UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23617

TCW ETF Trust

On behalf of the following series:

TCW AAA CLO ETF (Ticker: ACLO)

TCW Corporate Bond ETF (Ticker: IGCB)

TCW Flexible Income ETF (Ticker: FLXR)

TCW High Yield Bond ETF (Ticker: HYBX)

TCW Multisector Credit Income ETF (Ticker: MUSE)

TCW Senior Loan ETF (Ticker: SLNZ)

(Exact name of registrant as specified in charter)

515 South Flower Street, Los Angeles, CA 90071

(Address of principal executive offices)

Peter Davidson, Esq.

Vice President and Secretary

515 South Flower Street

Los Angeles, CA 90071

(Name and address of agent for service)

Registrant’s telephone number, including area code: (213) 244-0000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2025

Item 1.	Reports to Shareholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”):

TCW AAA CLO ETF

Ticker: ACLO | Listing Exchange: New York Stock Exchange LLC

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about the TCW AAA CLO ETF for the period of November 15, 2024 to April 30, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829). This report contains material fund changes that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
TCW AAA CLO ETF	$9Footnote Reference+	0.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote+	The dollar amounts above reflect expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Key Fund Statistics

  Total Net Assets$266,552,233
  # of Portfolio Holdings175
  Portfolio Turnover Rate43%

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Asset-Backed Securities	97.3%
Short-Term Investments	1.8%
Other Assets in Excess of Liabilities	0.9%

Top Ten Holdings (as a % of Net Assets)

Octagon Investment Partners 51 Ltd., Class AR, 5.26%, due 07/20/34 (3 mo. USD Term SOFR + 0.990%)	2.1%
Madison Park Funding XLIX Ltd., Class AR, 5.32%, due 10/19/34 (3 mo. USD Term SOFR + 1.050%)	2.1%
Rockford Tower CLO Ltd., Class A1, 5.47%, due 03/31/38 (3 mo. USD Term SOFR + 1.210%)	2.1%
Cedar Funding XII CLO Ltd., Class ARR, 5.46%, due 01/25/38 (3 mo. USD Term SOFR + 1.200%)	2.0%
Oak Hill Credit Partners X-R Ltd., Class AR2, 5.40%, due 04/20/38 (3 mo. USD Term SOFR + 1.130%)	2.0%
Bain Capital Credit CLO Ltd., Class AR, 5.21%, due 04/18/34 (3 mo. USD Term SOFR + 0.940%)	2.0%
RR 26 Ltd., Class A1R, 5.38%, due 04/15/38 (3 mo. USD Term SOFR + 1.120%)	2.0%
Allegro CLO XV Ltd., Class A1R, 5.49%, due 04/20/38 (3 mo. USD Term SOFR + 1.180%)	2.0%
Golub Capital Partners CLO 53B Ltd., Class AR, 5.29%, due 07/20/34 (3 mo. USD Term SOFR + 0.980%)	2.0%
Octagon Investment Partners XXI Ltd., Class A2R4, 5.45%, due 02/14/31 (3 mo. USD Term SOFR + 1.150%)	2.0%

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at www.tcw.com/Literature/Fund-Literature or upon request by contacting us at 800-FUND-TCW (800-386-3829).

The TCW AAA CLO underwent a strategy change during the period. Please see the Fund's prospectus for further information on the Fund’s investment objectives and strategies.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW AAA CLO ETF

Semi-Annual Shareholder Report — April 30, 2025

Ticker: ACLO

TSR ACLO-0425

TCW Corporate Bond ETF

Ticker: IGCB | Listing Exchange: New York Stock Exchange LLC

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about the TCW Corporate Bond ETF for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829). This report contains material fund changes that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
TCW Corporate Bond ETF	$24	0.47%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$25,732,532
  # of Portfolio Holdings341
  Portfolio Turnover Rate402%

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Corporate Bonds	85.2%
U.S. Treasury Securities	7.1%
Short-Term Investments	7.1%
Municipal Bonds	0.5%
Asset-Backed Securities	0.1%
Commercial Mortgage-Backed Securities - Agency	0.1%
Residential Mortgage-Backed Securities - Agency	0.0%
Convertible Corporate Bonds	0.0%
Other Security TypesFootnote Reference*	0.0%
Liabilities in Excess of Other Assets	(0.1%)
Footnote	Description
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Bonds, 4.63%, due 02/15/55	7.1%
Bank of America Corp., 2.69%, due 04/22/32 (1 day USD SOFR + 1.320%)	2.2%
JPMorgan Chase & Co., 2.55%, due 11/08/32 (1 day USD SOFR + 1.180%)	1.9%
Wells Fargo & Co., 3.35%, due 03/02/33 (1 day USD SOFR + 1.500%)	1.7%
Goldman Sachs Group, Inc., 1.99%, due 01/27/32 (1 day USD SOFR + 1.090%)	1.6%
T-Mobile USA, Inc., 2.55%, due 02/15/31	1.5%
UnitedHealth Group, Inc., 5.15%, due 07/15/34	1.5%
Florida Power & Light Co., 5.30%, due 06/15/34	1.3%
Verizon Communications, Inc., 4.50%, due 08/10/33	1.1%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 5.15%, due 09/20/29	1.1%

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at www.tcw.com/Literature/Fund-Literature or upon request by contacting us at 800-FUND-TCW (800-386-3829).

On November 18, 2024, the TCW MetWest Corporate Bond Fund was reorganized into the TCW Corporate Bond ETF, a new series of the TCW ETF Trust, as previously announced.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW Corporate Bond ETF

Semi-Annual Shareholder Report — April 30, 2025

Ticker: IGCB

TSR IGCB-0425

TCW Flexible Income ETF

Ticker: FLXR | Listing Exchange: New York Stock Exchange LLC

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about the TCW Flexible Income ETF for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
TCW Flexible Income ETF	$20	0.40%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$975,629,710
  # of Portfolio Holdings1,280
  Portfolio Turnover Rate171%

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Residential Mortgage-Backed Securities - Agency	22.5%
Corporate Bonds	21.6%
Asset-Backed Securities	19.7%
Residential Mortgage-Backed Securities - Non-Agency	12.5%
Commercial Mortgage-Backed Securities - Non-Agency	11.9%
Bank Loans	8.4%
U.S. Treasury Securities	5.8%
Short-Term Investments	1.8%
Other Security TypesFootnote Reference*	1.6%
Liabilities in Excess of Other Assets	(5.8%)
Footnote	Description
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes, 3.75%, due 04/30/27	3.4%
U.S. Treasury Notes, 3.88%, due 04/30/30	2.1%
Uniform Mortgage-Backed Security, TBA, 4.00%, due 06/01/52	1.6%
Uniform Mortgage-Backed Security, TBA, 4.50%, due 05/01/55	1.4%
Uniform Mortgage-Backed Security, TBA, 5.00%, due 05/01/54	1.3%
Government National Mortgage Association, TBA, 5.50%, due 05/20/54	1.1%
Federal Home Loan Mortgage Corp. REMICS, Class FA, 5.55%, due 02/25/55 (30 day USD SOFR Average + 1.200%)	1.0%
Federal National Mortgage Association, 4.50%, due 10/01/54	1.0%
Government National Mortgage Association, TBA, 4.00%, due 05/20/55	0.9%
Uniform Mortgage-Backed Security, TBA, 3.50%, due 03/01/52	0.9%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW Flexible Income ETF

Semi-Annual Shareholder Report — April 30, 2025

Ticker: FLXR

TSR FLXR-0425

TCW High Yield Bond ETF

Ticker: HYBX | Listing Exchange: New York Stock Exchange LLC

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about the TCW High Yield Bond ETF for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829). This report contains material fund changes that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
TCW High Yield Bond ETF	$25	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$40,400,066
  # of Portfolio Holdings334
  Portfolio Turnover Rate71%

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Corporate Bonds	83.5%
Bank Loans	13.7%
Short-Term Investments	1.5%
Convertible Corporate Bonds	0.2%
Warrants	-%
Other Assets in Excess of Liabilities	1.1%

Top Ten Holdings (as a % of Net Assets)

CSC Holdings LLC, 6.50%, due 02/01/29	1.5%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, due 01/15/34	1.0%
EchoStar Corp., 10.75%, due 11/30/29	0.9%
1261229 BC Ltd., 10.00%, due 04/15/32	0.8%
Tenet Healthcare Corp., 6.75%, due 05/15/31	0.8%
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, due 10/01/31	0.7%
Archrock Partners LP/Archrock Partners Finance Corp., 6.63%, due 09/01/32	0.7%
Ferrellgas LP/Ferrellgas Finance Corp., 5.88%, due 04/01/29	0.7%
1011778 BC ULC/New Red Finance, Inc., 4.00%, due 10/15/30	0.7%
TransDigm, Inc., 6.38%, due 03/01/29	0.7%

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at www.tcw.com/Literature/Fund-Literature or upon request by contacting us at 800-FUND-TCW (800-386-3829).

On November 18, 2024, the TCW High Yield Bond Fund was reorganized into the TCW High Yield Bond ETF, a new series of the TCW ETF Trust, as previously announced.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW High Yield Bond ETF

Semi-Annual Shareholder Report — April 30, 2025

Ticker: HYBX

TSR HYBX-0425

TCW Multisector Credit Income ETF

Ticker: MUSE | Listing Exchange: New York Stock Exchange LLC

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about the TCW Multisector Credit Income ETF for the period of November 15, 2024 to April 30, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
TCW Multisector Credit Income ETF	$26Footnote Reference+	0.56%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote+	The dollar amounts above reflect expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Key Fund Statistics

  Total Net Assets$49,455,830
  # of Portfolio Holdings305
  Portfolio Turnover Rate23%

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Corporate Bonds	49.5%
Bank Loans	35.4%
Foreign Government Bonds	10.9%
Asset-Backed Securities	4.0%
Short-Term Investments	1.8%
Convertible Corporate Bonds	0.2%
Liabilities in Excess of Other Assets	(1.8%)

Top Ten Holdings (as a % of Net Assets)

Magnite, Inc., 7.32%, due 02/06/31	0.7%
AES Andes SA, 6.25%, due 03/14/32	0.7%
Tidal Waste & Recycling Holdings LLC, 7.80%, due 10/24/31	0.7%
TCP Sunbelt Acquisition Co., 8.57%, due 10/24/31	0.7%
Kestrel Acquisition LLC, 7.80%, due 11/06/31	0.7%
Energean Israel Finance Ltd., 5.38%, due 03/30/28	0.7%
Delivery Hero SE, 9.31%, due 12/12/29	0.7%
Avolon TLB Borrower 1 U.S. LLC, 6.07%, due 06/24/30	0.7%
Open Text Corp., 6.07%, due 01/31/30	0.7%
Virgin Media Bristol LLC, 6.94%, due 01/31/28	0.7%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW Multisector Credit Income ETF

Semi-Annual Shareholder Report — April 30, 2025

Ticker: MUSE

TSR MUSE-0425

TCW Senior Loan ETF

Ticker: SLNZ | Listing Exchange: New York Stock Exchange LLC

Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about the TCW Senior Loan ETF for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829). This report contains material fund changes that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
TCW Senior Loan ETF	$35	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$328,598,497
  # of Portfolio Holdings362
  Portfolio Turnover Rate125%

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Bank Loans	89.7%
Short-Term Investments	14.5%
Corporate Bonds	2.9%
Asset-Backed Securities	0.7%
U.S. Treasury Securities	0.4%
Common Stock	0.1%
Preferred Stock	0.1%
Warrants	0.0%
Liabilities in Excess of Other Assets	(8.4%)

Top Ten Holdings (as a % of Net Assets)

Charter Communications Operating LLC, 6.55%, due 12/15/31	0.6%
Delivery Hero SE, 9.31%, due 12/12/29	0.6%
EagleView Technology Corp., 8.07%, due 08/14/25	0.6%
Heartland Dental LLC, 8.82%, due 04/28/28	0.6%
Peer Holding III BV, 6.80%, due 10/28/30	0.5%
United Natural Foods, Inc., 9.07%, due 05/01/31	0.5%
AmWINS Group, Inc., 6.57%, due 01/30/32	0.5%
Flutter Financing BV, 6.05%, due 11/30/30	0.5%
TransDigm, Inc., 7.05%, due 08/24/28	0.5%
DTI Holdco, Inc., 8.32%, due 04/26/29	0.5%

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at www.tcw.com/Literature/Fund-Literature or upon request by contacting us at 800-FUND-TCW (800-386-3829).

On November 18, 2024, the TCW MetWest Floating Rate Income Fund was reorganized into the TCW Senior Loan ETF, a new series of the TCW ETF Trust, as previously announced.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW Senior Loan ETF

Semi-Annual Shareholder Report — April 30, 2025

Ticker: SLNZ

TSR SLNZ-0425

(b)	Not applicable.

Item 2.	Code of Ethics.

Not required for this filing.

Item 3.	Audit Committee Financial Expert.

Not required for this filing.

Item 4.	Principal Accountant Fees and Services.

Not required for this filing.

Item 5.	Audit Committee of Listed Registrants.

Not required for this filing.

Item 6.	Investments.

(a)	The Schedule of Investments is included as part of the Report to Shareholders filed under Item 7(a) of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The Registrant’s Financial Statements are attached herewith.

TCW ETFs

TCW ETF TRUST

Semi-Annual Financial Statements

and Other Information
Form N-CSR Items 7-11

April 30, 2025

TCW AAA CLO ETF (ACLO)
TCW Corporate Bond ETF (IGCB)
TCW Flexible Income ETF (FLXR)
TCW High Yield Bond ETF (HYBX)
TCW Multisector Credit Income ETF (MUSE)
TCW Senior Loan ETF (SLNZ)

TCW ETF TRUST

TCW AAA CLO ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

Issues	Maturity Date		Principal Amount	Value
FIXED INCOME SECURITIES —97.3% of Net Assets
ASSET-BACKED SECURITIES—97.3%
Adagio X Eur CLO DAC Series X-X, Class B1R
4.74% (3 mo. EUR EURIBOR + 2.500%)(1),(2)	10/20/37	EUR	1,175,000	$1,335,114
AGL CLO 13 Ltd. Series 2021-13A, Class A1
5.69% (3 mo. USD Term SOFR + 1.422%)(1),(3)	10/20/34		$1,000,000	1,000,852
AGL CLO 16 Ltd. Series 2021-16A, Class AR
5.22% (3 mo. USD Term SOFR + 0.950%)(1),(3)	01/20/35		5,000,000	4,950,640
AIMCO CLO Series 2017-AA, Class AR2
5.41% (3 mo. USD Term SOFR + 1.140%)(1),(3)	01/20/38		3,500,000	3,473,666
AIMCO CLO 11 Ltd. Series 2020-11A, Class A2R2
5.78% (3 mo. USD Term SOFR + 1.500%)(1),(3)	07/17/37		850,000	845,792
AIMCO CLO 22 Ltd. Series 2024-22A, Class A
5.77% (3 mo. USD Term SOFR + 1.500%)(1),(3)	04/19/37		250,000	250,088
Alinea CLO Ltd. Series 2018-1A, Class BR
5.42% (3 mo. USD Term SOFR + 1.150%)(1),(3)	07/20/31		2,000,000	1,986,976
Allegro CLO XV Ltd. Series 2022-1A, Class A1R
5.49% (3 mo. USD Term SOFR + 1.180%)(1),(3)	04/20/38		5,500,000	5,453,107
AMMC CLO 23 Ltd. Series 2020-23A, Class A1R2
5.70% (3 mo. USD Term SOFR + 1.420%)(1),(3)	04/17/35		600,000	600,285
AMMC CLO 24 Ltd. Series 2021-24A, Class AR
5.47% (3 mo. USD Term SOFR + 1.200%)(1),(3)	01/20/35		1,405,000	1,396,980
AMMC CLO 27 Ltd. Series 2022-27A, Class A2R
5.62% (3 mo. USD Term SOFR + 1.350%)(1),(3)	01/20/37		5,500,000	5,403,128

Issues	Maturity Date		Principal Amount	Value
AMMC CLO 30 Ltd. Series 2024-30A, Class A1
5.94% (3 mo. USD Term SOFR + 1.680%)(1),(3)	01/15/37		$825,000	$826,502
Apidos CLO XIIX Ltd. Series 2024-49A, Class A2
5.78% (3 mo. USD Term SOFR + 1.500%)(1),(3)	10/24/37		400,000	397,705
Apidos CLO XLVII Ltd. Series 2024-47A, Class A1
5.78% (3 mo. USD Term SOFR + 1.500%)(1),(3)	04/26/37		500,000	500,179
Apidos CLO XX Ltd. Series 2015-20A, Class A1RA
5.62% (3 mo. USD Term SOFR + 1.362%)(1),(3)	07/16/31		2,882,667	2,884,316
Apidos CLO XXV Ltd. Series 2016-25A, Class A1R3
5.41% (3 mo. USD Term SOFR + 1.140%)(1),(3)	01/20/37		1,000,000	992,997
Apidos CLO XXXI Ltd. Series 2019-31A, Class A1R
5.62% (3 mo. USD Term SOFR + 1.362%)(1),(3)	04/15/31		2,079,903	2,081,729
Apidos CLO XXXII Ltd. Series 2019-32A, Class A1R
5.37% (3 mo. USD Term SOFR + 1.100%)(1),(3)	01/20/33		1,243,941	1,245,070
Apidos Loan Fund Ltd. Series 2024-1A, Class A1
5.55% (3 mo. USD Term SOFR + 1.270%)(1),(3)	04/25/35		3,000,000	2,997,738
Aqueduct European CLO 10 DAC Series 2024-10A, Class B
4.75% (3 mo. EUR EURIBOR + 2.000%)(1),(3)	01/18/39	EUR	1,000,000	1,132,747
ARES LI CLO Ltd. Series 2019-51A, Class A1R2
5.62% (3 mo. USD Term SOFR + 1.360%)(1),(3)	10/15/37		$660,000	657,567
ARES Loan Funding IV Ltd. Series 2023-ALF4A, Class A1
6.01% (3 mo. USD Term SOFR + 1.750%)(1),(3)	10/15/36		180,000	180,343

See accompanying Notes to Financial Statements.

TCW AAA CLO ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

Issues	Maturity Date		Principal Amount	Value
ARES XLIV CLO Ltd. Series 2017-44A, Class A1R
5.60% (3 mo. USD Term SOFR + 1.342%)(1),(3)	04/15/34		$1,610,000	$1,608,548
ARES XLVII CLO Ltd. Series 2018-47A, Class B
5.97% (3 mo. USD Term SOFR + 1.712%)(1),(3)	04/15/30		825,000	825,000
ARES XXVII CLO Ltd. Series 2013-2A, Class AR3
5.43% (3 mo. USD Term SOFR + 1.150%)(1),(3)	10/28/34		1,000,000	993,303
ARES XXXIV CLO Ltd. Series 2015-2A, Class AR3
5.60% (3 mo. USD Term SOFR + 1.320%)(1),(3)	04/17/33		1,100,000	1,100,445
Aurium CLO VIII DAC Series 8X, Class B1
3.89% (3 mo. EUR EURIBOR + 1.500%)(1),(2)	06/23/34	EUR	850,000	947,132
Bain Capital Credit CLO Ltd. Series 2020-3A, Class A1RR
5.49% (3 mo. USD Term SOFR + 1.210%)(1),(3)	10/23/34		190,000	189,244
Bain Capital Credit CLO Ltd. Series 2021-1A, Class AR
5.21% (3 mo. USD Term SOFR + 0.940%)(1),(3)	04/18/34		5,500,000	5,458,915
Bain Capital Credit CLO Ltd. Series 2021-3A, Class AR
5.34% (3 mo. USD Term SOFR + 1.060%)(1),(3)	07/24/34		1,000,000	996,356
Bain Capital Credit CLO Ltd. Series 2021-6A, Class A1R
5.36% (3 mo. USD Term SOFR + 1.090%)(1),(3)	10/21/34		1,000,000	992,131
Bain Capital Credit CLO Ltd. Series 2022-2A, Class A1
5.59% (3 mo. USD Term SOFR + 1.320%)(1),(3)	04/22/35		1,000,000	997,346
Ballyrock CLO Ltd. Series 2020-2A, Class A1R
5.54% (3 mo. USD Term SOFR + 1.272%)(1),(3)	10/20/31		$1,415,324	1,415,726

Issues	Maturity Date	Principal Amount	Value
Barings CLO Ltd. Series 2019-3A, Class A1RR
5.41% (3 mo. USD Term SOFR + 1.140%)(1),(3)	01/20/36	$1,000,000	$993,000
Barings CLO Ltd. Series 2023-4A, Class A
6.02% (3 mo. USD Term SOFR + 1.750%)(1),(3)	01/20/37	250,000	250,629
Barings CLO Ltd. Series 2024-1A, Class A
5.90% (3 mo. USD Term SOFR + 1.630%)(1),(3)	01/20/37	250,000	250,500
Beechwood Park CLO Ltd. Series 2019-1A, Class A1R
5.58% (3 mo. USD Term SOFR + 1.300%)(1),(3)	01/17/35	500,000	499,999
BlueMountain CLO XXII Ltd. Series 2018-22A, Class A1
5.60% (3 mo. USD Term SOFR + 1.342%)(1),(3)	07/15/31	647,057	646,792
Buttermilk Park CLO Ltd. Series 2018-1A, Class A2R
5.63% (3 mo. USD Term SOFR + 1.370%)(1),(3)	10/15/31	275,000	273,807
Captree Park CLO Ltd. Series 2024-1A, Class B1
6.17% (3 mo. USD Term SOFR + 1.900%)(1),(3)	07/20/37	250,000	250,282
Cayuga Park CLO Ltd. Series 2020-1A, Class AR
5.66% (3 mo. USD Term SOFR + 1.382%)(1),(3)	07/17/34	170,000	170,045
Cedar Funding IX CLO Ltd. Series 2018-9A, Class AR
5.69% (3 mo. USD Term SOFR + 1.420%)(1),(3)	07/20/37	500,000	500,375
Cedar Funding VII CLO Ltd. Series 2018-7A, Class AR
5.35% (3 mo. USD Term SOFR + 1.080%)(1),(3)	01/20/31	1,128,091	1,127,123
Cedar Funding XI CLO Ltd. Series 2019-11A, Class A2R2
5.61% (3 mo. USD Term SOFR + 1.300%)(1),(3)	05/29/32	800,000	796,102

See accompanying Notes to Financial Statements.

TCW AAA CLO ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

Issues	Maturity Date		Principal Amount	Value
Cedar Funding XII CLO Ltd. Series 2020-12A, Class ARR
5.46% (3 mo. USD Term SOFR + 1.200%)(1),(3)	01/25/38		$5,500,000	$5,463,738
Cedar Funding XIV CLO Ltd. Series 2021-14A, Class AR
5.64% (3 mo. USD Term SOFR + 1.380%)(1),(3)	10/15/37		850,000	848,636
CIFC Funding Ltd. Series 2014-4RA, Class A1B2
5.48% (3 mo. USD Term SOFR + 1.200%)(1),(3)	01/17/35		4,000,000	3,978,000
CIFC Funding Ltd. Series 2015-1A, Class ARR
5.64% (3 mo. USD Term SOFR + 1.372%)(1),(3)	01/22/31		391,240	391,589
CIFC Funding Ltd. Series 2016-1A, Class BR3
5.72% (3 mo. USD Term SOFR + 1.450%)(1),(3)	10/21/31		800,000	794,787
CIFC Funding Ltd. Series 2021-1A, Class A1R
5.70% (3 mo. USD Term SOFR + 1.420%)(1),(3)	07/25/37		830,000	828,313
CIFC Funding Ltd. Series 2024-1A, Class A
5.77% (3 mo. USD Term SOFR + 1.500%)(1),(3)	04/18/37		250,000	250,087
Clover CLO LLC Series 2021-3A, Class AR
5.35% (3 mo. USD Term SOFR + 1.070%)(1),(3)	01/25/35		1,000,000	992,317
Contego CLO VI DAC Series 6X, Class B2R
3.88% (3 mo. EUR EURIBOR + 1.600%)(1),(2)	04/15/34	EUR	1,200,000	1,340,364
Danby Park CLO Ltd. Series 2022-1A, Class AR
5.63% (3 mo. USD Term SOFR + 1.360%)(1),(3)	10/21/37		$400,000	399,564
Dryden 108 CLO Ltd. Series 2022-108A, Class A2R
5.78% (3 mo. USD Term SOFR + 1.510%)(1),(3)	07/18/37		600,000	596,626

Issues	Maturity Date	Principal Amount	Value
Dryden 40 Senior Loan Fund Series 2015-40A, Class AR2
5.47% (3 mo. USD Term SOFR + 1.150%)(1),(3)	08/15/31	$3,802,600	$3,801,284
Dryden 43 Senior Loan Fund Series 2016-43A, Class AR3
5.34% (3 mo. USD Term SOFR + 1.070%)(1),(3)	04/20/34	1,000,000	993,814
Dryden 45 Senior Loan Fund Series 2016-45A, Class A1RR
5.34% (3 mo. USD Term SOFR + 1.080%)(1),(3)	10/15/30	144,112	144,011
Dryden 55 CLO Ltd. Series 2018-55A, Class A1
5.54% (3 mo. USD Term SOFR + 1.282%)(1),(3)	04/15/31	2,149,681	2,150,712
Dryden 68 CLO Ltd. Series 2019-68A, Class ARR
5.36% (3 mo. USD Term SOFR + 1.100%)(1),(3)	07/15/35	5,163,000	5,122,796
Dryden 72 CLO Ltd. Series 2019-72A, Class ARR
5.42% (3 mo. USD Term SOFR + 1.100%)(1),(3)	05/15/32	2,442,242	2,439,214
Dryden 80 CLO Ltd. Series 2019-80A, Class AR
5.53% (3 mo. USD Term SOFR + 1.250%)(1),(3)	01/17/33	2,892,375	2,891,854
Dryden 93 CLO Ltd. Series 2021-93A, Class A1R
5.59% (3 mo. USD Term SOFR + 1.330%)(1),(3)	01/15/38	620,000	618,627
Dryden 94 CLO Ltd. Series 2022-94A, Class AR
5.62% (3 mo. USD Term SOFR + 1.360%)(1),(3)	10/15/37	400,000	399,358
Dryden 95 CLO Ltd. Series 2021-95A, Class BR
5.92% (3 mo. USD Term SOFR + 1.600%)(1),(3)	08/20/34	4,000,000	3,976,280
Eaton Vance CLO Ltd. Series 2013-1A, Class A13R
5.77% (3 mo. USD Term SOFR + 1.512%)(1),(3)	01/15/34	3,130,000	3,128,435

See accompanying Notes to Financial Statements.

TCW AAA CLO ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

Issues	Maturity Date	Principal Amount	Value
Elmwood CLO 15 Ltd. Series 2022-2A, Class A1
5.61% (3 mo. USD Term SOFR + 1.340%)(1),(3)	04/22/35	$2,238,844	$2,239,404
Elmwood CLO 36 Ltd. Series 2024-12RA, Class AR
5.61% (3 mo. USD Term SOFR + 1.340%)(1),(3)	10/20/37	850,000	849,996
Elmwood CLO III Ltd. Series 2019-3A, Class A2RR
5.87% (3 mo. USD Term SOFR + 1.600%)(1),(3)	07/18/37	850,000	848,821
Elmwood CLO IX Ltd. Series 2021-2A, Class AR
5.46% (3 mo. USD Term SOFR + 1.140%)(1),(3)	04/20/38	2,500,000	2,491,042
Elmwood CLO X Ltd. Series 2021-3A, Class A1R
5.54% (3 mo. USD Term SOFR + 1.270%)(1),(3)	04/20/34	3,000,000	2,999,991
Flatiron CLO 20 Ltd. Series 2020-1A, Class AR
5.70% (3 mo. USD Term SOFR + 1.380%)(1),(3)	05/20/36	482,000	482,224
Flatiron CLO 25 Ltd. Series 2024-2A, Class A
5.63% (3 mo. USD Term SOFR + 1.350%)(1),(3)	10/17/37	850,000	846,427
Galaxy XXII CLO Ltd. Series 2016-22A, Class ARRR
5.50% (3 mo. USD Term SOFR + 1.240%)(1),(3)	04/16/34	1,900,000	1,892,299
GoldenTree Loan Management U.S. CLO 11 Ltd. Series 2021-11A, Class AR
5.35% (3 mo. USD Term SOFR + 1.080%)(1),(3)	10/20/34	250,000	248,629
GoldenTree Loan Management U.S. CLO 12 Ltd. Series 2022-12A, Class B1R
5.92% (3 mo. USD Term SOFR + 1.650%)(1),(3)	07/20/37	250,000	248,495
GoldenTree Loan Management U.S. CLO 19 Ltd. Series 2024-19A, Class A
5.77% (3 mo. USD Term SOFR + 1.500%)(1),(3)	04/20/37	500,000	500,638

Issues	Maturity Date		Principal Amount	Value
GoldenTree Loan Management U.S. CLO 7 Ltd. Series 2020-7A, Class ARR
5.37% (3 mo. USD Term SOFR + 1.100%)(1),(3)	04/20/34		$2,850,000	$2,839,652
GoldenTree Loan Management U.S. CLO 8 Ltd. Series 2020-8A, Class ARR
5.42% (3 mo. USD Term SOFR + 1.150%)(1),(3)	10/20/34		1,130,000	1,124,499
GoldenTree Loan Management U.S. CLO 9 Ltd. Series 2021-9A, Class AR
5.77% (3 mo. USD Term SOFR + 1.500%)(1),(3)	04/20/37		550,000	550,782
Golub Capital Partners CLO 53B Ltd. Series 2021-53A, Class AR
5.29% (3 mo. USD Term SOFR + 0.980%)(1),(3)	07/20/34		5,500,000	5,451,875
Golub Capital Partners CLO 60B Ltd. Series 2022-60A, Class AR
5.59% (3 mo. USD Term SOFR + 1.310%)(1),(3)	10/25/34		500,000	498,830
Golub Capital Partners CLO 66B Ltd. Series 2023-66A, Class A
6.23% (3 mo. USD Term SOFR + 1.950%)(1),(3)	04/25/36		400,000	400,338
Golub Capital Partners CLO 76 B Ltd. Series 2024-76A, Class B
5.95% (3 mo. USD Term SOFR + 1.670%)(1),(3)	10/25/37		750,000	740,509
Harbor Park CLO 18-1 Ltd. Series 2018-1A, Class B1R
5.97% (3 mo. USD Term SOFR + 1.700%)(1),(3)	01/20/31		840,000	840,000
Hartwick Park CLO Ltd. Series 2023-1A, Class AR
5.43% (3 mo. USD Term SOFR + 1.160%)(1),(3)	01/20/37		1,000,000	993,779
Henley CLO I DAC Series 1X, Class B1R
3.81% (3 mo. EUR EURIBOR + 1.650%)(1),(2)	07/25/34	EUR	850,000	953,632
HPS Loan Management Ltd. Series 15A-19, Class A1R
5.59% (3 mo. USD Term SOFR + 1.320%)(1),(3)	01/22/35		$530,000	528,678

See accompanying Notes to Financial Statements.

TCW AAA CLO ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

Issues	Maturity Date	Principal Amount	Value
Invesco CLO Ltd. Series 2021-2A, Class A
5.64% (3 mo. USD Term SOFR + 1.382%)(1),(3)	07/15/34	$595,000	$595,446
Invesco U.S. CLO Ltd. Series 2023-1A, Class BR
6.32% (3 mo. USD Term SOFR + 2.050%)(1),(3)	04/22/37	250,000	250,431
Invesco U.S. CLO Ltd. Series 2024-4A, Class A1
5.65% (3 mo. USD Term SOFR + 1.330%)(1),(3)	01/15/38	1,000,000	998,800
Kings Park CLO Ltd. Series 2021-1A, Class A
5.66% (3 mo. USD Term SOFR + 1.392%)(1),(3)	01/21/35	300,000	300,070
LCM 29 Ltd. Series 29A, Class AR
5.59% (3 mo. USD Term SOFR + 1.332%)(1),(3)	04/15/31	1,657,275	1,656,553
LCM 34 Ltd. Series 34A, Class A1
5.70% (3 mo. USD Term SOFR + 1.432%)(1),(3)	10/20/34	1,400,000	1,397,809
LCM 35 Ltd. Series 35A, Class BR
5.91% (3 mo. USD Term SOFR + 1.650%)(1),(3)	10/15/34	1,000,000	991,700
LCM 37 Ltd. Series 37A, Class A1R
5.32% (3 mo. USD Term SOFR + 1.060%)(1),(3)	04/15/34	1,000,000	997,588
LCM 40 Ltd. Series 40A, Class A1R
5.63% (3 mo. USD Term SOFR + 1.370%)(1),(3)	01/15/38	1,000,000	1,000,000
Madison Park Funding LIX Ltd. Series 2021-59A, Class A1R
5.77% (3 mo. USD Term SOFR + 1.500%)(1),(3)	04/18/37	395,000	395,500
Madison Park Funding LXVII Ltd. Series 2024-67A, Class A1
5.79% (3 mo. USD Term SOFR + 1.510%)(1),(3)	04/25/37	850,000	851,407

Issues	Maturity Date	Principal Amount	Value
Madison Park Funding XLIX Ltd. Series 2021-49A, Class AR
5.32% (3 mo. USD Term SOFR + 1.050%)(1),(3)	10/19/34	$5,500,000	$5,468,518
Madison Park Funding XLV Ltd. Series 2020-45A, Class ARR
5.34% (3 mo. USD Term SOFR + 1.080%)(1),(3)	07/15/34	1,000,000	993,477
Madison Park Funding XLVI Ltd. Series 2020-46A, Class ARR
5.26% (3 mo. USD Term SOFR + 1.000%)(1),(3)	10/15/34	5,000,000	4,967,440
Madison Park Funding XXIII Ltd. Series 2017-23A, Class AR
5.51% (3 mo. USD Term SOFR + 1.232%)(1),(3)	07/27/31	2,741,765	2,741,079
Madison Park Funding XXVII Ltd. Series 2018-27A, Class A2R
5.82% (3 mo. USD Term SOFR + 1.500%)(1),(3)	04/20/38	2,250,000	2,234,556
Madison Park Funding XXXVII Ltd. Series 2019-37A, Class AR2
5.79% (3 mo. USD Term SOFR + 1.530%)(1),(3)	04/15/37	850,000	851,191
Madison Park Funding XXXVIII Ltd. Series 2021-38A, Class A
5.66% (3 mo. USD Term SOFR + 1.382%)(1),(3)	07/17/34	1,000,000	1,000,260
Magnetite XIX Ltd. Series 2017-19A, Class B1RR
5.73% (3 mo. USD Term SOFR + 1.450%)(1),(3)	04/17/34	500,000	494,585
Magnetite XXV Ltd. Series 2020-25A, Class A
5.74% (3 mo. USD Term SOFR + 1.462%)(1),(3)	01/25/32	590,778	591,609
Magnetite XXVII Ltd. Series 2020-27A, Class AR
5.67% (3 mo. USD Term SOFR + 1.402%)(1),(3)	10/20/34	278,000	278,172
Neuberger Berman CLO XVII Ltd. Series 2014-17A, Class AR3
5.67% (3 mo. USD Term SOFR + 1.400%)(1),(3)	07/22/38	400,000	400,468

See accompanying Notes to Financial Statements.

TCW AAA CLO ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

Issues	Maturity Date	Principal Amount	Value
Neuberger Berman Loan Advisers CLO 36 Ltd. Series 2020-36A, Class BR2
6.07% (3 mo. USD Term SOFR + 1.800%)(1),(3)	04/20/33	$2,000,000	$1,997,318
Neuberger Berman Loan Advisers CLO 52 Ltd. Series 2022-52A, Class AR
5.63% (3 mo. USD Term SOFR + 1.350%)(1),(3)	10/24/38	850,000	850,487
Neuberger Berman Loan Advisers CLO Ltd. Series 2022-49A, Class AR
5.43% (3 mo. USD Term SOFR + 1.150%)(1),(3)	07/25/35	250,000	249,492
Oak Hill Credit Partners X-R Ltd. Series 2014-10RA, Class AR2
5.40% (3 mo. USD Term SOFR + 1.130%)(1),(3)	04/20/38	5,500,000	5,461,137
OCP Aegis CLO Ltd. Series 2023-29A, Class BR
5.82% (3 mo. USD Term SOFR + 1.550%)(1),(3)	01/20/36	500,000	497,997
OCP CLO Ltd. Series 2016-11A, Class B1R2
6.23% (3 mo. USD Term SOFR + 1.950%)(1),(3)	04/26/36	825,000	824,162
OCP CLO Ltd. Series 2021-22A, Class AR
5.62% (3 mo. USD Term SOFR + 1.350%)(1),(3)	10/20/37	850,000	848,717
OCP CLO Ltd. Series 2021-23A, Class AR
5.44% (3 mo. USD Term SOFR + 1.160%)(1),(3)	01/17/37	1,000,000	991,791
Octagon 66 Ltd. Series 2022-1A, Class A1R
6.07% (3 mo. USD Term SOFR + 1.750%)(1),(3)	11/16/36	300,000	300,633
Octagon Investment Partners 18-R Ltd. Series 2018-18A, Class A1A
5.48% (3 mo. USD Term SOFR + 1.222%)(1),(3)	04/16/31	880,089	880,279
Octagon Investment Partners 29 Ltd. Series 2016-1A, Class A1R2
5.69% (3 mo. USD Term SOFR + 1.420%)(1),(3)	07/18/37	850,000	850,660

Issues	Maturity Date	Principal Amount	Value
Octagon Investment Partners 40 Ltd. Series 2019-1A, Class A2RR
5.57% (3 mo. USD Term SOFR + 1.300%)(1),(3),(4)	01/20/35	$2,000,000	$1,978,578
Octagon Investment Partners 41 Ltd. Series 2019-2A, Class A2R2
5.86% (3 mo. USD Term SOFR + 1.600%)(1),(3)	10/15/33	2,000,000	1,997,640
Octagon Investment Partners 45 Ltd. Series 2019-1A, Class BR
6.11% (3 mo. USD Term SOFR + 1.850%)(1),(3)	04/15/35	770,000	762,276
Octagon Investment Partners 51 Ltd. Series 2021-1A, Class AR
5.26% (3 mo. USD Term SOFR + 0.990%)(1),(3)	07/20/34	5,500,000	5,469,750
Octagon Investment Partners XV Ltd. Series 2013-1A, Class A2R
5.88% (3 mo. USD Term SOFR + 1.612%)(1),(3)	07/19/30	400,000	399,614
Octagon Investment Partners XXI Ltd. Series 2014-1A, Class A2R4
5.45% (3 mo. USD Term SOFR + 1.150%)(1),(3)	02/14/31	5,500,000	5,449,779
OHA Credit Funding 1 Ltd. Series 2018-1A, Class B1R
6.27% (3 mo. USD Term SOFR + 2.000%)(1),(3)	04/20/37	250,000	250,671
OHA Credit Funding 4 Ltd. Series 2019-4A, Class AR2
5.56% (3 mo. USD Term SOFR + 1.290%)(1),(3)	01/22/38	1,000,000	997,279
OHA Credit Funding 5 Ltd. Series 2020-5A, Class AR
5.62% (3 mo. USD Term SOFR + 1.350%)(1),(3)	10/18/37	400,000	400,191
Palmer Square CLO Ltd. Series 2019-1A, Class A1R
5.73% (3 mo. USD Term SOFR + 1.412%)(1),(3)	11/14/34	3,500,000	3,501,204
Palmer Square CLO Ltd. Series 2022-1A, Class A
5.59% (3 mo. USD Term SOFR + 1.320%)(1),(3)	04/20/35	1,180,000	1,180,649

See accompanying Notes to Financial Statements.

TCW AAA CLO ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

Issues	Maturity Date		Principal Amount	Value
Palmer Square CLO Ltd. Series 2024-2A, Class A1
5.67% (3 mo. USD Term SOFR + 1.400%)(1),(3)	07/20/37		$500,000	$499,745
Palmer Square CLO Ltd. Series 2024-4A, Class A2
5.83% (3 mo. USD Term SOFR + 1.500%)(1),(3)	01/15/38		1,000,000	995,631
Palmer Square European CLO DAC Series 2021-1X, Class B
3.63% (3 mo. EUR EURIBOR + 1.350%)(1),(2)	04/15/34	EUR	900,000	984,224
Palmer Square Loan Funding Ltd. Series 2023-2A, Class A2R
5.78% (3 mo. USD Term SOFR + 1.500%)(1),(3)	01/25/32		4,000,000	4,002,068
Point Au Roche Park CLO Ltd. Series 2021-1A, Class A
5.61% (3 mo. USD Term SOFR + 1.342%)(1),(3)	07/20/34		1,100,000	1,099,448
Providus CLO III DAC Series 3X, Class B1R
3.89% (3 mo. EUR EURIBOR + 1.650%)(1),(2)	07/18/34		400,000	447,232
RAD CLO 21 Ltd. Series 2023-21A, Class A1R
5.35% (3 mo. USD Term SOFR + 1.070%)(1),(3),(4)	01/25/37		$5,500,000	5,445,396
RAD CLO 22 Ltd. Series 2023-22A, Class A1
6.10% (3 mo. USD Term SOFR + 1.830%)(1),(3)	01/20/37		400,000	401,057
RAD CLO 26 Ltd. Series 2024-26A, Class A
5.64% (3 mo. USD Term SOFR + 1.370%)(1),(3)	10/20/37		400,000	398,318
Recette CLO Ltd. Series 2015-1A, Class ARR
5.61% (3 mo. USD Term SOFR + 1.342%)(1),(3)	04/20/34		250,000	249,625
Regatta XIV Funding Ltd. Series 2018-3A, Class BR
5.78% (3 mo. USD Term SOFR + 1.500%)(1),(3)	10/25/31		2,200,000	2,188,923

Issues	Maturity Date		Principal Amount	Value
Regatta XVI Funding Ltd. Series 2019-2A, Class A1R
5.46% (3 mo. USD Term SOFR + 1.200%)(1),(3)	01/15/33		$1,849,795	$1,850,671
Regatta XXVII Funding Ltd. Series 2024-1A, Class A1
5.81% (3 mo. USD Term SOFR + 1.530%)(1),(3)	04/26/37		250,000	250,427
Rockford Tower CLO Ltd. Series 2018-1A, Class A
5.68% (3 mo. USD Term SOFR + 1.362%)(1),(3)	05/20/31		3,860,588	3,861,753
Rockford Tower CLO Ltd. Series 2019-2A, Class AR2
5.45% (3 mo. USD Term SOFR + 1.130%)(1),(3)	08/20/32		1,079,416	1,077,625
Rockford Tower CLO Ltd. Series 2020-1A, Class A1RR
5.36% (3 mo. USD Term SOFR + 1.090%)(1),(3)	01/20/36		1,600,000	1,588,517
Rockford Tower CLO Ltd. Series 2025-1A, Class A1
5.47% (3 mo. USD Term SOFR + 1.210%)(1),(3)	03/31/38		5,500,000	5,465,350
Rockford Tower Europe CLO DAC Series 2019-1A, Class B1R
4.34% (3 mo. EUR EURIBOR + 2.100%)(1),(3)	01/20/38	EUR	750,000	850,227
RR 26 Ltd. Series 2023-26A, Class A1R
5.38% (3 mo. USD Term SOFR + 1.120%)(1),(3)	04/15/38		$5,500,000	5,453,360
RR 27 Ltd. Series 2023-27A, Class A1B
6.21% (3 mo. USD Term SOFR + 1.950%)(1),(3)	10/15/35		500,000	500,671
RR 8 Ltd. Series 2020-8A, Class A2R
5.96% (3 mo. USD Term SOFR + 1.700%)(1),(3)	07/15/37		500,000	499,478
Sixth Street CLO VIII Ltd. Series 2017-8A, Class A1R2
5.42% (3 mo. USD Term SOFR + 1.150%)(1),(3)	10/20/34		1,000,000	994,696

See accompanying Notes to Financial Statements.

TCW AAA CLO ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

Issues	Maturity Date	Principal Amount	Value
Sixth Street CLO XVII Ltd. Series 2021-17A, Class A1R
5.43% (3 mo. USD Term SOFR + 1.150%)(1),(3)	04/17/38	$2,500,000	$2,479,000
Sixth Street CLO XXI Ltd. Series 2022-21A, Class AR
5.64% (3 mo. USD Term SOFR + 1.370%)(1),(3)	10/21/37	2,000,000	1,995,760
Southwick Park CLO LLC Series 2019-4A, Class A1R
5.59% (3 mo. USD Term SOFR + 1.322%)(1),(3)	07/20/32	967,571	968,108
Symphony CLO 35 Ltd. Series 2022-35A, Class AR
6.00% (3 mo. USD Term SOFR + 1.700%)(1),(3)	10/24/36	400,000	400,480
Symphony CLO 43 Ltd. Series 2024-43A, Class A1
5.78% (3 mo. USD Term SOFR + 1.520%)(1),(3)	04/15/37	850,000	850,689
Symphony CLO XVIII Ltd. Series 2016-18A, Class A1R3
5.38% (3 mo. USD Term SOFR + 1.100%)(1),(3)	07/23/33	2,947,574	2,941,488
Symphony CLO XXII Ltd. Series 2020-22A, Class A1AR
5.45% (3 mo. USD Term SOFR + 1.180%)(1),(3)	04/18/33	800,000	799,081
Symphony CLO XXV Ltd. Series 2021-25A, Class A
5.51% (3 mo. USD Term SOFR + 1.242%)(1),(3)	04/19/34	2,000,000	1,991,972
Symphony CLO XXVIII Ltd. Series 2021-28A, Class A
5.68% (3 mo. USD Term SOFR + 1.402%)(1),(3)	10/23/34	1,000,000	999,442
TCI-Symphony CLO Ltd. Series 2016-1A, Class AR2
5.52% (3 mo. USD Term SOFR + 1.282%)(1),(3)	10/13/32	2,366,823	2,367,462
Trestles CLO V Ltd. Series 2021-5A, Class A1R
5.52% (3 mo. USD Term SOFR + 1.250%)(1),(3)	10/20/34	2,500,000	2,482,212

Issues	Maturity Date	Principal Amount	Value
Voya CLO Ltd. Series 2013-3A, Class A2RR
6.23% (3 mo. USD Term SOFR + 1.961%)(1),(3)	10/18/31	$327,073	$327,322
Voya CLO Ltd. Series 2015-3A, Class A1R3
5.42% (3 mo. USD Term SOFR + 1.150%)(1),(3)	10/20/31	1,180,938	1,180,560
Voya CLO Ltd. Series 2017-3A, Class AAR2
5.87% (3 mo. USD Term SOFR + 1.600%)(1),(3)	04/20/34	2,000,000	1,993,800
Voya CLO Ltd. Series 2019-1A, Class A2RR
5.86% (3 mo. USD Term SOFR + 1.600%)(1),(3)	10/15/37	850,000	846,644

Total Asset-backed Securities (Cost: $260,050,061)			259,322,692

Total Fixed Income Securities (Cost: $260,050,061)			259,322,692

		Shares
MONEY MARKET INVESTMENTS—1.8%
State Street Institutional U.S. Government Money Market Fund — Premier Class, 4.29%(5)		2,156,685	2,156,685
TCW Central Cash Fund 4.34% (5),(6)		2,692,127	2,692,127

Total Money Market Investments (Cost: $4,848,812)			4,848,812

Total Investments (99.1%) (Cost: $264,898,873)			264,171,504

Excess Of Other Assets Over Liabilities (0.9%)			2,380,729
Net Assets (100.0%)			$266,552,233

See accompanying Notes to Financial Statements.

TCW AAA CLO ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)

SELL (7)
Goldman Sachs & Co.	EUR	6,200,000	07/11/25	$6,812,779	$7,052,950	$(240,171)
Bank Of New York	EUR	877,000	07/11/25	973,110	997,651	(24,541)

				$7,785,889	$8,050,601	$(264,712)

Notes to the Schedule of Investments:
SOFR	Secured Overnight Financing Rate.
EUR	Euro Currency.
(1)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2025.
(2)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At April 30, 2025, the value of these securities amounted to $6,007,698 or 2.3% of net assets.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2025, the value of these securities amounted to $253,314,994 or 95.0% of net assets. These securities are determined to be liquid by the Fund’s investment adviser, unless otherwise noted, under procedures established by and under the general supervision of the Trust’s Board of Trustees.
(4)	This security is a residual or equity position that does not have a stated interest rate. This residual or equity position is entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debtholders and fund expenses.
(5)	Rate disclosed is the 7-day net yield as of April 30, 2025.
(6)	Affiliated issuer.
(7)	Fund sells foreign currency, buys USD.

See accompanying Notes to Financial Statements.

TCW AAA CLO ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

The summary of the TCW AAA CLO ETF transactions in the affiliated funds for the period ended April 30, 2025 is as follows:

Name of Affiliated Fund	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Number of Shares Held April 30, 2025	Value at April 30, 2025	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund	$—	$166,492,127	$163,800,000	2,692,127	$2,692,127	$376,347	$—	$—	$—
Total					$2,692,127	$376,347	$—	$—	$—

See accompanying Notes to Financial Statements.

TCW AAA CLO ETF

Fair Valuation Summary (Unaudited)	April 30, 2025

The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Asset-Backed Securities	$—	$259,322,692	$—	$259,322,692
Money Market Investments	4,848,812	—	—	4,848,812

Total Investments	$4,848,812	$259,322,692	$—	$264,171,504
Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(264,712)	$—	$(264,712)

Total	$—	$(264,712)	$—	$(264,712)

See accompanying Notes to Financial Statements.

TCW Corporate Bond ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES —93.0% of Net Assets

ASSET-BACKED SECURITIES —0.1% (Cost: $34,144)
Skyline Aviation, Inc. Class A
3.23% (1)	07/03/38	$34,144	$31,848
COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY—0.1%
Government National Mortgage Association Series 2009-111, Class IO (I/O)
0.19% (2)	09/16/51	481,501	18,347
Government National Mortgage Association Series 2012-144, Class IO (I/O)
0.33% (2)	01/16/53	129,275	1,492

Total Commercial Mortgage-backed Securities — Agency
(Cost: $19,702)			19,839

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY—0.0%
COMM Mortgage Trust Series 2014-UBS5, Class XA (I/O)
0.68% (1),(2)	09/10/47	41,793	1
GS Mortgage Securities Trust Series 2010-C1, Class X (I/O)
0.54% (2),(3)	08/10/43	1,200,548	137

Total Commercial Mortgage-backed Securities — Non-agency
(Cost: $55,193)			138

CORPORATE BONDS—85.2%

Aerospace & Defense — 1.4%
BAE Systems Holdings, Inc. (United Kingdom)
3.85% (3)	12/15/25	20,000	19,897
Boeing Co.
5.81%	05/01/50	5,000	4,694
5.93%	05/01/60	12,000	11,119
6.53%	05/01/34	133,000	143,200
Lockheed Martin Corp.
4.80%	08/15/34	185,000	183,324
Northrop Grumman Corp.
5.15%	05/01/40	5,000	4,813

			367,047

Agriculture — 1.0%
Altria Group, Inc.
3.70%	02/04/51	5,000	3,377
4.88%	02/04/28	45,000	45,539
BAT Capital Corp. (United Kingdom)
4.39%	08/15/37	210,000	184,552
Imperial Brands Finance PLC (United Kingdom)
4.25% (3)	07/21/25	35,000	34,920

			268,388

Issues	Maturity Date	Principal Amount	Value

Airlines — 0.7%
Delta Air Lines Pass-Through Trust Series 2020-1, Class AA
2.00%	12/10/29	$18,273	$17,135
JetBlue Pass-Through Trust Series 2019-1, Class AA
2.75%	11/15/33	11,525	9,901
JetBlue Pass-Through Trust Series 2020-1, Class A
4.00%	05/15/34	22,148	20,438
United Airlines Pass-Through Trust Series 2016-2, Class AA
2.88%	04/07/30	6,236	5,823
United Airlines Pass-Through Trust Series 2023-1, Class A
5.80%	07/15/37	114,638	113,798

			167,095

Auto Manufacturers — 0.2%
Volkswagen Group of America Finance LLC (Germany)
5.65% (3)	03/25/32	17,000	17,008
5.80% (3)	03/27/35	40,000	39,831

			56,839

Banks — 16.3%
Bank of America Corp.
1.66% (1 day USD SOFR + 0.910%)(4)	03/11/27	8,000	7,805
1.92% (1 day USD SOFR + 1.370%)(4)	10/24/31	30,000	25,886
2.09% (1 day USD SOFR + 1.060%)(4)	06/14/29	125,000	116,465
2.69% (1 day USD SOFR + 1.320%)(4)	04/22/32	630,000	557,386
Bank of New York Mellon Corp.
5.83% (1 Day USD SOFR Index + 2.074%)(4)	10/25/33	235,000	248,073
Citigroup, Inc.
1.46% (1 day USD SOFR + 0.770%)(4)	06/09/27	15,000	14,490
2.52% (SOFR + 1.177%)(4)	11/03/32	270,000	232,632

See accompanying Notes to Financial Statements.

TCW Corporate Bond ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

Issues	Maturity Date	Principal Amount	Value
2.57% (1 day USD SOFR + 2.107%)(4)	06/03/31	$50,000	$44,775
2.98% (1 day USD SOFR + 1.422%)(4)	11/05/30	1,000	928
5.33% (1 day USD SOFR + 1.465%)(4)	03/27/36	165,000	163,942
Goldman Sachs Group, Inc.
1.99% (1 day USD SOFR + 1.090%)(4)	01/27/32	485,000	413,598
2.60%	02/07/30	80,000	73,090
5.02% (1 day USD SOFR + 1.420%)(4)	10/23/35	40,000	38,759
HSBC Holdings PLC (United Kingdom)
2.80% (1 day USD SOFR + 1.187%)(4)	05/24/32	70,000	61,678
JPMorgan Chase & Co.
1.04% (3 mo. USD Term SOFR + 0.695%)(4)	02/04/27	5,000	4,872
1.05% (1 day USD SOFR + 0.800%)(4)	11/19/26	40,000	39,222
1.58% (1 day USD SOFR + 0.885%)(4)	04/22/27	5,000	4,862
1.95% (1 day USD SOFR + 1.065%)(4)	02/04/32	20,000	17,176
2.07% (1 day USD SOFR + 1.015%)(4)	06/01/29	115,000	107,310
2.55% (1 day USD SOFR + 1.180%)(4)	11/08/32	550,000	479,902
3.90% (3 mo. USD Term SOFR + 1.482%)(4)	01/23/49	48,000	37,213
Lloyds Banking Group PLC (United Kingdom)
1.63% (1 yr. CMT + 0.850%)(4)	05/11/27	10,000	9,695

Issues	Maturity Date	Principal Amount	Value
Morgan Stanley
1.59% (1 day USD SOFR + 0.879%)(4)	05/04/27	$25,000	$24,278
1.93% (1 day USD SOFR + 1.020%)(4)	04/28/32	240,000	202,286
2.24% (1 day USD SOFR + 1.178%)(4)	07/21/32	335,000	285,557
3.77% (3 mo. USD Term SOFR + 1.402%)(4)	01/24/29	20,000	19,645
5.59% (1 day USD SOFR + 1.418%)(4)	01/18/36	45,000	45,697
PNC Financial Services Group, Inc.
5.22% (1 day USD SOFR + 1.072%)(4)	01/29/31	75,000	76,751
6.88% (1 day USD SOFR + 2.284%)(4)	10/20/34	150,000	165,000
U.S. Bancorp
4.84% (1 day USD SOFR + 1.600%)(4)	02/01/34	160,000	155,504
5.42% (1 day USD SOFR + 1.411%)(4)	02/12/36	10,000	10,035
Wells Fargo & Co.
2.39% (1 day USD SOFR + 2.100%)(4)	06/02/28	30,000	28,765
3.35% (1 day USD SOFR + 1.500%)(4)	03/02/33	490,000	440,441
5.24% (1 day USD SOFR + 1.110%)(4)	01/24/31	20,000	20,418
5.50% (1 day USD SOFR + 1.780%)(4)	01/23/35	10,000	10,074

			4,184,210

See accompanying Notes to Financial Statements.

TCW Corporate Bond ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

Issues	Maturity Date	Principal Amount	Value

Beverages — 2.9%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.90%	02/01/46	$205,000	$186,866
Bacardi Ltd.
4.70% (3)	05/15/28	50,000	50,024
5.30% (3)	05/15/48	25,000	21,177
Becle SAB de CV (Mexico)
2.50% (3)	10/14/31	70,000	56,860
Coca-Cola Co.
4.65%	08/14/34	170,000	169,901
Constellation Brands, Inc.
2.25%	08/01/31	45,000	38,474
Diageo Investment Corp. (United Kingdom)
5.63%	04/15/35	200,000	205,984
JDE Peet’s NV (Netherlands)
2.25% (3)	09/24/31	25,000	21,143

			750,429

Biotechnology — 1.6%
Amgen, Inc.
4.40%	05/01/45	5,000	4,174
4.88%	03/01/53	10,000	8,567
5.65%	03/02/53	145,000	139,174
5.75%	03/02/63	10,000	9,537
Gilead Sciences, Inc.
2.60%	10/01/40	80,000	56,681
5.10%	06/15/35	90,000	90,375
Illumina, Inc.
2.55%	03/23/31	20,000	17,215
Royalty Pharma PLC
1.75%	09/02/27	95,000	89,153

			414,876

Chemicals — 0.3%
International Flavors & Fragrances, Inc.
1.23% (3)	10/01/25	35,000	34,389
5.00%	09/26/48	40,000	33,344
Solvay Finance America LLC (Belgium)
5.85% (3)	06/04/34	10,000	10,159

			77,892

Commercial Services — 0.5%
Global Payments, Inc.
4.45%	06/01/28	30,000	29,764
RELX Capital, Inc. (United Kingdom)
4.00%	03/18/29	10,000	9,890

Issues	Maturity Date		Principal Amount	Value
Rollins, Inc.
5.25% (3)	02/24/35		$90,000	$89,919

				129,573

Computers — 2.0%
Apple, Inc.
2.65%	02/08/51		315,000	194,944
Booz Allen Hamilton, Inc.
5.95%	04/15/35		55,000	54,770
Dell International LLC/EMC Corp.
5.00%	04/01/30		105,000	105,681
International Business Machines Corp.
5.20%	02/10/35		155,000	155,357

				510,752

Cosmetics/Personal Care — 0.3%
Kenvue, Inc.
4.90%	03/22/33		70,000	70,905

Diversified Financial Services — 2.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
3.00%	10/29/28		15,000	14,166
3.30%	01/30/32		128,000	113,157
3.88%	01/23/28		4,000	3,916
Air Lease Corp.
3.63%	12/01/27		34,000	33,205
American Express Co.
6.49% (1 day USD SOFR + 1.940%)(4)	10/30/31		90,000	97,630
Avolon Holdings Funding Ltd. (Ireland)
2.53% (3)	11/18/27		3,000	2,816
2.75% (3)	02/21/28		10,000	9,378
4.38% (3)	05/01/26		10,000	9,925
Blackrock, Inc.
3.75%	07/18/35	EUR	100,000	116,181
Capital One Financial Corp.
3.27% (1 day USD SOFR + 1.790%)(4)	03/01/30		$10,000	9,424
Discover Financial Services
6.70%	11/29/32		10,000	10,729
LSEGA Financing PLC (United Kingdom)
2.00% (3)	04/06/28		20,000	18,738

See accompanying Notes to Financial Statements.

TCW Corporate Bond ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

Issues	Maturity Date		Principal Amount	Value
Mastercard, Inc.
4.55%	01/15/35		$140,000	$136,842
Raymond James Financial, Inc.
3.75%	04/01/51		10,000	7,118
Visa, Inc.
3.13% (5)	05/15/33	EUR	100,000	112,519

				695,744

Electric — 7.3%
AEP Transmission Co. LLC
2.75%	08/15/51		$190,000	113,141
3.65%	04/01/50		5,000	3,638
Alabama Power Co.
5.10%	04/02/35		190,000	190,885
5.50%	03/15/41		9,000	8,815
Alliant Energy Finance LLC
1.40% (3)	03/15/26		60,000	57,944
Appalachian Power Co.
4.45%	06/01/45		10,000	8,017
Arizona Public Service Co.
3.35%	05/15/50		15,000	10,064
6.35%	12/15/32		110,000	117,109
Baltimore Gas & Electric Co.
2.90%	06/15/50		48,000	29,910
Black Hills Corp.
4.35%	05/01/33		15,000	14,106
CenterPoint Energy Houston Electric LLC
5.15%	03/01/34		130,000	130,641
Commonwealth Edison Co.
6.45%	01/15/38		5,000	5,497
Consolidated Edison Co. of New York, Inc.
3.88%	06/15/47		35,000	26,713
Duke Energy Carolinas LLC
3.75%	06/01/45		70,000	53,435
3.88%	03/15/46		10,000	7,768
Duke Energy Progress LLC
5.05%	03/15/35		230,000	229,234
Evergy Kansas Central, Inc.
5.70%	03/15/53		10,000	9,774
FirstEnergy Transmission LLC
5.45% (3)	07/15/44		95,000	90,921
Florida Power & Light Co.
5.30%	06/15/34		320,000	328,570
5.60%	06/15/54		15,000	14,917
Indianapolis Power & Light Co.
5.70% (3)	04/01/54		5,000	4,870

Issues	Maturity Date	Principal Amount	Value
International Transmission Co.
4.63%	08/15/43	$105,000	$89,387
Interstate Power & Light Co.
2.30%	06/01/30	30,000	26,821
MidAmerican Energy Co.
5.85%	09/15/54	5,000	5,070
Narragansett Electric Co.
3.40% (3)	04/09/30	10,000	9,508
Oncor Electric Delivery Co. LLC
4.60%	06/01/52	50,000	41,580
5.35% (3)	04/01/35	85,000	86,175
PacifiCorp
4.13%	01/15/49	40,000	30,314
Public Service Co. of New Mexico
3.85%	08/01/25	20,000	19,917
Southern Co.
6.38% (5 yr. CMT + 2.069%)(4)	03/15/55	25,000	25,503
Tucson Electric Power Co.
3.25%	05/01/51	10,000	6,533
Virginia Electric & Power Co.
2.45%	12/15/50	102,000	56,247
3.80%	09/15/47	10,000	7,416
Xcel Energy, Inc.
4.80%	09/15/41	35,000	30,520

			1,890,960

Engineering & Construction — 0.0%
Sydney Airport Finance Co. Pty. Ltd. (Australia)
3.63% (3)	04/28/26	5,000	4,958

Entertainment — 0.5%
WarnerMedia Holdings, Inc.
5.05%	03/15/42	147,000	110,741
5.14%	03/15/52	40,000	27,493

			138,234

Environmental Control — 1.5%
GFL Environmental, Inc.
6.75% (3)	01/15/31	10,000	10,421
Republic Services, Inc.
5.15%	03/15/35	180,000	182,101
Waste Management, Inc.
4.95%	03/15/35	195,000	194,391

			386,913

See accompanying Notes to Financial Statements.

TCW Corporate Bond ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

Issues	Maturity Date	Principal Amount	Value

Food — 1.5%
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
4.38%	02/02/52	$102,000	$78,604
Kraft Heinz Foods Co.
4.63%	10/01/39	10,000	8,993
Mars, Inc.
4.80% (3)	03/01/30	200,000	202,548
Pilgrim’s Pride Corp.
3.50%	03/01/32	80,000	71,134
Smithfield Foods, Inc.
2.63% (3)	09/13/31	25,000	21,229

			382,508

Gas — 1.0%
Boston Gas Co.
3.76% (3)	03/16/32	80,000	72,984
KeySpan Gas East Corp.
5.82% (3)	04/01/41	15,000	14,423
NiSource, Inc.
5.40%	06/30/33	140,000	141,247
Southern Co. Gas Capital Corp.
4.40%	06/01/43	10,000	8,309
5.88%	03/15/41	15,000	15,044

			252,007

Health Care-Products — 3.6%
Alcon Finance Corp.
2.60% (3)	05/27/30	115,000	103,533
Baxter International, Inc.
3.95%	04/01/30	110,000	106,118
GE HealthCare Technologies, Inc.
5.86%	03/15/30	175,000	183,507
Medtronic Global Holdings SCA
4.50%	03/30/33	150,000	147,102
Revvity, Inc.
2.55%	03/15/31	25,000	21,654
Smith & Nephew PLC (United Kingdom)
2.03%	10/14/30	30,000	26,051
STERIS Irish FinCo UnLtd Co.
2.70%	03/15/31	15,000	13,326
Stryker Corp.
4.70%	02/10/28	150,000	151,768
Thermo Fisher Scientific, Inc.
5.09%	08/10/33	170,000	172,040

			925,099

Issues	Maturity Date	Principal Amount	Value

Health Care-Services — 5.5%
Barnabas Health, Inc.
4.00%	07/01/28	$5,000	$4,831
Centene Corp.
3.00%	10/15/30	123,000	108,014
Children’s Hospital Medical Center
2.82%	11/15/50	20,000	12,539
Cigna Group
5.40%	03/15/33	85,000	87,058
CommonSpirit Health
2.78%	10/01/30	15,000	13,565
Elevance Health, Inc.
5.20%	02/15/35	205,000	205,357
HCA, Inc.
5.25%	06/15/49	90,000	78,201
5.75%	03/01/35	100,000	101,013
Health Care Service Corp. A Mutual Legal Reserve Co.
5.45% (3)	06/15/34	20,000	20,188
Humana, Inc.
5.38%	04/15/31	160,000	162,251
IQVIA, Inc.
6.25%	02/01/29	10,000	10,408
Mass General Brigham, Inc.
3.34%	07/01/60	10,000	6,516
Roche Holdings, Inc.
4.59% (3)	09/09/34	75,000	73,418
5.59% (3)	11/13/33	15,000	15,789
Sharp HealthCare
2.68%	08/01/50	50,000	30,566
UnitedHealth Group, Inc.
3.70%	08/15/49	10,000	7,221
4.25%	04/15/47	15,000	12,010
5.15%	07/15/34	395,000	396,406
5.63%	07/15/54	10,000	9,629
Universal Health Services, Inc.
1.65%	09/01/26	40,000	38,364
West Virginia United Health System Obligated Group
3.13%	06/01/50	35,000	22,356

			1,415,700

Insurance — 2.7%
Allstate Corp.
3.85%	08/10/49	20,000	14,687
Aon Corp./Aon Global Holdings PLC
3.90%	02/28/52	115,000	83,890

See accompanying Notes to Financial Statements.

TCW Corporate Bond ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

Issues	Maturity Date		Principal Amount	Value
Arthur J Gallagher & Co.
3.05%	03/09/52		$15,000	$9,217
6.50%	02/15/34		10,000	10,869
Athene Global Funding
1.61% (3)	06/29/26		15,000	14,501
1.99% (3)	08/19/28		10,000	9,178
Farmers Insurance Exchange
4.75% (3 mo. USD LIBOR + 3.231%)(3),(4)	11/01/57		35,000	28,671
Guardian Life Insurance Co. of America
3.70% (3)	01/22/70		45,000	30,477
Metropolitan Life Global Funding I
3.30% (3)	03/21/29		230,000	220,984
MMI Capital Trust I
7.63%	12/15/27		25,000	26,479
New York Life Global Funding
4.55% (3)	01/28/33		225,000	219,022
New York Life Insurance Co.
3.75% (3)	05/15/50		15,000	10,872
Willis North America, Inc.
5.35%	05/15/33		20,000	20,206

				699,053

Internet — 2.4%
Alphabet, Inc.
3.00%	05/06/33	EUR	100,000	112,847
Amazon.com, Inc.
3.10%	05/12/51		$35,000	23,623
3.95%	04/13/52		200,000	157,764
Meta Platforms, Inc.
4.75%	08/15/34		95,000	94,698
5.40%	08/15/54		20,000	19,301
5.60%	05/15/53		90,000	89,051
Uber Technologies, Inc.
4.80%	09/15/34		130,000	126,204

				623,488

Lodging — 0.5%
Choice Hotels International, Inc.
5.85%	08/01/34		10,000	9,830
Hyatt Hotels Corp.
5.05%	03/30/28		50,000	50,261
5.50%	06/30/34		10,000	9,713

Issues	Maturity Date	Principal Amount	Value
Las Vegas Sands Corp.
6.00%	06/14/30	$50,000	$50,197

			120,001

Media — 2.0%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.30%	02/01/32	5,000	4,066
3.90%	06/01/52	270,000	171,804
5.38%	05/01/47	37,000	30,088
Comcast Corp.
4.00%	11/01/49	90,000	67,751
4.40%	08/15/35	130,000	122,443
Cox Communications, Inc.
2.60% (3)	06/15/31	85,000	74,140
Fox Corp.
6.50%	10/13/33	15,000	15,965
Time Warner Cable LLC
5.50%	09/01/41	18,000	15,417

			501,674

Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
3.28%	12/01/28	25,000	23,579

Oil & Gas — 0.1%
Aker BP ASA (Norway)
3.10% (3)	07/15/31	30,000	26,311

Packaging & Containers — 1.2%
Amcor Finance USA, Inc.
5.63%	05/26/33	80,000	82,200
Amcor Flexibles North America, Inc.
2.63%	06/19/30	5,000	4,499
5.50% (3)	03/17/35	65,000	64,822
Berry Global, Inc.
1.57%	01/15/26	13,000	12,676
CCL Industries, Inc. (Canada)
3.05% (3)	06/01/30	25,000	22,784
Sealed Air Corp.
1.57% (3)	10/15/26	20,000	19,039
Smurfit Kappa Treasury ULC (Ireland)
5.44% (3)	04/03/34	85,000	85,204
Sonoco Products Co.
3.13%	05/01/30	25,000	22,988

			314,212

See accompanying Notes to Financial Statements.

TCW Corporate Bond ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

Issues	Maturity Date	Principal Amount	Value

Pharmaceuticals — 5.3%
AbbVie, Inc.
4.40%	11/06/42	$50,000	$43,611
5.20%	03/15/35	175,000	177,476
Bayer U.S. Finance II LLC (Germany)
4.38% (3)	12/15/28	10,000	9,813
4.88% (3)	06/25/48	77,000	60,699
Bristol-Myers Squibb Co.
5.20%	02/22/34	175,000	177,270
CVS Health Corp.
5.05%	03/25/48	113,000	96,191
5.30%	06/01/33	178,000	176,855
Elanco Animal Health, Inc.
6.65%	08/28/28	5,000	5,080
Eli Lilly & Co.
4.75%	02/12/30	255,000	261,602
Johnson & Johnson
3.40%	01/15/38	75,000	64,236
5.00%	03/01/35	130,000	132,782
Merck & Co., Inc.
5.00%	05/17/53	120,000	109,312
Pfizer Investment Enterprises Pte. Ltd.
4.75%	05/19/33	45,000	44,437
Zoetis, Inc.
5.60%	11/16/32	10,000	10,476

			1,369,840

Pipelines — 2.4%
Columbia Pipelines Operating Co. LLC
6.04% (3)	11/15/33	135,000	139,617
Energy Transfer LP
5.00%	05/15/50	195,000	156,396
6.13%	12/15/45	7,000	6,660
6.20%	04/01/55	10,000	9,383
Kinder Morgan Energy Partners LP
6.95%	01/15/38	5,000	5,438
Kinder Morgan, Inc.
7.80%	08/01/31	5,000	5,674
NGPL PipeCo LLC
3.25% (3)	07/15/31	20,000	17,692
4.88% (3)	08/15/27	10,000	10,000
Pipeline Funding Co. LLC
7.50% (3)	01/15/30	23,907	24,994
Plains All American Pipeline LP/PAA Finance Corp.
4.50%	12/15/26	13,000	13,006
Sabine Pass Liquefaction LLC
4.20%	03/15/28	103,000	102,301

Issues	Maturity Date	Principal Amount	Value
Southern Natural Gas Co. LLC
4.80% (3)	03/15/47	$15,000	$12,400
TransCanada PipeLines Ltd.
4.63%	03/01/34	110,000	103,310
Williams Cos., Inc.
3.50%	10/15/51	15,000	9,926

			616,797

REIT — 3.7%
American Assets Trust LP
3.38%	02/01/31	30,000	26,182
American Homes 4 Rent LP
2.38%	07/15/31	55,000	47,453
American Tower Corp.
2.70%	04/15/31	211,000	187,701
5.55%	07/15/33	70,000	71,648
Americold Realty Operating Partnership LP
5.41%	09/12/34	70,000	68,030
Boston Properties LP
2.55%	04/01/32	10,000	8,234
3.40%	06/21/29	5,000	4,692
Crown Castle, Inc.
3.30%	07/01/30	105,000	97,298
CubeSmart LP
4.38%	02/15/29	15,000	14,823
Digital Realty Trust LP
3.60%	07/01/29	15,000	14,443
DOC Dr. LLC
2.63%	11/01/31	10,000	8,627
Equinix, Inc.
2.50%	05/15/31	45,000	39,474
Essex Portfolio LP
2.65%	03/15/32	5,000	4,276
5.50%	04/01/34	15,000	15,091
Extra Space Storage LP
2.20%	10/15/30	25,000	21,860
GLP Capital LP/GLP Financing II, Inc.
3.25%	01/15/32	2,000	1,726
4.00%	01/15/30	25,000	23,598
Healthcare Realty Holdings LP
3.63%	01/15/28	30,000	29,094
Host Hotels & Resorts LP
3.50%	09/15/30	30,000	27,353
Hudson Pacific Properties LP
3.95%	11/01/27	10,000	8,692
Invitation Homes Operating Partnership LP
5.50%	08/15/33	5,000	5,000

See accompanying Notes to Financial Statements.

TCW Corporate Bond ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

Issues	Maturity Date	Principal Amount	Value
LXP Industrial Trust
2.38%	10/01/31	$15,000	$12,563
2.70%	09/15/30	10,000	8,811
NNN REIT, Inc.
5.60%	10/15/33	35,000	35,479
Piedmont Operating Partnership LP
2.75%	04/01/32	30,000	23,366
Realty Income Corp.
5.13%	04/15/35	60,000	59,451
VICI Properties LP
5.13%	05/15/32	75,000	73,598
Weyerhaeuser Co.
3.38%	03/09/33	10,000	8,823

			947,386

Retail — 1.9%
AutoZone, Inc.
5.13%	06/15/30	35,000	35,782
Home Depot, Inc.
4.95%	06/25/34	260,000	261,695
Lowe’s Cos., Inc.
5.75%	07/01/53	10,000	9,591
McDonald’s Corp.
4.20%	04/01/50	70,000	55,223
4.95%	03/03/35	130,000	128,900

			491,191

Semiconductors — 1.3%
Broadcom, Inc.
2.60% (3)	02/15/33	275,000	231,737
Intel Corp.
2.00%	08/12/31	5,000	4,184
3.05%	08/12/51	91,000	52,183
3.25%	11/15/49	40,000	24,442
5.70%	02/10/53	13,000	11,647
Micron Technology, Inc.
2.70%	04/15/32	25,000	21,212

			345,405

Software — 2.7%
AppLovin Corp.
5.50%	12/01/34	65,000	64,954
Atlassian Corp.
5.50%	05/15/34	20,000	20,136
Cadence Design Systems, Inc.
4.70%	09/10/34	20,000	19,598

Issues	Maturity Date	Principal Amount	Value
Constellation Software, Inc. (Canada)
5.46% (3)	02/16/34	$45,000	$45,252
Fiserv, Inc.
2.65%	06/01/30	25,000	22,597
Microsoft Corp.
2.92%	03/17/52	150,000	99,883
Open Text Corp. (Canada)
6.90% (3)	12/01/27	17,000	17,487
Oracle Corp.
3.60%	04/01/50	45,000	30,685
3.95%	03/25/51	277,000	199,819
Paychex, Inc.
5.60%	04/15/35	125,000	127,022
Synopsys, Inc.
5.15%	04/01/35	30,000	30,113
Take-Two Interactive Software, Inc.
4.00%	04/14/32	15,000	14,057

			691,603

Telecommunications — 6.0%
AT&T, Inc.
3.55%	09/15/55	85,000	56,804
3.80%	12/01/57	128,000	88,401
Cisco Systems, Inc.
5.05%	02/26/34	230,000	233,024
Sprint Capital Corp.
8.75%	03/15/32	25,000	30,031
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
5.15% (3)	09/20/29	285,000	287,217
T-Mobile USA, Inc.
2.55%	02/15/31	448,000	397,542
5.05%	07/15/33	5,000	4,969
5.13%	05/15/32	60,000	60,717
Verizon Communications, Inc.
4.50%	08/10/33	300,000	289,152
Vodafone Group PLC (United Kingdom)
4.25%	09/17/50	121,000	91,791

			1,539,648

Transportation — 1.9%
Burlington Northern Santa Fe LLC
4.05%	06/15/48	15,000	11,948
5.50%	03/15/55	120,000	117,683
CSX Corp.
4.90%	03/15/55	130,000	115,777

See accompanying Notes to Financial Statements.

TCW Corporate Bond ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

Issues	Maturity Date	Principal Amount	Value
Union Pacific Corp.
2.97%	09/16/62	$25,000	$14,370
5.10%	02/20/35	225,000	226,728

			486,506

Water — 0.2%
Essential Utilities, Inc.
5.30%	05/01/52	50,000	44,740

Total Corporate Bonds (Cost: $22,053,839)			21,931,563

MUNICIPAL BONDS—0.5%

Municipal Bonds — 0.5%
City of Los Angeles Department of Airports, Revenue Bond
3.89%	05/15/38	15,000	13,561
County of Miami-Dade Aviation Revenue, Revenue Bond
3.50%	10/01/31	15,000	14,152
Empire State Development Corp., Revenue Bond
2.54%	03/15/34	5,000	4,245
2.54%	03/15/34	5,000	4,212
2.59%	03/15/35	20,000	16,545
Maryland Economic Development Corp., Revenue Bond
5.43%	05/31/56	10,000	9,505
Massachusetts School Building Authority, Revenue Bond
2.97%	10/15/32	10,000	8,999
New York City Transitional Finance Authority Future Tax Secured Revenue
1.97%	02/01/33	20,000	16,593
3.73%	08/01/29	5,000	4,901
San Francisco City & County Airport Comm-San Francisco International Airport, Revenue Bond
3.05%	05/01/34	35,000	30,518

			123,231

Total Municipal Bonds (Cost: $139,194)			123,231

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY—0.0%
Federal National Mortgage Association REMICS Series 2011-116, Class SA (I/O)
1.53% (-30 day USD SOFR Average + 5.886%)(4)	11/25/41	17,198	1,365

Issues	Maturity Date	Principal Amount	Value
Federal National Mortgage Association REMICS Series 2012-128, Class UA
2.50%	06/25/42	$6,926	$5,967

Total Residential Mortgage-backed Securities — Agency
(Cost: $15,648)			7,332

U.S. TREASURY SECURITY —7.1% (Cost: $1,773,995)
U.S. Treasury Bonds
4.63%	02/15/55	1,840,000	1,822,031

Total Fixed Income Securities (Cost: $24,091,715)			23,935,982

CONVERTIBLE SECURITIES (—% )

CONVERTIBLE CORPORATE BONDS—0.0%

Commercial Services — 0.0%
Worldline SA (France)
0.00% (6),(7)	07/30/26	5,000	5,495

Total Convertible Corporate Bonds (Cost: $5,239)			5,495

		Shares
MONEY MARKET INVESTMENTS—7.1%
State Street Institutional U.S. Government Money Market Fund — Premier Class, 4.29%(8)		254,072	254,072
TCW Central Cash Fund 4.34% (8),(9)		1,565,016	1,565,016
Total Money Market Investments (Cost: $1,819,088)			1,819,088

Total Investments (100.1%) (Cost: $25,916,042)			25,760,565

Liabilities In Excess Of Other Assets (-0.1%)			(28,033)
Net Assets (100.0%)			$25,732,532

See accompanying Notes to Financial Statements.

TCW Corporate Bond ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

FUTURES CONTRACTS

Number of Contracts	Type	Expiration Date	Notional	Market Value	Net Unrealized Appreciation (Depreciation)

Long Futures
44	2-Year U.S. Treasury Note Futures	06/30/25	$9,130,851	$9,158,531	$27,680
			$9,130,851	$9,158,531	$27,680

Short Futures
22	10-Year U.S. Treasury Note Futures	06/18/25	$(2,513,232)	$(2,524,156)	$(10,924)
17	5-Year U.S. Treasury Note Futures	06/30/25	(1,835,396)	(1,856,320)	(20,924)
2	Euro-Bobl Future	06/6/25	(271,202)	(271,046)	156
2	Euro-Bund Future	06/6/25	(296,022)	(298,574)	(2,552)
			$(4,915,852)	$(4,950,096)	$(34,244)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)

BUY (10)
Goldman Sachs & Co.	EUR	99,993	05/15/25	$113,502	$113,345	$(157)

SELL (11)
Goldman Sachs & Co.	EUR	199,993	07/11/25	223,622	227,506	(3,884)
Citibank N.A.	EUR	4,700	07/11/25	5,103	5,347	(244)

				$228,725	$232,853	$(4,128)

Notes to the Schedule of Investments:
EETC	Enhanced Equipment Trust Certificate.
I/O	Interest Only Security.
REIT	Real Estate Investment Trust.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
EUR	Euro Currency.
(1)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(2)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2025, the value of these securities amounted to $2,908,143 or 11.3% of net assets. These securities are determined to be liquid by the Fund’s investment adviser, unless otherwise noted, under procedures established by and under the general supervision of the Trust’s Board of Trustees.
(4)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2025.
(5)	This security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(6)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At April 30, 2025, the value of these securities amounted to $5,495 or 0% of net assets.
(7)	Security is not accruing interest.
(8)	Rate disclosed is the 7-day net yield as of April 30, 2025.
(9)	Affiliated issuer.
(10)	Fund buys foreign currency, sells USD.
(11)	Fund sells foreign currency, buys USD.

See accompanying Notes to Financial Statements.

TCW Corporate Bond ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

The summary of the TCW Corporate Bond ETF transactions in the affiliated funds for the period ended April 30, 2025 is as follows:

Name of Affiliated Fund	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Number of Shares Held April 30, 2025	Value at April 30, 2025	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund	$—	$18,628,325	$17,063,309	1,565,016	$1,565,016	$8,327	$—	$—	$—
Total					$1,565,016	$8,327	$—	$—	$—

See accompanying Notes to Financial Statements.

TCW Corporate Bond ETF

Fair Valuation Summary (Unaudited)	April 30, 2025

The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds	$—	$21,931,563	$—	$21,931,563
U.S. Treasury Securities	1,822,031	—	—	1,822,031
Municipal Bonds	—	123,231	—	123,231
Asset-Backed Securities	—	—	31,848	31,848
Commercial Mortgage-Backed Securities — Agency	—	19,839	—	19,839
Residential Mortgage-Backed Securities — Agency	—	7,332	—	7,332
Commercial Mortgage-Backed Securities — Non-Agency	—	137	1	138

Total Fixed Income Securities	1,822,031	22,082,102	31,849	23,935,982
Money Market Investments	1,819,088	—	—	1,819,088
Convertible Corporate Bonds	—	5,495	—	5,495

Total Investments	$3,641,119	$22,087,597	$31,849	$25,760,565
Asset Derivatives
Futures Contracts
Interest Rate Risk	27,836	—	—	27,836

Total	$3,668,955	$22,087,597	$31,849	$25,788,401

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(34,400)	$—	$—	$(34,400)
Forward Currency Contracts
Foreign Currency Risk	—	(4,285)	—	(4,285)

Total	$(34,400)	$(4,285)	$—	$(38,685)

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES—103.3% of Net Assets
CORPORATE BONDS—21.6%

Advertising — 0.0%
Advantage Sales & Marketing, Inc.
6.50% (1)	11/15/28	$239,000	$192,591

Aerospace & Defense — 0.4%
BAE Systems Holdings, Inc. (United Kingdom)
3.85% (1)	12/15/25	250,000	248,705
Boeing Co.
5.81%	05/01/50	305,000	286,346
6.53%	05/01/34	1,250,000	1,345,862
General Electric Co.
4.94% (3 mo. USD Term SOFR + 0.642%)(2)	05/05/26	57,000	57,009
5.06% (3 mo. USD Term SOFR + 0.742%)(2)	08/15/36	52,000	48,323
Lockheed Martin Corp.
4.80%	08/15/34	55,000	54,502
TransDigm, Inc.
6.00% (1)	01/15/33	1,665,000	1,663,318

			3,704,065

Agriculture — 0.2%
Altria Group, Inc.
4.88%	02/04/28	490,000	495,870
BAT Capital Corp. (United Kingdom)
3.56%	08/15/27	44,000	43,198
5.65%	03/16/52	244,000	220,095
BAT International Finance PLC (United Kingdom)
1.67%	03/25/26	83,000	80,819
Imperial Brands Finance PLC (United Kingdom)
4.25% (1)	07/21/25	160,000	159,634
6.13% (1)	07/27/27	195,000	201,365
Japan Tobacco, Inc.
4.85% (1)	05/15/28	1,190,000	1,206,696

			2,407,677

Airlines — 0.0%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.75% (1)	04/20/29	58,000	56,298
Delta Air Lines Pass-Through Trust Series 2020-1, Class AA
2.00%	12/10/29	18,273	17,136

Issues	Maturity Date		Principal Amount	Value
JetBlue Pass-Through Trust Series 2019-1, Class AA
2.75%	11/15/33		$23,050	$19,801
JetBlue Pass-Through Trust Series 2020-1, Class A
4.00%	05/15/34		55,369	51,095

				144,330

Apparel — 0.1%
Crocs, Inc.
4.13% (1)	08/15/31		980,000	857,382

Auto Manufacturers — 0.2%
Volkswagen Financial Services AG (Germany)
3.88% (3)	11/19/31	EUR	1,100,000	1,244,877
Volkswagen Group of America Finance LLC (Germany)
5.65% (1)	03/25/32	EUR	70,000	70,033
5.80% (1)	03/27/35	EUR	200,000	199,156
Volkswagen International Finance NV (Germany)
7.88% (9 yr. EUR Swap + 4.783%)(3),(4),(2)	09/06/32	EUR	300,000	379,268

				1,893,334

Auto Parts & Equipment — 0.1%
Forvia SE (France)
8.00% (1)	06/15/30		385,000	383,787
ZF North America Capital, Inc. (Germany)
6.88% (1)	04/23/32		760,000	667,972

				1,051,759

Banks — 3.7%
Bank of America Corp.
1.32% (1 day USD SOFR + 1.150%)(2)	06/19/26		165,000	164,229
1.92% (1 day USD SOFR + 1.370%)(2)	10/24/31		1,085,000	936,192
2.55% (1 day USD SOFR + 1.050%)(2)	02/04/28		2,625,000	2,540,134
2.59% (1 day USD SOFR + 2.150%)(2)	04/29/31		270,000	243,910
2.65% (1 day USD SOFR + 1.220%)(2)	03/11/32		225,000	199,645
2.69% (1 day USD SOFR + 1.320%)(2)	04/22/32		885,000	782,995

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

Issues	Maturity Date	Principal Amount	Value
2.97% (1 day USD SOFR + 1.330%)(2)	02/04/33	$1,395,000	$1,227,391
3.42% (3 mo. USD Term SOFR + 1.302%)(2)	12/20/28	685,000	666,478
4.38% (5 yr. CMT + 2.760%)(2),(4)	01/27/27	100,000	96,120
5.47% (1 day USD SOFR + 1.650%)(2)	01/23/35	235,000	238,368
Citigroup, Inc.
2.52% (1 day USD SOFR + 1.177%)(2)	11/03/32	510,000	439,416
2.57% (1 day USD SOFR + 2.107%)(2)	06/03/31	1,000,000	895,500
2.98% (1 day USD SOFR + 1.422%)(2)	11/05/30	145,000	134,559
3.52% (3 mo. USD Term SOFR + 1.413%)(2)	10/27/28	435,000	424,386
5.33% (1 day USD SOFR + 1.465%)(2)	03/27/36	1,360,000	1,351,282
5.45% (1 day USD SOFR + 1.447%)(2)	06/11/35	115,000	115,268
Goldman Sachs Group, Inc.
1.09% (1 day USD SOFR + 0.789%)(2)	12/09/26	2,910,000	2,848,366
1.54% (1 day USD SOFR + 0.818%)(2)	09/10/27	5,000	4,802
1.95% (1 day USD SOFR + 0.913%)(2)	10/21/27	325,000	313,157
2.38% (1 day USD SOFR + 1.248%)(2)	07/21/32	45,000	38,737

Issues	Maturity Date	Principal Amount	Value
2.65% (1 day USD SOFR + 1.246%)(2)	10/21/32	$535,000	$464,460
3.81% (3 mo. USD Term SOFR + 1.420%)(2)	04/23/29	2,075,000	2,035,865
5.02% (1 day USD SOFR + 1.420%)(2)	10/23/35	920,000	891,452
5.54% (1 day USD SOFR + 1.380%)(2)	01/28/36	170,000	171,811
HSBC Holdings PLC (United Kingdom)
2.10% (1 day USD SOFR + 1.929%)(2)	06/04/26	1,060,000	1,057,180
2.36% (1 day USD SOFR + 1.947%)(2)	08/18/31	60,000	52,718
4.76% (1 day USD SOFR + 2.110%)(2)	06/09/28	45,000	45,109
JPMorgan Chase & Co.
1.04% (3 mo. USD Term SOFR + 0.695%)(2)	02/04/27	375,000	365,366
1.05% (1 day USD SOFR + 0.800%)(2)	11/19/26	420,000	411,827
1.58% (1 day USD SOFR + 0.885%)(2)	04/22/27	700,000	680,624
2.07% (1 day USD SOFR + 1.015%)(2)	06/01/29	120,000	111,976
2.55% (1 day USD SOFR + 1.180%)(2)	11/08/32	270,000	235,589
2.58% (3 mo. USD Term SOFR + 1.250%) (2)	04/22/32	760,000	673,839
3.65% (5 yr. CMT + 2.850%)(2),(4)	06/01/26	115,000	111,875

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

Issues	Maturity Date	Principal Amount	Value
4.01% (3 mo. USD Term SOFR + 1.382%)(2)	04/23/29	$255,000	$252,679
4.32% (1 day USD SOFR + 1.560%)(2)	04/26/28	3,500,000	3,496,675
4.95% (1 day USD SOFR + 1.340%)(2)	10/22/35	625,000	610,812
5.77% (1 day USD SOFR + 1.490%)(2)	04/22/35	560,000	580,642
Morgan Stanley
0.99% (1 day USD SOFR + 0.720%)(2)	12/10/26	145,000	141,746
1.79% (1 day USD SOFR + 1.034%)(2)	02/13/32	120,000	101,195
2.24% (1 day USD SOFR + 1.178%)(2)	07/21/32	425,000	362,274
2.51% (1 day USD SOFR + 1.200%)(2)	10/20/32	635,000	548,380
2.94% (1 day USD SOFR + 1.290%)(2)	01/21/33	1,065,000	934,889
5.59% (1 day USD SOFR + 1.418%)(2)	01/18/36	650,000	660,062
5.83% (1 day USD SOFR + 1.580%)(2)	04/19/35	120,000	124,073
PNC Financial Services Group, Inc.
3.40% (5 yr. CMT + 2.595%)(2),(4)	09/15/26	105,000	98,566
5.58% (1 day USD SOFR + 1.841%)(2)	06/12/29	1,370,000	1,412,744
6.88% (1 day USD SOFR + 2.284%)(2)	10/20/34	205,000	225,500

Issues	Maturity Date		Principal Amount	Value
Santander U.K. Group Holdings PLC (United Kingdom)
1.67% (1 day USD SOFR + 0.989%)(2)	06/14/27		$290,000	$279,980
U.S. Bancorp
4.84% (1 day USD SOFR + 1.600%)(2)	02/01/34		150,000	145,785
5.68% (1 day USD SOFR + 1.860%)(2)	01/23/35		150,000	152,981
5.85% (1 day USD SOFR + 2.090%)(2)	10/21/33		50,000	51,816
Wells Fargo & Co.
2.39% (1 day USD SOFR + 2.100%)(2)	06/02/28		560,000	536,939
2.57% (3 mo. USD Term SOFR + 1.262%)(2)	02/11/31		2,385,000	2,158,997
3.35% (1 day USD SOFR + 1.500%)(2)	03/02/33		345,000	310,107
5.21% (1 day USD SOFR + 1.380%)(2)	12/03/35		390,000	385,258
5.24% (1 day USD SOFR + 1.110%)(2)	01/24/31		770,000	786,085
5.50% (1 day USD SOFR + 1.780%)(2)	01/23/35		225,000	226,654
5.57% (1 day USD SOFR + 1.740%)(2)	07/25/29		410,000	422,132

				35,977,597

Beverages — 0.3%
Anheuser-Busch InBev SA (Belgium)
3.95% (3)	03/22/44	EUR	970,000	1,076,031
Becle SAB de CV (Mexico)
2.50% (1)	10/14/31		1,790,000	1,453,999
JDE Peet’s NV (Netherlands)
2.25% (1)	09/24/31		750,000	634,275

				3,164,305

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

Issues	Maturity Date		Principal Amount	Value
Biotechnology — 0.0%
Amgen, Inc.
3.15%	02/21/40		$100,000	$75,671

Building Materials — 0.1%
Quikrete Holdings, Inc.
6.38% (1)	03/01/32		761,000	766,723

Chemicals — 0.3%
Axalta Coating Systems Dutch Holding B BV
7.25% (1)	02/15/31		50,000	51,830
International Flavors & Fragrances, Inc.
1.83% (1)	10/15/27		405,000	378,582
2.30% (1)	11/01/30		505,000	439,486
3.27% (1)	11/15/40		55,000	39,579
3.47% (1)	12/01/50		45,000	29,060
4.38%	06/01/47		115,000	87,226
Itelyum Regeneration SpA (Italy)
5.75% (1)	04/15/30	EUR	250,000	281,935
SCIH Salt Holdings, Inc.
4.88% (1)	05/01/28		$218,000	209,341
SK Invictus Intermediate II SARL (Luxembourg)
5.00% (1)	10/30/29		431,000	404,886
Tronox, Inc.
4.63% (1)	03/15/29		63,000	51,254
WR Grace Holdings LLC
5.63% (1)	08/15/29		63,000	55,901
7.38% (1)	03/01/31		882,000	887,248

				2,916,328

Commercial Services — 0.8%
AA Bond Co. Ltd. (United Kingdom)
8.45% (3)	07/31/50	GBP	210,000	297,753
Adtalem Global Education, Inc.
5.50% (1)	03/01/28		$1,142,000	1,127,759
Allied Universal Holdco LLC/Allied Universal Finance Corp.
9.75% (1)	07/15/27		825,000	828,457
Block, Inc.
6.50% (1)	05/15/32		51,000	52,241
Deluxe Corp.
8.13% (1)	09/15/29		52,000	52,092
Grand Canyon University
5.13%	10/01/28		1,000,000	943,000
OT Midco Ltd.
10.00% (1)	02/15/30		700,000	572,404
RAC Bond Co. PLC (United Kingdom)
8.25% (3)	05/06/46	GBP	100,000	144,607
Raven Acquisition Holdings LLC
6.88% (1)	11/15/31		$425,000	416,088

Issues	Maturity Date		Principal Amount	Value
Rollins, Inc.
5.25% (1)	02/24/35		$1,090,000	$1,089,019
Upbound Group, Inc.
6.38% (1)	02/15/29		950,000	897,978
Valvoline, Inc.
3.63% (1)	06/15/31		400,000	350,588
Veritiv Operating Co.
10.50% (1)	11/30/30		49,000	51,342
VT Topco, Inc.
8.50% (1)	08/15/30		560,000	586,281
WEX, Inc.
6.50% (1)	03/15/33		350,000	340,704
ZipRecruiter, Inc.
5.00% (1)	01/15/30		59,000	49,460

				7,799,773

Computers — 0.4%
Amentum Holdings, Inc.
7.25% (1)	08/01/32		261,000	265,779
Dell International LLC/EMC Corp.
4.75%	04/01/28		1,135,000	1,144,500
5.00%	04/01/30		840,000	845,451
McAfee Corp.
7.38% (1)	02/15/30		763,000	659,774
NCR Voyix Corp.
5.00% (1)	10/01/28		675,000	654,892

				3,570,396

Cosmetics/Personal Care — 0.1%
Edgewell Personal Care Co.
4.13% (1)	04/01/29		860,000	805,631

Diversified Financial Services — 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
2.45%	10/29/26		123,000	119,009
3.88%	01/23/28		5,000	4,896
4.45%	10/01/25		110,000	109,856
Air Lease Corp.
2.88%	01/15/26		380,000	374,657
Avolon Holdings Funding Ltd. (Ireland)
2.53% (1)	11/18/27		1,083,000	1,016,460
Blackrock, Inc.
3.75%	07/18/35	EUR	730,000	848,119
Charles Schwab Corp.
5.00% (5 yr. CMT + 3.256%)(2),(4)	06/01/27		$200,000	195,380

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

Issues	Maturity Date		Principal Amount	Value
EZCORP, Inc.
7.38% (1)	04/01/32		$1,135,000	$1,192,204
GGAM Finance Ltd. (Ireland)
8.00% (1)	02/15/27		115,000	118,036
8.00% (1)	06/15/28		892,000	935,574
Jane Street Group/JSG Finance, Inc.
6.13% (1)	11/01/32		450,000	442,818
6.75% (1)	05/01/33		90,000	90,502
7.13% (1)	04/30/31		330,000	340,590
Visa, Inc.
3.13% (5)	05/15/33	EUR	645,000	725,749
3.88% (5)	05/15/44	EUR	150,000	167,251

				6,681,101

Electric — 0.7%
Alliant Energy Finance LLC
1.40% (1)	03/15/26		$245,000	236,606
3.60% (1)	03/01/32		655,000	595,637
Alpha Generation LLC
6.75% (1)	10/15/32		259,000	264,680
Amprion GmbH (Germany)
4.00% (3)	05/21/44	EUR	100,000	111,300
Arizona Public Service Co.
6.35%	12/15/32		135,000	143,725
Duke Energy Carolinas LLC
4.00%	09/30/42		250,000	202,843
5.35%	01/15/53		195,000	184,300
Duke Energy Progress LLC
5.05%	03/15/35		695,000	692,686
E.ON SE (Germany)
3.50% (3)	04/16/33	EUR	525,000	600,587
3.88% (3)	09/05/38	EUR	300,000	338,764
Elia Group SA (Belgium)
3.88% (3)	06/11/31	EUR	100,000	115,716
Eurogrid GmbH (Germany)
1.11% (3)	05/15/32	EUR	200,000	195,890
3.28% (3)	09/05/31	EUR	200,000	226,137
FirstEnergy Transmission LLC
2.87% (1)	09/15/28		$418,000	396,398
MVM Energetika Zrt (Hungary)
6.50% (3)	03/13/31		400,000	409,212
National Grid Electricity Transmission PLC (United Kingdom)
0.82% (3)	07/07/32	EUR	325,000	311,091
Pike Corp.
8.63% (1)	01/31/31		775,000	813,913
Public Service Co. of New Mexico
3.85%	08/01/25		40,000	39,834

Issues	Maturity Date		Principal Amount	Value
Scottish Hydro Electric Transmission PLC (United Kingdom)
3.38% (3)	09/04/32	EUR	250,000	$284,261
Southwestern Electric Power Co.
5.30%	04/01/33		$600,000	598,116
TenneT Holding BV (Netherlands)
2.75% (3)	05/17/42	EUR	115,000	121,643
Tucson Electric Power Co.
5.50%	04/15/53		$305,000	287,209

				7,170,548

Electrical Components & Equipment — 0.1%
Energizer Holdings, Inc.
4.38% (1)	03/31/29		925,000	864,283

Engineering & Construction — 0.2%
Artera Services LLC
8.50% (1)	02/15/31		240,000	228,022
Cellnex Finance Co. SA (Spain)
2.00% (3)	09/15/32	EUR	400,000	407,636
Heathrow Funding Ltd. (United Kingdom)
1.13% (3)	10/08/32	EUR	565,000	575,018
3.88% (3)	01/16/38	EUR	250,000	282,589

				1,493,265

Entertainment — 0.9%
Banijay Entertainment SAS (France)
8.13% (1)	05/01/29		$350,000	358,691
Caesars Entertainment, Inc.
6.50% (1)	02/15/32		820,000	825,330
8.13% (1)	07/01/27		786,000	789,238
Churchill Downs, Inc.
5.75% (1)	04/01/30		798,000	781,314
Everi Holdings, Inc.
5.00% (1)	07/15/29		350,000	351,813
Flutter Treasury DAC (Ireland)
5.00% (1)	04/29/29		100,000	117,428
Great Canadian Gaming Corp.
8.75% (1)	11/15/29		745,000	740,463
La Francaise des Jeux SACA (France)
3.38% (3)	11/21/33	EUR	500,000	556,139
Live Nation Entertainment, Inc.
5.63% (1)	03/15/26		$355,000	353,775
Lottomatica Group SpA (Italy)
4.88% (1),(5)	01/31/31	EUR	430,000	491,369
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp.
6.63% (1)	02/01/33		803,000	794,239
WarnerMedia Holdings, Inc.
4.28%	03/15/32		1,520,000	1,302,138

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

Issues	Maturity Date		Principal Amount	Value
5.05%	03/15/42		$260,000	$195,868
5.14%	03/15/52		1,400,000	962,262
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
6.25% (1)	03/15/33		55,000	53,325

				8,673,392

Environmental Control — 0.2%
GFL Environmental, Inc.
6.75% (1)	01/15/31		576,000	600,261
Waste Pro USA, Inc.
7.00% (1)	02/01/33		1,080,000	1,105,931

				1,706,192

Food — 0.7%
ELO SACA (France)
6.00% (3)	03/22/29		300,000	315,766
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
3.75%	12/01/31		385,000	354,158
6.75%	03/15/34		172,000	186,764
Mars, Inc.
4.80% (1)	03/01/30		1,620,000	1,640,639
Mondelez International, Inc.
2.38%	03/06/35	EUR	235,000	237,218
Pilgrim’s Pride Corp.
4.25%	04/15/31		$1,430,000	1,355,583
6.25%	07/01/33		950,000	991,059
Post Holdings, Inc.
4.63% (1)	04/15/30		675,000	637,841
5.50% (1)	12/15/29		53,000	52,073
6.25% (1)	10/15/34		950,000	944,490
Smithfield Foods, Inc.
5.20% (1)	04/01/29		5,000	5,016

				6,720,607

Gas — 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.88%	08/20/26		500,000	494,470
9.38% (1)	06/01/28		687,000	683,180
CenterPoint Energy Resources Corp.
5.40%	03/01/33		765,000	783,490
KeySpan Gas East Corp.
5.99% (1)	03/06/33		385,000	393,682
National Gas Transmission PLC (United Kingdom)
4.25% (3)	04/05/30	EUR	200,000	237,670
Venture Global Plaquemines LNG LLC
7.50% (1)	05/01/33		$119,000	122,228

Issues	Maturity Date		Principal Amount	Value
7.75% (1)	05/01/35		$820,000	$842,591

				3,557,311

Health Care-Products — 0.5%
American Medical Systems Europe BV
3.00%	03/08/31	EUR	700,000	788,602
Bausch & Lomb Corp.
8.38% (1)	10/01/28		$320,000	334,400
Medline Borrower LP
5.25% (1)	10/01/29		897,000	853,020
Medtronic Global Holdings SCA
1.38%	10/15/40	EUR	115,000	91,600
3.38%	10/15/34	EUR	185,000	209,215
Sartorius Finance BV (Germany)
4.50% (3)	09/14/32	EUR	100,000	118,488
Sotera Health Holdings LLC
7.38% (1)	06/01/31		$356,000	366,424
Stryker Corp.
4.70%	02/10/28		1,465,000	1,482,272
Thermo Fisher Scientific, Inc.
0.50%	03/01/28	EUR	735,000	787,399

				5,031,420

Health Care-Services — 1.2%
Centene Corp.
3.00%	10/15/30		$1,323,000	1,161,806
Cerba Healthcare SACA (France)
3.50% (3)	05/31/28	EUR	385,000	326,116
Elevance Health, Inc.
5.20%	02/15/35		$185,000	185,322
Fortrea Holdings, Inc.
7.50% (1)	07/01/30		1,350,000	1,174,473
HAH Group Holding Co. LLC
9.75% (1)	10/01/31		299,000	287,503
HCA, Inc.
5.38%	09/01/26		1,260,000	1,267,774
5.63%	09/01/28		275,000	281,787
Heartland Dental LLC/Heartland Dental Finance Corp.
10.50% (1)	04/30/28		49,000	51,697
Humana, Inc.
5.55%	05/01/35		570,000	565,822
Kedrion SpA (Italy)
6.50% (1)	09/01/29		669,000	641,431
Lonza Finance International NV (Switzerland)
3.50% (3)	09/04/34	EUR	229,000	257,594
3.88% (3)	04/24/36	EUR	210,000	241,993
ModivCare, Inc.
5.00% (1),(6)	10/01/29		$744,450	230,779

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

Issues	Maturity Date	Principal Amount	Value
Molina Healthcare, Inc.
4.38% (1)	06/15/28	$54,000	$51,969
6.25% (1)	01/15/33	2,330,000	2,316,300
Prime Healthcare Services, Inc.
9.38% (1)	09/01/29	325,000	310,043
Star Parent, Inc.
9.00% (1)	10/01/30	810,000	820,012
Tenet Healthcare Corp.
5.13%	11/01/27	1,950,000	1,935,297

			12,107,718

Household Products/Wares — 0.2%
Central Garden & Pet Co.
4.13%	10/15/30	575,000	527,591
4.13% (1)	04/30/31	58,000	52,280
Spectrum Brands, Inc.
3.88% (1)	03/15/31	1,695,000	1,399,714

			1,979,585

Insurance — 0.3%
Acrisure LLC/Acrisure Finance, Inc.
4.25% (1)	02/15/29	175,000	163,840
6.00% (1)	08/01/29	405,000	387,111
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
7.00% (1)	01/15/31	52,000	52,798
Athene Global Funding
1.99% (1)	08/19/28	15,000	13,767
2.72% (1)	01/07/29	95,000	88,046
3.21% (1)	03/08/27	130,000	126,035
Farmers Exchange Capital II
6.15% (3 mo. USD Term SOFR + 4.006%)(1),(2)	11/01/53	550,000	530,096
Farmers Exchange Capital III
5.45% (3 mo. USD LIBOR + 3.454%)(1),(2)	10/15/54	85,000	77,200
Farmers Insurance Exchange
4.75% (3 mo. USD LIBOR + 3.231%)(1),(2)	11/01/57	135,000	110,587
7.00% (10 yr. CMT + 3.864%) (1),(2)	10/15/64	265,000	269,449
HUB International Ltd.
7.25% (1)	06/15/30	417,000	432,779

Issues	Maturity Date		Principal Amount	Value
Metropolitan Life Global Funding I
2.95% (1)	04/09/30		$15,000	$13,944
Panther Escrow Issuer LLC
7.13% (1)	06/01/31		375,000	385,425

				2,651,077

Internet — 0.3%
Alphabet, Inc.
3.88%	05/06/45	EUR	405,000	432,653
Gen Digital, Inc.
6.25% (1)	04/01/33		$250,000	249,602
6.75% (1)	09/30/27		328,000	333,769
Snap, Inc.
6.88% (1)	03/01/33		1,258,000	1,256,868
Uber Technologies, Inc.
4.30%	01/15/30		700,000	693,490

				2,966,382

Investment Companies — 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
9.00%	06/15/30		730,000	688,149
9.75%	01/15/29		285,000	281,517
10.00% (1)	11/15/29		368,000	360,839

				1,330,505

Leisure Time — 0.1%
MajorDrive Holdings IV LLC
6.38% (1)	06/01/29		74,000	55,464
Sabre GLBL, Inc.
10.75% (1)	11/15/29		447,000	428,413

				483,877

Lodging — 0.4%
Boyd Gaming Corp.
4.75% (1)	06/15/31		700,000	653,408
Hyatt Hotels Corp.
5.05%	03/30/28		905,000	909,733
Las Vegas Sands Corp.
5.63%	06/15/28		1,825,000	1,827,354
MGM Resorts International
6.50%	04/15/32		527,000	519,933

				3,910,428

Machinery-Diversified — 0.0%
Oregon Tool Lux LP
7.88% (1)	10/15/29		549,538	285,742

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

Issues	Maturity Date	Principal Amount	Value
Media — 0.9%
AMC Networks, Inc.
10.25% (1)	01/15/29	$385,000	$398,660
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25% (1)	01/15/34	775,000	653,604
4.75% (1)	03/01/30	850,000	803,947
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%	04/01/31	140,000	121,559
3.70%	04/01/51	530,000	328,531
3.90%	06/01/52	360,000	229,072
4.80%	03/01/50	250,000	186,525
5.38%	05/01/47	141,000	114,658
6.65%	02/01/34	246,000	254,819
CSC Holdings LLC
4.63% (1)	12/01/30	300,000	139,119
6.50% (1)	02/01/29	77,000	63,017
11.75% (1)	01/31/29	934,000	883,134
Sinclair Television Group, Inc.
8.13% (1)	02/15/33	668,000	662,396
Sirius XM Radio LLC
3.88% (1)	09/01/31	791,000	678,995
5.00% (1)	08/01/27	1,820,000	1,800,726
Time Warner Cable LLC
5.50%	09/01/41	510,000	436,805
Univision Communications, Inc.
8.50% (1)	07/31/31	55,000	52,044
VZ Secured Financing BV (Netherlands)
5.00% (1)	01/15/32	1,475,000	1,287,867
Ziggo Bond Co. BV (Netherlands)
5.13% (1)	02/28/30	53,000	46,955

			9,142,433

Mining — 0.1%
Corp. Nacional del Cobre de Chile (Chile)
5.13% (3)	02/02/33	200,000	192,964
5.95% (3)	01/08/34	200,000	202,722
Novelis Corp.
3.25% (1)	11/15/26	275,000	267,083

			662,769

Office/Business Equipment — 0.1%
Xerox Corp.
10.25% (1)	10/15/30	826,000	841,892

Oil & Gas — 0.3%
Ecopetrol SA (Colombia)
8.88%	01/13/33	250,000	250,365

Issues	Maturity Date	Principal Amount	Value
KazMunayGas National Co. JSC
3.50% (1)	04/14/33	$400,000	$332,908
Matador Resources Co.
6.50% (1)	04/15/32	163,000	157,158
Parkland Corp. (Canada)
6.63% (1)	08/15/32	389,000	387,288
Pertamina Persero PT (Indonesia)
3.10% (1)	08/27/30	600,000	548,814
Petroleos Mexicanos
6.35%	02/12/48	5,000	3,223
Sunoco LP
6.25% (1)	07/01/33	300,000	299,871
Transocean Titan Financing Ltd.
8.38% (1)	02/01/28	356,476	353,510
Transocean, Inc.
8.75% (1)	02/15/30	252,000	246,454

			2,579,591

Oil & Gas Services — 0.3%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25% (1)	04/01/28	103,000	102,783
6.63% (1)	09/01/32	856,000	851,823
USA Compression Partners LP/USA Compression Finance Corp.
6.88%	09/01/27	1,420,000	1,411,068
7.13% (1)	03/15/29	650,000	656,734

			3,022,408

Packaging & Containers — 0.6%
Amcor Finance USA, Inc.
4.50%	05/15/28	245,000	244,424
Amcor Flexibles North America, Inc.
4.80% (1)	03/17/28	2,225,000	2,242,555
Amcor Group Finance PLC
5.45%	05/23/29	670,000	683,561
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.13% (1)	08/15/26	382,000	337,772
5.25% (1)	08/15/27	510,000	235,156
5.25% (1)	08/15/27	305,000	141,090
Berry Global, Inc.
1.65%	01/15/27	40,000	37,961
5.50%	04/15/28	255,000	260,569
5.65%	01/15/34	150,000	151,467
Clearwater Paper Corp.
4.75% (1)	08/15/28	822,000	766,819
Clydesdale Acquisition Holdings, Inc.
6.63% (1)	04/15/29	425,000	429,195
Graham Packaging Co., Inc.
7.13% (1)	08/15/28	53,000	51,844

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

Issues	Maturity Date		Principal Amount	Value
Graphic Packaging International LLC
6.38% (1)	07/15/32		$325,000	$327,236
Trivium Packaging Finance BV (Netherlands)
5.50% (1)	08/15/26		245,000	242,802

				6,152,451

Pharmaceuticals — 0.9%
1261229 BC Ltd.
10.00% (1)	04/15/32		1,372,000	1,346,206
180 Medical, Inc. (United Kingdom)
3.88% (1)	10/15/29		269,000	251,792
Bayer U.S. Finance II LLC (Germany)
4.25% (1)	12/15/25		255,000	253,830
4.38% (1)	12/15/28		510,000	500,443
4.40% (1)	07/15/44		245,000	184,056
4.88% (1)	06/25/48		80,000	63,064
6.50% (1)	11/21/33		500,000	522,835
Bayer U.S. Finance LLC (Germany)
6.88% (1)	11/21/53		345,000	349,837
CVS Health Corp.
4.78%	03/25/38		75,000	67,727
5.05%	03/25/48		330,000	280,913
5.70%	06/01/34		1,165,000	1,184,001
5.88%	06/01/53		212,000	199,115
6.75% (5 yr. CMT + 2.516%)(2)	12/10/54		1,290,000	1,284,853
Grifols SA (Spain)
4.75% (1)	10/15/28	EUR	410,000	381,964
7.50% (3)	05/01/30	EUR	827,000	986,062
Johnson & Johnson
3.05%	02/26/33		$550,000	625,479
3.60%	02/26/45		265,000	291,469
MSD Netherlands Capital BV
3.50%	05/30/37	EUR	160,000	179,581

				8,953,227

Pipelines — 0.7%
Energy Transfer LP
6.63% (3 mo. USD LIBOR + 4.155%)(2),(4)	02/15/28		733,000	707,037
Global Partners LP/GLP Finance Corp.
6.88%	01/15/29		430,000	427,953
8.25% (1)	01/15/32		425,000	433,067
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.38% (1)	02/15/32		942,000	858,953

Issues	Maturity Date		Principal Amount	Value
NGPL PipeCo LLC
4.88% (1)	08/15/27		$40,000	$40,002
Pipeline Funding Co. LLC
7.50% (1)	01/15/30		139,458	145,800
Rockies Express Pipeline LLC
6.88% (1)	04/15/40		216,000	204,003
Southern Natural Gas Co. LLC
4.80% (1)	03/15/47		65,000	53,733
TMS Issuer SARL
5.78% (3)	08/23/32		400,000	413,660
TransMontaigne Partners LLC
8.50% (1)	06/15/30		650,000	654,712
Venture Global Calcasieu Pass LLC
3.88% (1)	11/01/33		750,000	633,023
4.13% (1)	08/15/31		580,000	522,070
Venture Global LNG, Inc.
7.00% (1)	01/15/30		150,000	141,470
9.00% (5 yr. CMT + 5.440%)(1),(4),(2)	09/30/29		1,150,000	988,321
9.88% (1)	02/01/32		779,000	793,092

				7,016,896

Real Estate — 0.1%
Blackstone Property Partners Europe Holdings SARL (Luxembourg)
1.00% (3)	05/04/28	EUR	195,000	208,146
Vonovia SE (Germany)
0.75% (3)	09/01/32	EUR	100,000	92,649
1.50% (3)	06/14/41	EUR	600,000	448,140

				748,935

REIT — 1.1%
American Assets Trust LP
3.38%	02/01/31		$500,000	436,360
American Homes 4 Rent LP
3.38%	07/15/51		675,000	430,981
American Tower Corp.
2.10%	06/15/30		1,050,000	926,047
4.90%	03/15/30		500,000	505,410
Americold Realty Operating Partnership LP (REIT)
5.60%	05/15/32		1,120,000	1,123,528
Boston Properties LP (REIT)
2.75%	10/01/26		10,000	9,701
Crown Castle, Inc. (REIT)
2.10%	04/01/31		1,250,000	1,062,712

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

Issues	Maturity Date		Principal Amount	Value
Digital Dutch Finco BV
1.25% (3)	02/01/31	EUR	220,000	$220,863
3.88% (3)	03/15/35	EUR	500,000	555,255
Digital Intrepid Holding BV
0.63% (3)	07/15/31	EUR	100,000	95,396
Equinix Europe 2 Financing Corp. LLC (REIT)
3.63%	11/22/34	EUR	490,000	542,069
Extra Space Storage LP
2.40%	10/15/31		$71,000	60,688
GLP Capital LP/GLP Financing II, Inc.
4.00%	01/15/31		73,000	67,811
5.38%	04/15/26		1,040,000	1,037,525
5.75%	06/01/28		10,000	10,156
Healthcare Realty Holdings LP
3.10%	02/15/30		35,000	32,144
3.63%	01/15/28		150,000	145,472
Hudson Pacific Properties LP
3.25%	01/15/30		525,000	348,080
3.95%	11/01/27		511,000	444,166
5.95%	02/15/28		638,000	533,451
Iron Mountain, Inc. (REIT)
6.25% (1)	01/15/33		335,000	334,682
LXP Industrial Trust
2.70%	09/15/30		160,000	140,973
Prologis Euro Finance LLC
4.00%	05/05/34		290,000	335,488
4.63%	05/23/33		150,000	183,743
Realty Income Corp.
5.13%	07/06/34	EUR	885,000	1,102,248
VICI Properties LP
5.63%	05/15/52		$50,000	44,847
VICI Properties LP/VICI Note Co., Inc.
3.88% (1)	02/15/29		30,000	28,798
5.75% (1)	02/01/27		65,000	65,821
WP Carey, Inc. (REIT)
4.25%	07/23/32	EUR	200,000	233,449

				11,057,864

Retail — 0.6%
1011778 BC ULC/New Red Finance, Inc. (Canada)
4.00% (1)	10/15/30		$130,000	118,486
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC
5.13% (1)	04/15/29		818,000	707,693
Ferrellgas LP/Ferrellgas Finance Corp.
5.38% (1)	04/01/26		810,000	788,332
5.88% (1)	04/01/29		826,000	717,464
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
6.75% (1)	01/15/30		60,000	52,493

Issues	Maturity Date		Principal Amount	Value
FirstCash, Inc.
6.88% (1)	03/01/32		$320,000	$327,597
LCM Investments Holdings II LLC
8.25% (1)	08/01/31		50,000	52,398
Lithia Motors, Inc.
3.88% (1)	06/01/29		325,000	302,110
Michaels Cos., Inc.
5.25% (1)	05/01/28		704,000	370,044
7.88% (1)	05/01/29		210,000	73,849
Murphy Oil USA, Inc.
3.75% (1)	02/15/31		58,000	52,364
Papa John’s International, Inc.
3.88% (1)	09/15/29		695,000	646,051
Raising Cane’s Restaurants LLC
9.38% (1)	05/01/29		320,000	340,051
Saks Global Enterprises LLC
11.00% (1)	12/15/29		700,000	424,949
Staples, Inc.
10.75% (1)	09/01/29		175,000	152,281
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.00% (1)	06/01/31		435,000	398,395

				5,524,557

Semiconductors — 0.1%
Foundry JV Holdco LLC
5.50% (1)	01/25/31		185,000	187,616
Intel Corp.
2.00%	08/12/31		560,000	468,563
5.70%	02/10/53		130,000	116,471

				772,650

Software — 0.8%
Cloud Software Group, Inc.
8.25% (1)	06/30/32		625,000	652,787
9.00% (1)	09/30/29		440,000	443,978
Fiserv Funding ULC
4.00%	06/15/36	EUR	925,000	1,041,998
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL
8.75% (1)	05/01/29		$678,000	658,514
Open Text Corp. (Canada)
6.90% (1)	12/01/27		760,000	781,751
Oracle Corp.
4.80%	08/03/28		880,000	891,713
Paychex, Inc.
5.10%	04/15/30		2,380,000	2,418,151
RingCentral, Inc.
8.50% (1)	08/15/30		336,000	353,852

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

Issues	Maturity Date		Principal Amount	Value
SS&C Technologies, Inc.
5.50% (1)	09/30/27		$52,000	$51,813
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.
3.88% (1)	02/01/29		282,000	259,491

				7,554,048

Telecommunications — 1.2%
Altice Financing SA (Luxembourg)
5.75% (1)	08/15/29		395,000	290,850
9.63% (1)	07/15/27		809,000	699,834
CommScope LLC
9.50% (1)	12/15/31		556,000	569,177
Consolidated Communications, Inc.
6.50% (1)	10/01/28		1,363,000	1,343,114
EchoStar Corp.
10.75%	11/30/29		1,965,000	2,078,950
Frontier Communications Holdings LLC
5.88% (1)	10/15/27		155,000	154,946
8.63% (1)	03/15/31		1,351,000	1,433,668
Global Switch Finance BV (United Kingdom)
1.38% (3)	10/07/30	EUR	725,000	777,754
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
5.15% (1)	09/20/29		$403,800	406,942
T-Mobile USA, Inc.
2.55%	02/15/31		996,000	883,820
5.13%	05/15/32		1,075,000	1,087,846
Vmed O2 U.K. Financing I PLC (United Kingdom)
7.75% (1)	04/15/32		747,000	754,096
Windstream Services LLC/Windstream Escrow Finance Corp.
8.25% (1)	10/01/31		674,000	691,524
Zayo Group Holdings, Inc.
4.00% (1)	03/01/27		850,000	782,578

				11,955,099

Water — 0.1%
Holding d’Infrastructures des Metiers de l’Environnement (France)
4.88% (3)	10/24/29		200,000	231,371
Severn Trent Utilities Finance PLC (United Kingdom)
3.88% (3)	08/04/35	EUR	445,000	503,327
Suez SACA (France)
2.88% (3)	05/24/34	EUR	200,000	211,778
United Utilities Water Finance PLC (United Kingdom)
3.75% (3)	05/23/34	EUR	420,000	476,820

				1,423,296

Total Corporate Bonds
(Cost: $210,406,066)				210,349,111

Issues	Maturity Date	Principal Amount	Value
MUNICIPAL BONDS—0.1%
City of Los Angeles Department of Airports, Revenue Bond
3.89%	05/15/38	$100,000	$90,406
City of New York, General Obligation Unlimited
3.62%	04/01/31	155,000	148,252
County of Miami-Dade Aviation Revenue, Revenue Bond
2.61%	10/01/32	100,000	87,253
Empire State Development Corp., Revenue Bond
2.00%	03/15/33	100,000	82,792
2.54%	03/15/34	135,000	113,720
2.54%	03/15/34	40,000	33,958
New York City Transitional Finance Authority Future Tax Secured Revenue
1.85%	08/01/32	75,000	62,264
State of Ohio, Revenue Bond
2.89%	01/01/32	100,000	90,335

Total Municipal Bonds
(Cost: $821,355)			708,980

FOREIGN GOVERNMENT BONDS—0.7%
Brazil Government International Bonds
6.00%	10/20/33	600,000	593,304
6.13%	03/15/34	400,000	392,520
Colombia Government International Bonds
8.00%	04/20/33	400,000	406,640
Costa Rica Government International Bonds
6.55% (3)	04/03/34	400,000	409,248
Finance Department Government of Sharjah
6.50% (1)	11/23/32	200,000	208,498
Guatemala Government Bonds
3.70% (3)	10/07/33	200,000	166,306
5.25% (3)	08/10/29	300,000	296,535
Indonesia Government International Bonds
4.75%	09/10/34	200,000	194,392
Israel Government International Bonds
5.38%	02/19/30	440,000	444,352
Mexico Government International Bonds
2.66%	05/24/31	400,000	340,560
4.88%	05/19/33	475,000	437,470
6.35%	02/09/35	300,000	298,500
Panama Government International Bonds
2.25%	09/29/32	400,000	294,012
6.40%	02/14/35	400,000	378,996
Paraguay Government International Bonds
4.95% (3)	04/28/31	400,000	394,564
Perusahaan Penerbit SBSN Indonesia III
2.80% (3)	06/23/30	200,000	182,592

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

Issues	Maturity Date		Principal Amount	Value
Republic of South Africa Government International Bonds
5.88%	06/22/30		$450,000	$436,549
5.88%	04/20/32		400,000	376,900
Romania Government International Bonds
3.63% (3)	03/27/32		300,000	249,132
6.63% (1)	02/17/28		200,000	204,910
Uruguay Government International Bonds
5.44%	02/14/37		200,000	204,042

Total Foreign Government Bonds
(Cost: $6,891,191)				6,910,022

ASSET-BACKED SECURITIES—19.7%
522 Funding CLO Ltd. Series 2020-6A, Class CR2
6.23% (3 mo. USD Term SOFR + 1.950%)(1),(2)	10/23/34		1,100,000	1,081,785
Adagio IV CLO Ltd. Series IV-X, Class B1RR
3.93% (3 mo. EUR EURIBOR + 1.650%)(2),(3)	04/15/34	EUR	975,000	1,090,447
AGL CLO 13 Ltd. Series 2021-13A, Class B
6.18% (3 mo. USD Term SOFR + 1.912%)(1),(2)	10/20/34		$600,000	599,844
AIMCO CLO Series 2017-AA, Class SUB
0.00% (1),(7)	01/20/38		4,250,000	2,290,410
AIMCO CLO 14 Ltd. Series 2021-14A, Class SUB
0.00% (1),(7)	04/20/34		700,000	462,814
Alinea CLO Ltd. Series 2018-1A, Class DR
6.52% (3 mo. USD Term SOFR + 2.250%)(1),(2)	07/20/31		750,000	743,333
Allegro CLO XVI Ltd. Series 2024-1A, Class C
6.98% (3 mo. USD Term SOFR + 2.700%)(1),(2)	04/25/37		1,000,000	1,005,303
ALLO Issuer LLC Series 2023-1A, Class C
12.18% (1)	06/20/53		469,000	505,303
ALLO Issuer LLC Series 2024-1A, Class C
11.19% (1)	07/20/54		2,734,000	2,959,495

Issues	Maturity Date	Principal Amount	Value
ALLO Issuer LLC Series 2025-1A, Class C
8.10% (1)	04/20/55	$1,750,000	$1,735,207
AMMC CLO 24 Ltd. Series 2021-24A, Class BR
5.87% (3 mo. USD Term SOFR + 1.600%)(1),(2)	01/20/35	700,000	695,820
AMMC CLO 24 Ltd. Series 2021-24A, Class ER
10.77% (3 mo. USD Term SOFR + 6.500%)(1),(2)	01/20/35	1,000,000	986,168
AMMC CLO 27 Ltd. Series 2022-27A, Class CR
6.07% (3 mo. USD Term SOFR + 1.800%)(1),(2)	01/20/37	3,000,000	2,940,204
AMMC CLO 31 Ltd. Series 2025-31A, Class E
9.74% (3 mo. USD Term SOFR + 5.450%)(1),(2)	02/20/38	1,000,000	986,126
AMSR Trust Series 2020-SFR2, Class H
5.25% (1)	07/17/37	2,400,000	2,384,774
AMSR Trust Series 2020-SFR3, Class H
6.50% (1)	09/17/37	1,775,000	1,761,424
AMSR Trust Series 2021-SFR1, Class G
4.61% (1)	06/17/38	2,500,000	2,301,113
AMSR Trust Series 2021-SFR2, Class F1
3.28% (1)	08/17/38	1,225,000	1,165,640
AMSR Trust Series 2021-SFR3, Class G
3.80% (1)	10/17/38	2,160,000	2,051,471
AMSR Trust Series 2022-SFR1, Class F
6.02% (1)	03/17/39	3,150,000	3,123,987
Angel Oak Mortgage Trust Series 2025-HB1, Class M3
7.40% (30 day USD SOFR Average + 3.050%)(1),(2)	02/25/55	1,832,000	1,833,145
Applebee’s Funding LLC/IHOP Funding LLC Series 2019-1A, Class A2II
4.72% (1)	06/05/49	2,074,050	2,037,824

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

Issues	Maturity Date		Principal Amount	Value
Aqueduct European CLO 9 DAC Series 2025-9A, Class B
4.06% (3 mo. EUR EURIBOR + 1.750%)(1),(2)	04/15/38	EUR	1,775,000	$1,982,658
Arbour CLO VI DAC Series 6A, Class BR
4.46% (3 mo. EUR EURIBOR + 1.900%)(1),(2)	11/15/37	EUR	1,500,000	1,694,858
Arbour CLO VII DAC Series 7A, Class BR
4.55% (3 mo. EUR EURIBOR + 2.050%)(1),(2)	12/15/38		$1,350,000	1,529,501
Aurium CLO XIII DAC Series 13A, Class B
4.07% (3 mo. EUR EURIBOR + 1.700%)(1),(2)	04/15/38	EUR	1,775,000	1,985,473
Avis Budget Rental Car Funding AESOP LLC Series 2021-1A, Class D
3.71% (1)	08/20/27		$1,540,000	1,488,913
Avis Budget Rental Car Funding AESOP LLC Series 2021-2A, Class D
4.08% (1)	02/20/28		1,647,000	1,578,774
Avis Budget Rental Car Funding AESOP LLC Series 2023-3A, Class D
7.32% (1)	02/20/28		1,500,000	1,507,261
Bain Capital Credit CLO Ltd. Series 2021-3A, Class CR
6.18% (3 mo. USD Term SOFR + 1.900%)(1),(2)	07/24/34		1,200,000	1,179,281
Bardot CLO Ltd. Series 2019-2A, Class DRR
6.77% (3 mo. USD Term SOFR + 2.500%)(1),(2)	10/22/32		1,200,000	1,185,293
Bayard Park CLO Ltd. Series 2025-1A, Class SUB
0.00% (1),(7)	07/24/38		2,150,000	1,766,655
BCRED CLO LLC Series 2023-1A, Class A
6.57% (3 mo. USD Term SOFR + 2.300%)(1),(2)	01/20/36		1,200,000	1,203,968

Issues	Maturity Date	Principal Amount	Value
Blue Stream Issuer LLC Series 2024-1A, Class C
8.71% (1)	11/20/54	$2,430,000	$2,507,067
BMO SBA COOF Trust Series 2019-1, Class A (I/O)
1.38% (1),(8)	10/25/45	1,799,493	72,500
Capital Street Master Trust Series 2024-1, Class A
5.70% (30 day USD SOFR Average + 1.350%)(1),(2)	10/16/28	1,100,000	1,100,254
Carvana Auto Receivables Trust Series 2020-P1, Class R
0.00% (1),(9)	09/08/27	1,300	100,030
Carvana Auto Receivables Trust Series 2021-N3, Class R
0.00% (1),(9)	06/12/28	1,500	95,699
Carvana Auto Receivables Trust Series 2022-P2, Class R
0.00% (1),(9)	05/10/29	3,050	372,742
Carvana Auto Receivables Trust Series 2023-N3, Class R
0.00% (1),(9)	09/10/30	2,200	499,107
Carvana Auto Receivables Trust Series 2023-N3, Class XS (I/O)
0.00% (1),(7)	09/10/30	18,241,529	256,439
Carvana Auto Receivables Trust Series 2023-P1, Class R
0.00% (1),(9)	03/11/30	3,100	300,754
Carvana Auto Receivables Trust Series 2023-P2, Class R
0.00% (1),(9)	06/10/30	2,000	285,288
Carvana Auto Receivables Trust Series 2023-P3, Class R
0.00% (1),(9)	08/12/30	2,000	269,533
CIFC Funding Ltd. Series 2017-4A, Class A2R
6.09% (3 mo. USD Term SOFR + 1.812%)(1),(2)	10/24/30	575,000	575,362
CIFC Funding Ltd. Series 2018-1A, Class SUB
0.00% (1),(7)	01/18/38	575,000	217,087
CIFC Funding Ltd. Series 2022-2A, Class B
0.00% (1),(7)	04/19/35	475,000	330,125
CLI Funding VIII LLC Series 2022-1A, Class B
3.12% (1)	01/18/47	241,384	216,979
Cloud Capital Holdco LP Series 2024-1A, Class A2
5.78% (1)	11/22/49	1,860,000	1,868,379
CoreVest American Finance Ltd. Series 2019-3, Class XA (I/O)
2.16% (1),(8)	10/15/52	97,115	527
CoreVest American Finance Trust Series 2021-1, Class XB (I/O)
1.61% (1),(8)	04/15/53	4,459,000	213,699
CVC Cordatus Loan Fund XXI DAC Series 21X, Class B1
4.09% (3 mo. EUR EURIBOR + 1.700%)(2),(3)	09/22/34	1,200,000	1,351,888

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

Issues	Maturity Date		Principal Amount	Value
CyrusOne Data Centers Issuer I LLC Series 2024-1A, Class A2
4.65% (1)	03/22/49		$1,700,000	$1,648,763
Dryden 45 Senior Loan Fund Series 2016-45A, Class CRR
6.21% (3 mo. USD Term SOFR + 1.950%)(1),(2)	10/15/30		1,300,000	1,299,201
Dryden XXVI Senior Loan Fund Series 2013-26A, Class AR
5.42% (3 mo. USD Term SOFR + 1.162%)(1),(2)	04/15/29		19,332	19,332
Elmwood CLO III Ltd. Series 2019-3A, Class SUB
0.00% (1),(7)	07/18/37		3,500,000	1,897,056
FHF Issuer Trust Series 2025-1A, Class D
5.95% (1)	06/15/32		890,000	884,180
Fidelity Grand Harbour CLO DAC Series 2023-1A, Class B1R
4.31% (3 mo. EUR EURIBOR + 1.750%)(1),(2)	02/15/38	EUR	2,140,000	2,379,693
FirstKey Homes Trust Series 2020-SFR1, Class F2
4.28% (1)	08/17/37		$1,688,000	1,674,159
FirstKey Homes Trust Series 2021-SFR1, Class F1
3.24% (1)	08/17/38		4,000,000	3,864,922
FirstKey Homes Trust Series 2021-SFR3, Class E1
2.99% (1)	12/17/38		944,000	904,535
FirstKey Homes Trust Series 2022-SFR1, Class D
5.20% (1)	05/19/39		1,600,000	1,604,021
Flatiron RR CLO 22 LLC Series 2021-2A, Class DR
6.66% (3 mo. USD Term SOFR + 2.400%)(1),(2)	10/15/34		1,150,000	1,126,575
Flexential Issuer Series 2021-1A, Class A2
3.25% (1)	11/27/51		2,250,000	2,147,415
Flexential Issuer Series 2021-1A, Class B
3.72% (1)	11/27/51		3,000,000	2,847,549
FRTKL Group, Inc. Series 2021-SFR1, Class F
3.17% (1)	09/17/38		1,779,000	1,681,226
GLS Auto Receivables Issuer Trust Series 2023-2A, Class D
6.31% (1)	03/15/29		1,110,000	1,133,037
GoldenTree Loan Management U.S. CLO 17 Ltd. Series 2023-17A, Class D
9.27% (3 mo. USD Term SOFR + 5.000%)(1),(2)	07/20/36		850,000	853,786

Issues	Maturity Date	Principal Amount	Value
Golub Capital Partners CLO 42M-R Ltd. Series 2019-42RA, Class A2R
7.03% (3 mo. USD Term SOFR + 2.750%)(1),(2)	01/20/36	$800,000	$805,400
Golub Capital Partners CLO 69M Ltd. Series 2023-69A, Class B1
7.55% (3 mo. USD Term SOFR + 3.250%)(1),(2)	11/09/36	1,200,000	1,208,034
Hertz Vehicle Financing III LP Series 2021-2A, Class C
2.52% (1)	12/27/27	950,000	903,136
HOA Funding LLC Series 2021-1A, Class A2
4.72% (1)	08/20/51	814,278	244,296
Hotwire Funding LLC Series 2024-1A, Class C
9.19% (1)	06/20/54	1,500,000	1,538,317
HPS Loan Management Ltd. Series 2023-18A, Class D
10.02% (3 mo. USD Term SOFR + 5.750%)(1),(2)	07/20/36	850,000	853,771
HPS Loan Management Ltd. Series 2024-19A, Class C2
7.16% (3 mo. USD Term SOFR + 2.900%)(1),(2)	04/15/37	1,000,000	1,007,034
Huntington Bank Auto Credit-Linked Notes Series 2025-1, Class D
7.85% (30 day USD SOFR Average + 3.500%)(1),(2)	03/21/33	1,203,111	1,191,113
Invesco CLO Ltd. Series 2021-2A, Class SUB
0.00% (1),(7)	07/15/34	5,000,000	1,437,255
Invesco CLO Ltd. Series 2021-2A, Class Y
0.00% (1),(7),(10)	07/15/34	500,000	5
Invesco U.S. CLO Ltd. Series 2024-4A, Class SUB
0.00% (1),(7)	01/15/38	1,400,000	1,028,860
Invesco U.S. CLO Ltd. Series 2024-4A, Class Y
0.00% (1),(7),(10)	01/15/38	1,400,000	48,710

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

Issues	Maturity Date	Principal Amount	Value
JG Wentworth XLII LLC Series 2018-2A, Class B
4.70% (1)	10/15/77	$146,736	$132,795
JG Wentworth XXXIX LLC Series 2017-2A, Class B
5.09% (1)	09/17/74	275,583	249,535
JGWPT XXX LLC Series 2013-3A, Class A
4.08% (1)	01/17/73	32,423	30,740
JGWPT XXXII LLC Series 2014-2A, Class A
3.61% (1)	01/17/73	32,420	29,495
LCM 35 Ltd. Series 35A, Class BR
5.91% (3 mo. USD Term SOFR + 1.650%)(1),(2)	10/15/34	1,700,000	1,685,890
Lunar Structured Aircraft Portfolio Notes Series 2021-1, Class A
2.64% (1)	10/15/46	922,374	858,802
Madison Park Funding XLVI Ltd. Series 2020-46A, Class DRR
7.01% (3 mo. USD Term SOFR + 2.750%)(1),(2)	10/15/34	1,500,000	1,462,761
Madison Park Funding XLVIII Ltd. Series 2021-48A, Class A
5.68% (3 mo. USD LIBOR + 1.150%)(1),(2)	04/19/33	907,971	908,739
Magnetite XLII Ltd. Series 2024-42A, Class SUB
0.00% (1),(7)	01/25/38	1,000,000	896,747
MetroNet Infrastructure Issuer LLC Series 2024-1A, Class B
7.59% (1)	04/20/54	2,015,000	2,086,757
MetroNet Infrastructure Issuer LLC Series 2024-1A, Class C
10.86% (1)	04/20/54	1,500,000	1,588,502
Navient Student Loan Trust Series 2018-4A, Class B
5.77% (30 day USD SOFR Average + 1.414%)(1),(2)	06/27/67	850,000	797,515
NCFA LLC – Loan Participation 1
2.75% (10)	06/12/28	1,321,825	1,321,825
NCFA LLC – Loan Participation 2
0.00% (10)	12/19/27	1,476,091	1,476,091
Nelnet Student Loan Trust Series 2007-1, Class B2
5.96% (8)	08/25/37	810,000	720,670
Neuberger Berman CLO XVII Ltd. Series 2014-17A, Class ER3
11.02% (3 mo. USD Term SOFR + 6.750%)(1),(2)	07/22/38	1,800,000	1,797,982

Issues	Maturity Date		Principal Amount	Value
Neuberger Berman Loan Advisers CLO 40 Ltd. Series 2021-40A, Class SUB
0.00% (1),(7)	04/16/33		$275,000	$102,029
Newday Funding Master Issuer PLC Series 2024-2X, Class E
8.37% (1 day GBP SONIA + 3.900%)(2),(3)	07/15/32	GBP	1,600,000	2,124,066
OCP Aegis CLO Ltd. Series 2023-29A, Class D2R
8.12% (3 mo. USD Term SOFR + 3.850%)(1),(2)	01/20/36		$1,100,000	1,079,044
OCP CLO Ltd. Series 2021-23A, Class SUB
0.00% (1),(7)	01/17/37		4,395,000	2,220,793
OCP CLO Ltd. Series 2023-28A, Class D
9.61% (3 mo. USD Term SOFR + 5.350%)(1),(2)	07/16/36		900,000	903,911
Octagon Investment Partners 44 Ltd. Series 2019-1A, Class BR
6.22% (3 mo. USD Term SOFR + 1.962%)(1),(2)	10/15/34		700,000	694,538
Palmer Square CLO Ltd. Series 2015-1A, Class BR5
6.23% (3 mo. USD Term SOFR + 1.900%)(1),(2)	05/21/34		1,300,000	1,287,863
Palmer Square CLO Ltd. Series 2021-1A, Class SUB
0.00% (1),(7)	04/20/38		2,212,000	1,102,653
Palmer Square European Loan Funding DAC Series 2024-3A, Class B
4.54% (3 mo. EUR EURIBOR + 1.850%)(1),(2)	05/15/34	EUR	1,400,000	1,574,413
PHEAA Student Loan Trust Series 2014-3A, Class A
5.06% (30 day USD SOFR Average + 0.704%)(1),(2)	08/25/40		$14,867	14,625

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

Issues	Maturity Date	Principal Amount	Value
PRET LLC Series 2021-RN3, Class A1
4.84% (1)	09/25/51	$1,322,456	$1,318,309
PRET LLC Series 2024-NPL3, Class A1
7.52% (1)	04/27/54	1,230,710	1,235,702
PRET LLC Series 2024-RN2, Class A1
7.12% (1)	04/25/54	1,904,943	1,917,540
PRET LLC Series 2025-NPL4, Class A1
6.37% (1),(8)	04/25/55	4,500,000	4,500,022
PRET Trust Series 2025-NPL1, Class A1
6.06% (1)	02/25/55	1,905,196	1,908,038
Progress Residential Trust Series 2021-SFR10, Class F
4.61% (1)	12/17/40	1,173,925	1,115,191
Progress Residential Trust Series 2021-SFR11, Class F
4.42% (1)	01/17/39	1,250,000	1,203,516
Progress Residential Trust Series 2021-SFR3, Class G
4.25% (1)	05/17/26	1,211,000	1,185,851
Progress Residential Trust Series 2021-SFR4, Class F
3.41% (1)	05/17/38	1,530,000	1,496,633
Progress Residential Trust Series 2021-SFR6, Class G
4.00% (1)	07/17/38	1,250,000	1,218,841
Progress Residential Trust Series 2021-SFR8, Class G
4.01% (1)	10/17/38	1,488,000	1,453,384
Progress Residential Trust Series 2021-SFR9, Class E1
2.81% (1)	11/17/40	1,531,000	1,424,407
Progress Residential Trust Series 2022-SFR1, Class G
5.52% (1)	02/17/41	3,000,000	2,804,074
Progress Residential Trust Series 2022-SFR3, Class E2
5.60% (1)	04/17/39	1,646,000	1,636,440
Progress Residential Trust Series 2024-SFR5, Class E2
3.63% (1),(8)	08/09/29	2,050,000	1,863,777
Rockford Tower CLO Ltd. Series 2017-3A, Class A
5.72% (3 mo. USD Term SOFR + 1.452%)(1),(2)	10/20/30	213,081	213,231
Rockford Tower CLO Ltd. Series 2019-2A, Class BR2
5.97% (3 mo. USD Term SOFR + 1.650%)(1),(2)	08/20/32	2,000,000	1,994,050
Rockford Tower CLO Ltd. Series 2021-3A, Class D2R
8.51% (3 mo. USD Term SOFR + 4.250%)(1),(2)	01/15/38	2,850,000	2,806,406

Issues	Maturity Date	Principal Amount	Value
Rockford Tower CLO Ltd. Series 2023-1A, Class D
9.59% (3 mo. USD Term SOFR + 5.320%)(1),(2)	01/20/36	$850,000	$854,934
Rockford Tower CLO Ltd. Series 2025-1A, Class E
9.86% (3 mo. USD Term SOFR + 5.600%)(1),(2)	03/31/38	1,100,000	1,023,220
Sabey Data Center Issuer LLC Series 2021-1, Class A2
1.88% (1)	06/20/46	1,325,000	1,265,870
Sabey Data Center Issuer LLC Series 2023-1, Class A2
6.25% (1)	04/20/48	175,000	175,891
Santander Consumer Auto Receivables Trust Series 2020-BA, Class R
0.00% (1),(9)	08/15/28	2,000	582,938
Santander Consumer Auto Receivables Trust Series 2021-CA, Class R
0.00% (1),(9)	06/15/28	5,150	523,952
Sierra Timeshare Receivables Funding LLC Series 2024-2A, Class C
5.83% (1)	06/20/41	628,198	634,833
Skyline Aviation, Inc. Class A
3.23% (10)	07/03/38	417,320	389,249
Slam Ltd. Series 2024-1A, Class A
5.34% (1)	09/15/49	2,089,582	2,086,573
SLM Student Loan Trust Series 2004-1, Class B
5.12% (90 day USD SOFR Average + 0.762%)(2)	07/25/39	104,262	99,591
SLM Student Loan Trust Series 2008-5, Class A4
6.32% (90 day USD SOFR Average + 1.962%)(2)	07/25/23	28,935	29,072
SLM Student Loan Trust Series 2008-7, Class A4
5.52% (90 day USD SOFR Average + 1.162%)(2)	07/25/23	6,924	6,802

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

Issues	Maturity Date		Principal Amount	Value
SLM Student Loan Trust Series 2008-7, Class B
6.47% (90 day USD SOFR Average + 2.112%)(2)	07/26/83		$10,000	$10,122
Stratus CLO Ltd. Series 2021-3A, Class SUB
0.00% (1),(7)	12/29/29		975,000	146
Switch ABS Issuer LLC Series 2024-1A, Class B
6.50% (1)	03/25/54		400,000	401,980
Switch ABS Issuer LLC Series 2024-2A, Class C
10.03% (1)	06/25/54		2,350,000	2,451,719
Taco Bell Funding LLC Series 2016-1A, Class A23
4.97% (1)	05/25/46		721,875	722,123
Taco Bell Funding LLC Series 2021-1A, Class A2I
1.95% (1)	08/25/51		953,025	904,415
Textainer Marine Containers VII Ltd. Series 2021-1A, Class B
2.52% (1)	02/20/46		511,541	467,840
Tricon Residential Trust Series 2021-SFR1, Class F
3.69% (1)	07/17/38		6,690,000	6,507,341
Tricon Residential Trust Series 2022-SFR1, Class E2
5.74% (1)	04/17/39		1,600,000	1,597,839
Tricon Residential Trust Series 2024-SFR4, Class D
5.35% (1)	11/17/41		1,480,000	1,446,506
Vantage Data Centers Jersey Borrower SPV Ltd. Series 2024-1A, Class A2
6.17% (1)	05/28/39	GBP	1,550,000	2,107,852
Vault DI Issuer LLC Series 2021-1A, Class A2
2.80% (1)	07/15/46		$1,700,000	1,635,870
VB-S1 Issuer LLC Series 2022-1A, Class F
5.27% (1)	02/15/52		2,075,000	1,957,907
Vista Point Securitization Trust Series 2024-CES2, Class A3
5.91% (1)	10/25/54		700,000	702,955
Vista Point Securitization Trust Series 2024-CES2, Class B1
7.50% (1),(8)	10/25/54		1,000,000	1,006,969
Wendy’s Funding LLC Series 2019-1A, Class A2I
3.78% (1)	06/15/49		1,748,183	1,723,420
Whetstone Park CLO Ltd. Series 2021-1A, Class SUB
0.00% (1),(7)	01/20/35		2,180,000	987,978
Wingstop Funding LLC Series 2020-1A, Class A2
2.84% (1)	12/05/50		1,477,500	1,402,713
Ziply Fiber Issuer LLC Series 2024-1A, Class B
7.81% (1)	04/20/54		825,000	858,987

Total Asset-backed Securities
(Cost: $193,451,538)				191,720,912

Issues	Maturity Date	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY—0.1%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K037, Class X3 (I/O)
5.11% (8)	01/25/42	$14,744	$2
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K049, Class X1 (I/O)
0.67% (8)	07/25/25	8,987,464	4,396
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K049, Class X3 (I/O)
1.60% (8)	10/25/43	2,925,000	7,718
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K050, Class X1 (I/O)
0.42% (8)	08/25/25	19,063,637	11,330
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K056, Class X3 (I/O)
2.19% (8)	06/25/44	6,243,936	138,148
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K062, Class X3 (I/O)
2.15% (8)	01/25/45	2,999,971	93,979
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K106, Class X1 (I/O)
1.44% (8)	01/25/30	9,182,923	484,051
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K732, Class X3 (I/O)
2.31% (8)	05/25/46	4,850,000	14,108
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K735, Class X3 (I/O)
2.23% (8)	05/25/47	3,160,000	67,890
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K736, Class X3 (I/O)
2.07% (8)	09/25/47	2,495,000	56,900
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KC05, Class X1 (I/O)
1.34% (8)	06/25/27	598,645	9,568
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KLU1, Class X3 (I/O)
4.17% (8)	01/25/31	157,928	16,018
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series Q013, Class XPT1 (I/O)
1.66% (8)	05/25/25	1,550,111	6
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series Q013, Class XPT2 (I/O)
1.81% (8)	05/25/27	3,538,826	99,298
Federal National Mortgage Association, Pool #462209
6.37% (1 yr. CMT + 2.176%)(2)	04/01/36	42,010	41,786

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

Issues	Maturity Date	Principal Amount	Value
Federal National Mortgage Association-ACES Series 2016-M11, Class X2 (ACES) (I/O)
3.10% (8)	07/25/39	$223,494	$4,149
Federal National Mortgage Association-Aces Series 2016-M2, Class X3 (I/O)
2.04% (8)	04/25/36	59,937	3
Federal National Mortgage Association-Aces Series 2016-M4, Class X2 (I/O)
2.72% (8)	01/25/39	419,906	15,719
Government National Mortgage Association Series 2009-111, Class IO (I/O)
0.19% (8)	09/16/51	856,002	32,617
Government National Mortgage Association Series 2011-119, Class IO (I/O)
0.14% (8)	08/16/51	1,060,527	1,210
Government National Mortgage Association Series 2012-123, Class IO (I/O)
0.61% (8)	12/16/51	1,386,287	22,995
Government National Mortgage Association Series 2012-135, Class IO (I/O)
0.34% (8)	01/16/53	245,827	2,826
Government National Mortgage Association Series 2013-33, Class IO (I/O)
0.18% (8)	04/16/54	299,493	657
Government National Mortgage Association Series 2014-126, Class IO (I/O)
0.71% (8)	02/16/55	4,443,628	135,423

Total Commercial Mortgage-Backed Securities — Agency (Cost: $2,775,831)			1,260,797

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY—11.9%
1211 Avenue of the Americas Trust Series 2015-1211, Class A1A2
3.90% (1)	08/10/35	2,715,000	2,676,257
1211 Avenue of the Americas Trust Series 2015-1211, Class C
4.28% (1),(8)	08/10/35	1,080,000	1,022,258
245 Park Avenue Trust Series 2017-245P, Class E
3.78% (1),(8)	06/05/37	4,800,000	4,435,357
280 Park Avenue Mortgage Trust Series 2017-280P, Class C
5.85% (1 mo. USD Term SOFR + 1.550%)(1),(2)	09/15/34	1,700,000	1,617,708
280 Park Avenue Mortgage Trust Series 2017-280P, Class E
6.72% (1 mo. USD Term SOFR + 2.419%)(1),(2)	09/15/34	2,000,000	1,884,453

Issues	Maturity Date	Principal Amount	Value
AOA Mortgage Trust Series 2021-1177, Class B
5.61% (1 mo. USD Term SOFR + 1.289%)(1),(2)	10/15/38	$1,600,000	$1,498,054
Banc of America Commercial Mortgage Trust Series 2015-UBS7, Class XA (I/O)
0.85% (8)	09/15/48	5,057,495	1,591
Banc of America Commercial Mortgage Trust Series 2015-UBS7, Class XE (I/O)
1.25% (1),(8)	09/15/48	500,000	1,994
Bank Series 2020-BN25, Class C
3.46% (8)	01/15/63	1,815,000	1,552,753
BBCMS Trust Series 2015-SRCH, Class D
5.12% (1),(8)	08/10/35	3,100,000	2,886,841
Benchmark Mortgage Trust Series 2020-B18, Class AGNF
4.14% (1)	07/15/53	529,000	514,527
Benchmark Mortgage Trust Series 2024-V10, Class C
5.68% (8)	09/15/57	1,338,000	1,304,006
Benchmark Mortgage Trust Series 2024-V8, Class C
7.18% (8)	07/15/57	2,000,000	2,059,099
BFLD Commercial Mortgage Trust Series 2024-UNIV, Class D
7.01% (1 mo. USD Term SOFR + 2.691%)(1),(2)	11/15/41	1,850,000	1,846,531
BGME Trust Series 2021-VR, Class C
3.09% (1),(8)	01/10/43	1,600,000	1,196,874
Blackstone Industrial Portfolio
2.23% (10)	04/09/25	187,581	185,199
BX Commercial Mortgage Trust Series 2020-VIV2, Class C
3.66% (1),(8)	03/09/44	1,100,000	993,115
BX Commercial Mortgage Trust Series 2020-VIVA, Class E
3.67% (1),(8)	03/11/44	1,200,000	1,058,954
BX Commercial Mortgage Trust Series 2021-VINO, Class D
5.79% (1 mo. USD Term SOFR + 1.467%)(1),(2)	05/15/38	840,000	833,415
BX Commercial Mortgage Trust Series 2024-BRBK, Class D
10.29% (1 mo. USD Term SOFR + 5.971%)(1),(2)	10/15/41	1,147,000	1,130,389

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

Issues	Maturity Date	Principal Amount	Value
BX Commercial Mortgage Trust Series 2025-SPOT, Class E
8.01% (1 mo. USD Term SOFR + 3.690%)(1),(2)	04/15/40	$1,800,000	$1,788,800
BX Trust Series 2021-ARIA, Class F
7.03% (1 mo. USD Term SOFR + 2.708%)(1),(2)	10/15/36	1,600,000	1,576,015
BX Trust Series 2021-ARIA, Class G
7.58% (1 mo. USD Term SOFR + 3.257%)(1),(2)	10/15/36	1,500,000	1,473,269
BX Trust Series 2021-VIEW, Class E
8.04% (1 mo. USD Term SOFR + 3.714%)(1),(2)	06/15/36	1,850,000	1,817,078
BX Trust Series 2022-FOX2, Class E
7.28% (1 mo. USD Term SOFR + 2.959%)(1),(2)	04/15/39	886,559	876,872
BX Trust Series 2022-LBA6, Class D
6.32% (1 mo. USD Term SOFR + 2.000%)(1),(2)	01/15/39	1,240,000	1,232,446
BX Trust Series 2024-BIO, Class B
6.26% (1 mo. USD Term SOFR + 1.941%)(1),(2)	02/15/41	2,000,000	1,983,729
BX Trust Series 2024-BIO, Class C
6.96% (1 mo. USD Term SOFR + 2.640%)(1),(2)	02/15/41	927,000	913,122
BX Trust Series 2024-BIO, Class D
7.96% (1 mo. USD Term SOFR + 3.639%)(1),(2)	02/15/41	530,000	515,764

Issues	Maturity Date	Principal Amount	Value
BX Trust Series 2025-ROIC, Class E
7.26% (1 mo. USD Term SOFR + 2.941%)(1),(2)	03/15/30	$1,634,000	$1,574,662
BX Trust Series 2025-VLT6, Class E
7.51% (1 mo. USD Term SOFR + 3.191%)(1),(2)	03/15/42	1,400,000	1,355,409
BXHPP Trust Series 2021-FILM, Class E
6.44% (1 mo. USD Term SOFR + 2.114%)(1),(2)	08/15/36	1,200,000	1,050,904
BXP Trust Series 2017-GM, Class D
3.54% (1),(8)	06/13/39	1,000,000	943,082
BXP Trust Series 2017-GM, Class E
3.54% (1),(8)	06/13/39	750,000	695,119
BXSC Commercial Mortgage Trust Series 2022-WSS, Class B
6.41% (1 mo. USD Term SOFR + 2.092%)(1),(2)	03/15/35	1,809,000	1,808,447
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class B
5.87% (1 mo. USD Term SOFR + 1.547%)(1),(2)	12/15/37	1,050,000	1,047,828
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class E
6.77% (1 mo. USD Term SOFR + 2.447%)(1),(2)	12/15/37	1,040,000	1,033,965
CD Mortgage Trust Series 2016-CD1, Class XA (I/O)
1.47% (8)	08/10/49	8,589,298	66,603
Century Plaza Towers Series 2019-CPT, Class F
3.10% (1),(8)	11/13/39	450,000	335,599
CGMS Commercial Mortgage Trust Series 2017-B1, Class XF (I/O)
0.95% (1),(8)	08/15/50	11,628,000	186,386

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

Issues	Maturity Date	Principal Amount	Value
CHI Commercial Mortgage Trust Series 2025-SFT, Class D
7.57% (1),(8)	04/15/42	$1,920,000	$1,954,343
Citigroup Commercial Mortgage Trust Series 2016-GC36, Class XA (I/O)
1.36% (8)	02/10/49	5,142,159	21,441
Citigroup Commercial Mortgage Trust Series 2020-555, Class A
2.65% (1)	12/10/41	1,450,000	1,292,237
COMM Mortgage Trust Series 2012-CR4, Class XA (I/O)
1.29% (8)	10/15/45	160,043	2,475
COMM Mortgage Trust Series 2012-LC4, Class XB (I/O)
0.43% (1),(8),(10)	12/10/44	981,981	13
COMM Mortgage Trust Series 2014-CR19, Class XC (I/O)
0.77% (1),(8),(10)	08/10/47	1,200,000	4,446
COMM Mortgage Trust Series 2014-UBS3, Class XA (I/O)
0.77% (8),(10)	06/10/47	144,657	3
COMM Mortgage Trust Series 2014-UBS5, Class XA (I/O)
0.68% (10),(8)	09/10/47	2,152,598	30
COMM Mortgage Trust Series 2015-CR22, Class XA (I/O)
0.55% (8)	03/10/48	1,777,780	144
COMM Mortgage Trust Series 2015-CR25, Class XA (I/O)
0.92% (8),(10)	08/10/48	5,742,887	107
COMM Mortgage Trust Series 2015-LC21, Class XE (I/O)
1.20% (1),(8)	07/10/48	10,015,000	9,621
COMM Mortgage Trust Series 2016-787S, Class D
3.96% (1),(8)	02/10/36	950,000	915,199
COMM Mortgage Trust Series 2016-CR28, Class XA (I/O)
0.73% (8)	02/10/49	11,375,736	13,775
Commercial Mortgage Lease-Backed Certificates Series 2001-CMLB, Class X (I/O)
1.81% (1),(8)	06/20/31	8,388	28
CONE Trust Series 2024-DFW1, Class B
6.61% (1 mo. USD Term SOFR + 2.291%)(1),(2)	08/15/41	1,267,000	1,263,509
CSAIL Commercial Mortgage Trust Series 2015-C2, Class XA (I/O)
0.70% (8),(10)	06/15/57	4,600,905	279
CSAIL Commercial Mortgage Trust Series 2019-C16, Class XA (I/O)
1.69% (8)	06/15/52	548,527	28,075
DBGS Mortgage Trust Series 2021-W52, Class C
6.74% (1 mo. USD Term SOFR + 2.414%)(1),(2)	10/15/36	1,350,000	1,297,635
DBJPM Mortgage Trust Series 2016-C1, Class XA (I/O)
1.51% (8)	05/10/49	8,457,591	41,464

Issues	Maturity Date	Principal Amount	Value
DBSG Mortgage Trust Series 2024-ALTA, Class D
7.30% (1),(8)	06/10/37	$500,000	$502,156
Del Amo Fashion Center Trust Series 2017-AMO, Class D
3.76% (1),(8)	06/05/35	1,515,000	1,402,207
DOLP Trust Series 2021-NYC, Class A
2.96% (1)	05/10/41	1,458,000	1,295,870
DOLP Trust Series 2021-NYC, Class E
3.70% (1),(8)	05/10/41	600,000	480,441
DOLP Trust Series 2021-NYC, Class G
3.70% (1),(8)	05/10/41	2,250,000	1,523,460
Eleven Madison Trust Mortgage Trust Series 2015-11MD, Class A
3.67% (1),(8)	09/10/35	1,114,500	1,102,381
Extended Stay America Trust Series 2021-ESH, Class F
8.14% (1 mo. USD Term SOFR + 3.814%)(1),(2)	07/15/38	1,504,091	1,488,451
Fontainebleau Miami Beach Mortgage Trust Series 2024-FBLU, Class E
7.47% (1 mo. USD Term SOFR + 3.150%)(1),(2)	12/15/39	1,250,000	1,243,057
FS Commercial Mortgage Trust Series 2023-4SZN, Class E
10.76%(1),(8)	11/10/39	1,000,000	1,024,761
GS Mortgage Securities Corp. Trust Series 2024-UPTN, Class E
10.02% (1 mo. USD Term SOFR + 5.700%)(1),(2)	10/15/29	1,450,000	1,466,652
GS Mortgage Securities Trust Series 2010-C1, Class X (I/O)
0.54% (1),(8)	08/10/43	5,051,785	577
GS Mortgage Securities Trust Series 2011-GC5, Class XA (I/O)
0.09% (1),(8)	08/10/44	413,931	270
GS Mortgage Securities Trust Series 2015-GC32, Class XA (I/O)
0.75% (8),(10)	07/10/48	14,565,872	224
GS Mortgage Securities Trust Series 2015-GC34, Class XA (I/O)
1.34% (8)	10/10/48	4,919,613	4,182
GS Mortgage Securities Trust Series 2015-GS1, Class XA (I/O)
0.90% (8)	11/10/48	7,731,600	21,617
GS Mortgage Securities Trust Series 2016-GS2, Class XA (I/O)
1.88% (8)	05/10/49	243,613	1,967
GS Mortgage Securities Trust Series 2016-GS4, Class XA (I/O)
0.68% (8)	11/10/49	14,261,618	82,081

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

Issues	Maturity Date	Principal Amount	Value
GSCG Trust Series 2019-600C, Class G
4.12% (1),(8)	09/06/34	$285,000	$3,022
GWT Trust Series 2024-WLF2, Class B
6.46% (1 mo. USD Term SOFR + 2.141%)(1),(2)	05/15/41	522,000	521,879
Hilton USA Trust Series 2016-HHV, Class F
4.33% (1),(8)	11/05/38	1,835,000	1,749,140
Hudson Yards Mortgage Trust Series 2019-30HY, Class D
3.56% (1),(8)	07/10/39	800,000	724,120
Hudson Yards Mortgage Trust Series 2025-SPRL, Class E
6.90% (1),(8)	01/13/40	1,000,000	1,023,281
Hudson Yards Mortgage Trust Series 2025-SPRL, Class F
7.65% (1),(8)	01/13/40	1,550,000	1,571,593
IRV Trust Series 2025-200P, Class D
6.37% (1),(8)	03/14/47	1,370,000	1,348,783
JPMBB Commercial Mortgage Securities Trust Series 2015-C30, Class XA (I/O)
0.52% (8),(10)	07/15/48	17,700,974	244
JPMBB Commercial Mortgage Securities Trust Series 2015-C30, Class XNR (I/O)
0.25% (1),(8)	07/15/48	4,714,625	1,891
JPMBB Commercial Mortgage Securities Trust Series 2015-C31, Class XA (I/O)
0.96% (8)	08/15/48	4,181,049	82
JPMCC Commercial Mortgage Securities Trust Series 2017-JP5, Class XA (I/O)
0.91% (8)	03/15/50	3,717,864	43,957
JPMCC Commercial Mortgage Securities Trust Series 2019-COR4, Class A3
3.76%	03/10/52	500,000	483,640
JPMDB Commercial Mortgage Securities Trust Series 2016-C2, Class XA (I/O)
1.62% (8)	06/15/49	234,551	1,929
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-CBX, Class XB (I/O)
0.59% (1),(8),(10)	06/15/45	49,808,189	201,643
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-LOOP, Class XB (I/O)
0.38% (1),(8)	12/05/38	2,010,000	7,252
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN, Class XAFX (I/O)
2.03% (1),(8)	01/16/37	450,000	12,489
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN, Class XBFX (I/O)
0.68% (1),(8)	01/16/37	1,450,000	12,874

Issues	Maturity Date		Principal Amount	Value
Last Mile Logistics Pan Euro Finance DAC Series 1A, Class F
6.21% (3 mo. EUR EURIBOR + 3.650%)(1),(2)	08/17/33	EUR	$490,928	$541,130
Last Mile Securities PE DAC Series 2021-1A, Class F
7.56% (3 mo. EUR EURIBOR + 5.000%)(1),(2)	08/17/31	EUR	754,845	838,110
Last Mile Securities PE DAC Series 2021-1X, Class E
6.06% (3 mo. EUR EURIBOR + 3.500%)(2),(3)	08/17/31	EUR	1,199,753	1,337,504
MHC Trust Series 2021-MHC2, Class E
6.39% (1 mo. USD Term SOFR + 2.064%)(1),(2)	05/15/38		808,000	802,488
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5, Class XC (I/O)
0.20% (1),(8),(10)	08/15/45		22,375,483	54
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12, Class XC (I/O)
1.15% (1),(8)	10/15/46		15,985,117	244,375
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C21, Class XA (I/O)
0.32% (8),(10)	03/15/48		67,694	—
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22, Class XA (I/O)
0.88% (8),(10)	04/15/48		239,776	4
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24, Class XA (I/O)
0.77% (8),(10)	05/15/48		4,962,506	1,033
Morgan Stanley Capital I Trust Series 2011-C2, Class XB (I/O)
0.53% (1),(8),(10)	06/15/44		10,412,143	38,310
Natixis Commercial Mortgage Securities Trust Series 2018-ALXA, Class E
4.46% (1),(8)	01/15/43		100,000	82,779

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

Issues	Maturity Date		Principal Amount	Value
NRTH Mortgage Trust Series 2024-PARK, Class A
5.96% (1 mo. USD Term SOFR + 1.641%)(1),(2)	03/15/39		$701,000	$697,082
NXPT Commercial Mortgage Trust Series 2024-STOR, Class E
6.93% (1),(8)	11/05/41		811,000	830,044
NYC Commercial Mortgage Trust Series 2021-909, Class D
3.31% (1),(8)	04/10/43		1,400,000	1,053,166
NYC Commercial Mortgage Trust Series 2025-3BP, Class D
6.76% (1 mo. USD Term SOFR + 2.441%)(1),(2)	02/15/42		2,050,000	1,986,731
NYC Trust Series 2024-3ELV, Class C
7.16% (1 mo. USD Term SOFR + 2.840%)(1),(2)	08/15/29		2,050,000	2,025,166
NYO Commercial Mortgage Trust Series 2021-1290, Class B
5.98% (1 mo. USD Term SOFR + 1.659%)(1),(2)	12/15/38		1,780,000	1,741,278
NYO Commercial Mortgage Trust Series 2021-1290, Class C
6.43% (1 mo. USD Term SOFR + 2.109%)(1),(2)	11/15/38		820,000	791,112
NYO Commercial Mortgage Trust Series 2021-1290, Class D
6.98% (1 mo. USD Term SOFR + 2.659%)(1),(2)	11/15/38		965,000	918,631
RIDE Series 2025-SHRE, Class E
8.07% (1),(8)	02/14/47		2,500,000	2,494,507
ROCK Trust Series 2024-CNTR, Class E
8.82% (1)	11/13/41		1,370,000	1,437,266
Sequoia Logistics DAC Series 2025-1A, Class E
6.34% (3 mo. EUR EURIBOR + 3.800%)(1),(2)	02/17/37	EUR	1,350,000	1,409,997
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class A2A
3.66% (1),(8)	01/05/43		$400,000	343,613

Issues	Maturity Date	Principal Amount	Value
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class A2B
4.14% (1),(8)	01/05/43	$460,000	$407,236
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class C
4.53% (1),(8)	01/05/43	925,000	773,522
SFO Commercial Mortgage Trust Series 2021-555, Class A
5.59% (1 mo. USD Term SOFR + 1.264%)(1),(2)	05/15/38	1,040,000	1,026,492
SFO Commercial Mortgage Trust Series 2021-555, Class D
6.84% (1 mo. USD Term SOFR + 2.514%)(1),(2)	05/15/38	500,000	478,885
SMRT Commercial Mortgage Trust Series 2022-MINI, Class D
6.27% (1 mo. USD Term SOFR + 1.950%)(1),(2)	01/15/39	1,400,000	1,366,853
SMRT Commercial Mortgage Trust Series 2022-MINI, Class F
7.67% (1 mo. USD Term SOFR + 3.350%)(1),(2)	01/15/39	1,000,000	944,881
SREIT Trust Series 2021-MFP2, Class C
5.81% (1 mo. USD Term SOFR + 1.485%)(1),(2)	11/15/36	1,060,000	1,052,818
STWD Trust Series 2021-FLWR, Class F
7.11% (1 mo. USD Term SOFR + 2.787%)(1),(2)	07/15/36	440,000	436,846
SWCH Commercial Mortgage Trust Series 2025-DATA, Class E
7.66% (1 mo. USD Term SOFR + 3.340%)(1),(2)	03/15/42	2,150,000	2,072,592

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

Issues	Maturity Date		Principal Amount	Value
Taurus U.K. DAC Series 2021-UK1A, Class D
7.08% (1 day GBP SONIA + 2.600%)(1),(2)	05/17/31	GBP	1,464,245	$1,925,514
TEXAS Commercial Mortgage Trust Series 2025-TWR, Class D
7.41% (1 mo. USD Term SOFR + 3.091%)(1),(2)	04/15/42		$1,325,000	1,319,776
U.K. Logistics DAC Series 2024-2A, Class D
7.71% (1 day GBP SONIA + 3.100%)(1),(2)	02/17/35	GBP	825,000	1,046,816
U.K. Logistics DAC Series 2025-1A, Class E
9.96% (1 day GBP SONIA + 5.500%)(1),(2)	05/17/35	GBP	1,300,000	1,781,908
UBS Commercial Mortgage Trust Series 2017-C4, Class XA (I/O)
1.24% (8)	10/15/50		$7,915,835	162,394
VNDO Trust Series 2016-350P, Class D
4.03% (1),(8)	01/10/35		1,060,000	1,026,861
WB Commercial Mortgage Trust Series 2024-HQ, Class B
6.63% (1),(8)	03/15/40		1,049,000	1,054,190
Wells Fargo Commercial Mortgage Trust Series 2015-C31, Class XA (I/O)
1.09% (8)	11/15/48		13,334,924	13,390
Wells Fargo Commercial Mortgage Trust Series 2015-LC20, Class XF (I/O)
2.07% (1),(8)	04/15/50		415,000	11,522
Wells Fargo Commercial Mortgage Trust Series 2015-NXS3, Class XA (I/O)
1.01% (8)	09/15/57		8,258,217	9,310
Wells Fargo Commercial Mortgage Trust Series 2016-C34, Class XA (I/O)
2.20% (8)	06/15/49		5,498,631	56,514
Wells Fargo Commercial Mortgage Trust Series 2018-C47, Class AS
4.67% (8)	09/15/61		1,100,000	1,084,279
Wells Fargo Commercial Mortgage Trust Series 2019-JWDR, Class F
4.71% (1),(8)	09/15/31		728,000	706,601
Wells Fargo Commercial Mortgage Trust Series 2024-5C1, Class C
7.03% (8)	07/15/57		847,000	864,446

Issues	Maturity Date	Principal Amount	Value
WFRBS Commercial Mortgage Trust Series 2012-C10, Class XB (I/O)
0.42% (1),(8),(10)	12/15/45	$39,718,009	$357
WFRBS Commercial Mortgage Trust Series 2014-C22, Class XA (I/O)
0.39% (8),(10)	09/15/57	209,623	42

Total Commercial Mortgage-Backed Securities — Non-Agency
(Cost: $123,599,825)			116,405,896

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY—22.5%
Federal Home Loan Mortgage Corp., Pool #QE4038
3.00%	06/01/52	1,185,400	1,029,000
Federal Home Loan Mortgage Corp., Pool #RA5286
2.50%	05/01/51	643,466	535,783
Federal Home Loan Mortgage Corp., Pool #RA6427
3.00%	12/01/51	509,862	442,432
Federal Home Loan Mortgage Corp., Pool #SD3246
4.00%	08/01/52	1,696,653	1,584,730
Federal Home Loan Mortgage Corp., Pool #SD5324
4.00%	02/01/53	363,542	339,504
Federal Home Loan Mortgage Corp., Pool #SD8199
2.00%	03/01/52	3,251,082	2,581,564
Federal Home Loan Mortgage Corp., Pool #SD8213
3.00%	05/01/52	1,641,977	1,425,527
Federal Home Loan Mortgage Corp., Pool #SD8220
3.00%	06/01/52	2,092,782	1,816,662
Federal Home Loan Mortgage Corp., Pool #SD8225
3.00%	07/01/52	956,901	830,648
Federal Home Loan Mortgage Corp., Pool #SD8238
4.50%	08/01/52	3,405,699	3,267,001
Federal Home Loan Mortgage Corp., Pool #SD8244
4.00%	09/01/52	2,952,100	2,756,443
Federal Home Loan Mortgage Corp., Pool #SD8245
4.50%	09/01/52	2,537,751	2,434,008
Federal Home Loan Mortgage Corp., Pool #SD8257
4.50%	10/01/52	504,771	484,058
Federal Home Loan Mortgage Corp., Pool #SD8265
4.00%	11/01/52	659,444	615,534
Federal Home Loan Mortgage Corp., Pool #SD8266
4.50%	11/01/52	2,845,354	2,728,156
Federal Home Loan Mortgage Corp., Pool #SD8275
4.50%	12/01/52	2,943,987	2,822,726
Federal Home Loan Mortgage Corp. REMICS Series 5460, Class AF
5.40% (30 day USD SOFR Average + 1.050%)(2)	10/25/54	4,745,971	4,700,915

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

Issues	Maturity Date	Principal Amount	Value
Federal Home Loan Mortgage Corp. REMICS Series 5500, Class SJ
1.40% (-30 day USD SOFR Average + 5.750%)(2)	02/25/55	$6,674,605	$669,541
Federal Home Loan Mortgage Corp. REMICS Series 5503, Class FA
5.55% (30 day USD SOFR Average + 1.200%)(2)	02/25/55	9,777,145	9,743,154
Federal Home Loan Mortgage Corp. REMICS Series 5504, Class FC
5.50% (30 day USD SOFR Average + 1.150%)(2)	02/25/55	5,871,761	5,838,934
Federal Home Loan Mortgage Corp. REMICS Series 5509, Class FB
5.50% (30 day USD SOFR Average + 1.150%)(2)	02/25/55	6,889,580	6,848,871
Federal Home Loan Mortgage Corp. REMICS Series 5534, Class FV
5.44% (30 day USD SOFR Average + 1.100%)(2)	05/25/55	5,000,000	4,964,649
Federal Home Loan Mortgage Corp. STRIPS Series 240, Class IO (I/O)
5.50%	07/15/36	169,171	32,078
Federal Home Loan Mortgage Corp. STRIPS Series 386, Class C1 (I/O) (10)
2.00%	03/15/52	6,381,564	846,709
Federal National Mortgage Association, Pool #BV3023
2.00%	02/01/52	721,577	572,978
Federal National Mortgage Association, Pool #BV8463
2.50%	04/01/52	1,750,407	1,457,934
Federal National Mortgage Association, Pool #BV8515
3.00%	05/01/52	2,230,782	1,936,455
Federal National Mortgage Association, Pool #CB2403
2.50%	12/01/51	1,742,420	1,450,356
Federal National Mortgage Association, Pool #FA0658
4.50%	10/01/54	9,797,194	9,372,835

Issues	Maturity Date	Principal Amount	Value
Federal National Mortgage Association, Pool #FS3806
2.50%	07/01/52	$1,405,650	$1,171,705
Federal National Mortgage Association, Pool #FS6380
2.50%	02/01/52	751,010	625,491
Federal National Mortgage Association, Pool #FS6925
2.50%	12/01/51	2,244,732	1,869,648
Federal National Mortgage Association, Pool #FS6943
3.00%	06/01/52	3,627,419	3,147,689
Federal National Mortgage Association, Pool #FS7577
2.50%	01/01/54	768,149	639,800
Federal National Mortgage Association, Pool #MA4562
2.00%	03/01/52	2,003,629	1,591,008
Federal National Mortgage Association, Pool #MA4700
4.00%	08/01/52	3,057,093	2,854,952
Federal National Mortgage Association, Pool #MA4783
4.00%	10/01/52	1,733,460	1,618,302
Federal National Mortgage Association, Pool #MA4784
4.50%	10/01/52	1,119,894	1,073,940
Federal National Mortgage Association Interest STRIPS Series 426, Class C24 (I/O) (10)
1.50%	01/25/52	33,047,524	3,615,704
Federal National Mortgage Association Interest STRIPS Series 426, Class C40 (I/O)
2.00%	06/25/51	1,384,596	181,681
Federal National Mortgage Association Interest STRIPS Series 426, Class C41 (I/O)
2.00%	03/25/51	5,071,725	664,562
Federal National Mortgage Association Interest STRIPS Series 426, Class C42 (I/O)
2.00%	11/25/50	3,330,910	429,105
Federal National Mortgage Association Interest STRIPS Series 434, Class C29 (I/O) (10)
2.00%	10/25/52	7,808,454	1,025,011
Federal National Mortgage Association REMICS Series 2005-56, Class SP (I/F) (PAC)
6.00% (-30 day USD SOFR Average + 41.613%)(2)	08/25/33	120	120
Federal National Mortgage Association REMICS Series 2011-116, Class SA (I/O)
1.53% (-30 day USD SOFR Average + 5.886%)(2)	11/25/41	51,595	4,094

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

Issues	Maturity Date	Principal Amount	Value
Federal National Mortgage Association REMICS Series 2012-139, Class AI (I/O)
3.00%	12/25/27	$61,652	$1,521
Federal National Mortgage Association REMICS Series 2024-76, Class SY (I/O)
1.15% (-30 day USD SOFR Average + 5.500%)(2)	11/25/54	15,149,357	1,242,627
Federal National Mortgage Association REMICS Series 2024-81, Class SE (I/O)
1.00% (-30 day USD SOFR Average + 5.350%)(2)	07/25/54	12,123,044	759,878
Federal National Mortgage Association REMICS Series 2024-87, Class FB
5.45% (30 day USD SOFR Average + 1.100%)(2)	12/25/54	7,346,012	7,290,113
Federal National Mortgage Association REMICS Series 2024-91, Class SB (I/O)
1.50% (-30 day USD SOFR Average + 5.850%)(2)	12/25/54	7,065,271	616,648
Federal National Mortgage Association REMICS Series 2024-98, Class SG
1.65% (-30 day USD SOFR Average + 6.000%)(2)	11/25/54	1,080,087	112,055
Federal National Mortgage Association REMICS Series 2024-99, Class FB
5.50% (30 day USD SOFR Average + 1.150%)(2)	01/25/55	5,498,977	5,471,316
Government National Mortgage Association, Pool #MA8427
4.50%	11/20/52	1,724,809	1,661,351
Government National Mortgage Association, Pool #MA9963
4.50%	10/20/54	2,739,874	2,622,919

Issues	Maturity Date	Principal Amount	Value
Government National Mortgage Association REMICS Series 2003-110, Class S (I/O)
2.17% (-1 mo. USD Term SOFR + 6.486%)(2)	10/20/33	$181,224	$14,021
Government National Mortgage Association REMICS Series 2018-124, Class NW
3.50%	09/20/48	21,731	19,841
Government National Mortgage Association REMICS Series 2018-154, Class BP (PAC)
3.50%	11/20/48	2,091	1,987
Government National Mortgage Association REMICS Series 2024-159, Class XS (I/O)
1.15% (-30 day USD SOFR Average + 5.500%)(2)	10/20/54	11,446,373	995,198
Government National Mortgage Association REMICS Series 2025-41, Class HS
0.99% (-30 day USD SOFR Average + 5.340%)(2)	03/20/55	12,129,709	955,605
Government National Mortgage Association REMICS Series 2025-45, Class ST (I/O)
0.95% (-30 day USD SOFR Average + 5.300%)(2)	03/20/55	14,334,559	928,830
Government National Mortgage Association, TBA
5.00% (11)	02/01/55	8,325,000	8,165,272
5.50% (11)	02/01/55	10,975,000	10,967,076
4.00% (11)	05/01/52	9,400,000	8,748,773
4.50% (11)	09/01/54	5,400,000	5,167,581
Uniform Mortgage-Backed Security, TBA
2.00% (11)	11/01/51	7,225,000	5,732,647
2.50% (11)	11/01/51	7,525,000	6,257,549
3.00% (11)	01/01/52	7,600,000	6,591,286
3.50% (11)	02/01/52	9,500,000	8,572,563
4.00% (11)	03/01/52	17,100,000	15,932,968
4.50% (11)	07/01/54	14,000,000	13,387,822
5.00% (11)	07/01/54	12,600,000	12,336,402

Total Residential Mortgage-Backed Securities — Agency (Cost: $217,779,262)			219,195,846

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY—12.5%
ACRA Trust Series 2024-NQM1, Class M1A
6.19% (1),(8)	10/25/64	$1,470,000	$1,469,364
Ajax Mortgage Loan Trust Series 2021-D, Class A
5.00% (1)	03/25/60	1,333,514	1,333,954
American Home Mortgage Assets Trust Series 2006-6, Class XP (P/O)
0.04% (10),(8)	12/25/46	18,920,031	163,566
American Home Mortgage Assets Trust Series 2007-1, Class A1
5.27% (1 yr. MTA + 0.700%)(2)	02/25/47	2,230,069	761,590
American Home Mortgage Assets Trust Series 2007-5, Class XP (P/O)
0.07% (10),(8)	06/25/47	7,449	106
AOMT Series 2024-6, Class A2
4.65% (1)	11/25/67	2,300,713	2,261,817
Banc of America Alternative Loan Trust Series 2006-5, Class CB8
4.75% (1 mo. USD Term SOFR + 0.424%)(2),(12)	06/25/46	1,451,881	1,157,534
Banc of America Alternative Loan Trust Series 2006-5, Class CB9 (I/O)
2.25% (-1 mo. USD Term SOFR + 6.576%)(2),(10)	06/25/46	1,451,890	180,481
Banc of America Funding Trust Series 2006-3, Class 5A3
5.50% (12)	03/25/36	4,270	3,843
Banc of America Funding Trust Series 2006-7, Class T2A5
6.54% (12)	10/25/36	604,363	546,212
Banc of America Funding Trust Series 2014-R5, Class 1A2
4.12% (6 mo. USD Term SOFR + 1.928%)(1),(2)	09/26/45	998,925	704,203
BCAP LLC Trust Series 2007-AA2, Class 2A12
5.50% (12)	04/25/37	2,359,999	959,982
BCMSC Trust Series 1999-B, Class A2
6.98% (8)	06/15/12	997,492	72,461
BCMSC Trust Series 2000-A, Class A3
7.83% (8)	06/15/30	1,658,345	128,873
BCMSC Trust Series 2000-A, Class A4
8.29% (8)	06/15/30	142,144	11,697

Issues	Maturity Date		Principal Amount	Value
Bear Stearns ARM Trust Series 2004-3, Class 2A
4.89% (8)	07/25/34		$4,653	$4,294
Bear Stearns ARM Trust Series 2005-10, Class A3
6.62% (8)	10/25/35		96,495	94,066
C-BASS Mortgage Loan Trust Series 2007-CB2, Class A2B
3.53%	02/25/37		810,787	477,390
C-BASS Trust Series 2006-CB7, Class A4
4.76% (1 mo. USD Term SOFR + 0.434%) (2)	10/25/36		32,162	21,585
C-BASS Trust Series 2007-CB1, Class AF3
3.15%	01/25/37		935,343	259,333
C-BASS Trust Series 2007-CB1, Class AF6
3.15%	01/25/37		1,651,274	457,702
Cascade MH Asset Trust Series 2022-MH1, Class A
4.25% (1)	08/25/54		1,099,611	1,065,475
CFMT LLC Series 2024-NR1, Class A1
6.41% (1)	11/25/29		1,511,603	1,517,359
CFMT LLC Series 2024-R1, Class A3
4.00% (1)	10/25/54		1,500,000	1,406,619
CHL Mortgage Pass-Through Trust Series 2007-20, Class A1
6.50%	01/25/38		198,718	87,023
CHL Mortgage Pass-Through Trust Series 2007-7, Class A9
5.50%	06/25/37		581,601	258,271
CHNGE Mortgage Trust Series 2023-1, Class M1
8.17% (1),(8)	03/25/58		580,000	588,608
CIM Trust Series 2021-R5, Class A1B
2.00% (1),(8)	08/25/61		681,000	446,691
CIM Trust Series 2025-R1, Class A1
5.00% (1)	02/25/99		2,235,174	2,205,892
Citadel PLC Series 2024-1, Class X
8.47% (1 day GBP SONIA + 4.000%)(2),(3)	04/28/60	GBP	560,580	747,465
Citigroup Mortgage Loan Trust Series 2006-WF1, Class A2C
4.51%	03/25/36		$27,412	12,662
Citigroup Mortgage Loan Trust Series 2009-10, Class 2A2
7.00% (1),(8)	12/25/35		487,190	343,776
Citigroup Mortgage Loan Trust, Inc. Series 2005-WF2, Class AF6A
6.13%	08/25/35		1,368,239	1,255,355
CitiMortgage Alternative Loan Trust Series 2005-A1, Class 1A5
5.50% (12)	07/25/35		1,295,833	1,209,395
CitiMortgage Alternative Loan Trust Series 2006-A1, Class 1A5
5.50% (12)	04/25/36		218,175	203,564

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

Issues	Maturity Date	Principal Amount	Value
CitiMortgage Alternative Loan Trust Series 2007-A1, Class 1A1
6.00% (12)	01/25/37	$92,233	$82,221
CitiMortgage Alternative Loan Trust Series 2007-A1, Class 1A5
6.00% (12)	01/25/37	176,056	156,945
CitiMortgage Alternative Loan Trust Series 2007-A2, Class 1A13
5.75% (12)	02/25/37	206,046	182,748
CitiMortgage Alternative Loan Trust Series 2007-A3, Class 1A7
5.75% (12)	03/25/37	165,420	150,019
CitiMortgage Alternative Loan Trust Series 2007-A5, Class 1A1
6.00% (12)	05/25/37	708,386	660,882
COLT Mortgage Loan Trust Series 2022-7, Class B1
6.28% (1),(8)	04/25/67	1,520,000	1,511,599
COLT Mortgage Loan Trust Series 2024-7, Class B1
7.17% (1),(8)	12/26/69	1,000,000	991,012
Conseco Finance Securitizations Corp. Series 2000-1, Class A5
8.06% (8)	09/01/29	3,422,743	497,019
Conseco Finance Securitizations Corp. Series 2000-4, Class A5
7.97%	05/01/32	1,992,158	280,778
Countrywide Alternative Loan Trust Series 2004-30CB, Class 1A6
5.50% (12)	02/25/35	770,209	759,607
Countrywide Alternative Loan Trust Series 2005-10CB, Class 1A8
5.50%	05/25/35	1,335,903	1,096,834
Countrywide Alternative Loan Trust Series 2005-46CB, Class A3
5.50% (12)	10/25/35	223,952	155,044
Countrywide Alternative Loan Trust Series 2005-46CB, Class A4
5.25% (12)	10/25/35	169,226	114,902
Countrywide Alternative Loan Trust Series 2005-46CB, Class A7
5.50% (12)	10/25/35	477,376	330,493
Countrywide Alternative Loan Trust Series 2005-55CB, Class 1A1
5.50% (12)	11/25/35	180,956	119,307
Countrywide Alternative Loan Trust Series 2005-64CB, Class 2A1
6.00%	11/25/35	2,988,797	422,310
Countrywide Alternative Loan Trust Series 2005-65CB, Class 2A4
5.50% (12)	12/25/35	283,380	195,374
Countrywide Alternative Loan Trust Series 2005-67CB, Class A1
5.50%	01/25/36	55,565	41,049
Countrywide Alternative Loan Trust Series 2005-74T1, Class A5
6.00% (12)	01/25/36	452,443	259,238
Countrywide Alternative Loan Trust Series 2005-7CB, Class 2A2 (I/O)
0.61% (-1 mo. USD Term SOFR + 4.936%)(2),(10)	03/01/38	1,170,364	71,333
Countrywide Alternative Loan Trust Series 2005-86CB, Class A1
5.50% (12)	02/25/36	507,850	290,109

Issues	Maturity Date	Principal Amount	Value
Countrywide Alternative Loan Trust Series 2005-86CB, Class A8
5.50% (12)	02/25/36	$232,160	$132,621
Countrywide Alternative Loan Trust Series 2006-19CB, Class A15 (PAC)
6.00%	08/25/36	113,421	64,538
Countrywide Alternative Loan Trust Series 2006-19CB, Class A17 (TAC)
4.84% (1 mo. USD Term SOFR + 0.514%)(2)	08/25/36	3,761,882	1,636,745
Countrywide Alternative Loan Trust Series 2006-19CB, Class A18 (I/O)
1.16% (-1 mo. USD Term SOFR + 5.486%)(2),(10)	08/25/36	3,631,212	443,708
Countrywide Alternative Loan Trust Series 2006-32CB, Class A18
6.00% (12)	11/25/36	129,528	73,994
Countrywide Alternative Loan Trust Series 2006-34, Class A5
6.25%	11/25/46	1,255,216	558,357
Countrywide Alternative Loan Trust Series 2006-J1, Class 1A11
5.50% (12)	02/25/36	176,709	119,674
Countrywide Alternative Loan Trust Series 2007-13, Class A1 (PAC)
6.00%	06/25/47	269,498	135,744
Countrywide Alternative Loan Trust Series 2007-15CB, Class A6
5.75% (12)	07/25/37	513,416	294,747
Countrywide Alternative Loan Trust Series 2007-15CB, Class A7
6.00% (12)	07/25/37	1,828,626	1,085,233
Countrywide Alternative Loan Trust Series 2007-16CB, Class 1A7
6.00% (12)	08/25/37	6,358	4,686
Countrywide Alternative Loan Trust Series 2007-18CB, Class 2A25
6.00% (12)	08/25/37	293,799	173,787
Countrywide Alternative Loan Trust Series 2007-22, Class 2A16
6.50%	09/25/37	235,543	85,851
Countrywide Alternative Loan Trust Series 2007-5CB, Class 1A3
6.00% (12)	04/25/37	170,680	85,629
Countrywide Alternative Loan Trust Series 2007-5CB, Class 1A4
6.00% (12)	04/25/37	503,536	252,623
Credit-Based Asset Servicing & Securitization LLC Series 2006-MH1, Class B1
6.75% (1)	10/25/36	25,382	25,234
Cross Mortgage Trust Series 2024-H6, Class A2
5.38% (1)	09/25/69	941,318	940,220

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

Issues	Maturity Date	Principal Amount	Value
Cross Mortgage Trust Series 2024-H6, Class A3
5.48% (1)	09/25/69	$847,187	$844,888
CSMC Mortgage-Backed Trust Series 2006-7, Class 10A6
6.50%	08/25/36	1,024,153	492,410
CSMC Mortgage-Backed Trust Series 2006-7, Class 8A11
6.50%	08/25/36	391,230	150,770
CSMC Mortgage-Backed Trust Series 2007-5, Class 1A9
7.00% (8)	08/25/37	721,705	405,101
CSMC Trust Series 2014-8R, Class 3A2
5.55% (1),(8),(12)	02/27/36	938,445	807,718
CSMC Trust Series 2020-RPL6, Class A1
3.49% (1),(8)	03/25/59	1,556,127	1,554,155
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust Series 2006-AB2, Class A2
4.72% (8),(12)	06/25/36	182,910	166,997
Deutsche Mortgage & Asset Receiving Corp. Series 2014-RS1, Class 1A2
6.51% (1),(8),(12)	07/27/37	277,766	224,838
EFMT Series 2024-NQM1, Class B1B
7.65% (1),(8)	11/25/69	1,300,000	1,301,634
Ellington Financial Mortgage Trust Series 2022-4, Class B1
5.93% (1),(8)	09/25/67	900,000	888,170
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA1, Class M2
6.85% (30 day USD SOFR Average + 2.500%)(1),(2)	01/25/42	1,000,000	1,014,786
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2019-R04, Class 2B1
9.72% (30 day USD SOFR Average + 5.364%)(1),(2)	06/25/39	757,525	783,895
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2019-R06, Class 2B1
8.22% (30 day USD SOFR Average + 3.864%)(1),(2)	09/25/39	849,149	867,152
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2019-R07, Class 1B1
7.87% (30 day USD SOFR Average + 3.514%)(1),(2)	10/25/39	858,826	875,305

Issues	Maturity Date	Principal Amount	Value
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R01, Class 1B2
10.35% (30 day USD SOFR Average + 6.000%)(1),(2)	10/25/41	$1,400,000	$1,456,011
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R03, Class 1B2
9.85% (30 day USD SOFR Average + 5.500%)(1),(2)	12/25/41	2,620,000	2,712,217
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R01, Class 1B2
10.35% (30 day USD SOFR Average + 6.000%)(1),(2)	12/25/41	2,510,000	2,621,748
First Franklin Mortgage Loan Trust Series 2006-FF13, Class A2C
4.76% (1 mo. USD Term SOFR + 0.434%)(2)	10/25/36	342,875	222,457
First Franklin Mortgage Loan Trust Series 2007-FF2, Class A2D
4.88% (1 mo. USD Term SOFR + 0.554%)(2)	03/25/37	641,964	300,261
First Horizon Alternative Mortgage Securities Trust Series 2007-FA1, Class A4
6.25%	03/25/37	535,410	188,938
First Horizon Alternative Mortgage Securities Trust Series 2007-FA2, Class 1A4
5.75%	04/25/37	705,772	222,197
GCAT Trust Series 2021-NQM6, Class A1
1.86% (1),(8)	08/25/66	1,334,527	1,219,564
GSAA Home Equity Trust Series 2007-5, Class 1F3B
6.00% (8)	05/25/37	4,300,000	301,924

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

Issues	Maturity Date	Principal Amount	Value
GSAA Home Equity Trust Series 2007-5, Class 1F5B
6.44%	05/25/37	$1,987,261	$139,942
GSAA Home Equity Trust Series 2007-5, Class 2A2A
4.90% (1 mo. USD Term SOFR + 0.574%)(2)	04/25/47	731,165	315,059
GSAA Trust Series 2006-7, Class AF3
6.72%	03/25/46	2,732,912	986,764
GSAA Trust Series 2007-3, Class 2A1B
4.64% (1 mo. USD Term SOFR + 0.314%)(2)	03/25/47	166,316	7,592
GSR Mortgage Loan Trust Series 2005-AR6, Class 2A1
5.32% (8)	09/25/35	2,769	2,603
HarborView Mortgage Loan Trust Series 2005-9, Class 2A1A
5.11% (1 mo. USD Term SOFR + 0.794%)(2)	06/20/35	12,202	11,349
HarborView Mortgage Loan Trust Series 2005-9, Class 2X (I/O)
0.00% (1),(7),(10)	06/20/35	894,777	1
HarborView Mortgage Loan Trust Series 2006-4, Class 1A1A
4.79% (1 mo. USD Term SOFR + 0.474%)(2)	05/19/46	2,378,792	1,185,532
HarborView Mortgage Loan Trust Series 2006-5, Class X2 (I/O)
0.07% (10),(8)	07/19/46	2,484,322	25
HSI Asset Loan Obligation Trust Series 2007-WF1, Class A5
6.72%	12/25/36	242,626	80,538
IndyMac INDX Mortgage Loan Trust Series 2006-AR3, Class 2A1A
3.85% (8)	03/25/36	68,393	46,016
JPMorgan Alternative Loan Trust Series 2006-S1, Class 3A4
6.18% (8)	03/25/36	859,169	760,672
JPMorgan Mortgage Acquisition Trust Series 2006-CH2, Class AF3
5.46%	09/25/29	422,076	254,239
JPMorgan Mortgage Acquisition Trust Series 2006-CW2, Class AF4
6.08%	08/25/36	1,347,444	795,349
JPMorgan Mortgage Acquisition Trust Series 2006-CW2, Class AF5
6.34%	08/25/36	256,056	151,088
JPMorgan Mortgage Acquisition Trust Series 2006-WF1, Class A5
6.91%	07/25/36	1,600,891	426,419
JPMorgan Mortgage Acquisition Trust Series 2007-CH1, Class AF6
4.49%	11/25/36	1,089	1,080

Issues	Maturity Date	Principal Amount	Value
JPMorgan Mortgage Acquisition Trust Series 2007-CH2, Class AF2
4.24%	01/25/37	$368,457	$182,640
JPMorgan Mortgage Acquisition Trust Series 2007-CH2, Class AF3
4.24%	10/25/30	565,678	280,367
JPMorgan Mortgage Trust Series 2007-S1, Class 2A11
6.00%	03/25/37	353,607	130,986
JPMorgan Mortgage Trust Series 2024-CES1, Class A1B
6.02% (1)	06/25/54	1,059,234	1,064,253
JPMorgan Mortgage Trust Series 2024-CES1, Class A2
6.15% (1)	06/25/54	532,852	537,181
JPMorgan Mortgage Trust Series 2025-CES1, Class A3
6.07% (1),(8)	05/25/55	1,539,000	1,552,014
Lehman ABS Manufactured Housing Contract Trust Series 2001-B, Class M1
6.63% (8)	04/15/40	278,121	280,918
Lehman Mortgage Trust Series 2006-1, Class 1A5
5.50%	02/25/36	129,478	60,155
Lehman Mortgage Trust Series 2006-7, Class 2A5 (I/O) (I/F)
2.11% (-1 mo. USD Term SOFR + 6.436%)(2),(10)	11/25/36	182,847	21,602
Lehman Mortgage Trust Series 2006-9, Class 3A2
(I/O) 2.79% (-1 mo. USD Term SOFR + 7.116%)(2)	01/25/37	5,513,250	340,145
Lehman Mortgage Trust Series 2007-5, Class 10A2
(I/O) 1.90% (-1 mo. USD Term SOFR + 6.226%)(2),(10)	06/25/37	8,161,155	962,478
Lehman Mortgage Trust Series 2007-5, Class 7A3
7.50% (12)	10/25/36	482,837	151,853
Lehman XS Trust Series 2005-1, Class 3A4
5.37%	07/25/35	26,089	27,455
Lehman XS Trust Series 2006-17, Class 1A (I/O)
0.60% (10)	08/25/46	6,853,441	137,698
Lehman XS Trust Series 2006-17, Class 1A3
4.94% (1 mo. USD Term SOFR + 0.614%)(2)	08/25/46	165,503	141,836

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

Issues	Maturity Date	Principal Amount	Value
MASTR Alternative Loan Trust Series 2005-2, Class 4A3
4.84% (1 mo. USD Term SOFR + 0.514%)(2)	03/25/35	$5,247	$5,146
MASTR Asset-Backed Securities Trust Series 2006-NC2, Class A3
4.66% (1 mo. USD Term SOFR + 0.334%)(2)	08/25/36	664,482	240,284
Merrill Lynch Alternative Note Asset Trust Series 2007-A1, Class A3
4.76% (1 mo. USD Term SOFR + 0.434%)(2)	01/25/37	622,256	183,640
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-3, Class A2B
4.70% (1 mo. USD Term SOFR + 0.374%)(2)	06/25/37	193,162	190,717
Merrill Lynch Mortgage Investors Trust Series 2004-B, Class A1
4.94% (1 mo. USD Term SOFR + 0.614%)(2)	05/25/29	3,009	2,890
Merrill Lynch Mortgage Investors Trust Series 2006-HE6, Class A2B
4.12% (1 mo. USD Term SOFR + 0.414%)(2)	11/25/37	738,183	233,577
Merrill Lynch Mortgage Investors Trust Series 2006-RM2, Class A1A
4.81% (1 mo. USD Term SOFR + 0.484%)(2)	05/25/37	3,365,977	933,828
Mid-State Capital Corp. Trust Series 2005-1, Class A
5.75%	01/15/40	1,698	1,696
Mid-State Capital Corp. Trust Series 2006-1, Class A
5.79% (1)	10/15/40	23,511	23,591
Mid-State Trust XI Series 11, Class A1
4.86%	07/15/38	923	920
Morgan Stanley Mortgage Loan Trust Series 2007-13, Class 6A1
6.00%	10/25/37	173,063	90,169

Issues	Maturity Date	Principal Amount	Value
Morgan Stanley Residential Mortgage Loan Trust Series 2024-INV3, Class A1
6.50% (1),(8)	06/25/54	$1,571,283	$1,595,660
Nationstar Home Equity Loan Trust Series 2007-C, Class 2AV4
4.69% (1 mo. USD Term SOFR + 0.364%)(2)	06/25/37	14,131	13,639
Oakwood Mortgage Investors, Inc. Series 1999-C, Class A2
7.48%	08/15/27	217,521	164,684
OBX Trust Series 2022-NQM7, Class A3
5.70% (1)	08/25/62	1,222,323	1,221,541
PMT Loan Trust Series 2024-INV1, Class A29
6.00% (1),(8)	10/25/59	1,197,416	1,199,295
PRET LLC Series 2021-RN2, Class A1
4.74% (1)	07/25/51	1,300,841	1,291,205
PRET LLC Series 2022-RN2, Class A1
5.00% (1)	06/25/52	542,954	544,279
PRET LLC Series 2024-NPL4, Class A1
7.00% (1)	07/25/54	1,391,196	1,393,610
PRKCM Trust Series 2023-AFC1, Class B1
7.45% (1),(8)	02/25/58	1,200,000	1,204,042
PRPM LLC Series 2021-11, Class A1
5.49% (1)	11/25/26	243,240	243,739
PRPM LLC Series 2021-4, Class A1
5.87% (1)	04/25/26	1,574,991	1,578,963
PRPM LLC Series 2022-3, Class A1
5.56% (1)	06/25/27	818,942	818,997
PRPM LLC Series 2022-4, Class A1
5.00% (1)	08/25/27	214,237	213,818
PRPM LLC Series 2024-5, Class A1
5.69% (1)	09/25/29	1,264,729	1,265,422
PRPM LLC Series 2024-RCF4, Class A2
4.00% (1)	07/25/54	1,600,000	1,516,613
PRPM LLC Series 2024-RPL1, Class M1
4.20% (1),(8)	12/25/64	1,600,000	1,491,264
PRPM LLC Series 2024-RPL3, Class A2
4.00% (1)	11/25/54	1,150,000	1,073,227
PRPM LLC Series 2024-RPL4, Class M1
4.00% (1)	12/25/54	1,280,000	1,150,521
PRPM LLC Series 2025-RCF1, Class A2
4.50% (1)	02/25/55	3,000,000	2,893,499
PRPM Trust Series 2023-NQM2, Class B1
6.96% (1),(8)	08/25/68	1,250,000	1,238,980

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

Issues	Maturity Date	Principal Amount	Value
PRPM Trust Series 2023-NQM3, Class B2
7.44% (1),(8)	11/25/68	$850,000	$838,558
PRPM Trust Series 2025-NQM1, Class M1B
7.14% (1),(8)	11/25/69	2,300,000	2,322,621
RALI Trust Series 2005-QS14, Class 3A3
6.00% (12)	09/25/35	100,458	87,853
RALI Trust Series 2005-QS16, Class A7
5.50% (12)	11/25/35	320,501	281,757
RALI Trust Series 2006-QS15, Class A3
6.50% (12)	10/25/36	687,179	593,181
RALI Trust Series 2006-QS18, Class 2A2 (I/O)
2.11% (-1 mo. USD Term SOFR + 6.436%)(2),(10)	12/25/36	3,457,074	441,797
RALI Trust Series 2006-QS4, Class A2 (PAC)
6.00% (12)	04/25/36	252,200	204,584
RALI Trust Series 2006-QS4, Class A4
6.00% (12)	04/25/36	312,421	253,435
RALI Trust Series 2006-QS6, Class 1A15
6.00% (12)	06/25/36	123,259	100,042
RALI Trust Series 2006-QS6, Class 1A2
6.00% (12)	06/25/36	484,205	393,001
RALI Trust Series 2006-QS6, Class 1A4
6.00% (12)	06/25/36	808,106	655,892
RALI Trust Series 2007-QH9, Class X (P/O)
0.71% (10),(8)	11/25/37	9,668,066	294,745
RALI Trust Series 2007-QO2, Class A1
4.59% (1 mo. USD Term SOFR + 0.264%)(2)	02/25/47	502,300	149,170
RALI Trust Series 2007-QS1, Class 1A4
6.00% (12)	01/25/37	387,640	306,089
RALI Trust Series 2007-QS1, Class 2A1 (I/O)
2.20% (-1 mo. USD Term SOFR + 6.526%)(2),(10)	01/25/37	5,436,783	638,883
RALI Trust Series 2007-QS3, Class A1
6.50% (12)	02/25/37	371,698	309,592
RALI Trust Series 2007-QS7, Class 1A1 (PAC)
6.00% (12)	05/25/37	41,438	33,522
RAMP Trust Series 2006-EFC2, Class A4
4.88% (1 mo. USD Term SOFR + 0.554%)(2)	12/25/36	12,616	12,491

Issues	Maturity Date	Principal Amount	Value
RCKT Mortgage Trust Series 2024-CES5, Class A3
6.44% (1)	08/25/44	$860,000	$869,838
RCKT Mortgage Trust Series 2024-CES6, Class B1
7.23% (1)	09/25/44	2,300,000	2,333,059
RCKT Mortgage Trust Series 2024-CES8, Class A2
5.66% (1)	11/25/44	1,560,000	1,558,320
Residential Asset Securitization Trust Series 2003-A15, Class 1A3 (I/O)
3.11% (-1 mo. USD Term SOFR + 7.436%)(2),(10)	02/25/34	348,686	42,023
Residential Asset Securitization Trust Series 2005-A8CB, Class A9
5.38% (12)	07/25/35	218,806	120,482
Residential Asset Securitization Trust Series 2006-A12, Class A1
6.25%	11/25/36	503,301	182,472
Residential Asset Securitization Trust Series 2006-A15, Class A2
6.25%	01/25/37	508,001	165,853
Residential Asset Securitization Trust Series 2006-A16, Class 1A3
6.00%	02/25/37	333,135	124,998
Residential Asset Securitization Trust Series 2006-A5CB, Class A4
6.00%	06/25/36	209,021	79,623
Residential Asset Securitization Trust Series 2007-A1, Class A1
6.00%	03/25/37	326,039	99,126
Residential Asset Securitization Trust Series 2007-A3, Class 1A4
5.75% (12)	04/25/37	465,234	210,575
Residential Asset Securitization Trust Series 2007-A6, Class 1A3
6.00%	06/25/37	138,762	71,213
RFMSI Trust Series 2006-S10, Class 1A1
6.00% (12)	10/25/36	578,548	465,904
RFMSI Trust Series 2006-S3, Class A7
5.50% (12)	03/25/36	384,323	311,374
RFMSI Trust Series 2006-S6, Class A10
6.00% (12)	07/25/36	186,101	162,613
RFMSI Trust Series 2006-S6, Class A14
6.00% (12)	07/25/36	59,673	52,142
RFMSI Trust Series 2007-S8, Class 1A1
6.00%	09/25/37	132,999	90,576
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF4
2.83%	01/25/36	229,265	194,763

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

Issues	Maturity Date		Principal Amount	Value
Securitized Asset-Backed Receivables LLC Trust Series 2007-NC1, Class A2B
4.74% (1 mo. USD Term SOFR + 0.414%)(2)	12/25/36		$817,230	$390,698
Shamrock Residential DAC Series 2024-1A, Class C
4.57% (1 mo. EUR EURIBOR + 2.200%)(1),(2),(10)	12/24/78	EUR	1,075,000	1,214,123
Soundview Home Loan Trust Series 2007-OPT2, Class 2A4
4.69% (1 mo. USD Term SOFR + 0.364%)(2)	07/25/37		$227,975	180,017
Soundview Home Loan Trust Series 2007-OPT4, Class 1A1
5.44% (1 mo. USD Term SOFR + 1.114%)(2)	09/25/37		358,270	253,805
Structured Adjustable Rate Mortgage Loan Trust Series 2004-1, Class 4A1
6.53% (8)	02/25/34		684	654
Structured Asset Mortgage Investments II Trust Series 2006-AR2, Class A1
4.90% (1 mo. USD Term SOFR + 0.574%)(2)	02/25/36		8,152	7,316
Towd Point Mortgage Trust Series 2024-CES1, Class A1B
6.05% (1),(8)	01/25/64		845,226	849,860
VCAT LLC Series 2025-NPL1, Class A1
5.88% (1)	01/25/55		2,032,083	2,029,518
Verus Securitization Trust Series 2022-2, Class A2
4.26% (1),(12)	02/25/67		846,945	805,311
Verus Securitization Trust Series 2022-INV2, Class M1
6.77% (1),(8)	10/25/67		864,000	862,553
Verus Securitization Trust Series 2023-1, Class B1
6.88% (1),(8)	12/25/67		1,150,000	1,141,340
Verus Securitization Trust Series 2023-INV1, Class B1
7.50% (1),(8)	02/25/68		1,120,000	1,115,039
Verus Securitization Trust Series 2024-INV2, Class B2
7.99% (1),(8)	08/26/69		550,000	539,419
Verus Securitization Trust Series 2025-INV1, Class B1
6.95% (1),(8)	02/25/70		1,750,000	1,754,522

Issues	Maturity Date	Principal Amount	Value
Visio Trust Series 2023-1, Class B1
7.84% (1),(8)	03/25/58	$900,000	$910,684
VOLT CIII LLC Series 2021-CF1, Class A1
4.99% (1)	08/25/51	477,678	477,559
VOLT XCII LLC Series 2021-NPL1, Class A1
5.89% (1)	02/27/51	16,040	16,041
VOLT XCVI LLC Series 2021-NPL5, Class A2
8.83% (1)	03/27/51	994,281	994,201
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2006-2, Class 1A6
6.00% (12)	03/25/36	17,732	17,117
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2006-AR3, Class X3 (I/O)
1.15% (10)	05/25/46	5,484,327	254,268
Wells Fargo Alternative Loan Trust Series 2007-PA2, Class 1A1
6.00% (12)	06/25/37	148,969	134,650
Wells Fargo Alternative Loan Trust Series 2007-PA5, Class 1A1
6.25% (12)	11/25/37	266,607	237,634
Wells Fargo Mortgage-Backed Securities Trust Series 2006-AR14, Class 2A3
7.39% (8),(12)	10/25/36	24,066	21,396
Wells Fargo Mortgage-Backed Securities Trust Series 2006-AR4, Class 2A1
6.15% (8),(12)	04/25/36	5,281	5,127
Wells Fargo Mortgage-Backed Securities Trust Series 2007-7, Class A1
6.00% (12)	06/25/37	1,302,577	1,201,877

Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $140,071,829)			122,045,759

BANK LOANS—8.4%
Advertising — 0.1%
Advantage Sales & Marketing, Inc. 2024 Term Loan
8.79% (3 mo. USD Term SOFR + 4.250%)(2)	10/28/27	500,000	442,525
Planet U.S. Buyer LLC 2024 Term Loan B
7.32% (3 mo. USD Term SOFR + 3.000%)(2)	02/07/31	447,896	446,160

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

Issues	Maturity Date	Principal Amount	Value
Red Ventures LLC 2024 Term Loan B
7.07% (1 mo. USD Term SOFR + 2.750%)(2)	03/03/30	$258,349	$251,374

			1,140,059

Aerospace & Defense — 0.1%
TransDigm, Inc. 2023 Term Loan J
6.80% (3 mo. USD Term SOFR + 2.500%)(2)	02/28/31	725,780	719,462
TransDigm, Inc. 2024 Term Loan I
7.05% (3 mo. USD Term SOFR + 2.750%)(2)	08/24/28	428,278	428,224

			1,147,686

Apparel — 0.1%
ABG Intermediate Holdings 2 LLC 2024 1st Lien Term Loan B
6.57% (1 mo. USD Term SOFR + 2.250%)(2)	12/21/28	733,747	721,504
ABG Intermediate Holdings 2 LLC 2025 Delayed Draw Term Loan
6.57% (1 mo. USD Term SOFR + 2.250%)(2)	02/13/32	500,000	490,313

			1,211,817

Beverages — 0.4%
Arterra Wines Canada, Inc. 2020 Term Loan
8.06% (3 mo. USD Term SOFR + 3.500%)(2)	11/24/27	498,698	489,774
Celsius Holdings, Inc. Term Loan
7.55% (3 mo. USD Term SOFR + 3.250%)(2)	04/01/32	538,755	536,285

Issues	Maturity Date	Principal Amount	Value
Naked Juice LLC 2025 FLFO Term Loan
9.71% (3 mo. USD Term SOFR + 5.500%)(2)	01/24/29	$2,224,331	$2,148,703
Naked Juice LLC 2025 FLSO Term Loan
7.46% (3 mo. USD Term SOFR + 3.250%)(2)	01/24/29	246,436	157,103
Naked Juice LLC 2025 FLTO Term Loan
10.31% (3 mo. USD Term SOFR + 6.000%)(2)	01/24/30	141,951	41,875
Triton Water Holdings, Inc. 2025 Term Loan B
6.55% (3 mo. USD Term SOFR + 2.250%)(2)	03/31/28	498,750	495,571

			3,869,311

Chemicals — 0.1%
Chemours Co. 2023 USD Term Loan B
7.32% (1 mo. USD Term SOFR + 3.000%)(2)	08/18/28	561,482	549,082
Mativ Holdings, Inc. Delayed Draw Term Loan A
6.92% (1 mo. USD Term SOFR + 2.500%)(2)	05/06/27	84,299	83,456

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

Issues	Maturity Date	Principal Amount	Value
Schweitzer-Mauduit International, Inc. 2021 Term Loan B
8.19% (1 mo. USD Term SOFR + 3.750%)(2)	04/20/28	$86,097	$85,666
SCIH Salt Holdings, Inc. 2021 Incremental Term Loan B
7.28% (3 mo. USD Term SOFR + 3.000%)(2)	01/31/29	498,750	494,810

			1,213,014

Commercial Services — 0.7%
Albion Financing 3 SARL 2025 USD Term Loan B
7.30% (3 mo. USD Term SOFR + 3.000%)(2)	08/16/29	76,571	76,643
Amspec Parent LLC 2024 Term Loan
8.55% (3 mo. USD Term SOFR + 4.250%)(2),(13)	12/22/31	162,693	162,693
ASP Dream Acquisition Co. LLC Term Loan B
8.67% (1 mo. USD Term SOFR + 4.250%)(2)	12/15/28	1,128,750	1,083,600
Belron Finance 2019 LLC 2024 USD Term Loan B
7.05% (3 mo. USD Term SOFR + 2.750%)(2)	10/16/31	342,059	341,679
Boost Newco Borrower LLC 2025 USD Term Loan B
6.30% (3 mo. USD Term SOFR + 2.000%)(2)	01/31/31	637,937	637,405
CCRR Parent, Inc. Term Loan B
8.82% (3 mo. USD Term SOFR + 4.250%)(2)	03/06/28	134,519	54,704
CCRR Parent, Inc. US Acquisition Facility
8.56% (3 mo. USD Term SOFR + 4.250%)(2)	03/06/28	405,551	171,684

Issues	Maturity Date	Principal Amount	Value
Element Materials Technology Group U.S. Holdings, Inc. 2022 USD Term Loan
8.05% (3 mo. USD Term SOFR + 3.750%)(2)	07/06/29	$248,866	$248,476
Kelso Industries LLC Delayed Draw Term Loan
10.03% (3 mo. USD Term SOFR + 5.750%)(2)	12/30/29	23,867	5,958
Kelso Industries LLC Term Loan
10.07% (1 mo. USD Term SOFR + 5.750%)(2),(14)	12/30/29	95,533	94,697
KUEHG Corp. 2024 Term Loan
7.55% (3 mo. USD Term SOFR + 3.250%)(2)	06/12/30	202,620	202,186
Nuvei Technologies Corp. 2024 Term Loan B1
7.32% (1 mo. USD Term SOFR + 3.000%)(2)	11/17/31	500,000	497,420
Priority Holdings LLC 2024 Term Loan B
9.07% (1 mo. USD Term SOFR + 4.750%)(2)	05/16/31	345,430	345,430

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

Issues	Maturity Date	Principal Amount	Value
Ryan LLC Term Loan
7.82% (1 mo. USD Term SOFR + 3.500%)(2)	11/14/30	$378,430	$378,005
Spin Holdco, Inc. 2021 Term Loan
8.56% (3 mo. USD Term SOFR + 4.000%)(2)	03/04/28	229,361	188,632
TruGreen LP 2020 Term Loan
8.42% (1 mo. USD Term SOFR + 4.000%)(2)	11/02/27	669,858	636,365
Valvoline, Inc. Term Loan B
0.00% (15)	03/19/32	659,040	658,216
Veritiv Corp. Term Loan B
8.30% (3 mo. USD Term SOFR + 4.000%)(2)	11/30/30	568,112	564,431

			6,348,224

Computers — 0.4%
Amentum Government Services Holdings LLC 2024 Term Loan B
6.57% (1 mo. USD Term SOFR + 2.250%)(2)	09/29/31	349,125	345,471
McAfee LLC 2024 USD 1st Lien Term Loan B
7.32% (1 mo. USD Term SOFR + 3.000%)(2)	03/01/29	134,303	126,608
Nielsen Consumer, Inc. 2025 USD Term Loan
7.82% (1 mo. USD Term SOFR + 3.500%)(2)	03/06/28	500,000	499,375
Peraton Corp. Term Loan B
8.17% (1 mo. USD Term SOFR + 3.750%)(2)	02/01/28	905,850	819,631
Twitter, Inc. 2025 Fixed Term Loan
0.00% (15)	10/26/29	757,359	739,846

Issues	Maturity Date	Principal Amount	Value
Twitter, Inc. Term Loan
10.95% (3 mo. USD Term SOFR + 6.500%)(2)	10/26/29	$1,609,133	$1,562,267

			4,093,198

Cosmetics/Personal Care — 0.1%
Opal U.S. LLC Term Loan B
0.00% (15)	03/31/32	1,145,067	1,137,200

Distribution &Wholesale — 0.1%
BCPE Empire Holdings, Inc. 2025 Term Loan B
7.57% (1 mo. USD Term SOFR + 3.250%)(2)	12/11/30	809,350	802,373
Gloves Buyer, Inc. 2025 Term Loan
0.00% (15)	01/17/32	525,012	504,274

			1,306,647

Diversified Financial Services — 0.7%
Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6
6.07% (1 mo. USD Term SOFR + 1.750%)(2)	06/24/30	1,147,987	1,144,881
Blackhawk Network Holdings, Inc. 2025 Term Loan B
8.32% (1 mo. USD Term SOFR + 4.000%)(2)	03/12/29	820,638	821,089
Dechra Pharmaceuticals Holdings Ltd. USD Term Loan B
7.51% (6 mo. USD Term SOFR + 3.250%)(2)	01/27/32	200,000	198,438

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

Issues	Maturity Date	Principal Amount	Value
Deerfield Dakota Holding LLC 2020 USD Term Loan B
8.05% (3 mo. USD Term SOFR + 3.750%)(2)	04/09/27	$801,595	$761,880
Delos Aircraft DAC Term Loan
0.00% (15)	10/31/27	1,670,000	1,673,574
Guggenheim Partners LLC 2024 Term Loan B
6.80% (3 mo. USD Term SOFR + 2.500%)(2)	11/26/31	219,250	219,341
Jane Street Group LLC 2024 Term Loan B1
6.31% (3 mo. USD Term SOFR + 2.000%)(2)	12/15/31	467,444	461,668
Jefferies Finance LLC 2024 Term Loan
7.32% (1 mo. USD Term SOFR + 3.000%)(2)	10/21/31	171,646	171,861
Setanta Aircraft Leasing DAC 2024 Term Loan B
6.05% (3 mo. USD Term SOFR + 1.750%)(2),(10)	11/05/28	835,000	837,088
Summit Acquisition, Inc. 2024 Term Loan B
8.07% (1 mo. USD Term SOFR + 3.750%)(2)	10/16/31	647,360	647,765

			6,937,585

Electric — 0.3%
Alpha Generation LLC Term Loan B
7.07% (1 mo. USD Term SOFR + 2.750%)(2)	09/30/31	625,814	626,653
Calpine Corp. 2024 Term Loan B10
6.07% (1 mo. USD Term SOFR + 1.750%)(2)	01/31/31	179,916	179,399
Cornerstone Generation LLC Term Loan B
0.00% (15)	10/28/31	181,482	181,898

Issues	Maturity Date	Principal Amount	Value
Edgewater Generation LLC 2024 Term Loan B
7.30% (3 mo. USD Term SOFR + 3.000%)(2)	08/01/30	$90,509	$90,453
EFS Cogen Holdings I LLC 2020 Term Loan B
7.80% (3 mo. USD Term SOFR + 3.500%)(2)	10/03/31	350,951	351,645
Kestrel Acquisition LLC 2024 Term Loan B
7.80% (3 mo. USD Term SOFR + 3.500%)(2)	11/06/31	229,433	229,839
Potomac Energy Center LLC 2025 Term Loan
0.00% (15)	03/14/32	253,076	252,127
Potomac Energy Center LLC Term Loan
10.56% (3 mo. USD Term SOFR + 6.000%)(2)	11/12/26	318,472	320,065
South Field LLC 2025 Term Loan B
7.55% (3 mo. USD Term SOFR + 3.250%)(2)	08/29/31	357,633	356,517
South Field LLC 2025 Term Loan C
7.55% (3 mo. USD Term SOFR + 3.250%)(2)	08/29/31	22,862	22,790

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

Issues	Maturity Date	Principal Amount	Value
Talen Energy Supply LLC 2023 Term Loan B
6.82% (3 mo. USD Term SOFR + 2.500%)(2)	05/17/30	$498,731	$498,108
Vistra Operations Co. LLC 1st Lien Term Loan B3
6.07% (1 mo. USD Term SOFR + 1.750%)(2)	12/20/30	186,847	186,432

			3,295,926

Electrical Components & Equipment — 0.0%
Pelican Products, Inc. 2021 Term Loan
8.81% (3 mo. USD Term SOFR + 4.250%)(2)	12/29/28	351,019	315,353

Electronics — 0.1%
II-VI, Inc. 2024 1st Lien Term Loan B
6.32% (1 mo. USD Term SOFR + 2.000%)(2)	07/02/29	482,082	477,663
TCP Sunbelt Acquisition Co. 2024 Term Loan B
8.57% (3 mo. USD Term SOFR + 4.250%)(2)	10/24/31	44,888	45,000

			522,663

Energy-Alternate Sources — 0.1%
KAMC Holdings, Inc. 2019 Term Loan
8.57% (3 mo. USD Term SOFR + 4.000%)(2)	08/14/26	493,431	473,026

Engineering & Construction — 0.1%
Artera Services LLC 2024 Term Loan
8.80% (3 mo. USD Term SOFR + 4.500%)(2)	02/15/31	56,542	54,051
DG Investment Intermediate Holdings 2, Inc. 2021 Term Loan
7.94% (1 mo. USD Term SOFR + 3.500%)(2),(16)	03/31/28	575,392	574,961

Issues	Maturity Date		Principal Amount	Value
Legence Holdings LLC 2025 Term Loan B
7.57% (1 mo. USD Term SOFR + 3.250%)(2)	12/18/28		$498,708	$492,599

				1,121,611

Entertainment — 0.2%
DK Crown Holdings, Inc. 2025 Term Loan B
6.07% (1 mo. USD Term SOFR + 1.750%)(2)	03/04/32		128,352	127,416
EOC Borrower LLC Term Loan B
7.32% (1 mo. USD Term SOFR + 3.000%)(2)	03/24/32		500,000	495,207
Flutter Financing BV 2024 Term Loan B
6.05% (3 mo. USD Term SOFR + 1.750%)(2)	11/30/30	EUR	249,369	246,174
Great Canadian Gaming Corp. 2024 Term Loan B
9.05% (3 mo. USD Term SOFR + 4.750%)(2)	11/01/29		$350,000	338,275
J&J Ventures Gaming LLC 2025 Repriced Term Loan B
7.82% (1 mo. USD Term SOFR + 3.500%)(2)	04/26/30		500,000	478,908

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

Issues	Maturity Date	Principal Amount	Value
Showtime Acquisition LLC 2024 1st Lien Term Loan
9.07% (3 mo. USD Term SOFR + 4.750%)(2)	08/13/31	$300,661	$301,413
UFC Holdings LLC 2024 Term Loan B
6.58% (3 mo. USD Term SOFR + 2.250%)(2)	11/21/31	281,355	281,399

			2,268,792

Environmental Control — 0.1%
GFL Environmental, Inc. 2025 Term Loan B
6.82% (3 mo. USD Term SOFR + 2.500%)(2)	02/04/32	500,000	494,375

Food — 0.2%
8th Avenue Food & Provisions, Inc. 2018 1st Lien Term Loan
8.19% (1 mo. USD Term SOFR + 3.750%)(2)	10/01/25	436,781	414,942
BCPE North Star U.S. HoldCo 2, Inc. Term Loan
8.44% (1 mo. USD Term SOFR + 4.000%)(2)	06/09/28	749,727	730,519
United Natural Foods, Inc. 2024 Term Loan
9.07% (1 mo. USD Term SOFR + 4.750%)(2)	05/01/31	300,882	302,386

			1,447,847

Health Care-Products — 0.2%
Bausch & Lomb Corp. 2023 Incremental Term Loan
8.32% (1 mo. USD Term SOFR + 4.000%)(2)	09/29/28	338,430	336,457
Bausch & Lomb Corp. Term Loan
7.67% (1 mo. USD Term SOFR + 3.250%)(2)	05/10/27	561,384	555,736

Issues	Maturity Date	Principal Amount	Value
Medline Borrower LP 2024 Add-on Term Loan B
0.00% (15)	10/23/28	$1,028,295	$1,022,562
NSM Top Holdings Corp. 2024 Term Loan
9.65% (3 mo. USD Term SOFR + 5.250%)(2)	05/14/29	94,987	95,145

			2,009,900

Health Care-Services — 0.5%
ADMI Corp. 2021 Incremental Term Loan B3
8.19% (1 mo. USD Term SOFR + 3.750%)(2)	12/23/27	498,708	477,513
ADMI Corp. 2023 Term Loan B5
10.07% (1 mo. USD Term SOFR + 5.750%)(2)	12/23/27	83,676	82,700
Aveanna Healthcare LLC 2021 Term Loan B
8.16% (3 mo. USD Term SOFR + 3.750%)(2)	07/17/28	259,772	255,552
Charlotte Buyer, Inc. 2025 Repriced Term Loan B
8.57% (1 mo. USD Term SOFR + 4.250%)(2)	02/11/28	349,125	347,971
Dermatology Intermediate Holdings III, Inc. 2022 Term Loan B
8.53% (3 mo. USD Term SOFR + 4.250%)(2)	03/30/29	498,718	462,873

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

Issues	Maturity Date	Principal Amount	Value
Heartland Dental LLC 2024 Term Loan
8.82% (1 mo. USD Term SOFR + 4.500%)(2)	04/28/28	$284,007	$281,399
Help At Home, Inc. 2024 Term Loan B
9.32% (1 mo. USD Term SOFR + 5.000%)(2)	09/24/31	349,125	338,761
IQVIA, Inc. 2025 Repriced Term Loan B
6.05% (3 mo. USD Term SOFR + 1.750%)(2)	01/02/31	124,507	124,600
ModivCare, Inc. 2024 Term Loan B
9.05% (3 mo. USD Term SOFR + 4.750%)(2)	07/01/31	797,980	548,364
Modivcare, Inc. 2025 Incremental Term Loan
11.71% (3 mo. USD Term SOFR + 7.500%)(2)	01/09/26	271,354	211,444
NAPA Management Services Corp. Term Loan B
9.67% (1 mo. USD Term SOFR + 5.250%)(2)	02/23/29	1,384,703	1,239,600
Star Parent, Inc. Term Loan B
8.30% (3 mo. USD Term SOFR + 4.000%)(2)	09/27/30	190,368	184,539
U.S. Anesthesia Partners, Inc. 2021 Term Loan
8.69% (1 mo. USD Term SOFR + 4.250%)(2)	10/01/28	458,375	454,277

			5,009,593

Home Furnishings — 0.2%
AI Aqua Merger Sub, Inc. 2024 1st Lien Term Loan B
7.32% (1 mo. USD Term SOFR + 3.000%)(2)	07/31/28	1,470,298	1,455,242

Issues	Maturity Date	Principal Amount	Value
Insurance — 0.4%
Acrisure LLC 2024 1st Lien Term Loan B1
7.07% (1 mo. USD Term SOFR + 2.750%)(2)	02/15/27	$528,526	$528,032
AmWINS Group, Inc. 2025 Term Loan B
6.57% (1 mo. USD Term SOFR + 2.250%)(2)	01/30/32	922,688	919,158
Asurion LLC 2020 Term Loan B8
7.69% (1 mo. USD Term SOFR + 3.250%)(2)	12/23/26	320,237	318,184
Asurion LLC 2021 Second Lien Term Loan B4
9.69% (1 mo. USD Term SOFR + 5.250%)(2)	01/20/29	733,916	676,120
Asurion LLC 2023 Term Loan B11
8.67% (1 mo. USD Term SOFR + 4.250%)(2)	08/19/28	1,570,667	1,526,634
Asurion LLC 2024 Term Loan B12
8.57% (1 mo. USD Term SOFR + 4.250%)(2)	09/19/30	181,800	174,273

			4,142,401

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

Issues	Maturity Date	Principal Amount	Value
Internet — 0.6%
Arches Buyer, Inc. 2021 Term Loan B
7.67% (1 mo. USD Term SOFR + 3.250%)(2)	12/06/27	$122,442	$120,162
Barracuda Networks, Inc. 2022 Term Loan
8.78% (3 mo. USD Term SOFR + 4.500%)(2)	08/15/29	543,414	455,759
Delivery Hero SE 2024 USD Term Loan B
9.31% (3 mo. USD Term SOFR + 5.000%)(2)	12/12/29	1,095,591	1,097,508
Getty Images, Inc. 2025 USD Term Loan B
11.25%	02/21/30	700,098	693,972
Magnite, Inc. 2025 Repriced Term Loan B
7.32% (1 mo. USD Term SOFR + 3.000%)(2)	02/06/31	554,264	541,101
MH Sub I LLC 2023 Term Loan
8.57% (1 mo. USD Term SOFR + 4.250%)(2)	05/03/28	807,370	765,992
MH Sub I LLC 2024 Term Loan B4
8.57% (1 mo. USD Term SOFR + 4.250%)(2)	12/31/31	663,557	583,870
Proofpoint, Inc. 2024 Term Loan
7.32% (1 mo. USD Term SOFR + 3.000%)(2)	08/31/28	305,127	303,659
PUG LLC 2024 Extended Term Loan B
9.07% (1 mo. USD Term SOFR + 4.750%)(2)	03/15/30	100,167	98,884
Research Now Group, Inc. 2024 First Lien First Out Term Loan
9.58% (3 mo. USD Term SOFR + 5.000%)(2)	07/15/28	603,317	602,846

Issues	Maturity Date	Principal Amount	Value
TripAdvisor, Inc. Term Loan
7.05% (3 mo. USD Term SOFR + 2.750%)(2)	07/08/31	$382,617	$374,008

			5,637,761

Investment Companies — 0.0%
Intrado Corp. 2023 Term Loan B
7.80% (3 mo. USD Term SOFR + 3.500%)(2)	01/31/30	349,116	339,007

Leisure Time — 0.2%
City Football Group Ltd. 2024 Term Loan
8.04% (3 mo. USD Term SOFR + 3.500%)(2)	07/22/30	960,502	943,295
MajorDrive Holdings IV LLC Term Loan B
8.56% (3 mo. USD Term SOFR + 4.000%)(2)	06/01/28	701,761	653,908
Sabre GLBL, Inc. 2024 Term Loan B1
10.42% (1 mo. USD Term SOFR + 6.000%)(2)	11/15/29	694,344	656,735

			2,253,938

Lodging — 0.1%
Fertitta Entertainment LLC 2022 Term Loan B
7.82% (1 mo. USD Term SOFR + 3.500%)(2)	01/27/29	126,476	123,512

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

Issues	Maturity Date	Principal Amount	Value
Hilton Domestic Operating Co., Inc. 2023 Term Loan B4
6.08% (1 mo. USD Term SOFR + 1.750%)(2)	11/08/30	$424,611	$423,826

			547,338

Machinery-Construction & Mining — 0.0%
WEC U.S. Holdings Ltd. 2024 Term Loan
6.57% (1 mo. USD Term SOFR + 2.250%)(2)	01/27/31	367,264	364,396

Machinery-Diversified — 0.1%
Arcline FM Holdings LLC 2024 Term Loan
7.82% (3 mo. USD Term SOFR + 4.319%)(2)	06/23/28	349,123	348,613
Oregon Tool, Inc. 2025 1st Lien Term Loan
9.67% (3 mo. USD Term SOFR + 5.350%)(2)	10/15/29	54,649	54,837
Oregon Tool, Inc. 2025 2nd Lien Term Loan
8.58% (3 mo. USD Term SOFR + 4.000%)(2)	10/15/29	717,439	537,480

			940,930

Media — 0.2%
Charter Communications Operating LLC 2024 Term Loan B5
6.55% (3 mo. USD Term SOFR + 2.250%)(2)	12/15/31	173,821	173,419
CSC Holdings LLC 2019 Term Loan B5
9.00% (3 mo. USD LIBOR + 2.500%)(2)	04/15/27	525,691	507,258
NEP Group, Inc. 2023 Term Loan B
7.82% (3 mo. USD Term SOFR + 3.250%)(2)	08/19/26	983,471	888,502

Issues	Maturity Date	Principal Amount	Value
Telenet Financing USD LLC 2020 USD Term Loan AR
6.44% (1 mo. USD Term SOFR + 2.000%)(2)	04/30/28	$500,000	$489,688
Virgin Media Bristol LLC USD Term Loan N
6.94% (1 mo. USD Term SOFR + 2.500%)(2)	01/31/28	221,162	218,478

			2,277,345

Mining — 0.0%
American Rock Salt Co. LLC 2024 First Out Delayed Draw Term Loan
11.44% (1 mo. USD Term SOFR + 7.000%)(2),(17)	06/09/28	118,226	29,779
American Rock Salt Co. LLC 2024 First Out Term Loan
11.44% (1 mo. USD Term SOFR + 7.000%)(2)	06/09/28	111,062	111,896

			141,675

Miscellaneous Manufacturers — 0.2%
Technimark Holdings LLC 2024 Term Loan
7.57% (1 mo. USD Term SOFR + 3.250%)(2)	04/14/31	783,940	773,655
Technimark Holdings LLC Term Loan
0.00% (15)	04/14/31	787,879	777,542

			1,551,197

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

Issues	Maturity Date	Principal Amount	Value
Office/Business Equipment — 0.1%
Xerox Holdings Corp. 2023 Term Loan B
8.30% (3 mo. USD Term SOFR + 4.000%)(2)	11/17/29	$696,926	$649,883

Packaging & Containers — 0.1%
Balcan Innovations, Inc. Term Loan B
9.03% (3 mo. USD Term SOFR + 4.750%)(2)	10/10/31	581,065	575,254
Plaze, Inc. 2020 Incremental Term Loan
8.19% (1 mo. USD Term SOFR + 3.750%)(2)	08/03/26	671,141	628,118
Proampac PG Borrower LLC 2024 Term Loan
8.32% (3 mo. USD Term SOFR + 4.000%)(2)	09/15/28	145,889	143,955

			1,347,327

Pharmaceuticals — 0.3%
Gainwell Acquisition Corp. Term Loan B
8.40% (3 mo. USD Term SOFR + 4.000%)(2)	10/01/27	938,445	875,541
Grifols Worldwide Operations USA, Inc. 2019 USD Term Loan B
6.46% (3 mo. USD Term SOFR + 2.000%)(2)	11/15/27	87,976	86,845
Jazz Financing Lux SARL 2024 1st Lien Term Loan B
6.57% (1 mo. USD Term SOFR + 2.250%)(2)	05/05/28	1,000,000	977,120
Organon & Co. 2024 USD Term Loan
6.57% (1 mo. USD Term SOFR + 2.250%)(2)	05/19/31	199,854	191,859

Issues	Maturity Date	Principal Amount	Value
Pathway Vet Alliance LLC 2021 Term Loan
9.32% (1 mo. USD Term SOFR + 5.000%)(2)	03/31/27	$95,759	$75,131
Pathway Vet Alliance LLC 2025 Tranche A Term Loan A
9.28% (3 mo. USD Term SOFR + 5.000%)(2)	06/30/28	14,538	14,405
Southern Veterinary Partners LLC 2024 1st Lien Term Loan
7.53% (3 mo. USD Term SOFR + 3.250%)(2)	12/04/31	521,588	520,613

			2,741,514

REIT — 0.1%
Healthpeak Properties, Inc. 2024 Term Loan A3
5.15% (3 mo. USD Term SOFR + 0.850%)(2)	03/01/29	223,979	218,380
Healthpeak Properties, Inc. Term Loan A1
5.26% (1 mo. USD Term SOFR + 0.840%)(2)	08/20/27	110,979	108,204
Healthpeak Properties, Inc. Term Loan A2
5.26% (1 mo. USD Term SOFR + 0.840%)(2)	02/22/27	110,979	108,204

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

Issues	Maturity Date	Principal Amount	Value
Invitation Homes Operating Partnership LP 2024 Term Loan
5.24% (1 mo. USD Term SOFR + 0.850%)(2)	09/09/28	$739,444	$728,353

			1,163,141

Retail — 0.4%
1011778 B.C. Unlimited Liability Co. 2024 Term Loan B6
6.07% (1 mo. USD Term SOFR + 1.750%)(2)	09/20/30	298,822	296,464
BW Gas & Convenience Holdings LLC 2021 Term Loan B
7.94% (1 mo. USD Term SOFR + 3.500%)(2)	03/31/28	507,435	497,842
Dave & Buster’s, Inc. 2024 1st Lien Term Loan B
7.53% (3 mo. USD Term SOFR + 3.250%)(2)	11/01/31	501,805	465,974
Great Outdoors Group LLC 2025 Term Loan B
7.57% (1 mo. USD Term SOFR + 3.250%)(2)	01/23/32	57,771	56,630
Lakeshore Intermediate LLC Term Loan
7.94% (1 mo. USD Term SOFR + 3.500%)(2)	09/29/28	497,429	461,211
Michaels Cos., Inc. 2021 Term Loan B
8.81% (3 mo. USD Term SOFR + 4.250%)(2)	04/17/28	163,625	90,853
Pacific Bells LLC 2024 Repriced Term Loan B
8.30% (3 mo. USD Term SOFR + 4.000%)(2)	11/13/28	498,711	497,879
Peer Holding III BV 2025 Term Loan B5B
0.00% (15)	07/01/31	1,014,197	1,011,347

			3,378,200

Issues	Maturity Date	Principal Amount	Value

Software — 0.6%
Athenahealth Group, Inc. 2025 Term Loan B
7.32% (1 mo. USD Term SOFR + 3.000%)(2)	02/15/29	$229,048	$227,510
Boxer Parent Co., Inc. 2024 2nd Lien Term Loan
10.07% (1 mo. USD Term SOFR + 5.750%)(2)	07/30/32	368,189	349,165
Boxer Parent Co., Inc. 2025 USD Term Loan B
7.32% (1 mo. USD Term SOFR + 3.000%)(2)	07/30/31	335,756	329,632
Cast & Crew Payroll LLC 2021 Incremental Term Loan
8.07% (1 mo. USD Term SOFR + 3.750%)(2)	12/29/28	225,367	216,531
Castle U.S. Holding Corp. 2025 New Money FLFO Term Loan
0.00% (15)	04/29/30	39,382	39,160
Castle U.S. Holding Corp. USD Term Loan B
8.29% (3 mo. USD Term SOFR + 3.750%)(2),(10)	01/29/27	288,331	180,380
Cloud Software Group, Inc. 2024 1st Lien Term Loan B
7.80% (3 mo. USD Term SOFR + 3.500%)(2)	03/29/29	935,405	925,517

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

Issues	Maturity Date	Principal Amount	Value
Cotiviti Corp. 2025 2nd Amendment Term Loan
7.08% (1 mo. USD Term SOFR + 2.750%)(2)	03/26/32	$376,690	$369,313
DTI Holdco, Inc. 2025 Term Loan B
8.32% (1 mo. USD Term SOFR + 4.000%)(2)	04/26/29	272,232	268,363
EagleView Technology Corp. 2018 Add On Term Loan B
8.07% (3 mo. USD Term SOFR + 3.500%)(2)	08/14/25	751,739	734,122
ECI Macola Max Holding LLC 2024 Term Loan
0.00% (15)	05/09/30	565,808	564,676
Genesys Cloud Services Holdings II LLC 2025 USD Term Loan B
6.82% (1 mo. USD Term SOFR + 2.500%)(2)	01/30/32	498,750	492,775
Modena Buyer LLC Term Loan
0.00% (15)	07/01/31	335,756	319,388
Renaissance Holdings Corp. 2024 1st Lien Term Loan
8.28% (3 mo. USD Term SOFR + 4.000%)(2)	04/05/30	564,345	527,896
SolarWinds Holdings, Inc. 2025 Term Loan
8.26% (3 mo. USD Term SOFR + 4.000%)(2)	04/16/32	467,924	452,864

			5,997,292

Telecommunications — 0.2%
Altice France SA 2023 USD Term Loan B14
9.76% (3 mo. USD Term SOFR + 5.500%)(2)	08/15/28	180,699	163,397
CCI Buyer, Inc. Term Loan
8.30% (3 mo. USD Term SOFR + 4.000%)(2)	12/17/27	515,128	515,978

Issues	Maturity Date		Principal Amount	Value
Frontier Communications Corp. 2025 Term Loan B
6.79% (6 mo. USD Term SOFR + 2.500%)(2)	07/01/31		$246,448	$245,627
Zayo Group Holdings, Inc. USD Term Loan
7.44% (1 mo. USD Term SOFR + 3.000%)(2)	03/09/27		500,000	466,563

				1,391,565

Total Bank Loans (Cost: $83,461,534)				81,683,979

U.S. TREASURY SECURITIES—5.8%
U.S. Treasury Notes
3.75%	04/30/27		33,033,000	33,134,938
3.75%	04/15/28		3,870,000	3,888,594
3.88%	04/30/30		19,904,000	20,050,948

Total U.S. Treasury Securities (Cost: $56,688,853)				57,074,480

Total Fixed Income Securities (Cost: $1,035,947,284)				1,007,355,782

CONVERTIBLE SECURITIES—0.0% of Net Assets
CONVERTIBLE CORPORATE BONDS—0.0%

Beverages — 0.0%
Davide Campari-Milano NV (Italy)
2.38% (3)	01/17/29	EUR	100,000	108,761

Commercial Services — 0.0%
Worldline SA (France)
0.00% (3)	07/30/26	EUR	280,000	307,727

Total Convertible Corporate Bonds (Cost: $389,835)				416,488

Total Convertible Securities (Cost: $389,835)				416,488

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

Issues	Shares	Value
MONEY MARKET INVESTMENTS—1.8%
State Street Institutional U.S. Government Money Market Fund — Premier Class, 4.29%(18)	11,061,190	11,061,190
TCW Central Cash Fund 4.34% (18),(19)	6,024,109	6,024,109

Total Money Market Investments (Cost: $17,085,299)		17,085,299

INVESTMENT COMPANIES—0.6%
TCW Private Asset Income Fund — I Class(10),(19)	630,791	6,314,214

Total Investment Companies (Cost: $6,307,906)		6,314,214

COMMON STOCK—0.1%

Real Estate — 0.0%
Aoyuan New Shares(10),(20)	30,741	479

REIT — 0.0%
AGNC Investment Corp.	25,500	225,165

Telecommunications — 0.1%
Intelsat SA(10),(20)	11,053	443,502

Total Common Stock (Cost: $683,136)		669,146

WARRANTS—0.0%
Cineworld Group PLC(10),(7),(20)	152,713	—

Total Investments (105.8%) (Cost: $1,060,413,460)		1,031,840,929

Net unrealized depreciation on unfunded commitments—0.00%		(925)
Liabilities In Excess Of Other Assets (-5.8%)		(56,210,294)

Net Assets (100.0%)		$975,629,710

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)

BUY (21)
Goldman Sachs & Co.	EUR	405,826	05/06/25	$460,402	$459,768	$(634)
Goldman Sachs & Co.	EUR	793,156	05/15/25	900,314	899,071	(1,243)
Goldman Sachs & Co.	EUR	112,681	07/11/25	129,369	128,182	(1,187)

				$1,490,085	$1,487,021	$(3,064)

SELL (22)
Goldman Sachs & Co.	EUR	35,419,460	07/11/25	$38,707,879	$40,292,205	$(1,584,326)
Bank Of New York	EUR	669,000	07/11/25	742,820	761,036	(18,216)
Goldman Sachs & Co.	GBP	6,523,000	07/11/25	8,427,243	8,695,546	(268,303)
Bank Of New York	GBP	1,300,000	07/11/25	1,672,303	1,732,977	(60,674)

				$49,550,245	$51,481,764	$(1,931,519)

FUTURES CONTRACTS

Number of Contracts	Type	Expiration Date	Notional	Market Value	Net Unrealized Appreciation (Depreciation)

Long Futures
503	2-Year U.S. Treasury Note Futures	06/30/25	$103,968,088	$104,698,665	$730,577
1,773	5-Year U.S. Treasury Note Futures	06/30/25	191,012,788	193,603,290	2,590,502
			$294,980,876	$298,301,955	$3,321,079

Short Futures
724	10-Year U.S. Treasury Note Futures	06/18/25	$(81,781,923)	$(83,067,688)	$(1,285,765)
14	30-Year Euro-Buxl Future	06/6/25	(1,933,606)	(1,968,214)	(34,608)
19	Euro SCHWATZ Futures	06/6/25	(2,299,435)	(2,315,354)	(15,919)
44	Euro-Bobl Future	06/6/25	(5,867,364)	(5,963,008)	(95,644)
75	Euro-Bund Future	06/6/25	(11,036,417)	(11,196,528)	(160,111)
7	Long Gilt Futures	06/26/25	(869,163)	(872,439)	(3,276)
183	U.S. Ultra Long Bond Futures	06/18/25	(21,874,786)	(22,148,719)	(273,933)
			$(125,662,694)	$(127,531,950)	$(1,869,256)

Notes to the Schedule of Investments:
ABS	Asset-Backed Securities.
ACES	Alternative Credit Enhancement Securities.
CLO	Collateralized Loan Obligation.
EETC	Enhanced Equipment Trust Certificate.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
PAC	Planned Amortization Class.
REIT	Real Estate Investment Trust.
REMIC	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

STRIPS	Separate Trading of Registered Interest and Principal Securities.
TBA	To Be Announced.
EUR	Euro Currency.
GBP	British Pound Sterling.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2025, the value of these securities amounted to $469,064,000 or 48.1% of net assets. These securities are determined to be liquid by the Fund’s investment adviser, unless otherwise noted, under procedures established by and under the general supervision of the Trust’s Board of Trustees.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2025.
(3)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At April 30, 2025, the value of these securities amounted to $23,559,288 or 2.4% of net assets.
(4)	Perpetual maturity.
(5)	This security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(6)	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer — 5.00% cash or 10.00% PIK interest.
(7)	Security is not accruing interest.
(8)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(9)	This security is a residual or equity position that does not have a stated interest rate. This residual or equity position is entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debtholders and fund expenses.
(10)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(11)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(12)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans. Cost basis has been adjusted.
(13)	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $25,030, at an interest rate of 8.55% and a maturity of December 22, 2031. The investment is accruing an unused commitment fee of 1.0% per annum.
(14)	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $23,867, at an interest rate of 10.07% and a maturity of December 30, 2029. The investment is accruing an unused commitment fee of 5.70% per annum.
(15)	This position represents an unsettled bank loan at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
(16)	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $46,493, at an interest rate of 7.94% and a maturity of March 31, 2028. The investment is accruing an unused commitment fee of 3.5% per annum.
(17)	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $118,225, at an interest rate of 11.43% and a maturity of June 9, 2028. The investment is accruing an unused commitment fee of 2.00% per annum.
(18)	Rate disclosed is the 7-day net yield as of April 30, 2025.
(19)	Affiliated issuer.
(20)	Non-income producing security.
(21)	Fund buys foreign currency, sells USD.
(22)	Fund sells foreign currency, buys USD.

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

The summary of the TCW Flexible Income ETF transactions in the affiliated funds for the period ended April 30, 2025 is as follows:

Name of Affiliated Fund	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Number of Shares Held April 30, 2025	Value at April 30, 2025	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund	$—	$468,824,109	$462,800,000	6,024,109	$6,024,109	$672,023	$—	$—	$—
TCW Private Asset Income Fund —Share Class I		6,307,907		630,791	6,314,214	21,729	—	—	6,307
Total					$12,338,323	$693,752	$—	$—	$6,307

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

Fair Valuation Summary (Unaudited)	April 30, 2025

The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Residential Mortgage-Backed Securities — Agency	$—	$213,708,422	$5,487,424	$219,195,846
Corporate Bonds	—	210,349,111	—	210,349,111
Asset-Backed Securities	—	188,485,032	3,235,880	191,720,912
Residential Mortgage-Backed Securities — Non-Agency	—	117,178,922	4,866,837	122,045,759
Commercial Mortgage-Backed Securities — Non-Agency	—	115,973,908	431,988	116,405,896
Bank Loans	—	80,666,511	1,017,468	81,683,979
U.S. Treasury Securities	57,074,480	—	—	57,074,480
Foreign Government Bonds	—	6,910,022	—	6,910,022
Commercial Mortgage-Backed Securities — Agency	—	1,260,797	—	1,260,797
Municipal Bonds	—	708,980	—	708,980

Total Fixed Income Securities	57,074,480	935,241,705	15,039,597	1,007,355,782
Money Market Investments	17,085,299	—	—	17,085,299
Investment Companies	—	—	6,314,214	6,314,214
Common Stock	225,165	—	443,981	669,146
Convertible Corporate Bonds	—	416,488	—	416,488
Warrants	—	—	—	—
Unfunded Commitments Depreciation	—	(925)	—	(925)

Total Investments	$74,384,944	$935,657,268	$21,797,792	$1,031,840,004
Asset Derivatives
Futures Contracts
Interest Rate Risk	3,321,079	—	—	3,321,079

Total	$77,706,023	$935,657,268	$21,797,792	$1,035,161,083

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(1,934,583)	$—	$(1,934,583)
Futures Contracts	(1,869,256)	—	—	(1,869,256)

Total	$(1,869,256)	$(1,934,583)	$—	$(3,803,839)

See accompanying Notes to Financial Statements.

TCW High Yield Bond ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES — 97.2% of Net Assets
CORPORATE BONDS — 83.5%

Advertising — 0.7%
Advantage Sales & Marketing, Inc.
6.50% (1)	11/15/28	$144,000	$116,038
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.63% (1)	03/15/30	105,000	97,321
7.38% (1)	02/15/31	57,000	59,823

			273,182

Aerospace & Defense — 1.3%
TransDigm, Inc.
4.63%	01/15/29	135,000	130,033
6.38% (1)	03/01/29	277,000	282,593
6.75% (1)	08/15/28	18,000	18,375
6.88% (1)	12/15/30	70,000	72,217

			503,218

Agriculture — 0.3%
Darling Ingredients, Inc.
6.00% (1)	06/15/30	139,000	138,768

Airlines — 0.3%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.50% (1)	04/20/26	20,351	20,237
5.75% (1)	04/20/29	70,000	67,946
JetBlue Airways Corp./JetBlue Loyalty LP
9.88% (1)	09/20/31	38,000	35,049

			123,232

Apparel — 0.5%
Crocs, Inc.
4.13% (1)	08/15/31	229,000	200,347

Auto Manufacturers — 0.2%
Allison Transmission, Inc.
3.75% (1)	01/30/31	100,000	89,950

Auto Parts & Equipment — 0.9%
Clarios Global LP/Clarios U.S. Finance Co.
6.75% (1)	05/15/28	59,000	60,019
6.75% (1)	02/15/30	100,000	101,931
Forvia SE (France)
8.00% (1)	06/15/30	58,000	57,817
ZF North America Capital, Inc. (Germany)
6.88% (1)	04/23/32	140,000	123,048

			342,815

Issues	Maturity Date	Principal Amount	Value

Beverages — 0.5%
Primo Water Holdings, Inc./Triton Water Holdings, Inc.
6.25% (1)	04/01/29	$209,000	$208,200

Building Materials — 0.5%
Quikrete Holdings, Inc.
6.38% (1)	03/01/32	155,000	156,166
Standard Building Solutions, Inc.
6.50% (1)	08/15/32	59,000	59,815

			215,981

Chemicals — 2.3%
Axalta Coating Systems Dutch Holding B BV
7.25% (1)	02/15/31	150,000	155,488
INEOS Finance PLC (Luxembourg)
7.50% (1)	04/15/29	49,000	46,110
Olympus Water U.S. Holding Corp.
7.13% (1)	10/01/27	125,000	125,459
SCIH Salt Holdings, Inc.
4.88% (1)	05/01/28	108,000	103,710
6.63% (1)	05/01/29	104,000	101,497
SCIL IV LLC/SCIL USA Holdings LLC
5.38% (1)	11/01/26	102,000	100,780
SK Invictus Intermediate II SARL (Luxembourg)
5.00% (1)	10/30/29	43,000	40,395
Tronox, Inc.
4.63% (1)	03/15/29	110,000	89,492
WR Grace Holdings LLC
5.63% (1)	08/15/29	64,000	56,788
7.38% (1)	03/01/31	96,000	96,571

			916,290

Commercial Services — 6.5%
ADT Security Corp.
4.88% (1)	07/15/32	107,000	100,904
Adtalem Global Education, Inc.
5.50% (1)	03/01/28	141,000	139,242
Allied Universal Holdco LLC
7.88% (1)	02/15/31	98,000	100,223
Allied Universal Holdco LLC/Allied Universal Finance Corp.
9.75% (1)	07/15/27	59,000	59,247
Block, Inc.
6.50% (1)	05/15/32	188,000	192,574
Brink’s Co.
6.75% (1)	06/15/32	97,000	99,428

See accompanying Notes to Financial Statements.

TCW High Yield Bond ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

Issues	Maturity Date	Principal Amount	Value
Carriage Services, Inc.
4.25% (1)	05/15/29	$224,000	$205,789
Deluxe Corp.
8.13% (1)	09/15/29	60,000	60,106
EquipmentShare.com, Inc.
8.00% (1)	03/15/33	39,000	38,534
Garda World Security Corp. (Canada)
8.38% (1)	11/15/32	60,000	59,234
Grand Canyon University
5.13%	10/01/28	150,000	141,450
OT Midco Ltd.
10.00% (1)	02/15/30	110,000	89,949
Prime Security Services Borrower LLC/Prime Finance, Inc.
6.25% (1)	01/15/28	135,000	134,958
Raven Acquisition Holdings LLC
6.88% (1)	11/15/31	65,000	63,637
Service Corp. International
5.75%	10/15/32	203,000	201,120
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
6.75% (1)	08/15/32	95,000	96,416
Sotheby’s
7.38% (1)	10/15/27	59,000	55,413
United Rentals North America, Inc.
6.13% (1)	03/15/34	100,000	101,229
Upbound Group, Inc.
6.38% (1)	02/15/29	205,000	193,774
Valvoline, Inc.
3.63% (1)	06/15/31	160,000	140,235
Veritiv Operating Co.
10.50% (1)	11/30/30	36,000	37,720
VT Topco, Inc.
8.50% (1)	08/15/30	93,000	97,365
WEX, Inc.
6.50% (1)	03/15/33	97,000	94,424
ZipRecruiter, Inc.
5.00% (1)	01/15/30	152,000	127,422

			2,630,393

Computers — 0.9%
Insight Enterprises, Inc.
6.63% (1)	05/15/32	139,000	141,250
McAfee Corp.
7.38% (1)	02/15/30	150,000	129,707
NCR Voyix Corp.
5.13% (1)	04/15/29	105,000	101,215

			372,172

Issues	Maturity Date	Principal Amount	Value

Cosmetics/Personal Care — 1.3%
Edgewell Personal Care Co.
4.13% (1)	04/01/29	$140,000	$131,149
Opal Bidco SAS (France)
6.50% (1)	03/31/32	55,000	55,097
Perrigo Finance Unlimited Co.
6.13%	09/30/32	142,000	141,158
Prestige Brands, Inc.
3.75% (1)	04/01/31	215,000	194,420

			521,824

Distribution & Wholesale — 0.4%
Ritchie Bros Holdings, Inc. (Canada)
6.75% (1)	03/15/28	137,000	139,935

Diversified Financial Services — 1.1%
EZCORP, Inc.
7.38% (1)	04/01/32	135,000	141,804
GGAM Finance Ltd. (Ireland)
8.00% (1)	02/15/27	115,000	118,036
Jane Street Group/JSG Finance, Inc.
6.13% (1)	11/01/32	90,000	88,563
7.13% (1)	04/30/31	109,000	112,498

			460,901

Electric — 1.8%
Alpha Generation LLC
6.75% (1)	10/15/32	105,000	107,303
Calpine Corp.
5.00% (1)	02/01/31	42,000	40,479
Pike Corp.
8.63% (1)	01/31/31	186,000	195,339
Southern Co.
6.38% (5 yr. CMT + 2.069%)(2)	03/15/55	95,000	96,911
Talen Energy Supply LLC
8.63% (1)	06/01/30	127,000	135,612
Vistra Operations Co. LLC
6.88% (1)	04/15/32	137,000	142,137

			717,781

Electrical Components & Equipment — 0.3%
Energizer Holdings, Inc.
4.38% (1)	03/31/29	125,000	116,795

See accompanying Notes to Financial Statements.

TCW High Yield Bond ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

Issues	Maturity Date	Principal Amount	Value

Electronics — 0.5%
Coherent Corp.
5.00% (1)	12/15/29	$65,000	$62,383
Sensata Technologies, Inc.
6.63% (1)	07/15/32	136,000	134,923

			197,306

Engineering & Construction — 0.1%
Brand Industrial Services, Inc.
10.38% (1)	08/01/30	37,000	35,285

Entertainment — 3.4%
Banijay Entertainment SAS (France)
8.13% (1)	05/01/29	110,000	112,731
Caesars Entertainment, Inc.
6.50% (1)	02/15/32	5,000	5,033
8.13% (1)	07/01/27	92,000	92,379
CCM Merger, Inc.
6.38% (1)	05/01/26	101,000	101,255
Churchill Downs, Inc.
6.75% (1)	05/01/31	139,000	140,592
Cinemark USA, Inc.
7.00% (1)	08/01/32	97,000	99,270
Everi Holdings, Inc.
5.00% (1)	07/15/29	202,000	203,046
Great Canadian Gaming Corp.
8.75% (1)	11/15/29	130,000	129,208
Light & Wonder International, Inc.
7.50% (1)	09/01/31	58,000	59,637
Live Nation Entertainment, Inc.
4.75% (1)	10/15/27	115,000	112,679
Penn Entertainment, Inc.
5.63% (1)	01/15/27	65,000	64,191
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp.
6.63% (1)	02/01/33	98,000	96,931
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
6.25% (1)	03/15/33	141,000	136,705

			1,353,657

Environmental Control — 0.7%
Madison IAQ LLC
5.88% (1)	06/30/29	103,000	97,482
Waste Pro USA, Inc.
7.00% (1)	02/01/33	195,000	199,682

			297,164

Issues	Maturity Date		Principal Amount	Value

Food — 2.6%
B&G Foods, Inc.
8.00% (1)	09/15/28		$59,000	$58,560
ELO SACA (France)
3.25% (3)	07/23/27	EUR	200,000	217,820
Post Holdings, Inc.
4.50% (1)	09/15/31		$222,000	202,393
4.63% (1)	04/15/30		210,000	198,440
6.38% (1)	03/01/33		201,000	199,374
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed
4.63% (1)	03/01/29		108,000	100,497
TreeHouse Foods, Inc.
4.00%	09/01/28		67,000	60,191

				1,037,275

Gas — 1.2%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.88%	08/20/26		105,000	103,839
9.38% (1)	06/01/28		192,000	190,932
Venture Global Plaquemines LNG LLC
7.50% (1)	05/01/33		100,000	102,713
7.75% (1)	05/01/35		100,000	102,755

				500,239

Hand/Machine Tools — 0.3%
IMA Industria Macchine Automatiche SpA (Italy)
6.03% (3 mo. EUR EURIBOR + 3.750%)(1),(2)	04/15/29		100,000	113,351

Health Care-Products — 1.6%
Bausch & Lomb Corp.
8.38% (1)	10/01/28		185,000	193,325
Medline Borrower LP
5.25% (1)	10/01/29		149,000	141,694
Medline Borrower LP/Medline Co-Issuer, Inc.
6.25% (1)	04/01/29		99,000	99,923
Neogen Food Safety Corp.
8.63% (1)	07/20/30		92,000	93,125
Sotera Health Holdings LLC
7.38% (1)	06/01/31		95,000	97,782

				625,849

See accompanying Notes to Financial Statements.

TCW High Yield Bond ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

Issues	Maturity Date	Principal Amount	Value

Health Care-Services — 5.4%
Charles River Laboratories International, Inc.
4.25% (1)	05/01/28	$100,000	$95,226
CHS/Community Health Systems, Inc.
5.25% (1)	05/15/30	209,000	178,603
DaVita, Inc.
6.88% (1)	09/01/32	98,000	99,082
Fortrea Holdings, Inc.
7.50% (1)	07/01/30	148,000	128,757
HAH Group Holding Co. LLC
9.75% (1)	10/01/31	136,000	130,771
HealthEquity, Inc.
4.50% (1)	10/01/29	62,000	58,615
Heartland Dental LLC/Heartland Dental Finance Corp.
10.50% (1)	04/30/28	75,000	79,129
IQVIA, Inc.
6.50% (1)	05/15/30	138,000	140,382
Kedrion SpA (Italy)
6.50% (1)	09/01/29	250,000	239,698
ModivCare, Inc.
5.00% (1),(4)	10/01/29	210,000	65,100
Molina Healthcare, Inc.
6.25% (1)	01/15/33	276,000	274,377
Star Parent, Inc.
9.00% (1)	10/01/30	155,000	156,916
Surgery Center Holdings, Inc.
7.25% (1)	04/15/32	138,000	137,804
Tenet Healthcare Corp.
6.75%	05/15/31	298,000	305,718
6.88%	11/15/31	96,000	98,656

			2,188,834

Home Furnishings — 0.3%
Tempur Sealy International, Inc.
3.88% (1)	10/15/31	115,000	101,191

Household Products/Wares — 0.7%
Central Garden & Pet Co.
4.13%	10/15/30	65,000	59,641
4.13% (1)	04/30/31	90,000	81,124
Spectrum Brands, Inc.
3.88% (1)	03/15/31	193,000	159,377

			300,142

Housewares — 0.3%
Newell Brands, Inc.
6.38%	05/15/30	115,000	104,931

Issues	Maturity Date	Principal Amount	Value

Insurance — 2.6%
Acrisure LLC/Acrisure Finance, Inc.
7.50% (1)	11/06/30	$95,000	$97,219
8.25% (1)	02/01/29	97,000	99,389
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
7.00% (1)	01/15/31	139,000	141,134
7.38% (1)	10/01/32	100,000	101,146
AmWINS Group, Inc.
6.38% (1)	02/15/29	60,000	60,751
Ardonagh Group Finance Ltd. (United Kingdom)
8.88% (1)	02/15/32	60,000	61,264
Farmers Exchange Capital II
6.15% (3 mo. USD Term SOFR + 4.006%)(1),(2)	11/01/53	160,000	154,209
HUB International Ltd.
7.25% (1)	06/15/30	115,000	119,352
7.38% (1)	01/31/32	136,000	140,191
Panther Escrow Issuer LLC
7.13% (1)	06/01/31	70,000	71,946

			1,046,601

Internet — 1.5%
Arches Buyer, Inc.
6.13% (1)	12/01/28	128,000	115,561
Cogent Communications Group LLC
7.00% (1)	06/15/27	100,000	100,567
ION Trading Technologies SARL (Luxembourg)
9.50% (1)	05/30/29	38,000	37,032
Match Group Holdings II LLC
5.63% (1)	02/15/29	143,000	140,320
Snap, Inc.
6.88% (1)	03/01/33	226,000	225,797

			619,277

Investment Companies — 0.7%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
9.00%	06/15/30	45,000	42,420
9.75%	01/15/29	135,000	133,350
10.00% (1)	11/15/29	114,000	111,782

			287,552

Iron & Steel — 0.7%
ATI, Inc.
5.13%	10/01/31	74,000	70,142
7.25%	08/15/30	30,000	31,240

See accompanying Notes to Financial Statements.

TCW High Yield Bond ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

Issues	Maturity Date	Principal Amount	Value
Carpenter Technology Corp.
7.63%	03/15/30	$97,000	$100,021
Cleveland-Cliffs, Inc.
7.38% (1)	05/01/33	80,000	75,262

			276,665

Leisure Time — 0.5%
MajorDrive Holdings IV LLC
6.38% (1)	06/01/29	125,000	93,689
Sabre GLBL, Inc.
10.75% (1)	11/15/29	125,000	119,802

			213,491

Lodging — 2.0%
Hilton Domestic Operating Co., Inc.
3.63% (1)	02/15/32	147,000	130,352
Las Vegas Sands Corp.
6.00%	06/14/30	100,000	100,393
MGM Resorts International
6.50%	04/15/32	176,000	173,640
Studio City Finance Ltd.
5.00% (1)	01/15/29	110,000	97,019
Wyndham Hotels & Resorts, Inc.
4.38% (1)	08/15/28	237,000	228,321
Wynn Macau Ltd.
5.13% (1)	12/15/29	64,000	58,863

			788,588

Machinery-Construction & Mining — 0.3%
BWX Technologies, Inc.
4.13% (1)	06/30/28	104,000	100,389

Machinery-Diversified — 0.5%
Oregon Tool Lux LP
7.88% (1)	10/15/29	10,548	5,485
SPX FLOW, Inc.
8.75% (1)	04/01/30	97,000	98,148
TK Elevator Holdco GmbH (Germany)
7.63% (1)	07/15/28	98,000	98,400

			202,033

Media — 6.6%
AMC Networks, Inc.
10.25% (1)	01/15/29	103,000	106,654
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25% (1)	01/15/34	484,000	408,186

Issues	Maturity Date	Principal Amount	Value
CSC Holdings LLC
6.50% (1)	02/01/29	$725,000	$593,340
7.50% (1)	04/01/28	110,000	80,850
11.75% (1)	01/31/29	14,000	13,238
DirectTV Financing LLC/DirectTV Financing Co-Obligor, Inc.
10.00% (1)	02/15/31	107,000	101,732
DISH DBS Corp.
5.75% (1)	12/01/28	112,000	94,220
7.38%	07/01/28	132,000	89,380
7.75%	07/01/26	30,000	26,180
Gray Media, Inc.
10.50% (1)	07/15/29	57,000	58,571
Midcontinent Communications
8.00% (1)	08/15/32	38,000	38,815
Sinclair Television Group, Inc.
8.13% (1)	02/15/33	143,000	141,800
Sirius XM Radio LLC
5.00% (1)	08/01/27	160,000	158,306
5.50% (1)	07/01/29	247,000	240,897
Univision Communications, Inc.
8.50% (1)	07/31/31	139,000	131,530
Virgin Media Finance PLC (United Kingdom)
5.00% (1)	07/15/30	116,000	101,793
VZ Secured Financing BV (Netherlands)
5.00% (1)	01/15/32	200,000	174,626
Ziggo Bond Co. BV (Netherlands)
5.13% (1)	02/28/30	110,000	97,455

			2,657,573

Mining — 0.4%
Novelis Corp.
3.25% (1)	11/15/26	177,000	171,904

Office/Business Equipment — 0.7%
Xerox Corp.
10.25% (1)	10/15/30	161,000	164,098
Zebra Technologies Corp.
6.50% (1)	06/01/32	135,000	135,795

			299,893

Oil & Gas — 1.9%
Hilcorp Energy I LP/Hilcorp Finance Co.
6.88% (1)	05/15/34	84,000	71,426
Matador Resources Co.
6.25% (1)	04/15/33	102,000	96,110
Parkland Corp. (Canada)
6.63% (1)	08/15/32	40,000	39,824

See accompanying Notes to Financial Statements.

TCW High Yield Bond ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

Issues	Maturity Date	Principal Amount	Value
SM Energy Co.
6.75% (1)	08/01/29	$139,000	$130,083
Sunoco LP
6.25% (1)	07/01/33	74,000	73,968
7.00% (1)	05/01/29	120,000	123,469
Transocean Poseidon Ltd.
6.88% (1)	02/01/27	19,950	19,902
Transocean Titan Financing Ltd.
8.38% (1)	02/01/28	190,000	188,419
Vital Energy, Inc.
7.75% (1)	07/31/29	40,000	33,760

			776,961

Oil & Gas Services — 1.9%
Archrock Partners LP/Archrock Partners Finance Corp.
6.63% (1)	09/01/32	295,000	293,560
Aris Water Holdings LLC
7.25% (1)	04/01/30	150,000	149,067
USA Compression Partners LP/USA Compression Finance Corp.
6.88%	09/01/27	55,000	54,654
7.13% (1)	03/15/29	275,000	277,849

			775,130

Packaging & Containers — 2.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.13% (1)	08/15/26	80,000	70,738
5.25% (1)	08/15/27	99,000	45,796
Clearwater Paper Corp.
4.75% (1)	08/15/28	148,000	138,065
Clydesdale Acquisition Holdings, Inc.
6.63% (1)	04/15/29	95,000	95,938
Graham Packaging Co., Inc.
7.13% (1)	08/15/28	101,000	98,797
Graphic Packaging International LLC
6.38% (1)	07/15/32	195,000	196,342
Sealed Air Corp.
6.50% (1)	07/15/32	195,000	198,656
Trivium Packaging Finance BV (Netherlands)
8.50% (1)	08/15/27	60,000	59,392

			903,724

Pharmaceuticals — 2.9%
1261229 BC Ltd.
10.00% (1)	04/15/32	320,000	313,984

Issues	Maturity Date		Principal Amount	Value
180 Medical, Inc. (United Kingdom)
3.88% (1)	10/15/29		$109,000	$102,027
CVS Health Corp.
6.75% (5 yr. CMT + 2.516% )(2)	12/10/54		145,000	144,422
Grifols SA (Spain)
7.50% (3)	05/01/30	EUR	135,000	160,965
Jazz Securities DAC
4.38% (1)	01/15/29		$212,000	201,474
Option Care Health, Inc.
4.38% (1)	10/31/29		220,000	208,217
Organon & Co./Organon Foreign Debt Co-Issuer BV
6.75% (1)	05/15/34		61,000	57,614

				1,188,703

Pipelines — 4.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
6.63% (1)	02/01/32		98,000	99,063
Buckeye Partners LP
6.75% (1)	02/01/30		75,000	76,347
6.75%	08/15/33		97,000	97,680
Energy Transfer LP
6.63% (3 mo. USD LIBOR + 4.155%)(2),(5)	02/15/28		240,000	231,499
Global Partners LP/GLP Finance Corp.
8.25% (1)	01/15/32		192,000	195,644
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13% (1)	02/15/29		65,000	61,195
8.38% (1)	02/15/32		86,000	78,418
Rockies Express Pipeline LLC
4.95% (1)	07/15/29		63,000	60,299
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.00% (1)	09/01/31		106,000	97,821
TransMontaigne Partners LLC
8.50% (1)	06/15/30		135,000	135,979
Venture Global Calcasieu Pass LLC
4.13% (1)	08/15/31		250,000	225,030
Venture Global LNG, Inc.
7.00% (1)	01/15/30		273,000	257,475
9.00% (5 yr. CMT + 5.440%)(1),(2),(5)	09/30/29		65,000	55,862

See accompanying Notes to Financial Statements.

TCW High Yield Bond ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

Issues	Maturity Date	Principal Amount	Value
9.88% (1)	02/01/32	$182,000	$185,292

			1,857,604

Real Estate — 0.3%
Cushman & Wakefield U.S. Borrower LLC
8.88% (1)	09/01/31	129,000	138,113

REIT — 1.3%
Hudson Pacific Properties LP
3.95%	11/01/27	105,000	91,267
5.95%	02/15/28	120,000	100,336
Iron Mountain, Inc.
6.25% (1)	01/15/33	205,000	204,805
RHP Hotel Properties LP/RHP Finance Corp. (REIT)
6.50% (1)	04/01/32	130,000	129,813

			526,221

Retail — 7.8%
1011778 BC ULC/New Red Finance, Inc. (Canada)
4.00% (1)	10/15/30	312,000	284,366
Arcos Dorados BV (Brazil)
6.38% (1)	01/29/32	98,000	99,519
Asbury Automotive Group, Inc.
5.00% (1)	02/15/32	109,000	99,403
Beacon Roofing Supply, Inc.
6.75% (1)	04/30/32	115,000	115,361
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC
5.13% (1)	04/15/29	110,000	95,167
Brinker International, Inc.
8.25% (1)	07/15/30	93,000	97,847
eG Global Finance PLC (United Kingdom)
12.00% (1)	11/30/28	35,000	38,523
Ferrellgas LP/Ferrellgas Finance Corp.
5.38% (1)	04/01/26	250,000	243,312
5.88% (1)	04/01/29	328,000	284,901
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
4.63% (1)	01/15/29	64,000	59,446
6.75% (1)	01/15/30	79,000	69,116
FirstCash, Inc.
6.88% (1)	03/01/32	236,000	241,603
Group 1 Automotive, Inc.
6.38% (1)	01/15/30	98,000	99,301
LCM Investments Holdings II LLC
8.25% (1)	08/01/31	133,000	139,380
Lithia Motors, Inc.
3.88% (1)	06/01/29	95,000	88,309

Issues	Maturity Date	Principal Amount	Value
Macy’s Retail Holdings LLC
6.13% (1)	03/15/32	$42,000	$37,838
Michaels Cos., Inc.
5.25% (1)	05/01/28	360,000	189,227
Murphy Oil USA, Inc.
3.75% (1)	02/15/31	160,000	144,453
Papa John’s International, Inc.
3.88% (1)	09/15/29	223,000	207,294
Raising Cane’s Restaurants LLC
9.38% (1)	05/01/29	132,000	140,271
Saks Global Enterprises LLC
11.00% (1)	12/15/29	100,000	60,707
Sally Holdings LLC/Sally Capital, Inc.
6.75%	03/01/32	98,000	98,909
Staples, Inc.
10.75% (1)	09/01/29	101,000	87,888
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.00% (1)	06/01/31	154,000	141,041

			3,163,182

Software — 1.9%
Cloud Software Group, Inc.
8.25% (1)	06/30/32	254,000	265,293
9.00% (1)	09/30/29	60,000	60,542
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL
8.75% (1)	05/01/29	165,000	160,258
RingCentral, Inc.
8.50% (1)	08/15/30	133,000	140,066
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.
3.88% (1)	02/01/29	165,000	151,830

			777,989

Telecommunications — 5.3%
Altice Financing SA (Luxembourg)
5.75% (1)	08/15/29	206,000	151,684
9.63% (1)	07/15/27	288,000	249,137
CommScope LLC
9.50% (1)	12/15/31	125,000	127,962
Consolidated Communications, Inc.
6.50% (1)	10/01/28	193,000	190,184
EchoStar Corp.
10.75%	11/30/29	325,000	343,847
Frontier Communications Holdings LLC
6.75% (1)	05/01/29	141,000	141,777
8.63% (1)	03/15/31	220,000	233,462

See accompanying Notes to Financial Statements.

TCW High Yield Bond ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

Issues	Maturity Date		Principal Amount	Value
Global Switch Finance BV (United Kingdom)
1.38% (3)	10/07/30	EUR	115,000	$123,368
Level 3 Financing, Inc.
10.50% (1)	04/15/29		$89,000	98,841
Vmed O2 U.K. Financing I PLC (United Kingdom)
7.75% (1)	04/15/32		101,000	101,960
Windstream Services LLC/Windstream Escrow Finance Corp.
8.25% (1)	10/01/31		292,000	299,592
Zayo Group Holdings, Inc.
4.00% (1)	03/01/27		65,000	59,844

				2,121,658

Total Corporate Bonds
(Cost: $34,129,059)				33,720,259

BANK LOANS — 13.7%

Advertising — 0.2%
Neptune Bidco U.S., Inc. 2022 USD Term Loan B
9.33% (3 mo. USD Term SOFR + 5.000%)(2)	04/11/29		89,679	79,391

Auto Parts & Equipment — 0.4%
First Brands Group LLC 2021 Term Loan
9.54% (3 mo. USD Term SOFR + 5.000%)(2)	03/30/27		193,481	180,387

Beverages — 0.9%
Celsius Holdings, Inc. Term Loan
7.55% (3 mo. USD Term SOFR + 3.250%)(2)	04/01/32		57,000	56,739
Naked Juice LLC 2025 FLFO Term Loan
9.71% (3 mo. USD Term SOFR + 5.500%)(2)	01/24/29		250,000	241,500
Pegasus Bidco BV 2024 Term Loan B
7.57% (3 mo. USD Term SOFR + 3.250%)(2)	07/12/29		82,953	82,901

				381,140

Issues	Maturity Date	Principal Amount	Value

Commercial Services — 1.4%
Belron Finance 2019 LLC 2024 USD Term Loan B
7.05% (3 mo. USD Term SOFR + 2.750%)(2)	10/16/31	$65,670	$65,597
Kelso Industries LLC Term Loan
10.07% (1 mo. USD Term SOFR + 5.750%)(2),(6)	12/30/29	39,775	39,427
Ryan LLC Term Loan
7.82% (1 mo. USD Term SOFR + 3.500%)(2)	11/14/30	148,921	148,754
Valvoline, Inc. Term Loan B
0.00% (7)	03/19/32	100,000	99,875
Veritiv Corp. Term Loan B
8.30% (3 mo. USD Term SOFR + 4.000%)(2)	11/30/30	149,250	148,283
VT Topco, Inc. 2024 1st Lien Term Loan B
7.30% (3 mo. USD Term SOFR + 3.000%)(2)	08/09/30	74,066	74,005

			575,941

Computers — 0.8%
Amentum Government Services Holdings LLC 2024 Term Loan B
6.57% (1 mo. USD Term SOFR + 2.250%)(2)	09/29/31	249,375	246,765
Nielsen Consumer, Inc. 2025 USD Term Loan
7.82% (1 mo. USD Term SOFR + 3.500%)(2)	03/06/28	74,813	74,719

			321,484

Cosmetics/Personal Care — 0.1%
Opal U.S. LLC Term Loan B
0.00% (7)	03/31/32	60,000	59,588

See accompanying Notes to Financial Statements.

TCW High Yield Bond ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

Issues	Maturity Date	Principal Amount	Value

Diversified Financial Services — 0.5%
Jane Street Group LLC 2024 Term Loan B1
6.31% (3 mo. USD Term SOFR + 2.000%)(2)	12/15/31	$193,474	$191,084

Electric — 0.9%
Alpha Generation LLC Term Loan B
7.07% (1 mo. USD Term SOFR + 2.750%)(2)	09/30/31	109,450	109,597
Edgewater Generation LLC 2025 Repriced Term Loan
7.32% (1 mo. USD Term SOFR + 3.000%)(2)	08/01/30	106,605	106,539
Kestrel Acquisition LLC 2024 Term Loan B
7.80% (3 mo. USD Term SOFR + 3.500%)(2)	11/06/31	65,670	65,786
South Field LLC 2025 Term Loan B
7.55% (3 mo. USD Term SOFR + 3.250%)(2)	08/29/31	59,665	59,479
South Field LLC 2025 Term Loan C
7.55% (3 mo. USD Term SOFR + 3.250%)(2)	08/29/31	3,814	3,802

			345,203

Electrical Components & Equipment — 0.1%
Pelican Products, Inc. 2021 Term Loan
8.81% (3 mo. USD Term SOFR + 4.250%)(2)	12/29/28	60,000	53,904

Electronics — 0.2%
TCP Sunbelt Acquisition Co. 2024 Term Loan B
8.57% (3 mo. USD Term SOFR + 4.250%)(2)	10/24/31	64,838	65,000

Issues	Maturity Date	Principal Amount	Value

Engineering & Construction — 0.4%
Astrion Group LLC 2024 Term Loan
9.31% (3 mo. USD Term SOFR + 5.000%)(2)	08/15/31	$65,835	$63,860
DG Investment Intermediate Holdings 2, Inc. 2021 Term Loan
7.94% (1 mo. USD Term SOFR + 3.500%)(2),(8)	03/31/28	101,291	101,215

			165,075

Entertainment — 1.0%
Light & Wonder International, Inc. 2024 Term Loan
6.57% (1 mo. USD Term SOFR + 2.250%)(2)	04/14/29	138,951	139,009
Ontario Gaming GTA LP Term Loan B
8.55% (3 mo. USD Term SOFR + 4.250%)(2)	08/01/30	105,904	102,753
Showtime Acquisition LLC 2024 1st Lien Term Loan
9.07% (3 mo. USD Term SOFR + 4.750%)(2)	08/13/31	154,313	154,699

			396,461

Food — 0.7%
Chobani LLC 2025 Repriced Term Loan B
6.82% (1 mo. USD Term SOFR + 2.500%)(2)	10/25/27	123,441	123,569
United Natural Foods, Inc. 2024 Term Loan
9.07% (1 mo. USD Term SOFR + 4.750%)(2)	05/01/31	153,450	154,217

			277,786

See accompanying Notes to Financial Statements.

TCW High Yield Bond ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

Issues	Maturity Date	Principal Amount	Value

Health Care-Products — 0.2%
Auris Luxembourg III SARL 2024 Term Loan B4
8.05% (3 mo. USD Term SOFR + 3.750%)(2)	02/28/29	$28,542	$28,280
Sotera Health Holdings LLC 2024 Term Loan B
7.55% (3 mo. USD Term SOFR + 3.250%)(2)	05/30/31	49,750	49,719

			77,999

Health Care-Services — 1.2%
ADMI Corp. 2023 Term Loan B5
10.07% (1 mo. USD Term SOFR + 5.750%)(2)	12/23/27	64,510	63,758
Heartland Dental LLC 2024 Term Loan
8.82% (1 mo. USD Term SOFR + 4.500%)(2)	04/28/28	74,250	73,568
ModivCare, Inc. 2024 Term Loan B
9.05% (3 mo. USD Term SOFR + 4.750%)(2)	07/01/31	224,432	154,227
Modivcare, Inc. 2025 Incremental Term Loan
11.71% (3 mo. USD Term SOFR + 7.500%)(2)	01/09/26	33,811	26,346
Pluto Acquisition I, Inc. 2024 First Out Superpriority Term Loan
9.80% (3 mo. USD Term SOFR + 5.500%)(2)	06/20/28	70,000	70,117
Star Parent, Inc. Term Loan B
8.30% (3 mo. USD Term SOFR + 4.000%)(2)	09/27/30	84,795	82,198

			470,214

Issues	Maturity Date	Principal Amount	Value

Insurance — 0.2%
Asurion LLC 2020 Term Loan B8
7.69% (1 mo. USD Term SOFR + 3.250%)(2)	12/23/26	$75,031	$74,550

Internet — 1.2%
Barracuda Networks, Inc. 2022 Term Loan
8.78% (3 mo. USD Term SOFR + 4.500%)(2)	08/15/29	69,821	58,559
Delivery Hero SE 2024 USD Term Loan B
9.31% (3 mo. USD Term SOFR + 5.000%)(2)	12/12/29	69,474	69,595
Getty Images, Inc. 2025 USD Term Loan B
11.25%	02/21/30	102,500	101,603
Magnite, Inc. 2025 Repriced Term Loan B
7.32% (1 mo. USD Term SOFR + 3.000%)(2)	02/06/31	190,042	185,529
MH Sub I LLC 2023 Term Loan
8.57% (1 mo. USD Term SOFR + 4.250%)(2)	05/03/28	52,413	49,727

			465,013

Leisure Time — 0.1%
MajorDrive Holdings IV LLC Term Loan B
8.56% (3 mo. USD Term SOFR + 4.000%)(2)	06/01/28	56,852	52,975

Machinery-Diversified — 0.3%
Oregon Tool, Inc. 2025 1st Lien Term Loan
9.67% (3 mo. USD Term SOFR + 5.350%)(2)	10/15/29	38,405	38,537

See accompanying Notes to Financial Statements.

TCW High Yield Bond ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

Issues	Maturity Date	Principal Amount	Value
Oregon Tool, Inc. 2025 2nd Lien Term Loan
8.58% (3 mo. USD Term SOFR + 4.000%)(2)	10/15/29	$129,765	$97,215

			135,752

Media — 0.2%
Virgin Media Bristol LLC 2023 USD Term Loan Y
7.37% (6 mo. USD Term SOFR + 3.175%)(2)	03/31/31	66,750	65,013

Office/Business Equipment — 0.3%
Xerox Holdings Corp. 2023 Term Loan B
8.30% (3 mo. USD Term SOFR + 4.000%)(2)	11/17/29	138,247	128,916

Oil & Gas — 0.2%
WaterBridge Midstream Operating LLC 2024 1st Lien Term Loan B
9.05% (3 mo. USD Term SOFR + 4.750%)(2)	06/27/29	99,500	95,299

Packaging & Containers — 0.2%
Plaze, Inc. 2020 Incremental Term Loan
8.19% (1 mo. USD Term SOFR + 3.750%)(2)	08/03/26	81,640	76,406

Pharmaceuticals — 0.1%
Gainwell Acquisition Corp. Term Loan B
8.40% (3 mo. USD Term SOFR + 4.000%)(2)	10/01/27	39,896	37,222

REIT — 0.4%
OEG Borrower LLC 2024 Term Loan B
7.80% (3 mo. USD Term SOFR + 3.500%)(2)	06/30/31	159,500	159,201

Issues	Maturity Date	Principal Amount	Value
Retail — 0.6%
1011778 B.C. Unlimited Liability Co. 2024 Term Loan B6
6.07% (1 mo. USD Term SOFR + 1.750%)(2)	09/20/30	$114,138	$113,237
Tacala LLC 2024 Term Loan
7.82% (1 mo. USD Term SOFR + 3.500%)(2)	01/31/31	138,603	138,603

			251,840

Software — 0.9%
Boxer Parent Co., Inc. 2025 USD Term Loan B
7.32% (1 mo. USD Term SOFR + 3.000%)(2)	07/30/31	50,000	49,088
DTI Holdco, Inc. 2025 Term Loan B
8.32% (1 mo. USD Term SOFR + 4.000%)(2)	04/26/29	150,000	147,868
EagleView Technology Corp. 2018 Add On Term Loan B
8.07% (3 mo. USD Term SOFR + 3.500%)(2)	08/14/25	170,939	166,933

			363,889

Total Bank Loans (Cost: $5,707,703)			5,546,733

Total Fixed Income Securities (Cost: $39,836,762)			39,266,992

CONVERTIBLE SECURITIES (0.2%)

CONVERTIBLE CORPORATE BONDS—0.2% (Cost: $63,214)

Commercial Services — 0.2%
Worldline SA (France)
0.00%(3),(9)	07/30/26	61,920	68,051

Total Convertible Securities (Cost: $63,214)			68,051

See accompanying Notes to Financial Statements.

TCW High Yield Bond ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

Issues	Shares	Value
WARRANTS—0.0%
Cineworld Group PLC(10),(11)	42,717	$—
MONEY MARKET INVESTMENTS—1.5%
State Street Institutional U.S. Government Money Market Fund — Premier Class,
4.29%(12)	106,662	106,662
TCW Central Cash Fund, 4.34%(12),(13)	504,237	504,237

Total Money Market Investments
(Cost: $610,899)		610,899

Total Investments (98.9%) (Cost: $40,510,875)		39,945,942

Net unrealized appreciation on unfunded commitments—0.00%		2,172
Excess Of Other Assets Over Liabilities (1.1%)		451,952

Net Assets (100.0%)		$40,400,066

See accompanying Notes to Financial Statements.

TCW High Yield Bond ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)

BUY (14)
Goldman Sachs & Co.	EUR	108,867	07/11/25	$124,333	$123,844	$(489)

SELL (15)
Citibank N.A.	EUR	689,000	07/11/25	$747,933	$783,787	$(35,854)

Notes to the Schedule of Investments:
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
EUR	Euro Currency.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2025, the value of these securities amounted to $29,845,078 or 73.9% of net assets. These securities are determined to be liquid by the Fund’s investment adviser, unless otherwise noted, under procedures established by and under the general supervision of the Trust’s Board of Trustees.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2025.
(3)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At April 30, 2025, the value of these securities amounted to $570,204 or 1.4% of net assets.
(4)	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer — 5.00% cash or 10.00% PIK interest.
(5)	Perpetual maturity.
(6)	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $9,974, at an interest rate of 10.07% and a maturity of December 30, 2029. The investment is accruing an unused commitment fee of 5.70% per annum.
(7)	This position represents an unsettled bank loan at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
(8)	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $8,185, at an interest rate of 7.94% and a maturity of March 31, 2028. The investment is accruing an unused commitment fee of 3.50% per annum.
(9)	Security is not accruing interest.
(10)	Non-income producing security.
(11)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(12)	Rate disclosed is the 7-day net yield as of April 30, 2025.
(13)	Affiliated issuer.
(14)	Fund buys foreign currency, sells USD.
(15)	Fund sells foreign currency, buys USD.

See accompanying Notes to Financial Statements.

TCW High Yield Bond ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

The summary of the TCW High Yield Bond ETF transactions in the affiliated funds for the period ended April 30, 2025 is as follows:

Name of Affiliated Fund	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Number of Shares Held April 30, 2025	Value at April 30, 2025	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund	$—	$8,719,026	$8,214,789	504,237	$504,237	$20,259	$—	$—	$—
Total					$504,237	$20,259	$—	$—	$—

See accompanying Notes to Financial Statements.

TCW High Yield Bond ETF

Fair Valuation Summary (Unaudited)	April 30, 2025

The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Fixed Income Securities
Corporate Bonds	$—	$33,720,259	$—		$33,720,259
Bank Loans	—	5,546,733	—		5,546,733
Unfunded Commitments Appreciation	—	2,172	—		2,172

Total Fixed Income Securities	—	39,269,164	—		39,269,164
Convertible Corporate Bonds	—	68,051	—		68,051
Warrants	—	—	—	*	— *
Money Market Investments	610,899	—	—		610,899

Total Investments	$610,899	$39,337,215	$—		$39,948,114
Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(36,343)	$—		$(36,343)

Total	$—	$(36,343)	$—		$(36,343)

* Amount is less than $1.

See accompanying Notes to Financial Statements.

TCW Multisector Credit Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

Issues	Maturity Date		Principal Amount	Value
FIXED INCOME SECURITIES — 99.8% of Net Assets
CORPORATE BONDS — 49.5%

Advertising — 0.1%
Neptune Bidco U.S., Inc.
9.29% (1)	04/15/29		$79,000	$70,403

Aerospace/Defense — 0.3%
TransDigm, Inc.
6.88% (1)	12/15/30		166,000	171,257

Apparel — 0.2%
Crocs, Inc.
4.13% (1)	08/15/31		85,000	74,365

Auto Manufacturers — 0.4%
Allison Transmission, Inc.
3.75% (1)	01/30/31		83,000	74,658
Volkswagen International Finance NV (Germany)
7.88% (9 yr. EUR Swap + 4.783%)(2),(3),(4)	09/06/32	EUR	100,000	126,423

				201,081

Auto Parts & Equipment — 0.2%
Clarios Global LP/Clarios U.S. Finance Co.
6.75% (1)	02/15/30		$120,000	122,317

Banks — 2.3%
Akbank TAS
9.37% (5 yr. CMT + 5.270%)(1),(4),(3)	03/14/29		253,000	252,833
Banco Mercantil del Norte SA (Mexico)
8.38% (5 yr. CMT + 4.072%)(1),(4),(3)	05/20/31		204,000	201,056
BBVA Bancomer SA
5.13% (5 yr. CMT + 2.65%)(2),(4)	01/18/33		214,000	202,515
Turkiye Vakiflar Bankasi TAO
10.12% (5 yr. CMT + 5.493%)(1),(4),(3)	04/24/29		200,000	204,388

Issues	Maturity Date	Principal Amount	Value
Yapi ve Kredi Bankasi AS
9.74% (5 yr. CMT + 5.499%)(1),(4),(3)	04/04/29	$251,000	$253,811

			1,114,603

Beverages — 0.4%
Primo Water Holdings, Inc./Triton Water Holdings, Inc.
6.25% (1)	04/01/29	174,000	173,334

Chemicals — 2.0%
Axalta Coating Systems Dutch Holding B BV
7.25% (1)	02/15/31	119,000	123,354
International Flavors & Fragrances, Inc.
2.30% (1)	11/01/30	125,000	108,784
OCP SA
6.75% (1)	05/02/34	259,000	261,898
Orbia Advance Corp. SAB de CV (Mexico)
7.50% (1)	05/13/35	237,000	235,410
SCIH Salt Holdings, Inc.
4.88% (1)	05/01/28	79,000	75,862
SK Invictus Intermediate II SARL (Luxembourg)
5.00% (1)	10/30/29	128,000	120,244
WR Grace Holdings LLC
5.63% (1)	08/15/29	80,000	70,985

			996,537

Commercial Services — 2.5%
Adtalem Global Education, Inc.
5.50% (1)	03/01/28	75,000	74,065
Block, Inc.
3.50%	06/01/31	138,000	123,441
Carriage Services, Inc.
4.25% (1)	05/15/29	135,000	124,024
Deluxe Corp.
8.13% (1)	09/15/29	75,000	75,133
Grand Canyon University
5.13%	10/01/28	185,000	174,455
Upbound Group, Inc.
6.38% (1)	02/15/29	262,000	247,653
Veritiv Operating Co.
10.50% (1)	11/30/30	157,000	164,503
VT Topco, Inc.
8.50% (1)	08/15/30	116,000	121,444
WASH Multifamily Acquisition, Inc.
5.75% (1)	04/15/26	75,000	74,296

See accompanying Notes to Financial Statements.

TCW Multisector Credit Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

Issues	Maturity Date		Principal Amount	Value
WEX, Inc.
6.50% (1)	03/15/33		$50,000	$48,672

				1,227,686

Computers — 0.4%
Amentum Holdings, Inc.
7.25% (1)	08/01/32		72,000	73,318
NCR Voyix Corp.
5.13% (1)	04/15/29		129,000	124,350

				197,668

Cosmetics/Personal Care — 0.4%
Perrigo Finance Unlimited Co.
6.13%	09/30/32		75,000	74,555
Prestige Brands, Inc.
3.75% (1)	04/01/31		139,000	125,695

				200,250

Diversified Financial Services — 1.0%
Blackrock, Inc.
3.75%	07/18/35	EUR	100,000	116,180
EZCORP, Inc.
7.38% (1)	04/01/32		$75,000	78,780
GGAM Finance Ltd. (Ireland)
8.00% (1)	06/15/28		160,000	167,816
Jane Street Group/JSG Finance, Inc.
7.13% (1)	04/30/31		119,000	122,819

				485,595

Electric — 5.4%
AES Andes SA
8.15% (5 yr. CMT + 3.835%)(1),(4)	06/10/55		200,000	204,350
AES Andes SA (Chile)
6.25% (1)	03/14/32		350,000	351,337
Alpha Generation LLC
6.75% (1)	10/15/32		122,000	124,675
Black Hills Corp.
6.15%	05/15/34		125,000	130,306
Continuum Green Energy India Pvt/Co-Issuers (India)
7.50% (2)	06/26/33		244,313	244,867
Eskom Holdings SOC Ltd. (South Africa)
6.35% (1)	08/10/28		201,000	198,926
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple
7.25% (1)	01/31/41		198,850	197,496

Issues	Maturity Date		Principal Amount	Value
MVM Energetika Zrt (Hungary)
6.50% (2)	03/13/31		$329,000	$336,577
Pike Corp.
8.63% (1)	01/31/31		160,000	168,034
Southwestern Electric Power Co.
5.30%	04/01/33		125,000	124,607
Termocandelaria Power SA
7.75% (1)	09/17/31		263,000	260,649
Zorlu Enerji Elektrik Uretim AS
11.00% (1)	04/23/30		334,000	307,574

				2,649,398

Electrical Components & Equipment — 0.2%
Energizer Holdings, Inc.
4.38% (1)	03/31/29		79,000	73,814

Electronics — 0.1%
Coherent Corp.
5.00% (1)	12/15/29		76,000	72,940

Energy-Alternate Sources — 0.5%
Greenko Power II Ltd. (India)
4.30% (2)	12/13/28		272,210	249,276

Engineering & Construction — 0.6%
Heathrow Funding Ltd. (United Kingdom)
1.13% (2)	10/08/32	EUR	100,000	101,773
IRB Infrastructure Developers Ltd. (India)
7.11% (1)	03/11/32		$200,000	195,626

				297,399

Entertainment — 2.1%
Banijay Entertainment SAS (France)
8.13% (1)	05/01/29		72,000	73,788
Caesars Entertainment, Inc.
4.63% (1)	10/15/29		80,000	74,116
6.50% (1)	02/15/32		75,000	75,488
Churchill Downs, Inc.
6.75% (1)	05/01/31		73,000	73,836
Cinemark USA, Inc.
7.00% (1)	08/01/32		71,000	72,661
Everi Holdings, Inc.
5.00% (1)	07/15/29		74,000	74,383
Great Canadian Gaming Corp.
8.75% (1)	11/15/29		72,000	71,562
Light & Wonder International, Inc.
7.50% (1)	09/01/31		71,000	73,004

See accompanying Notes to Financial Statements.

TCW Multisector Credit Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

Issues	Maturity Date		Principal Amount	Value
Ontario Gaming GTA LP/OTG Co-Issuer, Inc. (Canada)
8.00% (1)	08/01/30		$118,000	$113,735
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp.
6.63% (1)	02/01/33		125,000	123,636
WarnerMedia Holdings, Inc.
5.14%	03/15/52		225,000	154,649
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
6.25% (1)	03/15/33		75,000	72,716

				1,053,574

Environmental Control — 0.4%
GFL Environmental, Inc.
6.75% (1)	01/15/31		70,000	72,949
Waste Pro USA, Inc.
7.00% (1)	02/01/33		125,000	128,001

				200,950

Food — 0.5%
Pilgrim’s Pride Corp.
6.88%	05/15/34		75,000	81,332
Post Holdings, Inc.
6.38% (1)	03/01/33		174,000	172,592

				253,924

Gas — 1.3%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.88%	08/20/26		17,000	16,812
9.38% (1)	06/01/28		55,000	54,694
Brooklyn Union Gas Co.
6.39% (1)	09/15/33		150,000	158,105
China Oil & Gas Group Ltd.
4.70% (2)	06/30/26		200,000	192,210
National Gas Transmission PLC (United Kingdom)
4.25% (2)	04/05/30	EUR	100,000	118,835
Venture Global Plaquemines LNG LLC
7.75% (1)	05/01/35		$120,000	123,306

				663,962

Health Care-Products — 0.6%
Bausch & Lomb Corp.
8.38% (1)	10/01/28		117,000	122,265
Medline Borrower LP
5.25% (1)	10/01/29		15,000	14,264
Teleflex, Inc.
4.25% (1)	06/01/28		77,000	73,834

Issues	Maturity Date		Principal Amount	Value
Thermo Fisher Scientific, Inc.
0.50%	03/01/28	EUR	100,000	$107,129

				317,492

Health Care-Services — 1.8%
Centene Corp.
3.38%	02/15/30		$125,000	114,055
HAH Group Holding Co. LLC
9.75% (1)	10/01/31		72,000	69,232
HealthEquity, Inc.
4.50% (1)	10/01/29		78,000	73,742
Kedrion SpA (Italy)
6.50% (1)	09/01/29		180,000	172,582
ModivCare, Inc.
5.00% (1),(5)	10/01/29		258,300	80,073
Molina Healthcare, Inc.
6.25% (1)	01/15/33		125,000	124,265
Surgery Center Holdings, Inc.
7.25% (1)	04/15/32		73,000	72,896
Tenet Healthcare Corp.
6.75%	05/15/31		122,000	125,160
UnitedHealth Group, Inc.
5.15%	07/15/34		50,000	50,178

				882,183

Household Products/Wares — 0.6%
Central Garden & Pet Co.
4.13% (1)	04/30/31		222,000	200,107
Spectrum Brands, Inc.
3.88% (1)	03/15/31		142,000	117,262

				317,369

Insurance — 1.8%
Acrisure LLC/Acrisure Finance, Inc.
7.50% (1)	11/06/30		162,000	165,784
8.25% (1)	02/01/29		72,000	73,773
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
7.00% (1)	01/15/31		120,000	121,842
7.38% (1)	10/01/32		74,000	74,848
AmWINS Group, Inc.
4.88% (1)	06/30/29		78,000	74,391
AssuredPartners, Inc.
7.50% (1)	02/15/32		72,000	76,642

See accompanying Notes to Financial Statements.

TCW Multisector Credit Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

Issues	Maturity Date	Principal Amount	Value
Farmers Exchange Capital II
6.15% (3 mo. USD Term SOFR + 4.006%)(1),(4)	11/01/53	$200,000	$192,762
HUB International Ltd.
7.38% (1)	01/31/32	119,000	122,668

			902,710

Internet — 0.4%
Cogent Communications Group, Inc./Cogent Communications Finance, Inc.
7.00% (1)	06/15/27	72,000	72,426
Snap, Inc.
6.88% (1)	03/01/33	125,000	124,887

			197,313

Iron & Steel — 1.2%
CSN Resources SA
8.88% (1)	12/05/30	255,000	244,573
Samarco Mineracao SA
9.50% (1),(6)	06/30/31	360,290	339,393

			583,966

Leisure Time — 0.3%
MajorDrive Holdings IV LLC
6.38% (1)	06/01/29	180,000	134,912

Lodging — 0.6%
Hilton Domestic Operating Co., Inc.
3.63% (1)	02/15/32	140,000	124,145
MGM Resorts International
6.50%	04/15/32	75,000	73,994
Wyndham Hotels & Resorts, Inc.
4.38% (1)	08/15/28	77,000	74,181

			272,320

Machinery-Diversified — 0.2%
TK Elevator U.S. Newco, Inc. (Germany)
5.25% (1)	07/15/27	75,000	73,855

Media — 1.1%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.90%	06/01/52	55,000	34,997

Issues	Maturity Date	Principal Amount	Value
CSC Holdings LLC
7.50% (1)	04/01/28	$33,000	$24,255
11.75% (1)	01/31/29	147,000	138,994
DISH Network Corp.
11.75% (1)	11/15/27	118,000	124,072
Sirius XM Radio LLC
3.88% (1)	09/01/31	86,000	73,823
VZ Secured Financing BV (Netherlands)
5.00% (1)	01/15/32	191,000	166,768

			562,909

Mining — 1.5%
Aris Mining Corp.
8.00% (1)	10/31/29	174,000	175,914
First Quantum Minerals Ltd. (Zambia)
8.63% (2)	06/01/31	320,000	324,704
Novelis Corp.
3.25% (1)	11/15/26	80,000	77,697
Volcan Cia Minera SAA (Peru)
8.75% (2)	01/24/30	173,000	163,590

			741,905

Municipal Bonds — 0.6%
Istanbul Metropolitan Municipality
10.50% (1)	12/06/28	296,000	315,870

Oil & Gas — 3.2%
Energean Israel Finance Ltd.
5.38% (2)	03/30/28	369,279	348,861
Gran Tierra Energy, Inc. (Colombia)
9.50% (2)	10/15/29	355,000	279,545
Leviathan Bond Ltd. (Israel)
6.75% (2)	06/30/30	212,490	206,145
Petroleos Mexicanos
5.95%	01/28/31	386,000	320,098
SM Energy Co.
7.00% (1)	08/01/32	73,000	67,391
Transocean Titan Financing Ltd.
8.38% (1)	02/01/28	106,762	105,874
Uzbekneftegaz JSC
8.75% (1)	05/07/30	205,000	229,379

			1,557,293

Oil & Gas Services — 2.3%
Archrock Partners LP/Archrock Partners Finance Corp.
6.63% (1)	09/01/32	246,000	244,800

See accompanying Notes to Financial Statements.

TCW Multisector Credit Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

Issues	Maturity Date	Principal Amount	Value
Aris Water Holdings LLC
7.25% (1)	04/01/30	$125,000	$124,222
Kodiak Gas Services LLC
7.25% (1)	02/15/29	71,000	72,202
USA Compression Partners LP/USA Compression Finance Corp.
6.88%	09/01/27	245,000	243,459
7.13% (1)	03/15/29	121,000	122,254
Yinson Boronia Production BV
8.95% (1)	07/31/42	297,354	305,415

			1,112,352

Packaging & Containers — 0.9%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.13% (1)	08/15/26	86,000	76,043
Clearwater Paper Corp.
4.75% (1)	08/15/28	183,000	170,715
Graham Packaging Co., Inc.
7.13% (1)	08/15/28	75,000	73,364
Sealed Air Corp./Sealed Air Corp. U.S.
7.25% (1)	02/15/31	120,000	124,996

			445,118

Pharmaceuticals — 2.0%
1261229 BC Ltd.
10.00% (1)	04/15/32	125,000	122,650
Bayer U.S. Finance II LLC (Germany)
4.40% (1)	07/15/44	107,000	80,384
4.88% (1)	06/25/48	186,000	146,624
Bayer U.S. Finance LLC (Germany)
6.88% (1)	11/21/53	30,000	30,421
CVS Health Corp.
5.70%	06/01/34	60,000	60,978
6.75% (5 yr. CMT + 2.516%)(4)	12/10/54	75,000	74,701
Grifols SA (Spain)
4.75% (1)	10/15/28	180,000	167,691
Jazz Securities DAC
4.38% (1)	01/15/29	135,000	128,297
Option Care Health, Inc.
4.38% (1)	10/31/29	81,000	76,662
Teva Pharmaceutical Finance Netherlands III BV (Israel)
8.13%	09/15/31	110,000	121,207

			1,009,615

Issues	Maturity Date		Principal Amount	Value

Pipelines — 1.8%
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates)
2.94% (2)	09/30/40		$313,550	$255,271
Global Partners LP/GLP Finance Corp.
6.88%	01/15/29		122,000	121,419
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.38% (1)	02/15/32		122,000	111,244
Rockies Express Pipeline LLC
4.80% (1)	05/15/30		80,000	75,018
Venture Global Calcasieu Pass LLC
4.13% (1)	08/15/31		190,000	171,023
Venture Global LNG, Inc.
9.00% (5 yr. CMT + 5.440%)(1),(3),(4)	09/30/29		25,000	21,485
9.88% (1)	02/01/32		153,000	155,768

				911,228

Real Estate — 0.6%
Cushman & Wakefield U.S. Borrower LLC
8.88% (1)	09/01/31		114,000	122,053
Port of Spain Waterfront Development
7.88% (1)	02/19/40		200,000	188,116

				310,169

REIT — 1.0%
GLP Capital LP/GLP Financing II, Inc.
4.00%	01/15/30		125,000	117,990
Hudson Pacific Properties LP
3.95%	11/01/27		194,000	168,627
Iron Mountain, Inc. (REIT)
5.63% (1)	07/15/32		76,000	73,903
Realty Income Corp.
5.13%	07/06/34	EUR	100,000	124,548

				485,068

Retail — 2.3%
1011778 BC ULC/New Red Finance, Inc. (Canada)
4.00% (1)	10/15/30		$83,000	75,649
Asbury Automotive Group, Inc.
5.00% (1)	02/15/32		81,000	73,868
Ferrellgas LP/Ferrellgas Finance Corp.
5.88% (1)	04/01/29		186,000	161,560
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
6.75% (1)	01/15/30		132,000	115,484

See accompanying Notes to Financial Statements.

TCW Multisector Credit Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

Issues	Maturity Date		Principal Amount	Value
FirstCash, Inc.
6.88% (1)	03/01/32		$121,000	$123,873
LCM Investments Holdings II LLC
8.25% (1)	08/01/31		117,000	122,612
Lithia Motors, Inc.
3.88% (1)	06/01/29		133,000	123,633
Michaels Cos., Inc.
5.25% (1)	05/01/28		65,000	34,166
Papa John’s International, Inc.
3.88% (1)	09/15/29		146,000	135,717
Saks Global Enterprises LLC
11.00% (1)	12/15/29		50,000	30,353
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.00% (1)	06/01/31		134,000	122,724

				1,119,639

Semiconductors — 0.0%
Intel Corp.
3.73%	12/08/47		15,000	10,231

Software — 0.8%
Cloud Software Group, Inc.
8.25% (1)	06/30/32		70,000	73,112
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL
8.75% (1)	05/01/29		72,000	69,931
RingCentral, Inc.
8.50% (1)	08/15/30		114,000	120,057
SS&C Technologies, Inc.
6.50% (1)	06/01/32		71,000	72,183
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.
3.88% (1)	02/01/29		81,000	74,534

				409,817

Telecommunications — 2.2%
Altice Financing SA (Luxembourg)
5.75% (1)	08/15/29		140,000	103,086
9.63% (1)	07/15/27		76,000	65,745
CommScope LLC
9.50% (1)	12/15/31		30,000	30,711
Consolidated Communications, Inc.
6.50% (1)	10/01/28		128,000	126,133
Frontier Communications Holdings LLC
6.75% (1)	05/01/29		173,000	173,953
8.63% (1)	03/15/31		65,000	68,977
Global Switch Finance BV (United Kingdom)
1.38% (2)	10/07/30	EUR	100,000	107,276

Issues	Maturity Date		Principal Amount	Value
Telecom Argentina SA (Argentina)
9.50% (1)	07/18/31	EUR	251,000	$262,348
Windstream Services LLC/Windstream Escrow Finance Corp.
8.25% (1)	10/01/31		125,000	128,250

				1,066,479

Water — 0.4%
Aegea Finance SARL (Brazil)
9.00% (2)	01/20/31		200,000	208,676

Total Corporate Bonds (Cost: $24,807,508)				24,498,822

FOREIGN GOVERNMENT BONDS — 10.9%
Angola Government International Bonds
8.75% (2)	04/14/32		370,000	286,139
Argentina Republic Government International Bonds
4.13%	07/09/35		266,529	177,101
Bahrain Government International Bonds
6.75% (1)	09/20/29		328,000	333,934
Colombia Government International Bonds
4.13%	05/15/51		460,000	255,088
Dominican Republic International Bonds
5.88% (2)	01/30/60		305,000	251,198
Ecuador Government International Bonds
5.50% (2)	07/31/35		239,849	144,001
Egypt Government International Bonds
5.88% (1)	02/16/31		396,000	320,712
El Salvador Government International Bonds
9.50% (2)	07/15/52		161,000	160,960
Gabon Government International Bonds
6.63% (1)	02/06/31		$203,000	143,612
Gabon Government International Bonds
6.60% (1)	06/13/36		263,000	263,592
Israel Government International Bonds
5.75%	03/12/54		289,000	259,629
Ivory Coast Government International Bonds
6.13% (1)	06/15/33		288,000	247,484
Jordan Government International Bonds
7.75% (1)	01/15/28		256,000	259,581
Mexico Government International Bonds
4.40%	02/12/52		282,000	189,473
Nigeria Government International Bonds
7.70% (1)	02/23/38		201,000	153,978
Oman Government International Bonds
6.25% (1)	01/25/31		200,000	210,076
Pakistan Government International Bonds
7.38% (1)	04/08/31		200,000	158,018

See accompanying Notes to Financial Statements.

TCW Multisector Credit Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

Issues	Maturity Date	Principal Amount	Value
Panama Government International Bonds
6.40%	02/14/35	$210,000	$198,973
Republic of Kenya Government International Bonds
6.30% (1)	01/23/34	412,000	313,466
Republic of South Africa Government International Bonds
5.88%	06/22/30	204,000	197,902
Romania Government International Bonds
7.63% (2)	01/17/53	186,000	179,297
Senegal Government International Bonds
6.25% (1)	05/23/33	387,000	268,795
Sri Lanka Government International Bonds
3.10% (2)	01/15/30	215,000	175,939
Turkiye Government International Bonds
9.38%	01/19/33	200,000	220,082

Total Foreign Government Bonds (Cost: $5,585,218)			5,369,030

ASSET-BACKED SECURITIES — 4.0%
AMMC CLO 30 Ltd. Series 2024-30A, Class A1
5.94% (3 mo. USD Term SOFR + 1.680%)(1),(4)	01/15/37	250,000	250,455
Bear Mountain Park CLO Ltd. Series 2022-1A, Class BR
6.01% (3 mo. USD Term SOFR + 1.750%)(1),(4)	07/15/37	225,000	224,077
CIFC Funding Ltd. Series 2023-3A, Class B
6.57% (3 mo. USD Term SOFR + 2.300%)(1),(4)	01/20/37	250,000	250,949
GoldenTree Loan Management U.S. CLO 11 Ltd. Series 2021-11A, Class AR
5.35% (3 mo. USD Term SOFR + 1.080%)(1),(4)	10/20/34	250,000	248,629
OHA Credit Funding 1 Ltd. Series 2018-1A, Class B1R
6.27% (3 mo. USD Term SOFR + 2.000%)(1),(4)	04/20/37	250,000	250,671

Issues	Maturity Date	Principal Amount	Value
Rockford Tower CLO Ltd. Series 2020-1A, Class A1RR
5.36% (3 mo. USD Term SOFR + 1.090%)(1),(4)	01/20/36	$250,000	$248,206
Rockford Tower CLO Ltd. Series 2022-2A, Class BR
6.77% (3 mo. USD Term SOFR + 2.500%)(1),(4)	10/20/35	250,000	250,795
Sixth Street CLO VIII Ltd. Series 2017-8A, Class A1R2
5.42% (3 mo. USD Term SOFR + 1.150%)(1),(4)	10/20/34	250,000	248,674

Total Asset-backed Securities (Cost: $1,986,880)			1,972,456

BANK LOANS — 35.4%

Aerospace/Defense — 0.5%
Air Comm Corp. LLC 2024 Term Loan
7.32% (1 mo. USD Term SOFR + 3.000%)(4),(7)	11/21/31	230,769	228,894

Airlines — 0.5%
Air Canada 2024 Term Loan B
6.32% (1 mo. USD Term SOFR + 2.000%)(4)	03/21/31	248,744	246,282

Auto Parts & Equipment — 0.3%
First Brands Group LLC 2021 Term Loan
9.54% (3 mo. USD Term SOFR + 5.000%)(4)	03/30/27	174,547	162,734

Beverages — 0.5%
Celsius Holdings, Inc. Term Loan
7.55% (3 mo. USD Term SOFR + 3.250%)(4)	04/01/32	125,000	124,427

See accompanying Notes to Financial Statements.

TCW Multisector Credit Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

Issues	Maturity Date	Principal Amount	Value
Naked Juice LLC 2025 FLFO Term Loan
9.71% (3 mo. USD Term SOFR + 5.500%)(4)	01/24/29	$125,000	$120,750

			245,177

Commercial Services — 3.5%
Archkey Solutions LLC 2024 Term Loan B
9.03% (3 mo. USD Term SOFR + 4.750%)(4),(8)	11/01/31	224,138	223,858
ASP Dream Acquisition Co. LLC Term Loan B
8.67% (1 mo. USD Term SOFR + 4.250%)(4)	12/15/28	249,357	239,383
Crisis Prevention Institute, Inc. 2024 Term Loan B
8.30% (3 mo. USD Term SOFR + 4.000%)(4)	04/09/31	249,375	245,634
Holding Socotec SAS 2024 USD Term Loan B
8.06% (3 mo. USD Term SOFR + 3.750%)(4)	06/30/28	125,000	125,000
Priority Holdings LLC 2024 Term Loan B
9.07% (1 mo. USD Term SOFR + 4.750%)(4)	05/16/31	246,736	246,736
Trans Union LLC 2024 Term Loan B9
6.07% (1 mo. USD Term SOFR + 1.750%)(4)	06/24/31	124,688	124,166
TruGreen LP 2020 Term Loan
8.42% (1 mo. USD Term SOFR + 4.000%)(4)	11/02/27	298,442	283,519

Issues	Maturity Date	Principal Amount	Value
Veritiv Corp. Term Loan B
8.30% (3 mo. USD Term SOFR + 4.000%)(4)	11/30/30	$249,373	$247,758

			1,736,054

Computers — 0.5%
Peraton Corp. Term Loan B
8.17% (1 mo. USD Term SOFR + 3.750%)(4)	02/01/28	249,338	225,606

Cosmetics/Personal Care — 0.2%
Opal U.S. LLC Term Loan B
0.00% (9)	03/31/32	125,000	124,141

Diversified Financial Services — 1.8%
Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6
6.07% (1 mo. USD Term SOFR + 1.750%)(4)	06/24/30	349,125	348,181
Blackhawk Network Holdings, Inc. 2025 Term Loan B
8.32% (1 mo. USD Term SOFR + 4.000%)(4)	03/12/29	174,125	174,221
Dechra Pharmaceuticals Holdings Ltd. USD Term Loan B
7.51% (6 mo. USD Term SOFR + 3.250%)(4)	01/27/32	125,000	124,024
Guggenheim Partners LLC 2024 Term Loan B
6.80% (3 mo. USD Term SOFR + 2.500%)(4)	11/26/31	249,375	249,478

			895,904

Electric — 2.8%
EFS Cogen Holdings I LLC 2020 Term Loan B
7.80% (3 mo. USD Term SOFR + 3.500%)(4)	10/03/31	248,125	248,616

See accompanying Notes to Financial Statements.

TCW Multisector Credit Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

Issues	Maturity Date	Principal Amount	Value
Hamilton Projects Acquiror LLC 2024 Term Loan B
7.32% (1 mo. USD Term SOFR + 3.000%)(4)	05/22/31	$102,549	$103,017
Kestrel Acquisition LLC 2024 Term Loan B
7.80% (3 mo. USD Term SOFR + 3.500%)(4)	11/06/31	348,250	348,866
Potomac Energy Center LLC 2025 Term Loan
0.00% (9)	03/14/32	125,000	124,531
Potomac Energy Center LLC Term Loan
10.56% (3 mo. USD Term SOFR + 6.000%)(4)	11/12/26	250,000	251,250
South Field LLC 2025 Term Loan B
7.55% (3 mo. USD Term SOFR + 3.250%)(4)	08/29/31	298,337	297,406
South Field LLC 2025 Term Loan C
7.55% (3 mo. USD Term SOFR + 3.250%)(4)	08/29/31	19,071	19,012

			1,392,698

Electronics — 0.7%
TCP Sunbelt Acquisition Co. 2024 Term Loan B
8.57% (3 mo. USD Term SOFR + 4.250%)(4)	10/24/31	349,125	349,999

Engineering & Construction — 2.0%
Artera Services LLC 2024 Term Loan
8.80% (3 mo. USD Term SOFR + 4.500%)(4)	02/15/31	174,121	166,449
DG Investment Intermediate Holdings 2, Inc. 2021 Term Loan
7.94% (1 mo. USD Term SOFR + 3.500%)(4)	03/31/28	248,711	248,525

Issues	Maturity Date	Principal Amount	Value
Legence Holdings LLC 2025 Term Loan B
7.57% (1 mo. USD Term SOFR + 3.250%)(4)	12/18/28	$248,711	$245,665
Wrench Group LLC 2019 Term Loan B
8.56% (3 mo. USD Term SOFR + 4.000%)(4)	10/30/28	348,241	342,582

			1,003,221

Entertainment — 0.9%
Caesars Entertainment, Inc. Term Loan B
6.56% (3 mo. USD Term SOFR + 2.250%)(4)	02/06/30	260,317	257,324
Showtime Acquisition LLC 2024 1st Lien Term Loan
9.07% (3 mo. USD Term SOFR + 4.750%)(4)	08/13/31	174,563	174,999

			432,323

Environmental Control — 0.7%
Tidal Waste & Recycling Holdings LLC Term Loan B
7.80% (3 mo. USD Term SOFR + 3.500%)(4)	10/24/31	350,000	351,020

Food — 1.3%
1440 Food Topco LLC Term Loan B
9.32% (1 mo. USD Term SOFR + 5.000%)(4)	10/31/31	125,000	119,258
8th Avenue Food & Provisions, Inc. 2018 1st Lien Term Loan
8.19% (1 mo. USD Term SOFR + 3.750%)(4)	10/01/25	124,337	118,120
BCPE North Star U.S. HoldCo 2, Inc. Term Loan
8.44% (1 mo. USD Term SOFR + 4.000%)(4)	06/09/28	149,227	145,404

See accompanying Notes to Financial Statements.

TCW Multisector Credit Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

Issues	Maturity Date	Principal Amount	Value
United Natural Foods, Inc. 2024 Term Loan
9.07% (1 mo. USD Term SOFR + 4.750%)(4)	05/01/31	$248,744	$249,988

			632,770

Forest Products & Paper — 0.5%
Glatfelter Corp. Term Loan B
8.56% (3 mo. USD Term SOFR + 4.250%)(4)	11/04/31	249,375	239,478

Health Care-Services — 2.7%
Dermatology Intermediate Holdings III, Inc. 2023 Incremental Term Loan B
9.78% (3 mo. USD Term SOFR + 5.500%)(4)	03/30/29	248,744	232,576
Heartland Dental LLC 2024 Term Loan
8.82% (1 mo. USD Term SOFR + 4.500%)(4)	04/28/28	348,241	345,043
Help At Home, Inc. 2024 Term Loan B
9.32% (1 mo. USD Term SOFR + 5.000%)(4)	09/24/31	349,125	338,761
Modivcare, Inc. 2025 Incremental Term Loan
11.71% (3 mo. USD Term SOFR + 7.500%)(4)	01/09/26	43,347	33,777
NAPA Management Services Corp. Term Loan B
9.67% (1 mo. USD Term SOFR + 5.250%)(4)	02/23/29	174,103	155,858
Star Parent, Inc. Term Loan B
8.30% (3 mo. USD Term SOFR + 4.000%)(4)	09/27/30	248,744	241,127

			1,347,142

Issues	Maturity Date	Principal Amount	Value

Insurance — 1.5%
AmWINS Group, Inc. 2025 Term Loan B
6.57% (1 mo. USD Term SOFR + 2.250%)(4)	01/30/32	$250,000	$249,044
Asurion LLC 2021 Second Lien Term Loan B4
9.69% (1 mo. USD Term SOFR + 5.250%)(4)	01/20/29	125,000	115,156
Asurion LLC 2022 Term Loan B10
8.42% (1 mo. USD Term SOFR + 4.000%)(4)	08/19/28	248,724	240,778
Asurion LLC 2023 Term Loan B11
8.67% (1 mo. USD Term SOFR + 4.250%)(4)	08/19/28	125,000	121,495

			726,473

Internet — 3.5%
Arches Buyer, Inc. 2021 Term Loan B
7.67% (1 mo. USD Term SOFR + 3.250%)(4)	12/06/27	249,349	244,705
Barracuda Networks, Inc. 2022 Term Loan
8.78% (3 mo. USD Term SOFR + 4.500%)(4)	08/15/29	174,109	146,025
Delivery Hero SE 2024 USD Term Loan B
9.31% (3 mo. USD Term SOFR + 5.000%)(4)	12/12/29	348,241	348,850
Getty Images, Inc. 2025 USD Term Loan B
11.25%	02/21/30	175,000	173,469
Magnite, Inc. 2025 Repriced Term Loan B
7.32% (1 mo. USD Term SOFR + 3.000%)(4)	02/06/31	375,000	366,094

See accompanying Notes to Financial Statements.

TCW Multisector Credit Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

Issues	Maturity Date	Principal Amount	Value
MH Sub I LLC 2023 Term Loan
8.57% (1 mo. USD Term SOFR + 4.250%)(4)	05/03/28	$348,228	$330,381
TripAdvisor, Inc. Term Loan
7.05% (3 mo. USD Term SOFR + 2.750%)(4)	07/08/31	124,687	121,881

			1,731,405

Leisure Time — 0.6%
MajorDrive Holdings IV LLC Term Loan B
8.56% (3 mo. USD Term SOFR + 4.000%)(4)	06/01/28	124,676	116,174
Sabre GLBL, Inc. 2022 1st Lien Term Loan B
9.42% (1 mo. USD Term SOFR + 5.000%)(4)	06/30/28	175,000	166,251

			282,425

Machinery-Construction & Mining — 0.5%
WEC U.S. Holdings Ltd. 2024 Term Loan
6.57% (1 mo. USD Term SOFR + 2.250%)(4)	01/27/31	248,747	246,804

Machinery-Diversified — 0.7%
Arcline FM Holdings LLC 2024 Term Loan
7.82% (3 mo. USD Term SOFR + 4.319%)(4)	06/23/28	248,750	248,387
TK Elevator Midco GmbH 2025 Term Loan B
0.00% (9)	04/30/30	125,000	124,664

			373,051

Media — 1.5%
Charter Communications Operating LLC 2024 Term Loan B5
6.55% (3 mo. USD Term SOFR + 2.250%)(4)	12/15/31	124,688	124,399

Issues	Maturity Date	Principal Amount	Value
Telenet Financing USD LLC 2020 USD Term Loan AR
6.44% (1 mo. USD Term SOFR + 2.000%)(4)	04/30/28	$300,000	$293,813
Virgin Media Bristol LLC USD Term Loan N
6.94% (1 mo. USD Term SOFR + 2.500%)(4)	01/31/28	350,000	345,753

			763,965

Office/Business Equipment — 0.6%
Xerox Holdings Corp. 2023 Term Loan B
8.30% (3 mo. USD Term SOFR + 4.000%)(4)	11/17/29	297,963	277,851

Oil & Gas — 0.3%
WaterBridge Midstream Operating LLC 2024 1st Lien Term Loan B
9.05% (3 mo. USD Term SOFR + 4.750%)(4)	06/27/29	174,125	166,773

Packaging & Containers — 0.3%
Balcan Innovations, Inc. Term Loan B
9.03% (3 mo. USD Term SOFR + 4.750%)(4)	10/10/31	175,000	173,250

Pharmaceuticals — 0.8%
Covetrus, Inc. Term Loan
9.30% (3 mo. USD Term SOFR + 5.000%)(4)	10/13/29	248,731	234,467
Gainwell Acquisition Corp. Term Loan B
8.40% (3 mo. USD Term SOFR + 4.000%)(4)	10/01/27	149,221	139,219

			373,686

See accompanying Notes to Financial Statements.

TCW Multisector Credit Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

Issues	Maturity Date	Principal Amount	Value
Retail — 0.5%
Lakeshore Intermediate LLC Term Loan
7.94% (1 mo. USD Term SOFR + 3.500%)(4)	09/29/28	$248,715	$230,606

Software — 3.7%
Boxer Parent Co., Inc. 2025 USD Term Loan B
7.32% (1 mo. USD Term SOFR + 3.000%)(4)	07/30/31	250,000	245,440
Cast & Crew Payroll LLC 2021 Incremental Term Loan
8.07% (1 mo. USD Term SOFR + 3.750%)(4)	12/29/28	124,357	119,482
Cloud Software Group, Inc. 2024 USD Term Loan
8.05% (3 mo. USD Term SOFR + 3.750%)(4)	03/21/31	249,375	246,881
Open Text Corp. 2023 Term Loan B
6.07% (1 mo. USD Term SOFR + 1.750%)(4)	01/31/30	347,164	346,556
Project Alpha Intermediate Holding, Inc. 2024 1st Lien Term Loan B
7.55% (3 mo. USD Term SOFR + 3.250%)(4)	10/28/30	250,000	249,289
Renaissance Holdings Corp. 2024 1st Lien Term Loan
8.28% (3 mo. USD Term SOFR + 4.000%)(4)	04/05/30	248,741	232,676
SolarWinds Holdings, Inc. 2025 Term Loan
8.26% (3 mo. USD Term SOFR + 4.000%)(4)	04/16/32	125,000	120,977

Issues	Maturity Date	Principal Amount	Value
Surf Holdings LLC 2025 Incremental Term Loan
7.93% (1 mo. USD Term SOFR + 3.500%)(4)	03/05/27	$249,346	$249,483

			1,810,784

Telecommunications — 1.5%
CCI Buyer, Inc. Term Loan
8.30% (3 mo. USD Term SOFR + 4.000%)(4)	12/17/27	248,705	249,115
Consolidated Communications, Inc. 2021 Term Loan B
7.94% (1 mo. USD Term SOFR + 3.500%)(4)	10/02/27	250,000	248,160
Zayo Group Holdings, Inc. 2022 USD Incremental Term Loan B
8.57% (1 mo. USD Term SOFR + 4.250%)(4)	03/09/27	248,718	233,314

			730,589

Total Bank Loans (Cost: $17,775,740)			17,501,105

Total Fixed Income Securities (Cost: $50,155,346)			49,341,413

CONVERTIBLE SECURITIES (0.2%)

CONVERTIBLE CORPORATE BONDS — 0.2% (Cost: $76,838)

Commercial Services — 0.2%
Worldline SA (France)
0.00% (2),(10)	07/30/26	77,400	85,064

Total Convertible Securities (Cost: $76,838)			85,064

See accompanying Notes to Financial Statements.

TCW Multisector Credit Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

Issues	Maturity Date	Shares	Value
MONEY MARKET INVESTMENTS — 1.8%
State Street Institutional U.S. Government Money Market Fund — Premier Class, 4.29% (11)		483,794	$483,794
TCW Central Cash Fund, 4.34%(11),(12)		422,702	422,702

Total Money Market Investments (Cost: $906,496)			906,496

Total Investments (101.8%) (Cost: $51,138,680)			50,332,973

Net unrealized depreciation on unfunded commitments—0.00%			(295)
Liabilities In Excess Of Other Assets (-1.8%)			(876,848)
Net Assets (100.0%)			$49,455,830

See accompanying Notes to Financial Statements.

TCW Multisector Credit Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)

SELL (13)
Goldman Sachs & Co.	EUR	782,000	07/11/25	$850,132	$889,582	$(39,450)

				$850,132	$889,582	$ (39,450)

FUTURES CONTRACTS

Number of Contracts	Type	Expiration Date	Notional	Market Value	Net Unrealized Appreciation (Depreciation)

Short Futures
2	Euro SCHWATZ Futures	06/6/25	$(242,755)	$(243,721)	$(966)
3	Euro-Bobl Future	06/6/25	(400,652)	(406,569)	(5,917)
2	Euro-Bund Future	06/6/25	(292,805)	(298,574)	(5,769)
			$(936,212)	$(948,864)	$(12,652)

Notes to the Schedule of Investments:
ABS	Asset-Backed Securities.
CLO	Collateralized Loan Obligation.
PAC	Planned Amortization Class.
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
EUR	Euro Currency.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2025, the value of these securities amounted to $22,812,874 or 46.1% of net assets. These securities are determined to be liquid by the Fund’s investment adviser, unless otherwise noted, under procedures established by and under the general supervision of the Trust’s Board of Trustees.
(2)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At April 30, 2025, the value of these securities amounted to $4,749,142 or 9.6% of net assets.
(3)	Perpetual maturity.
(4)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2025.
(5)	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer — 5.00% cash or 10.00% PIK interest.
(6)	PIK.
(7)	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $19,231, at an interest rate of 7.32% and a maturity of September 1, 2031. The investment is accruing an unused commitment fee of 1.00% per annum.
(8)	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $224,138, at an interest rate of 9.03% and a maturity of November 1, 2031. The investment is accruing an unused commitment fee of 4.75% per annum.

See accompanying Notes to Financial Statements.

TCW Multisector Credit Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

(9)	This position represents an unsettled bank loan at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
(10)	Security is not accruing interest.
(11)	Rate disclosed is the 7-day net yield as of April 30, 2025.
(12)	Affiliated issuer.
(13)	Fund sells foreign currency, buys USD.

See accompanying Notes to Financial Statements.

TCW Multisector Credit Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

The summary of the TCW Multisector Credit Income ETF transactions in the affiliated funds for the period ended April 30, 2025 is as follows:

Name of Affiliated Fund	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Number of Shares Held April 30, 2025	Value at April 30, 2025	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund	$—	$11,497,702	$11,075,000	422,702	$422,702	$51,119	$—	$—	$—
Total					$422,702	$51,119	$—	$—	$—

See accompanying Notes to Financial Statements.

TCW Multisector Credit Income ETF

Fair Valuation Summary (Unaudited)	April 30, 2025

The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds	$—	$24,498,822	$—	$24,498,822
Bank Loans	—	17,501,105	—	17,501,105
Foreign Government Bonds	—	5,369,030	—	5,369,030
Asset-Backed Securities	—	1,972,456	—	1,972,456

Total Fixed Income Securities	—	49,341,413	—	49,341,413
Money Market Investments	906,496	—	—	906,496
Convertible Corporate Bonds	—	85,064	—	85,064
Unfunded Commitments Depreciation	—	(295)	—	(295)

Total Investments	$906,496	$49,426,182	$—	$50,332,678
Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(39,450)	$—	$(39,450)
Futures Contracts
Interest Rate Risk	(12,652)	—	—	(12,652)

Total	$(12,652)	$(39,450)	$—	$(52,102)

See accompanying Notes to Financial Statements.

TCW Senior Loan ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES—93.7% of Net Assets
ASSET-BACKED SECURITIES—0.7%
AMMC CLO 18 Ltd. Series 2016-18A, Class BR
6.18% (3 mo. USD Term SOFR + 1.862%)(1),(2)	05/26/31	$915,000	$916,957
AMMC CLO 30 Ltd. Series 2024-30A, Class A1
5.94% (3 mo. USD Term SOFR + 1.680%)(1),(2)	01/15/37	750,000	751,365
Elmwood CLO 15 Ltd. Series 2022-2A, Class A1
5.61% (3 mo. USD Term SOFR + 1.340%)(1),(2)	04/22/35	250,000	250,063
Golub Capital Partners CLO 69M Ltd. Series 2023-69A, Class B1
7.55% (3 mo. USD Term SOFR + 3.250%)(1),(2)	11/09/36	500,000	503,347

			2,421,732

Total Asset-Backed Securities (Cost: $2,393,326)			2,421,732

BANK LOANS—89.7%

Advertising — 1.2%
Advantage Sales & Marketing, Inc. 2024 Term Loan
8.79% (3 mo. USD Term SOFR + 4.250%)(1)	10/28/27	1,379,086	1,220,560
Neptune Bidco U.S., Inc. 2022 USD Term Loan A
9.08% (3 mo. USD Term SOFR + 4.750%)(1)	04/11/29	563,500	495,680
Planet U.S. Buyer LLC 2024 Term Loan B
7.32% (3 mo. USD Term SOFR + 3.000%)(1)	02/07/31	1,151,182	1,146,722

Issues	Maturity Date	Principal Amount	Value
Red Ventures LLC 2024 Term Loan B
7.07% (1 mo. USD Term SOFR + 2.750%)(1)	03/03/30	$981,682	$955,176

			3,818,138

Aerospace & Defense — 1.2%
Air Comm Corp. LLC 2024 Term Loan
7.32% (1 mo. USD Term SOFR + 3.000%)(1),(3)	11/21/31	324,961	322,321
HDI Aerospace Intermediate Holding III Corp. Term Loan B
8.73% (3 mo. USD Term SOFR + 4.500%)(1)	02/11/32	833,333	831,250
Novaria Holdings LLC 2024 Term Loan B
7.82% (1 mo. USD Term SOFR + 3.500%)(1)	06/06/31	1,197,625	1,197,625
TransDigm, Inc. 2024 Term Loan I
7.05% (3 mo. USD Term SOFR + 2.750%)(1)	08/24/28	1,720,737	1,720,522

			4,071,718

Agriculture — 0.2%
Alltech, Inc. 2025 Term Loan
8.69% (1 mo. USD Term SOFR + 4.250%)(1)	08/13/30	549,604	543,558

Airlines — 0.5%
Air Canada 2024 Term Loan B
6.32% (1 mo. USD Term SOFR + 2.000%)(1)	03/21/31	505,796	500,791
United Airlines, Inc. 2024 1st Lien Term Loan B
6.28% (3 mo. USD Term SOFR + 2.000%)(1)	02/22/31	1,074,078	1,072,907

			1,573,698

See accompanying Notes to Financial Statements.

TCW Senior Loan ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

Issues	Maturity Date	Principal Amount	Value
Apparel — 0.6%
ABG Intermediate Holdings 2 LLC 2024 1st Lien Term Loan B
6.57% (1 mo. USD Term SOFR + 2.250%)(1)	12/21/28	$1,181,634	$1,161,918
WH Borrower LLC 2025 Term Loan B
9.07% (3 mo. USD Term SOFR + 4.750%)(1)	02/20/32	1,000,000	963,750

			2,125,668

Auto Parts & Equipment — 0.3%
First Brands Group LLC 2021 Term Loan
9.54% (3 mo. USD Term SOFR + 5.000%)(1)	03/30/27	971,501	905,755

Banks — 0.1%
Chrysaor Bidco SARL USD Term Loan B
7.74% (3 mo. USD Term SOFR + 3.500%)(1),(4)	10/30/31	288,755	289,568

Beverages — 1.9%
Arterra Wines Canada, Inc. 2020 Term Loan
8.06% (3 mo. USD Term SOFR + 3.500%)(1)	11/24/27	1,019,499	1,001,255
Celsius Holdings, Inc. Term Loan
7.55% (3 mo. USD Term SOFR + 3.250%)(1)	04/01/32	1,250,000	1,244,269
Naked Juice LLC 2025 FLFO Term Loan
9.71% (3 mo. USD Term SOFR + 5.500%)(1)	01/24/29	375,571	362,802
Naked Juice LLC 2025 FLSO Term Loan
7.46% (3 mo. USD Term SOFR + 3.250%)(1)	01/24/29	918,144	585,317

Issues	Maturity Date	Principal Amount	Value
Naked Juice LLC 2025 FLTO Term Loan
10.31% (3 mo. USD Term SOFR + 6.000%)(1)	01/24/30	$337,500	$99,563
Pegasus Bidco BV 2024 Term Loan B
7.57% (3 mo. USD Term SOFR + 3.250%)(1)	07/12/29	1,347,056	1,346,214
Triton Water Holdings, Inc. 2025 Term Loan B
6.55% (3 mo. USD Term SOFR + 2.250%)(1)	03/31/28	1,497,500	1,487,953

			6,127,373

Building Materials — 0.2%
PHRG Intermediate LLC 2025 Term Loan B
8.32% (3 mo. USD Term SOFR + 4.000%)(1),(5)	02/20/32	396,226	369,481
Standard Industries, Inc. 2021 Term Loan B
6.07% (1 mo. USD Term SOFR + 1.750%)(1)	09/22/28	163,182	163,552

			533,033

Chemicals — 1.6%
Archroma Finance SARL 2023 USD Term Loan B2A
9.80% (3 mo. USD Term SOFR + 5.500%)(1)	06/30/27	1,182,189	1,142,781
Chemours Co. 2023 USD Term Loan B
7.32% (1 mo. USD Term SOFR + 3.000%)(1)	08/18/28	496,222	485,263
Hexion Holdings Corp. 2024 Term Loan B
8.33% (1 mo. USD Term SOFR + 4.000%)(1)	03/15/29	1,159,619	1,131,869

See accompanying Notes to Financial Statements.

TCW Senior Loan ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

Issues	Maturity Date	Principal Amount	Value
Mativ Holdings, Inc. Delayed Draw Term Loan A
6.92% (1 mo. USD Term SOFR + 2.500%)(1)	05/06/27	$1,112,320	$1,101,197
SCIH Salt Holdings, Inc. 2021 Incremental Term Loan B
7.28% (3 mo. USD Term SOFR + 3.000%)(1)	01/31/29	1,537,977	1,525,827

			5,386,937

Commercial Services — 13.9%
Albion Financing 3 SARL 2025 USD Term Loan B
7.30% (3 mo. USD Term SOFR + 3.000%)(1)	08/16/29	1,536,333	1,537,777
AlixPartners LLP 2021 Term Loan B
0.00% (6)	02/04/28	1,500,000	1,500,937
Allied Universal Holdco LLC 2021 USD Incremental Term Loan B
8.17% (1 mo. USD Term SOFR + 3.750%)(1)	05/12/28	389,141	389,215
Amspec Parent LLC 2024 Term Loan
8.55% (3 mo. USD Term SOFR + 4.250%)(1),(7)	12/22/31	1,256,667	1,256,667
Anticimex International AB 2024 Term Loan B6
7.97% (3 mo. USD Term SOFR + 3.400%)(1)	11/16/28	1,504,112	1,502,699
APi Group DE, Inc. 2025 Term Loan
6.07% (1 mo. USD Term SOFR + 1.750%)(1)	01/03/29	955,701	955,472
Archkey Solutions LLC 2024 Term Loan B
9.03% (3 mo. USD Term SOFR + 4.750%)(1),(8)	11/01/31	1,062,580	1,061,252

Issues	Maturity Date	Principal Amount	Value
ASP Dream Acquisition Co. LLC Term Loan B
8.67% (1 mo. USD Term SOFR + 4.250%)(1)	12/15/28	$523,650	$502,704
Belron Finance 2019 LLC 2024 USD Term Loan B
7.05% (3 mo. USD Term SOFR + 2.750%)(1)	10/16/31	978,026	976,941
Berkeley Research Group LLC Term Loan B
0.00% (6)	03/17/32	480,000	474,826
BIFM U.S. Finance LLC 2024 Incremental Term Loan
8.07% (1 mo. USD Term SOFR + 3.750%)(1)	05/31/28	1,492,881	1,491,948
Boost Newco Borrower LLC 2025 USD Term Loan B
6.30% (3 mo. USD Term SOFR + 2.000%)(1)	01/31/31	1,248,125	1,247,083
CCRR Parent, Inc. Term Loan B
8.82% (3 mo. USD Term SOFR + 4.250%)(1)	03/06/28	836,736	340,271
Crisis Prevention Institute, Inc. 2024 Term Loan B
8.30% (3 mo. USD Term SOFR + 4.000%)(1)	04/09/31	1,246,875	1,228,172
Element Materials Technology Group U.S. Holdings, Inc. 2022 USD Term Loan
8.05% (3 mo. USD Term SOFR + 3.750%)(1)	07/06/29	1,310,920	1,308,868
Ensemble RCM LLC 2024 Term Loan B
7.28% (3 mo. USD Term SOFR + 3.000%)(1)	08/01/29	1,548,816	1,549,451
Fugue Finance BV 2025 Term Loan B
7.50% (6 mo. USD Term SOFR + 3.250%)(1)	01/09/32	1,200,000	1,200,150

See accompanying Notes to Financial Statements.

TCW Senior Loan ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

Issues	Maturity Date	Principal Amount	Value
Garda World Security Corp. 2025 Term Loan B
7.29% (1 mo. USD Term SOFR + 3.000%)(1)	02/01/29	$1,500,000	$1,489,500
Holding Socotec SAS 2024 USD Term Loan B
8.06% (3 mo. USD Term SOFR + 3.750%)(1)	06/30/28	1,448,469	1,448,469
Kelso Industries LLC Delayed Draw Term Loan
10.03% (3 mo. USD Term SOFR + 5.750%)(1)	12/30/29	47,084	46,672
Kelso Industries LLC Term Loan
10.07% (1 mo. USD Term SOFR + 5.750%)(1),(9)	12/30/29	747,777	741,234
KUEHG Corp. 2024 Term Loan
7.55% (3 mo. USD Term SOFR + 3.250%)(1)	06/12/30	1,641,375	1,637,862
Learning Care Group U.S. No. 2, Inc. 2024 Term Loan B
8.28% (3 mo. USD Term SOFR + 4.000%)(1)	08/11/28	1,217,557	1,213,904
Lernen Bidco Ltd. 2024 USD Term Loan B2
8.46% (3 mo. USD Term SOFR + 4.000%)(1)	10/27/31	1,500,000	1,495,627
Nuvei Technologies Corp. 2024 Term Loan B1
7.32% (1 mo. USD Term SOFR + 3.000%)(1)	11/17/31	1,167,683	1,161,658
OMNIA Partners LLC 2024 Term Loan B
7.03% (3 mo. USD Term SOFR + 2.750%)(1)	07/25/30	1	1

Issues	Maturity Date	Principal Amount	Value
Pre-Paid Legal Services, Inc. 2021 Term Loan
7.57% (1 mo. USD Term SOFR + 3.250%)(1)	12/15/28	$750,000	$744,064
Prime Security Services Borrower LLC 2024 1st Lien Term Loan B
6.32% (1 mo. USD Term SOFR + 2.000%)(1)	10/13/30	623,968	622,162
Priority Holdings LLC 2024 Term Loan B
9.07% (1 mo. USD Term SOFR + 4.750%)(1)	05/16/31	986,944	986,944
Prometric Holdings, Inc. 2024 Term Loan
9.19% (1 mo. USD Term SOFR + 4.750%)(1)	01/31/28	740,644	743,421
Raven Acquisition Holdings LLC Delayed Draw Term Loan
3.25%	11/19/31	13,334	13,211
Raven Acquisition Holdings LLC Term Loan B
7.57% (1 mo. USD Term SOFR + 3.250%)(1),(10)	11/19/31	793,333	786,039
Ryan LLC Term Loan
7.82% (1 mo. USD Term SOFR + 3.500%)(1)	11/14/30	1,239,844	1,238,449
Sabert Corp. 2024 Term Loan B
7.43% (1 mo. USD Term SOFR + 3.000%)(1)	12/10/26	1,558,787	1,560,081
Secretariat Advisors LLC 2025 Delayed Draw Term Loan
0.00%	02/28/32	53,764	53,428
Secretariat Advisors LLC 2025 Term Loan B
8.31% (3 mo. USD Term SOFR + 4.000%)(1),(11)	02/28/32	1,239,546	1,231,799

See accompanying Notes to Financial Statements.

TCW Senior Loan ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

Issues	Maturity Date	Principal Amount	Value
Spring Education Group, Inc. Term Loan
8.30% (3 mo. USD Term SOFR + 4.000%)(1)	10/04/30	$1,000,000	$998,960
Teneo Holdings LLC 2024 Term Loan B
9.07% (1 mo. USD Term SOFR + 4.750%)(1)	03/13/31	1,493,718	1,499,319
Trans Union LLC 2024 Term Loan B8
6.07% (1 mo. USD Term SOFR + 1.750%)(1)	06/24/31	418,942	416,814
Trans Union LLC 2024 Term Loan B9
6.07% (1 mo. USD Term SOFR + 1.750%)(1)	06/24/31	544,469	542,190
TruGreen LP 2020 2nd Lien Term Loan
13.04% (3 mo. USD Term SOFR + 8.500%)(1)	11/02/28	500,000	392,500
TruGreen LP 2020 Term Loan
8.42% (1 mo. USD Term SOFR + 4.000%)(1)	11/02/27	209,307	198,842
TTF Holdings LLC 2024 Term Loan
8.00% (6 mo. USD Term SOFR + 3.750%)(1)	07/18/31	1,397,125	1,364,816
Valvoline, Inc. Term Loan B
0.00% (6)	03/19/32	549,580	548,893
Veritiv Corp. Term Loan B
8.30% (3 mo. USD Term SOFR + 4.000%)(1)	11/30/30	1,493,747	1,484,067
Vistage Worldwide, Inc. Term Loan
8.05% (3 mo. USD Term SOFR + 3.750%)(1)	07/13/29	1,246,803	1,237,452

Issues	Maturity Date	Principal Amount	Value
VT Topco, Inc. 2024 1st Lien Term Loan B
7.30% (3 mo. USD Term SOFR + 3.000%)(1)	08/09/30	$663,062	$662,512
XPLOR T1 LLC Term Loan B
7.80% (3 mo. USD Term SOFR + 3.500%)(1)	06/24/31	602,557	602,557

			45,687,880

Computers — 4.5%
Access CIG LLC 2023 Term Loan
8.38% (6 mo. USD Term SOFR + 4.250%)(1)	08/18/28	1,246,835	1,243,718
Amentum Government Services Holdings LLC 2024 Term Loan B
6.57% (1 mo. USD Term SOFR + 2.250%)(1)	09/29/31	1,209,165	1,196,511
Clover Holdings 2 LLC Term Loan B
8.29% (3 mo. USD Term SOFR + 4.000%)(1)	12/09/31	1,118,367	1,118,367
Imprivata, Inc. 2024 Term Loan
7.78% (3 mo. USD Term SOFR + 3.500%)(1)	12/01/27	1,504,343	1,509,705
McAfee LLC 2024 USD 1st Lien Term Loan B
7.32% (1 mo. USD Term SOFR + 3.000%)(1)	03/01/29	963,363	908,172
NCR Atleos LLC 2024 Term Loan B
8.03% (3 mo. USD Term SOFR + 3.750%)(1)	04/16/29	1,219,101	1,222,911
Nielsen Consumer, Inc. 2025 USD Term Loan
7.82% (1 mo. USD Term SOFR + 3.500%)(1)	03/06/28	1,421,438	1,419,661

See accompanying Notes to Financial Statements.

TCW Senior Loan ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

Issues	Maturity Date	Principal Amount	Value
Peraton Corp. 2nd Lien Term Loan B1
12.18% (3 mo. USD Term SOFR + 7.750%)(1)	02/01/29	$248,837	$189,551
Peraton Corp. Term Loan B
8.17% (1 mo. USD Term SOFR + 3.750%)(1)	02/01/28	1,557,710	1,409,447
SMX Group LLC Term Loan
8.80% (3 mo. USD Term SOFR + 4.500%)(1),(5)	02/06/32	1,500,000	1,487,820
Tempo Acquisition LLC 2025 Repriced Term Loan B
6.07% (1 mo. USD Term SOFR + 1.750%)(1)	08/31/28	1,220,480	1,212,565
Twitter, Inc. 2025 Fixed Term Loan
0.00% (6)	10/26/29	1,000,000	976,875
Twitter, Inc. Term Loan
10.95% (3 mo. USD Term SOFR + 6.500%)(1)	10/26/29	998,725	969,637

			14,864,940

Cosmetics/Personal Care — 0.3%
Opal U.S. LLC Term Loan B
0.00% (6)	03/31/32	1,125,000	1,117,271

Distribution &Wholesale — 0.9%
BCPE Empire Holdings, Inc. 2025 Term Loan B
7.57% (1 mo. USD Term SOFR + 3.250%)(1)	12/11/30	978,454	970,020
Formulations Parent Corp. 2025 Term Loan B
8.21% (3 mo. USD Term SOFR + 4.000%)(1)	04/09/32	289,474	289,835
Gates Global LLC 2022 Term Loan B4
6.07% (1 mo. USD Term SOFR + 1.750%)(1)	11/16/29	264,643	262,915

Issues	Maturity Date	Principal Amount	Value
Gloves Buyer, Inc. 2025 Term Loan
0.00% (6)	01/17/32	$1,188,679	$1,141,726
Resideo Funding, Inc. 2024 1st Lien Term Loan B
6.07% (1 mo. USD Term SOFR + 1.750%)(1)	02/11/28	292,778	292,780

			2,957,276

Diversified Financial Services — 3.6%
Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6
6.07% (1 mo. USD Term SOFR + 1.750%)(1)	06/24/30	990,019	987,341
Blackhawk Network Holdings, Inc. 2025 Term Loan B
8.32% (1 mo. USD Term SOFR + 4.000%)(1)	03/12/29	1,492,509	1,493,330
Corpay Technologies Operating Co. LLC Term Loan B5
6.07% (1 mo. USD Term SOFR + 1.750%)(1)	04/28/28	498,750	497,857
Dechra Pharmaceuticals Holdings Ltd. USD Term Loan B
7.51% (6 mo. USD Term SOFR + 3.250%)(1)	01/27/32	1,529,630	1,517,683
Deerfield Dakota Holding LLC 2020 USD Term Loan B
8.05% (3 mo. USD Term SOFR + 3.750%)(1)	04/09/27	215,150	204,491
Delos Aircraft DAC Term Loan
0.00% (6)	10/31/27	1,000,000	1,002,140
Guggenheim Partners LLC 2024 Term Loan B
6.80% (3 mo. USD Term SOFR + 2.500%)(1)	11/26/31	984,408	984,816
Jane Street Group LLC 2024 Term Loan B1
6.31% (3 mo. USD Term SOFR + 2.000%)(1)	12/15/31	1,000,000	987,645

See accompanying Notes to Financial Statements.

TCW Senior Loan ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

Issues	Maturity Date	Principal Amount	Value
Jefferies Finance LLC 2024 Term Loan
7.32% (1 mo. USD Term SOFR + 3.000%)(1)	10/21/31	$997,500	$998,747
Orion Advisor Solutions, Inc. 2024 Term Loan B
8.03% (3 mo. USD Term SOFR + 3.750%)(1)	09/24/30	1,344,811	1,344,818
Setanta Aircraft Leasing DAC 2024 Term Loan B
6.05% (3 mo. USD Term SOFR + 1.750%)(1),(5)	11/05/28	1,100,833	1,103,585
Summit Acquisition, Inc. 2024 Term Loan B
8.07% (1 mo. USD Term SOFR + 3.750%)(1)	10/16/31	750,000	750,469

			11,872,922

Electric — 3.1%
Alpha Generation LLC Term Loan B
7.07% (1 mo. USD Term SOFR + 2.750%)(1)	09/30/31	868,131	869,295
Calpine Corp. 2024 Term Loan B10
6.07% (1 mo. USD Term SOFR + 1.750%)(1)	01/31/31	184,576	184,046
Calpine Corp. 2024 Term Loan B5
6.07% (1 mo. USD Term SOFR + 1.750%)(1)	02/15/32	1,214,286	1,210,570
Carroll County Energy LLC 2024 Term Loan B
7.55% (3 mo. USD Term SOFR + 3.250%)(1)	06/30/31	1,069,411	1,074,758
Compass Power Generation LLC 2024 Term Loan B3
8.07% (1 mo. USD Term SOFR + 3.750%)(1)	04/14/29	1,091,671	1,097,130

Issues	Maturity Date	Principal Amount	Value
Cornerstone Generation LLC Term Loan B
0.00% (6)	10/28/31	$1,250,000	$1,252,863
Edgewater Generation LLC 2025 Repriced Term Loan
7.32% (1 mo. USD Term SOFR + 3.000%)(1)	08/01/30	1,421,860	1,420,971
Lackawanna Energy Center LLC Term Loan B2
8.57% (1 mo. USD Term SOFR + 4.250%)(1)	08/06/29	625	629
Potomac Energy Center LLC 2025 Term Loan
0.00% (6)	03/14/32	750,000	747,188
Potomac Energy Center LLC Term Loan
10.56% (3 mo. USD Term SOFR + 6.000%)(1)	11/12/26	746,137	749,868
South Field LLC 2025 Term Loan B
7.55% (3 mo. USD Term SOFR + 3.250%)(1)	08/29/31	678,012	675,896
South Field LLC 2025 Term Loan C
7.55% (3 mo. USD Term SOFR + 3.250%)(1)	08/29/31	43,342	43,206
Vistra Operations Co. LLC 1st Lien Term Loan B3
6.07% (1 mo. USD Term SOFR + 1.750%)(1)	12/20/30	1,000,000	997,780

			10,324,200

Electrical Components & Equipment — 0.4%
Pelican Products, Inc. 2021 Term Loan
8.81% (3 mo. USD Term SOFR + 4.250%)(1)	12/29/28	1,466,134	1,317,167

Electronics — 1.0%
II-VI, Inc. 2024 1st Lien Term Loan B
6.32% (1 mo. USD Term SOFR + 2.000%)(1)	07/02/29	1,366,663	1,354,138

See accompanying Notes to Financial Statements.

TCW Senior Loan ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

Issues	Maturity Date	Principal Amount	Value
LSF12 Crown U.S. Commercial Bidco LLC Term Loan B
8.57% (1 mo. USD Term SOFR + 4.250%)(1)	12/02/31	$316,327	$305,255
TCP Sunbelt Acquisition Co. 2024 Term Loan B
8.57% (3 mo. USD Term SOFR + 4.250%)(1)	10/24/31	1,496,250	1,499,998

			3,159,391

Energy-Alternate Sources — 1.0%
KAMC Holdings, Inc. 2019 Term Loan
8.57% (3 mo. USD Term SOFR + 4.000%)(1)	08/14/26	1,769,930	1,696,735
Oregon Clean Energy LLC 2024 1st Lien Term Loan B
7.80% (3 mo. USD Term SOFR + 3.500%)(1)	07/12/30	1,539,844	1,545,303

			3,242,038

Engineering & Construction — 1.8%
Astrion Group LLC 2024 Term Loan
9.31% (3 mo. USD Term SOFR + 5.000%)(1)	08/15/31	1,401,665	1,359,615
DG Investment Intermediate Holdings 2, Inc. 2021 2nd Lien Term Loan
11.19% (1 mo. USD Term SOFR + 6.750%)(1)	03/30/29	565,000	549,463
DG Investment Intermediate Holdings 2, Inc. 2021 Term Loan
7.94% (1 mo. USD Term SOFR + 3.500%)(1),(12)	03/31/28	1,053,561	1,052,771
DG Investment Intermediate Holdings 2, Inc. 2024 Delayed Draw Term Loan
3.50%	03/31/28	4,634	4,494

Issues	Maturity Date	Principal Amount	Value
Legence Holdings LLC 2025 Term Loan B
7.57% (1 mo. USD Term SOFR + 3.250%)(1)	12/18/28	$1,625,880	$1,605,963
Wrench Group LLC 2019 Term Loan B
8.56% (3 mo. USD Term SOFR + 4.000%)(1)	10/30/28	1,241,666	1,221,489

			5,793,795

Entertainment — 4.0%
Banijay Entertainment SAS 2025 USD Term Loan B3
7.07% (1 mo. USD Term SOFR + 2.750%)(1)	03/01/28	968,205	964,168
Churchill Downs, Inc. 2021 Incremental Term Loan B1
6.07% (1 mo. USD Term SOFR + 1.750%)(1)	03/17/28	498,701	496,831
Delta 2 Lux SARL 2024 Term Loan B1
6.30% (3 mo. USD Term SOFR + 2.000%)(1)	09/30/31	242,137	241,533
Delta 2 Lux SARL 2024 Term Loan B2
0.00% (6)	09/30/31	122,222	121,917
DK Crown Holdings, Inc. 2025 Term Loan B
6.07% (1 mo. USD Term SOFR + 1.750%)(1)	03/04/32	1,250,000	1,240,887
EOC Borrower LLC Term Loan B
7.32% (1 mo. USD Term SOFR + 3.000%)(1)	03/24/32	1,500,000	1,485,622
Flutter Financing BV 2024 Term Loan B
6.05% (3 mo. USD Term SOFR + 1.750%)(1)	11/30/30	1,746,714	1,724,339

See accompanying Notes to Financial Statements.

TCW Senior Loan ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

Issues	Maturity Date	Principal Amount	Value
Great Canadian Gaming Corp. 2024 Term Loan B
9.05% (3 mo. USD Term SOFR + 4.750%)(1)	11/01/29	$831,206	$803,360
GVC Holdings Gibraltar Ltd. 2021 USD Term Loan B4
6.90% (3 mo. USD Term SOFR + 2.500%)(1)	03/29/27	1,684,375	1,684,527
GVC Holdings Gibraltar Ltd. 2024 USD Term Loan B3
7.05% (3 mo. USD Term SOFR + 2.750%)(1)	10/31/29	248,748	248,954
J&J Ventures Gaming LLC 2025 Repriced Term Loan B
7.82% (1 mo. USD Term SOFR + 3.500%)(1)	04/26/30	1,244,997	1,192,477
Light & Wonder International, Inc. 2024 Term Loan B2
6.57% (1 mo. USD Term SOFR + 2.250%)(1)	04/14/29	777,692	778,019
Penn Entertainment, Inc. 2022 Term Loan B
6.82% (1 mo. USD Term SOFR + 2.500%)(1)	05/03/29	691,752	690,500
Showtime Acquisition LLC 2024 1st Lien Term Loan
9.07% (3 mo. USD Term SOFR + 4.750%)(1)	08/13/31	1,389,850	1,393,325

			13,066,459

Environmental Control — 1.6%
Action Environmental Group, Inc. 2023 Term Loan B
8.05% (3 mo. USD Term SOFR + 3.750%)(1)	10/24/30	1,493,861	1,491,993
ERM Emerald U.S., Inc. USD Term Loan B1
7.30% (3 mo. USD Term SOFR + 3.000%)(1)	07/12/28	979,470	980,082

Issues	Maturity Date	Principal Amount	Value
Filtration Group Corp. 2025 USD Term Loan B
7.32% (1 mo. USD Term SOFR + 3.000%)(1)	10/21/28	$1,000,855	$1,001,125
GFL Environmental, Inc. 2025 Term Loan B
6.82% (3 mo. USD Term SOFR + 2.500%)(1)	02/04/32	878,704	868,819
Heritage-Crystal Clean, Inc. Term Loan B
8.30% (3 mo. USD Term SOFR + 4.000%)(1)	10/17/30	356,889	356,666
Reworld Holding Corp. Term Loan B
6.58% (1 mo. USD Term SOFR + 2.250%)(1)	11/30/28	445,992	444,783
Reworld Holding Corp. Term Loan C
6.58% (1 mo. USD Term SOFR + 2.250%)(1)	11/30/28	34,350	34,257

			5,177,725

Food — 3.2%
1440 Food Topco LLC Term Loan B
9.32% (1 mo. USD Term SOFR + 5.000%)(1)	10/31/31	1,404,386	1,339,876
8th Avenue Food & Provisions, Inc. 2018 1st Lien Term Loan
8.19% (1 mo. USD Term SOFR + 3.750%)(1)	10/01/25	248,674	236,240
8th Avenue Food & Provisions, Inc. 2018 2nd Lien Term Loan
12.19% (1 mo. USD Term SOFR + 7.750%)(1)	10/01/26	870,000	793,062
8th Avenue Food & Provisions, Inc. 2021 Incremental Term Loan
9.19% (1 mo. USD Term SOFR + 4.750%)(1)	10/01/25	247,297	232,459

See accompanying Notes to Financial Statements.

TCW Senior Loan ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

Issues	Maturity Date	Principal Amount	Value
BCPE North Star U.S. HoldCo 2, Inc. Term Loan
8.44% (1 mo. USD Term SOFR + 4.000%)(1)	06/09/28	$1,496,126	$1,457,796
Chobani LLC 2025 Repriced Term Loan B
6.82% (1 mo. USD Term SOFR + 2.500%)(1)	10/25/27	1,209,051	1,210,308
Simply Good Foods USA, Inc. 2023 Term Loan B
6.32% (1 mo. USD Term SOFR + 2.000%)(1)	03/17/27	831,125	834,632
Snacking Investments Bidco Pty. Ltd. USD Term Loan
8.28% (3 mo. USD Term SOFR + 4.000%)(1)	12/18/26	1,671,051	1,674,443
United Natural Foods, Inc. 2024 Term Loan
9.07% (1 mo. USD Term SOFR + 4.750%)(1)	05/01/31	1,732,500	1,741,162
Upfield BV 2025 USD Term Loan B12
8.07% (3 mo. USD Term SOFR + 3.750%)(1)	01/03/28	1,085,890	1,080,597

			10,600,575

Food Service — 0.3%
Aramark Services, Inc. 2024 Term Loan B7
6.32% (1 mo. USD Term SOFR + 2.000%)(1)	04/06/28	1,000,000	1,003,625

Forest Products & Paper — 0.3%
Glatfelter Corp. Term Loan B
8.56% (3 mo. USD Term SOFR + 4.250%)(1)	11/04/31	940,236	902,923

Issues	Maturity Date	Principal Amount	Value
Hand/Machine Tools — 0.3%
Madison Safety & Flow LLC 2025 Term Loan B
7.07% (1 mo. USD Term SOFR + 2.750%)(1)	09/26/31	$985,025	$978,869

Health Care-Products — 1.0%
Bausch & Lomb Corp. 2023 Incremental Term Loan
8.32% (1 mo. USD Term SOFR + 4.000%)(1)	09/29/28	236,946	235,564
Bausch & Lomb Corp. Term Loan
7.67% (1 mo. USD Term SOFR + 3.250%)(1)	05/10/27	1,248,578	1,236,018
Medline Borrower LP 2024 Add-on Term Loan B
0.00% (6)	10/23/28	1,000,000	994,425
NSM Top Holdings Corp. 2024 Term Loan
9.65% (3 mo. USD Term SOFR + 5.250%)(1)	05/14/29	932,813	934,365
Resonetics LLC 2024 Term Loan B
7.55% (3 mo. USD Term SOFR + 3.250%)(1)	06/18/31	1,434	1,424

			3,401,796

Health Care-Services — 5.0%
ADMI Corp. 2023 Term Loan B5
10.07% (1 mo. USD Term SOFR + 5.750%)(1)	12/23/27	1,509,783	1,492,172
Charlotte Buyer, Inc. 2025 Repriced Term Loan B
8.57% (1 mo. USD Term SOFR + 4.250%)(1)	02/11/28	1,395,691	1,391,079
Concentra Health Services, Inc. 2025 Repriced Term Loan B
6.32% (1 mo. USD Term SOFR + 2.000%)(1)	07/26/31	799,042	794,048

See accompanying Notes to Financial Statements.

TCW Senior Loan ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

Issues	Maturity Date	Principal Amount	Value
Dermatology Intermediate Holdings III, Inc. 2022 Term Loan B
8.53% (3 mo. USD Term SOFR + 4.250%)(1)	03/30/29	$889,213	$825,301
Dermatology Intermediate Holdings III, Inc. 2023 Incremental Term Loan B
9.78% (3 mo. USD Term SOFR + 5.500%)(1)	03/30/29	198,000	185,130
Fortrea Holdings, Inc. Term Loan B
0.00% (6)	07/01/30	684,041	626,753
Heartland Dental LLC 2024 Term Loan
8.82% (1 mo. USD Term SOFR + 4.500%)(1)	04/28/28	1,967,043	1,948,975
Help At Home, Inc. 2024 Term Loan B
9.32% (1 mo. USD Term SOFR + 5.000%)(1)	09/24/31	1,264,179	1,226,651
Inception Holdco SARL 2025 USD Term Loan B
8.05% (3 mo. USD Term SOFR + 3.750%)(1)	04/18/31	1,375,452	1,356,540
Loire Finco Luxembourg SARL 2025 Term Loan B
0.00% (6)	01/31/30	552,632	548,945
ModivCare, Inc. 2024 Term Loan B
9.05% (3 mo. USD Term SOFR + 4.750%)(1)	07/01/31	746,856	513,232
Modivcare, Inc. 2025 Incremental Term Loan
11.71% (3 mo. USD Term SOFR + 7.500%)(1)	01/09/26	255,749	199,285
NAPA Management Services Corp. Term Loan B
9.67% (1 mo. USD Term SOFR + 5.250%)(1)	02/23/29	1,550,193	1,387,748

Issues	Maturity Date	Principal Amount	Value
Parexel International Corp. 2025 Term Loan B
6.82% (1 mo. USD Term SOFR + 2.500%)(1)	11/15/28	$1,218,948	$1,213,542
Pediatric Associates Holding Co. LLC 2021 Term Loan B
0.00% (6)	12/29/28	587,455	551,229
Pluto Acquisition I, Inc. 2024 First Out Superpriority Term Loan
9.80% (3 mo. USD Term SOFR + 5.500%)(1)	06/20/28	1,116,653	1,118,518
Star Parent, Inc. Term Loan B
8.30% (3 mo. USD Term SOFR + 4.000%)(1)	09/27/30	750,000	727,035
Wellpath Holdings, Inc. 2024 New Money Delayed Draw Term Loan
11.53% (3 mo. USD Term SOFR + 7.250%)(1)	06/09/25	178,839	181,521

			16,287,704

Holding Companies - Diversified — 0.2%
Emerald X, Inc. 2025 Term Loan B
8.07% (1 mo. USD Term SOFR + 3.750%)(1)	01/30/32	500,000	500,628

Home Furnishings — 0.2%
AI Aqua Merger Sub, Inc. 2024 1st Lien Term Loan B
7.32% (1 mo. USD Term SOFR + 3.000%)(1)	07/31/28	600,000	593,856

Insurance — 2.1%
Acrisure LLC 2024 1st Lien Term Loan B1
7.07% (1 mo. USD Term SOFR + 2.750%)(1)	02/15/27	1,418,820	1,417,494

See accompanying Notes to Financial Statements.

TCW Senior Loan ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

Issues	Maturity Date	Principal Amount	Value
AmWINS Group, Inc. 2025 Term Loan B
6.57% (1 mo. USD Term SOFR + 2.250%)(1)	01/30/32	$1,747,500	$1,740,816
Asurion LLC 2020 Term Loan B8
7.69% (1 mo. USD Term SOFR + 3.250%)(1)	12/23/26	748,377	743,580
Asurion LLC 2021 Second Lien Term Loan B4
9.69% (1 mo. USD Term SOFR + 5.250%)(1)	01/20/29	500,000	460,625
Asurion LLC 2021 Term Loan B9
7.69% (1 mo. USD Term SOFR + 3.250%)(1)	07/31/27	316,298	309,930
Asurion LLC 2022 Term Loan B10
8.42% (1 mo. USD Term SOFR + 4.000%)(1)	08/19/28	750,012	726,049
Asurion LLC 2023 Term Loan B11
8.67% (1 mo. USD Term SOFR + 4.250%)(1)	08/19/28	266,207	258,744
Goosehead Insurance Holdings LLC Term Loan B
7.79% (1 mo. USD Term SOFR + 3.500%)(1)	01/08/32	413,793	413,793
Sedgwick Claims Management Services, Inc. 2023 Term Loan B
7.31% (3 mo. USD Term SOFR + 3.000%)(1)	07/31/31	721,375	718,839

			6,789,870

Internet — 4.7%
Barracuda Networks, Inc. 2022 Term Loan
8.78% (3 mo. USD Term SOFR + 4.500%)(1)	08/15/29	1,515,724	1,271,231

Issues	Maturity Date	Principal Amount	Value
BEP Intermediate Holdco LLC Replacement Term Loan
7.57% (1 mo. USD Term SOFR + 3.250%)(1)	04/25/31	$738,614	$739,537
Delivery Hero SE 2024 USD Term Loan B
9.31% (3 mo. USD Term SOFR + 5.000%)(1)	12/12/29	1,986,034	1,989,509
Getty Images, Inc. 2025 USD Term Loan B
11.25%	02/21/30	1,000,000	991,250
Go Daddy Operating Co. LLC 2024 Term Loan B8
6.07% (1 mo. USD Term SOFR + 1.750%)(1)	11/09/29	1,398,168	1,395,211
Hoya Midco LLC 2025 Term Loan B
6.53% (3 mo. USD Term SOFR + 2.250%)(1)	02/03/29	1,430,000	1,408,550
Magnite, Inc. 2025 Repriced Term Loan B
7.32% (1 mo. USD Term SOFR + 3.000%)(1)	02/06/31	1,225,328	1,196,226
MH Sub I LLC 2023 Term Loan
8.57% (1 mo. USD Term SOFR + 4.250%)(1)	05/03/28	877,583	832,607
MH Sub I LLC 2024 Term Loan B4
8.57% (1 mo. USD Term SOFR + 4.250%)(1)	12/31/31	249,473	219,514
Polaris Purchaser, Inc. 2025 Term Loan B
7.80% (3 mo. USD Term SOFR + 3.500%)(1)	03/03/31	1,014,895	969,225
Proofpoint, Inc. 2024 Term Loan
7.32% (1 mo. USD Term SOFR + 3.000%)(1)	08/31/28	995,907	991,117

See accompanying Notes to Financial Statements.

TCW Senior Loan ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

Issues	Maturity Date	Principal Amount	Value
PUG LLC 2024 Extended Term Loan B
9.07% (1 mo. USD Term SOFR + 4.750%)(1)	03/15/30	$1,047	$1,033
Research Now Group, Inc. 2024 First Lien First Out Term Loan
9.58% (3 mo. USD Term SOFR + 5.000%)(1)	07/15/28	1,270,275	1,269,284
TripAdvisor, Inc. Term Loan
7.05% (3 mo. USD Term SOFR + 2.750%)(1)	07/08/31	722,930	706,664
WatchGuard Technologies, Inc. Term Loan
9.57% (1 mo. USD Term SOFR + 5.250%)(1)	07/02/29	1,474,961	1,445,698

			15,426,656

Investment Companies — 0.4%
FinCo I LLC 2024 Term Loan B
6.57% (1 mo. USD Term SOFR + 2.250%)(1)	06/27/29	734,286	733,643
Intrado Corp. 2023 Term Loan B
7.80% (3 mo. USD Term SOFR + 3.500%)(1)	01/31/30	732,544	711,333

			1,444,976

Iron & Steel — 0.2%
TMS International Corp. 2025 Term Loan B
7.78% (3 mo. USD Term SOFR + 3.500%)(1)	03/02/30	681,219	680,367

Leisure Time — 1.6%
Alterra Mountain Co. 2024 Term Loan B
7.07% (1 mo. USD Term SOFR + 2.750%)(1)	08/17/28	995,006	996,250

Issues	Maturity Date	Principal Amount	Value
Alterra Mountain Co. 2024 Term Loan B7
7.32% (1 mo. USD Term SOFR + 3.000%)(1)	05/31/30	$464,724	$465,886
Arcis Golf LLC 2025 Term Loan B
7.07% (1 mo. USD Term SOFR + 2.750%)(1)	11/24/28	1,625,150	1,616,008
City Football Group Ltd. 2024 Term Loan
8.04% (3 mo. USD Term SOFR + 3.500%)(1)	07/22/30	2	2
Lakeland Tours LLC 2020 HoldCo Term Loan
8.00% (5)	09/25/27	677,334	26,247
LC AHAB U.S. Bidco LLC Term Loan B
7.32% (1 mo. USD Term SOFR + 3.000%)(1)	05/01/31	331,667	323,375
MajorDrive Holdings IV LLC Term Loan B
8.56% (3 mo. USD Term SOFR + 4.000%)(1)	06/01/28	1,307,545	1,218,384
Sabre GLBL, Inc. 2021 Term Loan B1
7.94% (1 mo. USD Term SOFR + 3.500%)(1),(6)	12/17/27	115,193	110,082
Sabre GLBL, Inc. 2021 Term Loan B2
7.94% (1 mo. USD Term SOFR + 3.500%)(1),(6)	12/17/27	134,436	128,471
Sabre GLBL, Inc. 2022 Term Loan B
8.67% (1 mo. USD Term SOFR + 4.250%)(1)	06/30/28	364,746	344,229
Sabre GLBL, Inc. 2024 Term Loan B1
10.42% (1 mo. USD Term SOFR + 6.000%)(1)	11/15/29	122,062	115,450

			5,344,384

See accompanying Notes to Financial Statements.

TCW Senior Loan ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

Issues	Maturity Date	Principal Amount	Value
Lodging — 0.3%
Hilton Domestic Operating Co., Inc. 2023 Term Loan B4
6.08% (1 mo. USD Term SOFR + 1.750%)(1)	11/08/30	$1,000,000	$998,150

Machinery-Construction & Mining — 0.3%
WEC U.S. Holdings Ltd. 2024 Term Loan
6.57% (1 mo. USD Term SOFR + 2.250%)(1)	01/27/31	1,046,241	1,038,069

Machinery-Diversified — 1.2%
Arcline FM Holdings LLC 2024 Term Loan
7.82% (3 mo. USD Term SOFR + 4.319%)(1)	06/23/28	1,445,358	1,443,247
Pro Mach Group, Inc. 2024 1st Lien Term Loan B
7.07% (1 mo. USD Term SOFR + 2.750%)(1)	08/31/28	384,211	382,425
SPX Flow, Inc. 2024 1st Lien Term Loan B
7.32% (1 mo. USD Term SOFR + 3.000%)(1)	04/05/29	1,172,576	1,169,035
TK Elevator U.S. Newco, Inc. USD Term Loan B
7.24% (6 mo. USD Term SOFR + 3.000%)(1)	04/30/30	657,327	655,562
Victory Buyer LLC Term Loan
8.19% (1 mo. USD Term SOFR + 3.750%)(1)	11/19/28	189,548	183,922

			3,834,191

Media — 1.8%
Charter Communications Operating LLC 2023 Term Loan B4
0.00% (6)	12/07/30	500,000	498,055
Charter Communications Operating LLC 2024 Term Loan B5
6.55% (3 mo. USD Term SOFR + 2.250%)(1)	12/15/31	2,000,000	1,995,380

Issues	Maturity Date	Principal Amount	Value
CSC Holdings LLC 2019 Term Loan B5
9.00% (3 mo. USD LIBOR + 2.500%)(1)	04/15/27	$465,394	$449,075
NEP Group, Inc. 2023 Incremental Term Loan B
8.57% (3 mo. USD Term SOFR + 4.000%)(1),(13)	08/19/26	504,035	454,577
NEP Group, Inc. 2023 Term Loan B
7.82% (3 mo. USD Term SOFR + 3.250%)(1)	08/19/26	989,858	894,272
NEP/NCP Holdco, Inc. 2018 2nd Lien Term Loan
11.57% (3 mo. USD Term SOFR + 7.000%)(1)	10/19/26	440,000	278,714
United Talent Agency LLC 2024 Term Loan B
8.08% (1 mo. USD Term SOFR + 3.750%)(1)	07/07/28	1,479,981	1,479,981

			6,050,054

Metal Fabricate & Hardware — 0.4%
AZZ, Inc. Term Loan B
6.82% (1 mo. USD Term SOFR + 2.500%)(1)	05/13/29	1,359,551	1,360,740

Mining — 0.3%
American Rock Salt Co. LLC 2024 First Out Delayed Draw Term Loan
11.44% (1 mo. USD Term SOFR + 7.000%)(1)	06/09/28	87,839	88,498
American Rock Salt Co. LLC 2024 First Out Term Loan
11.44% (1 mo. USD Term SOFR + 7.000%)(1),(14)	06/09/28	330,716	333,197

See accompanying Notes to Financial Statements.

TCW Senior Loan ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

Issues	Maturity Date	Principal Amount	Value
Novelis Corp. 2025 Term Loan B
6.29% (3 mo. USD Term SOFR + 2.000%)(1)	03/11/32	$488,372	$487,991

			909,686

Miscellaneous Manufacturers — 0.4%
Rohm Holding GmbH USD Term Loan B
9.83% (3 mo. USD Term SOFR + 5.500%)(1)	07/31/26	1,344,987	1,334,900

Office/Business Equipment — 0.3%
Xerox Holdings Corp. 2023 Term Loan B
8.30% (3 mo. USD Term SOFR + 4.000%)(1)	11/17/29	1,238,411	1,154,818

Oil & Gas — 0.4%
Apro LLC 2024 Term Loan B
8.05% (3 mo. USD Term SOFR + 3.750%)(1)	07/09/31	705,415	701,006
Pasadena Performance Products LLC Term Loan B
7.81% (3 mo. USD Term SOFR + 3.500%)(1)	02/27/32	603,448	602,317

			1,303,323

Oil & Gas Services — 0.1%
ChampionX Corp. 2022 Term Loan B2
7.17% (1 mo. USD Term SOFR + 2.750%)(1)	06/07/29	492,500	493,547

Packaging & Containers — 1.3%
Anchor Packaging, Inc. 2024 1st Lien Term Loan
7.58% (1 mo. USD Term SOFR + 3.250%)(1)	07/18/29	3,759	3,758

Issues	Maturity Date	Principal Amount	Value
Balcan Innovations, Inc. Term Loan B
9.03% (3 mo. USD Term SOFR + 4.750%)(1)	10/10/31	$1,500,000	$1,485,000
Clydesdale Acquisition Holdings, Inc. 2025 Delayed Draw Term Loan
0.00% (6)	04/01/32	11,562	11,483
Clydesdale Acquisition Holdings, Inc. 2025 Term Loan B
0.00% (6)	04/01/32	336,449	334,137
Graham Packaging Co., Inc. 2024 Term Loan B
6.82% (1 mo. USD Term SOFR + 2.500%)(1)	08/04/27	1,186,253	1,185,944
Plaze, Inc. 2020 Incremental Term Loan
8.19% (1 mo. USD Term SOFR + 3.750%)(1)	08/03/26	1,438,805	1,346,571
Pretium Packaging LLC First Out Term Loan A
9.29% (3 mo. USD Term SOFR + 3.750%)(1),(13)	10/02/28	1,131	1,130

			4,368,023

Pharmaceuticals — 2.8%
Curium Bidco SARL 2024 Term Loan B
7.80% (3 mo. USD Term SOFR + 3.500%)(1)	07/31/29	1,484,436	1,469,592
Gainwell Acquisition Corp. Term Loan B
8.40% (3 mo. USD Term SOFR + 4.000%)(1)	10/01/27	533,607	497,839
IVC Acquisition Ltd. 2025 USD Repriced Term Loan B
8.05% (3 mo. USD Term SOFR + 3.750%)(1)	12/12/28	1,309,710	1,302,067
Jazz Financing Lux SARL 2024 1st Lien Term Loan B
6.57% (1 mo. USD Term SOFR + 2.250%)(1)	05/05/28	746,930	745,328

See accompanying Notes to Financial Statements.

TCW Senior Loan ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

Issues	Maturity Date	Principal Amount	Value
LSCS Holdings, Inc. 2025 Term Loan
8.80% (3 mo. USD Term SOFR + 4.500%)(1)	03/04/32	$559,983	$547,210
Option Care Health, Inc. 2021 Term Loan B
6.57% (1 mo. USD Term SOFR + 2.250%)(1)	10/27/28	538,120	538,905
Organon & Co. 2024 USD Term Loan
6.57% (1 mo. USD Term SOFR + 2.250%)(1)	05/19/31	995,161	955,355
Perrigo Investments LLC 2024 Term Loan B
6.32% (1 mo. USD Term SOFR + 2.000%)(1)	04/20/29	1,291,276	1,290,740
RxBenefits, Inc. 2020 Term Loan
8.94% (1 mo. USD Term SOFR + 4.500%)(1)	12/20/27	241,719	241,115
RxBenefits, Inc. 2023 Incremental Term Loan
9.57% (1 mo. USD Term SOFR + 5.250%)(1)	12/20/27	505,147	503,884
Southern Veterinary Partners LLC 2024 1st Lien Term Loan
7.53% (3 mo. USD Term SOFR + 3.250%)(1)	12/04/31	1,280,612	1,278,217

			9,370,252

Pipelines — 0.3%
ITT Holdings LLC 2024 Term Loan B
7.07% (1 mo. USD Term SOFR + 2.750%)(1)	10/11/30	1,006,977	1,001,157

Issues	Maturity Date	Principal Amount	Value
Real Estate — 0.0%
Avison Young Canada, Inc. 2024 Second Out Term Loan
6.06% (3 mo. USD Term SOFR + 1.500%)(1)	03/12/29	$23,726	$11,062

REIT — 0.8%
Iron Mountain, Inc. 2023 Term Loan B
6.32% (1 mo. USD Term SOFR + 2.000%)(1)	01/31/31	535,767	534,159
OEG Borrower LLC 2024 Term Loan B
7.80% (3 mo. USD Term SOFR + 3.500%)(1)	06/30/31	1,228,167	1,225,864
SBA Senior Finance II LLC 2024 Term Loan B
6.08% (1 mo. USD Term SOFR + 1.750%)(1)	01/25/31	746,231	746,612

			2,506,635

Retail — 3.3%
BW Gas & Convenience Holdings LLC 2021 Term Loan B
7.94% (1 mo. USD Term SOFR + 3.500%)(1)	03/31/28	249,352	244,638
Dave & Buster’s, Inc. 2024 1st Lien Term Loan B
7.53% (3 mo. USD Term SOFR + 3.250%)(1)	11/01/31	1,022,886	949,847
Great Outdoors Group LLC 2025 Term Loan B
7.57% (1 mo. USD Term SOFR + 3.250%)(1)	01/23/32	411,530	403,402
K-Mac Holdings Corp. 2025 Term Loan
7.82% (1 mo. USD Term SOFR + 3.500%)(1)	07/21/28	1,629,603	1,631,892

See accompanying Notes to Financial Statements.

TCW Senior Loan ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

Issues	Maturity Date	Principal Amount	Value
KFC Holding Co. 2021 Term Loan B
6.18% (1 mo. USD Term SOFR + 1.750%)(1)	03/15/28	$1,217,622	$1,221,044
Michaels Cos., Inc. 2021 Term Loan B
8.81% (3 mo. USD Term SOFR + 4.250%)(1)	04/17/28	147,182	81,723
Murphy USA, Inc. Term Loan B
6.07% (1 mo. USD Term SOFR + 1.750%)(1)	01/31/28	750,000	754,219
Pacific Bells LLC 2024 Repriced Term Loan B
8.30% (3 mo. USD Term SOFR + 4.000%)(1)	11/13/28	1,329,364	1,327,144
Peer Holding III BV 2025 USD Term Loan B4B
6.80% (3 mo. USD Term SOFR + 2.500%)(1)	10/28/30	1,763,583	1,758,442
Staples, Inc. 2024 Term Loan B
10.04% (3 mo. USD Term SOFR + 5.750%)(1)	09/04/29	451,259	390,714
Tacala LLC 2024 Term Loan B
7.82% (1 mo. USD Term SOFR + 3.500%)(1)	01/31/31	990,025	990,025
Whatabrands LLC 2024 1st Lien Term Loan B
0.00% (6)	08/03/28	1,000,000	995,665

			10,748,755

Semiconductors — 0.1%
Ultra Clean Holdings, Inc. 2024 1st Lien Term Loan B
7.57% (1 mo. USD Term SOFR + 3.250%)(1)	02/25/28	406,169	405,536

Issues	Maturity Date	Principal Amount	Value
Software — 10.4%
AQA Acquisition Holding, Inc. 2024 Term Loan
8.28% (3 mo. USD Term SOFR + 4.000%)(1)	03/03/28	$1,000,000	$1,000,000
Avison Young Canada, Inc. 2024 Third Out Term Loan
6.08% (3 mo. USD Term SOFR + 1.500%)(1),(5)	03/12/29	166,158	28,455
Boxer Parent Co., Inc. 2025 USD Term Loan B
7.32% (1 mo. USD Term SOFR + 3.000%)(1)	07/30/31	1,445,000	1,418,643
Cast & Crew Payroll LLC 2021 Incremental Term Loan
8.07% (1 mo. USD Term SOFR + 3.750%)(1)	12/29/28	1,403,772	1,348,737
Castle U.S. Holding Corp. 2025 New Money FLFO Term Loan
0.00% (6)	04/29/30	130,894	130,159
Castle U.S. Holding Corp. USD Term Loan B
8.29% (3 mo. USD Term SOFR + 3.750%)(1),(5)	01/29/27	958,333	599,533
Clearwater Analytics LLC 2025 Term Loan B
6.53% (3 mo. USD Term SOFR + 2.250%)(1)	04/21/32	1,350,000	1,346,625
Cloud Software Group, Inc. 2024 1st Lien Term Loan B
7.80% (3 mo. USD Term SOFR + 3.500%)(1)	03/29/29	1,023,987	1,013,163
Cloud Software Group, Inc. 2024 USD Term Loan
8.05% (3 mo. USD Term SOFR + 3.750%)(1)	03/21/31	517,458	512,284
Cloudera, Inc. 2021 Term Loan
8.17% (1 mo. USD Term SOFR + 3.750%)(1)	10/08/28	1,573,711	1,553,064

See accompanying Notes to Financial Statements.

TCW Senior Loan ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

Issues	Maturity Date	Principal Amount	Value
Cotiviti Corp. 2025 2nd Amendment Term Loan
7.08% (1 mo. USD Term SOFR + 2.750%)(1)	03/26/32	$975,000	$955,905
DTI Holdco, Inc. 2025 Term Loan B
8.32% (1 mo. USD Term SOFR + 4.000%)(1)	04/26/29	1,725,354	1,700,828
EagleView Technology Corp. 2018 Add On Term Loan B
8.07% (3 mo. USD Term SOFR + 3.500%)(1)	08/14/25	2,029,011	1,981,461
ECI Macola Max Holding LLC 2024 Term Loan
0.00% (6)	05/09/30	800,000	798,400
Ellucian Holdings, Inc. 2024 1st Lien Term Loan B
7.32% (1 mo. USD Term SOFR + 3.000%)(1)	10/09/29	480,387	479,100
EP Purchaser LLC 2023 Term Loan B
9.06% (3 mo. USD Term SOFR + 4.500%)(1)	11/06/28	1,071,430	1,076,787
Genesys Cloud Services Holdings II LLC 2025 USD Term Loan B
6.82% (1 mo. USD Term SOFR + 2.500%)(1)	01/30/32	746,375	737,433
IGT Holding IV AB 2025 USD Term Loan B5
7.78% (3 mo. USD Term SOFR + 3.500%)(1)	09/01/31	744,898	746,760
Maverick Bidco, Inc. 2021 Term Loan
8.18% (3 mo. USD Term SOFR + 3.750%)(1)	05/18/28	1,246,770	1,236,646
Maverick Bidco, Inc. 2023 Incremental Term Loan
0.00% (6)	05/18/28	1,250,000	1,244,538
Modena Buyer LLC Term Loan
0.00% (6)	07/01/31	500,000	475,625

Issues	Maturity Date	Principal Amount	Value
Open Text Corp. 2023 Term Loan B
6.07% (1 mo. USD Term SOFR + 1.750%)(1),(5)	01/31/30	$1,082,856	$1,080,961
Planview Parent, Inc. 2024 1st Lien Term Loan
7.80% (3 mo. USD Term SOFR + 3.500%)(1)	12/17/27	1,493,127	1,466,064
Playtika Holding Corp. 2021 Term Loan B1
7.19% (1 mo. USD Term SOFR + 2.750%)(1)	03/13/28	1,286,023	1,259,563
Project Alpha Intermediate Holding, Inc. 2024 1st Lien Term Loan B
7.55% (3 mo. USD Term SOFR + 3.250%)(1)	10/28/30	1,599,373	1,594,823
PushPay USA, Inc. 2025 Term Loan
8.30% (3 mo. USD Term SOFR + 4.000%)(1)	08/15/31	1,345,200	1,339,315
Quartz Acquireco LLC 2025 Term Loan B
6.55% (3 mo. USD Term SOFR + 2.250%)(1)	06/28/30	1,449,266	1,436,585
QXO, Inc. Term Loan B
0.00% (6)	04/23/32	1,200,000	1,200,216
Renaissance Holdings Corp. 2024 1st Lien Term Loan
8.28% (3 mo. USD Term SOFR + 4.000%)(1)	04/05/30	1,181,320	1,105,024
SolarWinds Holdings, Inc. 2025 Term Loan
8.26% (3 mo. USD Term SOFR + 4.000%)(1)	04/16/32	1,125,000	1,088,792
SS&C Technologies, Inc. 2024 Term Loan B8
6.32% (1 mo. USD Term SOFR + 2.000%)(1)	05/09/31	619,323	619,339

See accompanying Notes to Financial Statements.

TCW Senior Loan ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

Issues	Maturity Date	Principal Amount	Value
Surf Holdings LLC 2025 Incremental Term Loan
7.93% (1 mo. USD Term SOFR + 3.500%)(1)	03/05/27	$1,498,692	$1,499,516

			34,074,344

Telecommunications — 1.8%
Altice Financing SA 2022 USD Term Loan
9.26% (3 mo. USD Term SOFR + 5.000%)(1)	10/31/27	914,757	748,729
Altice France SA 2023 USD Term Loan B14
9.76% (3 mo. USD Term SOFR + 5.500%)(1)	08/15/28	174,346	157,652
CCI Buyer, Inc. Term Loan
8.30% (3 mo. USD Term SOFR + 4.000%)(1)	12/17/27	1,326,022	1,328,210
Consolidated Communications, Inc. 2021 Term Loan B
7.94% (1 mo. USD Term SOFR + 3.500%)(1)	10/02/27	1,000,000	992,640
Cyxtera DC Holdings, Inc. Term Loan B
0.00% (5)	01/16/26	292,034	—
Frontier Communications Corp. 2025 Term Loan B
6.79% (6 mo. USD Term SOFR + 2.500%)(1)	07/01/31	1,496,875	1,491,890
Zayo Group Holdings, Inc. USD Term Loan
7.44% (1 mo. USD Term SOFR + 3.000%)(1)	03/09/27	1,147,175	1,070,458

			5,789,579

Total Bank Loans (Cost: $298,305,164)			294,665,560

Issues	Maturity Date	Principal Amount	Value
CORPORATE BONDS—2.9%

Aerospace/Defense — 0.2%
Boeing Co.
6.30%	05/01/29	$500,000	$526,345

Commercial Services — 0.2%
Block, Inc.
6.50% (2)	05/15/32	500,000	512,165
OT Midco Ltd.
10.00% (2)	02/15/30	239,000	195,435

			707,600

Electric — 0.3%
Alpha Generation LLC
6.75% (2)	10/15/32	1,000,000	1,021,930

Entertainment — 0.1%
WMG Acquisition Corp.
3.88% (2)	07/15/30	500,000	460,535

Environmental Control — 0.2%
Waste Pro USA, Inc.
7.00% (2)	02/01/33	500,000	512,005

Health Care-Services — 0.2%
UnitedHealth Group, Inc.
4.50%	04/15/33	500,000	483,780

Household Products/Wares — 0.0%
Spectrum Brands, Inc.
3.88% (2)	03/15/31	141,000	116,436

Internet — 0.2%
Uber Technologies, Inc.
4.80%	09/15/34	750,000	728,100

Media — 0.1%
VZ Secured Financing BV (Netherlands)
5.00% (2)	01/15/32	500,000	436,565

Packaging & Containers — 0.2%
Berry Global, Inc.
5.65%	01/15/34	500,000	504,890

Pharmaceuticals — 0.4%
Bayer U.S. Finance II LLC (Germany)
6.50% (2)	11/21/33	500,000	522,835

See accompanying Notes to Financial Statements.

TCW Senior Loan ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

Issues	Maturity Date		Principal Amount	Value
Bristol-Myers Squibb Co.
5.20%	02/22/34		$500,000	$506,485
Grifols SA (Spain)
4.75% (2)	10/15/28		50,000	46,581
Johnson & Johnson
3.05%	02/26/33	EUR	250,000	284,309

				1,360,210

REIT — 0.1%
Hudson Pacific Properties LP
3.95%	11/01/27		500,000	434,605

Retail — 0.2%
1011778 BC ULC/New Red Finance, Inc. (Canada)
3.50% (2)	02/15/29		500,000	468,710
Ferrellgas LP/Ferrellgas Finance Corp.
5.38% (2)	04/01/26		200,000	194,650

				663,360

Software — 0.5%
Constellation Software, Inc. (Canada)
5.46% (2)	02/16/34		1,000,000	1,005,590
Open Text Corp. (Canada)
6.90% (2)	12/01/27		500,000	514,310

				1,519,900

Total Corporate Bonds (Cost: $9,360,045)				9,476,261

U.S. TREASURY SECURITY—0.4% (Cost: $1,399,994)
U.S. Treasury Notes
3.88%	04/30/30		1,406,000	1,416,380

Total Fixed Income Securities (Cost: $311,458,529)				307,979,933

			Shares
COMMON STOCK—0.1%

Real Estate — 0.0%
Avison Young Canada, Inc.(5),(15)			370	56

Telecommunications — 0.1%
Intelsat SA(5),(15)			9,683	388,530

Total Common Stock (Cost: $324,132)				388,586

Issues	Maturity Date	Shares	Value
PREFERRED STOCK—0.1% (Cost: $693,020)

Real Estate — 0.1%
Avison Young Canada, Inc.(5),(15)		1,054,697	$263,674

Issues		Shares
WARRANTS—0.0%

Entertainment — 0.0%
Cineworld Group PLC(5),(15)		229,579	3

Total Warrants (Cost: $—)			3

MONEY MARKET INVESTMENTS—14.5%
State Street Institutional U.S. Government Money Market Fund — Premier Class(16)		633,509	633,509
TCW Central Cash Fund(16),(17)		47,087,572	47,087,572
Total Money Market Investments (Cost: $47,721,081)			47,721,081

Total Investments (108.4%) (Cost: $360,196,762)			356,353,277

Net unrealized depreciation on unfunded commitments—0.00%			(5,833)
Liabilities In Excess Of Other Assets (-8.4%)			(27,748,947)
Net Assets (100.0%)			$328,598,497

See accompanying Notes to Financial Statements.

TCW Senior Loan ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional	Market Value	Net Unrealized Appreciation (Depreciation)

Short Futures
3	Euro-Bobl Future	06/6/25	$399,178	$406,569	$(7,391)
1	Euro-Bund Future	06/6/25	145,819	149,287	(3,468)
			$544,997	$555,856	$(10,859)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)

SELL (18)
Bank of America	EUR	252,000	07/11/25	$273,858	$286,668	$(12,810)

				$273,858	$286,668	$(12,810)

Notes to the Schedule of Investments:
ABS	Asset-Backed Securities.
CLO	Collateralized Loan Obligation.
REIT	Real Estate Investment Trust.
EUR	Euro Currency.
(1)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2025.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2025, the value of these securities amounted to $8,429,479 or 2.6% of net assets. These securities are determined to be liquid by the Fund’s investment adviser, unless otherwise noted, under procedures established by and under the general supervision of the Trust’s Board of Trustees.
(3)	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $27,080, at an interest rate of 7.32% and a maturity of December 11, 2031. The investment is not accruing an unused commitment fee of 1.00% per annum.
(4)	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $21,408, at an interest rate of 7.74% and a maturity of October 23, 2031. The investment is accruing an unused commitment fee of 3.50% per annum.
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(6)	This position represents an unsettled bank loan at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
(7)	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $193,333, at an interest rate of 8.55% and a maturity of June 9, 2028. The investment is not accruing an unused commitment fee of 1.00% per annum.
(8)	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $122,605, at an interest rate of 9.03% and a maturity of October 10, 2031. The investment is not accruing an unused commitment fee of 4.75% per annum.
(9)	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $187,519, at an interest rate of 10.07% and a maturity of December 30, 2029. The investment is accruing an unused commitment fee of 5.70% per annum.

See accompanying Notes to Financial Statements.

TCW Senior Loan ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

(10)	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $56,667, at an interest rate of 7.57% and a maturity of November 19, 2031. The investment is accruing an unused commitment fee of 3.25% per annum.
(11)	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $149,343, at an interest rate of 8.31% and a maturity of February 24, 2032. The investment is not accruing an unused commitment fee.
(12)	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $26,041, at an interest rate of 7.94% and a maturity of March 31, 2028. The investment is accruing an unused commitment fee of 3.50% per annum.
(13)	Payment-in-kind.
(14)	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $351,812, at an interest rate of 11.43% and a maturity of June 9, 2028. The investment is accruing an unused commitment fee of 2.00% per annum.
(15)	Non-income producing security.
(16)	Rate disclosed is the 7-day net yield as of April 30, 2025.
(17)	Affiliated issuer.
(18)	Fund sells foreign currency, buys USD.

See accompanying Notes to Financial Statements.

TCW Senior Loan ETF

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2025

The summary of the TCW Senior Loan ETF transactions in the affiliated funds for the period ended April 30, 2025 is as follows:

Name of Affiliated Fund	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Number of Shares Held April 30, 2025	Value at April 30, 2025	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund	$—	$117,787,572	$70,700,000	47,087,572	$47,087,572	$324,997	$—	$—	$—
Total					$47,087,572	$324,997	$—	$—	$—

See accompanying Notes to Financial Statements.

TCW Senior Loan ETF

Fair Valuation Summary (Unaudited)	April 30, 2025

The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Bank Loans	$—	$291,050,439	$3,615,121	$294,665,560
Corporate Bonds	—	9,476,261	—	9,476,261
Asset-Backed Securities	—	2,421,732	—	2,421,732
U.S. Treasury Securities	1,416,380	—	—	1,416,380
Unfunded Commitments Depreciation	—	(5,833)	—	(5,833)

Total Fixed Income Securities	1,416,380	302,942,599	3,615,121	307,974,100
Common Stock	—	—	388,586	388,586
Preferred Stock	—	—	263,674	263,674
Warrants	—	—	3	3
Money Market Investments	47,721,081	—	—	47,721,081

Total Investments	$49,137,461	$302,942,599	$4,267,384	$356,347,444
Liability Derivatives
Futures Contracts
Interest Rate Risk	$(10,859)	$—	$—	$(10,859)
Forward Currency Contracts
Foreign Currency Risk	—	(12,810)	—	(12,810)

Total	$(10,859)	$(12,810)	$—	$(23,669)

See accompanying Notes to Financial Statements.

TCW ETF TRUST

Statements of Assets and Liabilities (Unaudited)	April 30, 2025

	TCW AAA CLO ETF		TCW Corporate Bond ETF	TCW Flexible Income ETF
ASSETS
Investments, at Value(1)	$261,479,377		$24,195,549	$1,019,502,606
Investment in Affiliated Issuers, at Value(2)	2,692,127		1,565,016	12,338,323
Foreign Currency, at Value	83,848	(3)	—	349,621	(3)
Cash	—		40,793	—
Receivable for Securities Sold	2,998,445		—	43,140,122
Receivable for Fund Shares Sold	—		—	50,040,704
Interest and Dividends Receivable	973,734		247,937	5,750,252
Receivable from Investment Advisor	—		—	1,853
Receivable for Daily Variation Margin on Open Financial Futures Contracts	—		—	248,002
Cash Collateral Held for Brokers	300,000		111,293	4,445,001

Total Assets	268,527,531		26,160,588	1,135,816,484

LIABILITIES
Payable for Securities Purchased	1,668,581		411,707	47,938,701
Payable for Purchase of When-Issued Securities	—		—	109,979,511
Disbursements in Excess of Available Cash	—		—	62,023
Accrued Management Fees	42,005		5,636	271,031
Payable for Daily Variation Margin on Open Financial Futures Contracts	—		6,428	—
Unrealized Depreciation on Forward Currency Exchange Contracts	264,712		4,285	1,934,583
Net Unrealized Depreciation on Unfunded Loan Commitments	—		—	925

Total Liabilities	1,975,298		428,056	160,186,774

NET ASSETS	$266,552,233		$25,732,532	$975,629,710

NET ASSETS CONSIST OF:
Paid-in Capital	$267,001,936		$27,918,912	$1,023,809,320
Accumulated Earnings (Loss)	(449,703)		(2,186,380)	(48,179,610)

NET ASSETS	$266,552,233		$25,732,532	$975,629,710

NET ASSETS	$266,552,233		$25,732,532	$975,629,710
SHARES OUTSTANDING	5,320,000		560,118	24,960,812
NET ASSET VALUE PER SHARE	$50.10		$45.94	$39.09

(1)	The identified cost for the TCW AAA CLO ETF, the TCW Corporate Bond ETF and the TCW Flexible Income ETF at April 30, 2025 was $262,206,746, $24,351,026 and $1,048,081,445, respectively.
(2)	The identified cost for the TCW AAA CLO ETF, the TCW Corporate Bond ETF and the TCW Flexible Income ETF at April 30, 2025 was $2,692,127, $1,565,016 and $12,332,015, respectively.
(3)	The identified cost for the TCW AAA CLO ETF and the TCW Flexible Income ETF at April 30, 2025 was $83,958 and $351,258, respectively.

See accompanying Notes to Financial Statements.

TCW ETF TRUST

Statements of Assets and Liabilities (Unaudited)	April 30, 2025

	TCW High Yield Bond ETF		TCW Multisector Credit Income ETF		TCW Senior Loan ETF
ASSETS
Investments, at Value(1)	$39,441,705		$49,910,377		$309,265,705
Investment in Affiliated Issuers, at Value(2)	504,237		422,702		47,087,572
Foreign Currency, at Value	3,972	(3)	4,822	(3)	—
Cash	—		—		1,875
Receivable for Securities Sold	355,534		630,057		20,783,305
Interest and Dividends Receivable	622,304		610,973		2,672,393
Cash Collateral Held for Brokers	62,907		100,000		20,000
Net Unrealized Appreciation on Unfunded Loan Commitments	2,172		—		—
Prepaid Expenses	3,333		—		—

Total Assets	40,996,164		51,678,931		379,830,850

LIABILITIES
Payable for Securities Purchased	455,315		2,158,201		51,044,313
Disbursements in Excess of Available Cash	4,109		900		—
Accrued Trustees’ Fees and Expenses	6,444		—		—
Deferred Accrued Trustees’ Fees and Expenses	7,445		—		—
Accrued Management Fees	15,947		22,552		168,254
Payable for Daily Variation Margin on Open Financial Futures Contracts	24,933		1,703		1,143
Unrealized Depreciation on Forward Currency Exchange Contracts	36,343		39,450		12,810
Transfer Agent Fees Payable	7,162		—		—
Administration Fee Payable	1,487		—		—
Audit Fees Payable	14,621		—		—
Accounting Fees Payable	1,101		—		—
Custodian Fees Payable	10,568		—		—
Legal Fees Payable	2,458		—		—
Net Unrealized Depreciation on Unfunded Loan Commitments	—		295		5,833
Other Accrued Expenses	8,165		—		—

Total Liabilities	596,098		2,223,101		51,232,353

NET ASSETS	$40,400,066		$49,455,830		$328,598,497

NET ASSETS CONSIST OF:
Paid-in Capital	$48,924,472		$50,000,000		$355,922,105
Accumulated Earnings (Loss)	(8,524,406)		(544,170)		(27,323,608)

NET ASSETS	$40,400,066		$49,455,830		$328,598,497

NET ASSETS	$40,400,066		$49,455,830		$328,598,497
CAPITAL SHARES OUTSTANDING	1,342,812		1,000,000		6,993,628
NET ASSET VALUE PER SHARE	$30.09		$49.46		$46.99

(1)	The identified cost for the TCW High Yield Bond ETF, the TCW Multisector Credit Income ETF and the TCW Senior Loan ETF at April 30, 2025 was $40,006,638, $50,715,978 and $313,109,190, respectively.
(2)	The identified cost for the TCW High Yield Bond ETF, the TCW Multisector Credit Income ETF and the TCW Senior Loan ETF at April 30, 2025 was $504,237, $422,702 and $47,087,572, respectively.
(3)	The identified cost for the TCW High Yield Bond ETF and the TCW Multisector Credit Income ETF at April 30, 2025 was $3,937 and $4,827, respectively.

See accompanying Notes to Financial Statements.

TCW ETF TRUST

Statements of Operations (Unaudited)	Six Months Ended April 30, 2025

	TCW AAA CLO ETF (1)	TCW Corporate Bond ETF (2)	TCW Flexible Income ETF
INVESTMENT INCOME
Income:
Dividends	$49,333	$2,995	$289,586
Dividends from Investment in Affiliated Issuers	376,347	8,327	693,752
Interest	2,875,389	276,820	17,145,952

Total	3,301,069	288,142	18,129,290

Expenses:
Management Fees	119,583	25,583	1,202,335
Administration Fees	—	55,718	—
Transfer Agent Fees	—	21,007	—
Custodian Fees	—	45,623	—
Professional Fees	—	14,155	—
Trustees’ Fees and Expenses	—	65	—
Registration Fees	—	18,488	—
Shareholder Reporting Expense	—	3,601	—
Other	—	9,602	—

Total	119,583	193,842	1,202,335

Less Expenses Borne by Investment Advisor:	—	(161,341)	—

Net Expenses	119,583	32,501	1,202,335

Net Investment Income	3,181,486	255,641	16,926,955

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized (Loss) on:
Investments	(138,293)	(275,736)	(1,520,948)
Foreign Currency	(14,623)	(2,223)	(263,569)
Forward Currency Exchange Contracts	(102,236)	2,769	(226,057)
Futures Contracts	—	8,875	1,219,526
Swap Agreements	—	648
Change in Unrealized Appreciation (Depreciation) on:
Investments	(727,369)	546,327	6,362,655
Foreign Currency	674	529	40,278
Forward Currency Exchange Contracts	(264,712)	(4,285)	(2,032,751)
Futures Contracts	—	(3,067)	2,458,857
Swap Agreements	—	(898)	—
Investments in Affiliated Issuers	—	—	6,307

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	(1,246,559)	272,939	6,044,298

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,934,927	$528,580	$22,971,253

(1)	For the period November 15, 2024 (Commencement of Operations) through April 30, 2025.
(2)	For the period April 1, 2024 through April 30, 2025.

See accompanying Notes to Financial Statements.

TCW ETF TRUST

Statements of Operations (Unaudited)	Six Months Ended April 30, 2025

	TCW High Yield Bond ETF	TCW Multisector Credit Income ETF(1)	TCW Senior Loan ETF(2)
INVESTMENT INCOME
Income:
Dividends	$15,225	$25,296	$704,721
Dividends from Investment in Affiliated Issuers	20,259	51,119	324,997
Interest	1,382,944	1,614,032	27,030,815

Total	1,418,428	1,690,447	28,060,533

Expenses:
Management Fees	96,708	125,610	1,904,995
Accounting Services Fees	4,112	—	—
Administration Fees	2,185	—	98,206
Transfer Agent Fees:	1,792	—	89,428
Custodian Fees	6,418	—	58,480
Professional Fees	417	—	24,952
Trustees’ Fees and Expenses	4,471	—	3,817
Registration Fees:	6,923	—	37,836
Distribution Fees:	—	—	13,654
Shareholder Reporting Expense	361	—	—
Other	7,036	—	16,714

Total	130,423	125,610	2,248,082

Less Expenses Borne by Investment Advisor:
I Class	(31,799)	—	(50,504)

Net Expenses	98,624	125,610	2,197,578

Net Investment Income	1,319,804	1,564,837	25,862,955

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized (Loss) on:
Investments	(596,603)	(56,090)	(3,447,639)
Foreign Currency	(98)	(2,900)	14,034
Forward Currency Exchange Contracts	36,560	(23,624)	62,019
Futures Contracts	(126,492)	2,887	6,497
Change in Unrealized Appreciation (Depreciation) on:
Investments	(82,122)	(806,002)	(1,050,841)
Foreign Currency	922	824	(7,969)
Forward Currency Exchange Contracts	(50,637)	(39,450)	(27,927)
Futures Contracts	87,002	(12,652)	(10,509)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	(731,468)	(937,007)	(4,462,335)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$588,336	$627,830	$21,400,620

(1)	For the period November 15, 2024 (Commencement of Operations) through April 30, 2025.
(2)	For the period April 1, 2024 through April 30, 2025.

See accompanying Notes to Financial Statements.

TCW ETF TRUST

Statements of Changes in Net Assets (Unaudited)

	TCW AAA CLO ETF	TCW Corporate Bond ETF(1)
	For the period November 15, 2024 (Commencement of Operations) through April 30, 2025 (Unaudited)	For the period April 1, 2024 through April 30, 2025 (Unaudited)	Year Ended March 31, 2024
OPERATIONS
Net Investment Income	$3,181,486	$255,641	$217,484
Net Realized Loss on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions	(255,152)	(265,667)	(592,903)
Change in Unrealized Appreciation (Depreciation) on Investments, Futures Contracts, Foreign Currency Transactions and Swap Contracts	(991,407)	538,606	524,303

Increase (Decrease) in Net Assets Resulting from Operations	1,934,927	528,580	148,884

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(2,384,630)	(209,776)	(216,921)

NET CAPITAL SHARE TRANSACTIONS
ETF	267,001,936	23,101,185	(462,090)
M Class	—	(2,875,235)	(14,479)

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	267,001,936	20,225,950	(1,910,046)

Increase (Decrease) in Net Assets	266,552,233	20,544,754	(1,978,083)
NET ASSETS
Beginning of period	—	5,187,778	7,165,861

End of period	$266,552,233	$25,732,532	$5,187,778

(1)

The TCW Corporate Bond ETF (IGCB) acquired the assets and liabilities of the predecessor mutual fund, the TCW MetWest Corporate Bond Fund Class I (the “Predecessor Fund”), at the close of business on November 18, 2024. As a result of the reorganization, the TCW Corporate Bond ETF adopted the accounting and performance history of Class I Shares of the Predecessor Fund. Financial Information disclosed for periods prior to November 18, 2024 include those of the Predecessor Fund.

See accompanying Notes to Financial Statements.

TCW ETF TRUST

Statements of Changes in Net Assets (Unaudited)

	TCW Flexible Income ETF(1)		TCW High Yield Bond ETF(3)
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024(2)	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS
Net Investment Income	$16,926,955	$14,475,358	$1,319,804	$3,061,304
Net Realized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions	(791,048)	684,081	(686,633)	(1,434,562)
Change in Unrealized Appreciation (Depreciation) on Investments, Futures Contracts and Foreign Currency Transactions	6,835,346	(479,599)	(44,835)	5,044,825

Increase in Net Assets Resulting from Operations	22,971,253	14,679,840	588,336	6,671,567

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(16,687,978)	(13,514,773)	(1,264,061)	(2,908,463)

NET CAPITAL SHARE TRANSACTIONS
ETF	547,474,453	112,834,321	(458,278)	(8,974,075)
N Class	—	—	—	(6,918,553)
M Class	—	(48,882,875)	—	—

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	547,474,453	63,951,446	(458,278)	(15,892,628)

Increase (Decrease) in Net Assets	553,757,728	65,116,513	(1,134,003)	(12,129,524)
NET ASSETS
Beginning of period	421,871,982	356,755,469	41,534,069	53,663,593

End of period	$975,629,710	$421,871,982	$40,400,066	$41,534,069

(1)

The TCW Flexible Income ETF (FLXR) acquired the assets and liabilities of the predecessor mutual fund, the MetWest Flexible Income Fund (the “Predecessor Fund”), at the close of business on June 21, 2024. As a result of the reorganization, the TCW Flexible Income ETF adopted the accounting and performance history of Class I Shares of the Predecessor Fund. Financial Information disclosed for periods prior to June 21, 2024 include those of the Predecessor Fund.

(2)	The Fund has changed its fiscal year-end from March 31 to October 31. This period represents the seven-month period from April 1, 2024 to October 31, 2024.
(3)

The TCW High Yield Bond ETF (HYBX) acquired the assets and liabilities of the predecessor mutual fund, the TCW High Yield Bond Fund Class I (the “Predecessor Fund”), at the close of business on November 18, 2024. As a result of the reorganization, the TCW High Yield Bond ETF adopted the accounting and performance history of Class I Shares of the Predecessor Fund. Financial Information disclosed for periods prior to November 18, 2024 include those of the Predecessor Fund.

See accompanying Notes to Financial Statements.

TCW ETF TRUST

Statements of Changes in Net Assets (Unaudited)

	TCW Multisector Credit Income ETF	TCW Senior Loan ETF(1)
	For the period from November 15, 2024 (Commencement of Operations) through April 30, 2025 (Unaudited)	For the period April 1, 2024 through April 30, 2025 (Unaudited)	Year Ended March 31, 2024
OPERATIONS
Net Investment Income	$1,564,837	$25,862,955	$29,723,795
Net Realized Loss on Investments, Futures Contracts and Foreign Currency Transactions	(79,727)	(3,365,089)	(4,304,578)
Change in Unrealized Appreciation Depreciation on Investments, Futures Contracts and Foreign Currency Transactions	(857,280)	(1,097,246)	11,415,223

Increase (Decrease) in Net Assets Resulting from Operations	627,830	21,400,620	36,834,440

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(1,172,000)	(23,842,973)	(29,763,381)

NET CAPITAL SHARE TRANSACTIONS
ETF	50,000,000	38,515,500	(42,746,247)
Plan Class	—	(10,694)	105,060
M Class	—	(9,514,628)	(1,703,022)

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	50,000,000	28,990,178	(44,438,763)

Increase (Decrease) in Net Assets	49,455,830	26,547,825	(37,367,704)
NET ASSETS
Beginning of period	—	302,050,672	339,418,376

End of period	$49,455,830	$328,598,497	$302,050,672

(1) The TCW Senior Loan ETF (SLNZ) acquired the assets and liabilities of the predecessor mutual fund, the TCW MetWest Floating Rate Income Fund Class I (the “Predecessor Fund”), at the close of business on November 18, 2024. As a result of the reorganization, the TCW Senior Loan ETF adopted the accounting and performance history of Class I Shares of the Predecessor Fund. Financial Information disclosed for periods prior to November 18, 2024 include those of the Predecessor Fund.

See accompanying Notes to Financial Statements.

Notes to Financial Statements (Unaudited)

1.	Organization

TCW ETF Trust (formerly Engine No. 1 ETF Trust) (the “Trust”), a Delaware statutory trust organized on October 26, 2020, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is authorized to issue multiple series or portfolios. As of April 30, 2025, the Trust consisted of eleven operating investment portfolios, six of which are presented herein: TCW AAA CLO ETF, TCW Corporate Bond ETF, TCW Flexible Income ETF, TCW High Yield Bond ETF, TCW Multisector Credit Income ETF and TCW Senior Loan ETF (each a “Fund” and collectively, the “Funds”).

TCW Investment Management Company LLC (the “Adviser”) is the investment adviser to and an affiliate of the Funds and is registered under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). Each Fund has its own investment objective and strategies. The following is a brief description of the investment objectives and principal investment strategies for the Funds that are covered in this report:

Investment Objectives and Principal Investment Strategies

ETF Fund	Strategies

Non-Diversified Fund
TCW AAA CLO ETF

Seeks to provide capital preservation and current income by investing at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in collateralized loan obligations (“CLOs”) that are, at the time of purchase, rated AAA (or an equivalent rating) by at least one of the major rating agencies or, if unrated, determined by the Adviser to be of comparable quality. The Fund has no restrictions on investment maturity.

Diversified Fund
TCW Corporate Bond ETF

Seeks to maximize long-term total return, by investing at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in a diversified portfolio of corporate bonds of varying maturities issued by U.S. and foreign corporations, including those in developed market and emerging market countries. There is no limit on the weighted average maturity of the Fund’s portfolio, and the Fund’s average portfolio duration is expected, but not required, to vary from three to nine years.

TCW Flexible Income ETF

Seeks a high level of current income with a secondary objective of long-term capital appreciation by utilizing a flexible investment approach that allocates investments across a range of global investment opportunities related to credit, currencies and interest rates. The Fund will invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in fixed income securities and instruments that generate income. There is no limit on the weighted average maturity of the Fund’s portfolio, however, under normal circumstances, the Fund’s average portfolio duration is expected to vary from zero to eight years.

TCW High Yield Bond ETF

Seeks to maximize income and achieve above average total return consistent with reasonable risk over a full market cycle by investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in high yield/below investment grade bonds (commonly known as “junk bonds”). The Fund may invest up to 20% of its net assets in equity securities (including common stock and convertible and non-convertible preferred stocks).
TCW Multisector Credit Income ETF

Seeks long-term income by investing, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in a multisector portfolio of fixed income securities and instruments. The Fund will generally allocate its assets among several fixed income sectors, including high yield securities; bank loans; and foreign securities, principally emerging market securities. The Fund is not required to gain exposure to any particular investment sector and sector exposures are expected to vary over time. The Fund does not have a duration target, however, under normal circumstances, the Fund’s average portfolio duration varies from zero to eight years.

TCW Senior Loan ETF

Seeks current income with a secondary objective of long-term capital appreciation, by investing at least 80% of the value its net assets, plus the amount of any borrowings for investment purposes, in senior secured floating rate investments and in investments that are the economic equivalent of senior secured floating rate loans. The Fund’s portfolio securities may have any duration or maturity.

There can be no assurance that the Funds will achieve their respective investment objectives.

2. Significant Accounting Policies

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amount of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates. The Funds are investment companies and follow the investment company accounting standards and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standard Codification (“ASC”) Topic 946, “Financial Services — Investment Companies”. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative guidance for SEC registrants. The following summarizes the significant accounting policies of the Funds:

Principles of Accounting: The Funds use the accrual method of accounting for financial reporting purposes.

Net Asset Value: The net asset value (“NAV”) of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets by the number of each Fund’s shares outstanding.

Securities Valuations: Securities listed or traded on the NYSE and other stock exchanges were valued at the latest sale price on the exchange. Securities traded on the NASDAQ stock market (“NASDAQ”) were valued during the period using official closing prices as reported by NASDAQ, which may not have been the last sale price. Investments in open-end mutual funds including money market funds were valued based on the NAV per share as reported by the investment companies. All other securities for which over-the-counter (“OTC”) market quotations were readily available, including short-term securities, swap agreements and forward currency exchange contracts, were valued with prices furnished by independent pricing services or by broker-dealers.

Pursuant to Rule 2a-5 under the 1940 Act, the Trust’s Board of Trustees (the “Board”, and each member thereof, a “Trustee”) has designated the Adviser as the “valuation designee” with respect to the fair valuation of the Funds’ portfolio securities, subject to oversight by and periodic reporting to the Board. Fair valued securities are those for which market quotations were not readily available, including in circumstances under which it was determined by the Adviser that prices received were not reflective of their market values.

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose investments in their financial statements in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurements based on inputs. Inputs that go into fair value measurement refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the inputs market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates,

prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements: Descriptions of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities (“ABS”) and mortgage-backed securities (“MBS”). The fair value of ABS and MBS is estimated based on pricing models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise, they would be categorized as Level 3.

Bank loans. The fair value of bank loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable and are obtained from independent sources. Bank loans are generally categorized as Level 2 of the fair value hierarchy, unless key inputs are unobservable; they would then be categorized as Level 3.

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized as Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

Foreign currency contracts. The fair values of foreign currency contracts are derived from indices, reference rates, and other inputs or a combination of these factors. To the extent that these factors can be observed, foreign currency contracts are categorized as Level 2 of the fair value hierarchy.

Futures contracts. Futures contracts are generally valued at the settlement price established at the close of business each day by the exchange on which they are traded. They are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Government and agency securities. Government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, government and agency securities are normally categorized as Level 1 or 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

Money market funds. Money market funds are open-end mutual funds that invest in short-term debt securities. To the extent that these funds are valued based upon the reported NAV, they are categorized as Level 1 of the fair value hierarchy.

Municipal bonds. Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-wanted lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds are categorized as Level 2; otherwise, the fair values are categorized as Level 3.

Restricted securities. Restricted securities, including illiquid Rule 144A securities, issued by non-public entities are categorized as Level 3 of the fair value hierarchy because they trade infrequently, and therefore the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized as Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

Short-term investments. Short-term investments are valued using market price quotations, and are categorized as Level 1 or Level 2 of the fair value hierarchy.

Warrants. Warrants are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, and valuation adjustments are not applied, they are generally categorized as Level 1 of the fair value hierarchy.

The summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Funds’ investments is listed after the Schedule of Investments for each Fund.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

TCW Corporate Bond ETF	Asset-Backed Securities	Commercial Mortgage- Backed Securities — Non- Agency	Total
Balance as of October 31, 2024	$33,144	$518	$33,662
Accrued Discounts (Premiums)	-	(18,649)	(18,649)
Realized Gain (Loss)	-	-	-
Change in Unrealized Appreciation (Depreciation)	1,668	18,310	19,978
Purchases	-	-	-
Sales	(2,964)	(178)	(3,142)
Transfers in to Level 3	-	-	-
Transfers out of Level 3	-	-	-

Balance as of April 30, 2025	$31,848	$1 *	$31,849

Change in Unrealized Appreciation (Depreciation) from Investments Still Held at April 30, 2025	$1,668	$4,090	$5,758

TCW FLEXIBLE INCOME ETF	Asset-Backed Securities	Bank Loans	Commercial Mortgage- Backed Securities — Non-Agency	Common Stock	Corporate Convertible Bonds	Corporate Bonds	Mutual Funds	Residential Mortgage- Backed Securities — Agency	Residential Mortgage- Backed Securities — Non-Agency	Total
Balance as of October 31, 2024	$395,664	$127,519	$686,890	$336,156	$2,504	$39,562	$-	$-	$3,493,797	$5,082,092
Accrued Discounts (Premiums)	-	4,882	(147,957)	-	201	2,481	-	(117,656)	(219,677)	(477,726)
Realized Gain (Loss)	-	(199,715)	(1,044,186)	-	(2,216)	(33,322)	-	(73,589)	(322,519)	(1,675,547)
Change in Unrealized Appreciation (Depreciation)	59,174	105,773	899,925	107,825	1,213	11,117	6,308	226,296	1,142,568	2,560,199
Purchases	3,110,005	1,019,432	-	-	-	-	6,307,906	5,452,373	1,121,804	17,011,520
Sales	(328,963)	(40,423)	(500,745)	-	(1,702)	(19,838)	-	-	(9,163)	(900,834)
Transfers in to Level 3	-	-	538,061 (1)	-	-	-	-	-	-	538,061
Transfers out of Level 3	-	-	-	-	-	-	-	-	(339,973)	(339,973)

Balance as of April 30, 2025	$3,235,880	$1,017,468	$431,988	$443,981	$-	$-	$6,314,214	$5,487,424	$4,866,837	$21,797,792

Change in Unrealized Appreciation (Depreciation) from Investments Still Held at April 30, 2025	$59,174	$105,773	$902,911	$107,825	$-	$-	$6,308	$226,296	$1,142,568	$2,550,855

(1) Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

TCW Senior Loan ETF	Bank Loans		Common Stock		Preferred Stock	Warrant	Total
Balance as of October 31, 2024	$1,899,654		$260,230		$474,614	$-	$2,634,498
Accrued Discounts (Premiums)	121,835		-		-	-	121,835
Realized Gain (Loss)	(338,815)		-		-	-	(338,815)
Change in Unrealized Appreciation (Depreciation)	(426,838)		128,176		(211,940)	3	(510,599)
Purchases	4,120,752		-		-	-	4,120,752
Sales	(1,635,806)		-		-	-	(1,635,806)
Transfers in to Level 3	1,587,515	(1)	180	(1)	-	-	1,587,695
Transfers out of Level 3	(1,713,176	) (1)	-		-	-	(1,713,176)

Balance as of April 30, 2025	$3,615,121		$388,586		$262,674	$3	$4,266,384

Change in Unrealized Appreciation (Depreciation) from Investments Still Held at April 30, 2025	$(426,838)		$128,176		$(211,940)	$3	$(510,599)

(1) Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

Significant unobservable valuation inputs for Level 3 investments as of April 30, 2025 are as follows:

Description	Fair Value at April 30, 2025	Valuation Techniques	Unobservable Input	Price or Price Range	Average Weighted Price	Impact to Valuation If Input Increases
TCW Corporate Bond ETF
Asset-Backed Securities	$ 31,848	Broker Quote	Offered Quote	$93.274	$93.274	Increase
Commercial Mortgage-Backed Securities — Non-Agency	$ 1	Third-Party Vendor	Vendor Prices	$0.001	$0.001	Increase
TCW High Yield Bond ETF
Warrants	$ 0	Zero Market Value	Fair Value	$0.000	$0.000	Increase
TCW Flexible Income ETF
Asset-Backed Securities	$ 3,187,165	Broker Quote	Offered Quote	$93.273- $100.000	$99.127	Increase
Asset-Backed Securities	$ 48,715	Third-Party Vendor	Vendor Prices	$0.001- $3.479	$2.564	Increase
Bank Loans	$ 180,380	Broker Quote	Offered Quote	$62.560	$62.560	Increase
Bank Loans	$ 837,088	Third-Party Vendor	Vendor Prices	$100.250	$100.250	Increase
Commercial Mortgage-Backed Securities — Non-Agency	$ 185,199	Broker Quote	Offered Quote	$98.730	$98.730	Increase
Commercial Mortgage-Backed Securities — Non-Agency	$ 246,789	Third-Party Vendor	Vendor Prices	$0.000 - $0.405	$0.141	Increase
Common Stock	$ 479	Broker Quote	Offered Quote	$0.016	$0.016	Increase
Common Stock	$ 443,502	Third-Party Vendor	Vendor Prices	$40.125	$40.125	Increase
Investment Companies	$ 6,314,214	Third-Party Vendor	Vendor Prices	$10.010	$10.010	Increase
Residential Mortgage-Backed Securities —Agency	$ 5,487,424	Third-Party Vendor	Vendor Prices	$10.941 - $13.268	$11.617	Increase
Residential Mortgage-Backed Securities — Non-Agency	$ 4,866,837	Third-Party Vendor	Vendor Prices	$0.000 - $112.942	$7.030	Increase
Warrants	$ 0	Zero Market Value	Fair Value	$0.000	$0.000	Increase
TCW Senior Loan ETF
Bank Loans	$ 599,533	Broker Quote	Offered Quote	$62.560	$62.560	Increase
Bank Loans	$3,015,588	Third-Party Vendor	Vendor Prices	$3.875-$100.250	$78.520	Increase
Bank Loans	$0	Zero Market Value	Fair Value	$0.000	$0.000	Increase
Common Stock	$388,586	Third-Party Vendor	Vendor Prices	$0.150-$40.125	$38.654	Increase
Preferred Stock	$ 263,674	Third-Party Vendor	Vendor Prices	$0.250	$0.250	Increase
Warrants	$ 3	Zero Market Value	Fair Value	$0.000	$0.000	Increase

Security Transactions and Related Investment Income: Throughout the reporting period, security transactions are accounted for one business day following the trade date. For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premiums and accretion of discounts. Dividend income, net of any applicable foreign withholding taxes, is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Large, non-recurring dividends recognized by a Fund, if any, are presented separately on the Statement of Operations as “Special Dividends” and the impact of these dividends is presented in the Financial Highlights. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions: Dividends and distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds intend to declare and make distributions of taxable net investment income quarterly and net capital gains annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes. Therefore, no provision for federal income tax should be required.

Use of Estimates: The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Foreign Currency Translation: The books and records of each Fund are maintained in U.S. dollars as follows: (1) foreign currency denominated securities, and other assets and liabilities stated in foreign currencies are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in net realized or net unrealized gain (loss) in the Statement of Operations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes.

Foreign Taxes: The Funds may be subject to withholding taxes on income and capital gains imposed by certain countries in which they invest. The withholding tax on income is netted against the income accrued or received. Any reclaimable taxes are recorded as income. The withholding tax on realized or unrealized gain is recorded as a liability.

Derivative Instruments: Derivatives are financial instruments which are valued based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. A derivative contract may result in a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Funds may not be able to close out a derivative transaction at a favorable time or price.

For the period ended April 30, 2025, the following Funds had derivatives and transactions in derivatives, grouped in the following risk categories:

Statement of Assets and Liabilities:
TCW AAA CLO ETF
	Credit Risk	Foreign Currency Risk	Interest Rate Risk	Total

Liability Derivatives
Forward Currency Exchange Contracts	$—	$(264,712)	$—	$(264,712)

Total Value	$—	$(264,712)	$—	$(264,712)

Statement of Operations:
Net Realized Gain (Loss)
Forward Currency Exchange Contracts	$—	$(102,236)	$—	$(102,236)

Net Realized Gain (Loss)	$—	$(102,236)	$—	$(102,236)

Net Change in Appreciation (Depreciation)
Forward Currency Exchange Contracts	$—	$(264,712)	—	$(264,712)

Net Change in Appreciation (Depreciation)	$—	$(264,712)	$—	$(264,712)

Number of Contracts or Notional Amounts (2)
Forward Currency Exchange Contracts	$—	$5,671,393	$—	$5,671,393

TCW Corporate Bond ETF

	Credit Risk	Foreign Currency Risk	Interest Rate Risk	Total
Asset Derivatives
Futures Contracts(1)	$—	$—	$27,836	$27,836

Total Value	$—	$—	$27,836	$27,836

Liability Derivatives
Forward Currency Exchange Contracts	$—	$(4,285)	$—	$(4,285)
Futures Contracts	—	—	(34,400)	(34,400)

Total Value	$—	$(4,285)	$(34,400)	$(38,685)

Statement of Operations:
Net Realized Gain (Loss)
Forward Currency Exchange Contracts	$—	$2,769	$—	$2,769
Futures Contracts	—	—	8,875	8,875
Swap Agreements	—	—	648	648

Net Realized Gain (Loss)	$—	$2,769	$9,523	$12,292

Net Change in Appreciation (Depreciation)
Forward Currency Exchange Contracts	$—	$(4,285)	$—	$(4,285)
Futures Contracts	—	—	(3,067)	(3,067)
Swap Agreements	—	—	(898)	(898)

Net Change in Appreciation (Depreciation)	$—	$(4,285)	$(3,965)	$(8,250)

Number of Contracts or Notional Amounts (2)
Forward Currency Exchange Contracts	$—	$43,630	$—	$43,630
Futures Contracts	—	—	20	20
Swap Agreements	$—	$—	$63,000	$63,000

TCW Flexible Income ETF
	Credit Risk		Foreign Currency Risk	Interest Rate Risk	Total

Asset Derivatives
Futures Contracts(1)		$—	$—	$3,321,079	$3,321,079

Total Value		$—	$—	$3,321,079	$3,321,079

Liability Derivatives
Forward Currency Exchange Contracts		$—	$(1,934,583)	$—	$(1,934,583)
Futures Contracts		—	—	(1,869,256)	(1,869,256)

Total Value		$—	$(1,934,583)	$(1,869,256)	$(3,803,839)

Statement of Operations:
Net Realized Gain (Loss)
Forward Currency Exchange Contracts		$—	$(226,057)	$—	$(226,057)
Futures Contracts		—	—	1,219,526	1,219,526

Net Realized Gain (Loss)		$—	$(226,057)	$1,219,526	$993,469

Net Change in Appreciation (Depreciation)
Forward Currency Exchange Contracts	$		$(2,032,751)	$—	$(2,032,751)
Futures Contracts			—	2,458,857	2,458,857

Net Change in Appreciation (Depreciation)			$(2,032,751)	$2,458,857	$426,106

Number of Contracts or Notional Amounts(2)
Forward Currency Exchange Contracts		$—	$44,037,785	$—	$44,037,785
Futures Contracts		—	—	2,721	2,721

TCW High Yield Bond ETF
	Credit Risk	Foreign Currency Risk	Interest Rate Risk	Total

Liability Derivatives
Forward Currency Exchange Contracts	$—	$(36,343)	$—	$(36,343)

Total Value	$—	$(36,343)	$—	$(36,343)

Statement of Operations:
Net Realized Gain (Loss)
Forward Currency Exchange Contracts	$—	$36,560	$—	$36,560
Futures Contracts	—	—	(126,492)	(126,492)

Net Realized Gain (Loss)	$—	$36,560	$(126,492)	$(89,932)

Net Change in Appreciation (Depreciation)
Forward Currency Exchange Contracts	$—	$(50,637)	$—	$(50,637)
Futures Contracts	—	—	87,002	87,002

Net Change in Appreciation (Depreciation)	$—	$(50,637)	$87,002	$36,365

Number of Contracts or Notional Amounts (2)
Forward Currency Exchange Contracts	$—	$1,550,545	$—	$1,550,545
Futures Contracts	—	—	57	57

TCW Multisector Credit Income ETF
	Credit Risk	Foreign Currency Risk	Interest Rate Risk	Total
Liability Derivatives
Forward Currency Exchange Contracts	$—	$(39,450)	$—	$(39,450)
Futures Contracts(1)	—	—	(43,486)	(43,486)

Total Value	$—	$(39,450)	$(43,486)	$(82,936)

Statement of Operations:
Net Realized Gain (Loss)
Forward Currency Exchange Contracts	$—	$(23,624)	$—	$(23,624)
Futures Contracts	—	—	2,887	2,887

Net Realized Gain (Loss)	$—	$(23,624)	$2,887	$(20,737)

Net Change in Appreciation (Depreciation)
Forward Currency Exchange Contracts	$—	$(39,450)	$—	$(39,450)
Futures Contracts	—	—	(12,652)	(12,652)

Net Change in Appreciation (Depreciation)	$—	$(39,450)	$(12,652)	$(52,102)

Number of Contracts or Notional Amounts (2)
Forward Currency Exchange Contracts	$—	$1,394,801	$—	$1,394,801
Futures Contracts	—	—	3	3

TCW Senior Loan ETF
	Credit Risk	Foreign Currency Risk	Interest Rate Risk	Total
Liability Derivatives
Forward Currency Exchange Contracts	$—	$(12,810)	$—	$(12,810)
Futures Contracts(1)	—	—	(10,859)	(10,859)

Total Value	$—	$(12,810)	$(10,859)	$(23,669)

Statement of Operations:
Net Realized Gain (Loss)
Forward Currency Exchange Contracts	$—	$62,019	$—	$62,019
Futures Contracts	—	—	6,497	6,497

Net Realized Gain (Loss)	$—	$62,019	$6,497	$68,516

Net Change in Appreciation (Depreciation)
Forward Currency Exchange Contracts	$—	$(27,927)	$—	$(27,927)
Futures Contracts	—	—	(10,509)	(10,509)

Net Change in Appreciation (Depreciation)	$—	$(27,927)	$(10,509)	$(38,436)

Number of Contracts or Notional Amounts (2)
Forward Currency Exchange Contracts	$—	$1,959,006	$—	$1,959,006
Futures Contracts	—	—	4	4

(1) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin on April 30, 2025 is reported within the Statement of Assets and Liabilities.

(2) Amount disclosed represents average number of contracts or notional amounts, which are representative of the volume traded for the period ended April 30, 2025.

Counterparty Credit Risk: Derivative contracts may be exposed to counterparty credit risk. Losses can occur if the counterparty does not perform under the contract.

The Funds’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Funds.

With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Funds do not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

For OTC derivatives, the Funds mitigate their counterparty risk by entering into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with each counterparty. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event.

Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets declines by a stated percentage or a Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral pledged or received by a Fund.

Cash collateral that has been pledged to cover obligations of a Fund is reported separately on the Statement of Assets and Liabilities. Non-cash collateral pledged by a Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold, typically $250,000 or $500,000, before a transfer is required, which is determined at the close of each business day and the collateral is transferred on the next business day. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by entering into agreements only with counterparties that the Adviser believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. The Funds have implemented the disclosure requirements pursuant to ASC 210 Balance Sheet (“ASC 210”), Disclosures about Offsetting Assets and Liabilities that requires disclosures to make financial statements that are prepared under GAAP more comparable to those prepared under International Financial Reporting Standards.

Master Agreements and Netting Arrangements. Certain Funds are parties to various agreements, including but not limited to International Swaps and Derivatives Association Agreements and related Credit Support Annex, Master Repurchase Agreements, and Master Securities Forward Transactions Agreements (collectively “Master Agreements”), which govern the terms of certain transactions with select counterparties. These Master Agreements generally include provisions for general obligations, representations, agreements, collateral, and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions (“netting arrangements”). The netting arrangements are generally tied to credit-related events that, if triggered, would cause an event of default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination as a result of an event of default under the Master Agreement, the total value exposure of all transactions will be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in the event of a bankruptcy or insolvency of the counterparty. Credit-related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. Any election made by a counterparty to early terminate the transactions under a Master Agreement could have a material adverse impact on a Fund’s financial statements. A Fund’s overall exposure to credit risk, subject to netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions under the relevant Master Agreement with a counterparty in a given Fund exceeds a specified threshold, net of collateral already in place, typically $250,000 or $500,000 depending on the counterparty and the type of Master Agreement. Collateral under the Master Agreements is usually in the form of cash or U.S. Treasury Bills but could include other types of securities. If permitted under the Master Agreement, certain funds may rehypothecate cash collateral received from a counterparty. The value of all derivative transactions outstanding under a Master Agreement is calculated daily to determine the amount of collateral to be received or pledged by the counterparty. Posting of collateral for OTC derivative transactions are covered under tri-party collateral agreements between the Fund, the Fund’s custodian, and each counterparty. Collateral for centrally cleared derivatives transactions are posted with the applicable derivatives clearing organization.

The following table presents TCW AAA CLO ETF’s OTC derivative liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreements and net of the related collateral received or pledged by the Fund as of April 30, 2025:

Counterparty	Gross Derivative Liabilities in the Statement of Assets and Liabilities	Collateral Pledged(1)	Derivatives (Assets) Liabilities Available for Offset	Net Amount of Derivatives Liabilities (2)
Bank Of New York	$24,541	$—	$—	$24,541
Goldman Sachs & Co.	240,171	(240,171)	—	—

Total	$264,712	$(240,171)	$—	$24,541

(1) Excess of collateral received for individual counterparty may not be shown for financial reporting purposes.

(2) Represents the net amount receivable from the counterparty in the event of default.

The following table presents TCW Corporate Bond ETF’s OTC derivative liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreements and net of the related collateral received or pledged by the Fund as of April 30, 2025:

Counterparty	Gross Derivative Liabilities in the Statement of Assets and Liabilities	Collateral Pledged(1)	Derivatives (Assets) Liabilities Available for Offset	Net Amount of Derivatives Liabilities (2)
Citibank N.A.	$244	$—	$—	$244
Goldman Sachs & Co.	4,041	—	—	4,041

Total	$4,285	$—	$—	$4,285

(1) Excess of collateral received for individual counterparty may not be shown for financial reporting purposes.

(2) Represents the net amount receivable from the counterparty in the event of default.

The following table presents TCW Flexible Income ETF’s OTC derivative liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreements and net of the related collateral received or pledged by the Fund as of April 30, 2025:

Counterparty	Gross Derivative Liabilities in the Statement of Assets and Liabilities	Collateral Pledged(1)	Derivatives (Assets) Liabilities Available for Offset	Net Amount of Derivatives Liabilities (2)
Bank Of New York	$78,890	$—	$—	$78,890
Goldman Sachs & Co.	1,855,693	(1,855,693)	—	—

Total	$1,934,583	$(1,855,693)	$—	$78,890

(1) Excess of collateral received for individual counterparty may not be shown for financial reporting purposes.

(2) Represents the net amount receivable from the counterparty in the event of default.

The following table presents TCW High Yield Bond ETF’s OTC derivative liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreements and net of the related collateral received or pledged by the Fund as of April 30, 2025:

Counterparty	Gross Derivative Liabilities in the Statement of Assets and Liabilities	Collateral Pledged(1)	Derivatives (Assets) Liabilities Available for Offset	Net Amount of Derivatives Liabilities (2)
Citibank N.A.	$35,854	$—	$—	$35,854
Goldman Sachs & Co.	489	—	—	489

Total	$36,343	$—	$—	$36,343

(1) Excess of collateral received for individual counterparty may not be shown for financial reporting purposes.

(2) Represents the net amount receivable from the counterparty in the event of default.

The following table presents TCW Multisector Credit Income ETF’s OTC derivative liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreements and net of the related collateral received or pledged by the Fund as of April 30, 2025:

Counterparty	Gross Derivative Liabilities in the Statement of Assets and Liabilities	Collateral Pledged(1)	Derivatives (Assets) Liabilities Available for Offset	Net Amount of Derivatives Liabilities (2)
Goldman Sachs & Co.	$39,450	$—	$—	$39,450

Total	$39,450	$—	$—	$39,450

(1) Excess of collateral received for individual counterparty may not be shown for financial reporting purposes.

(2) Represents the net amount receivable from the counterparty in the event of default.

The following table presents TCW Senior Loan ETF’s OTC derivative liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreements and net of the related collateral received or pledged by the Fund as of April 30, 2025:

Counterparty	Gross Derivative Liabilities in the Statement of Assets and Liabilities	Collateral Pledged(1)	Derivatives (Assets) Liabilities Available for Offset	Net Amount of Derivatives Liabilities (2)
Bank of America	$12,810	$—	$—	$12,810

Total	$12,810	$—	$—	$12,810

(1) Excess of collateral received for individual counterparty may not be shown for financial reporting purposes.

(2) Represents the net amount receivable from the counterparty in the event of default.

3. Portfolio Investments

Mortgage-Backed and Other Asset-Backed Securities: The Funds may invest in MBS which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. The Funds may also invest in Collateralized Mortgage Obligations (“CMOs”). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the Government National Mortgage Association (Ginnie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) or Federal National Mortgage Corporation (Fannie Mae). The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit. CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments. The Funds may invest in stripped MBS. Stripped MBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest only or “IO” class), while the other class will receive all of the principal (the principal only or “PO” class). The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs. Mortgage-backed and other asset-backed securities held by the Funds at April 30, 2025 are listed in the Funds’ Schedule of Investments.

Inflation-Indexed Bonds: The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten, twenty, or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation-related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to declines in values. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

When-Issued, Delayed-Delivery, To Be Announced (“TBA”) and Forward Commitment Transactions: The Funds may enter into when-issued, delayed-delivery, TBA or forward commitment transactions in order to lock in the purchase price of the underlying security or to adjust the interest rate exposure of each Fund’s existing portfolio. In when-issued, delayed-delivery, TBA or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although the Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, TBA or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate with market conditions. In addition, because the Fund is not required to pay for when-issued, delayed-delivery, TBA or forward commitment securities until the delivery date, they may result in a form of leverage to the extent the Fund does not set aside liquid assets to cover the commitment. To guard against this deemed leverage, the Fund monitors the obligations under these transactions on a daily basis and ensures that the Fund has sufficient liquid assets to cover them.

Dollar Roll Transactions: The Funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the MBS market. A dollar roll transaction involves a simultaneous sale of securities by a Fund with an agreement to repurchase substantially similar securities at an agreed upon price and date, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. These transactions are accounted for as financing transactions as opposed to sales and purchases. The differential between the sale price and the repurchase price is recorded as deferred income and recognized between the settlement dates of the sale and repurchase. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve risk that the market value of the security sold by a Fund may decline below the repurchase price of the security and the counterparties may potentially be unable to complete the transaction. There were no such transactions by the Funds for the period ended April 30, 2025.

Repurchase Agreements: The Funds may enter into repurchase agreements under the terms of a Master Repurchase Agreement (“MRA”). In a repurchase agreement, the Funds purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. The MRA permits each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund recognizes a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. There were no repurchase agreements outstanding as of April 30, 2025.

Reverse Repurchase Agreements: The Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells portfolio assets subject to an agreement by the Fund to repurchase the same assets at an agreed upon price and date. The Funds may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. During the term of the reverse repurchase agreement, the Funds continue to receive the principal and interest payments on the securities sold. There were no reverse repurchase agreements outstanding during the period ended April 30, 2025.

Securities Lending: The Funds may lend their securities to qualified brokers. The loans must be collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. The Funds did not lend any securities during the period ended April 30, 2025.

Derivatives:

Forward Currency Exchange Contracts: The Funds enter into forward currency exchange contracts as a hedge against fluctuations in foreign exchange rates. Forward currency exchange contracts are marked-to-market daily and the change in market value is recorded by the Funds as unrealized gains or losses in the Statement of Assets and Liabilities. When a contract is closed or delivery is taken, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. Outstanding forward currency exchange contracts at April 30, 2025 are disclosed in the Schedule of Investments.

Futures Contracts: The Funds may enter into futures contracts. A Fund may seek to manage a variety of different risks through the use of futures contracts, such as interest rate risk, equity price risk, and currency risk. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made, and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk. Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by a Fund as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of a Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it.

When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. During the period ended April 30, 2025, the Funds utilized futures to help manage interest rate duration and credit market exposure. Futures contracts outstanding at April 30, 2025 are listed in the Funds’ Schedule of Investments.

Options: The Funds may purchase and sell put and call options on a security or an index of securities to enhance investment performance and/or to protect against changes in market prices. The Funds may also enter into currency options to hedge against or to take advantage of currency fluctuations.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If a Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund ultimately wants to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

Purchasing foreign currency options gives a Fund the right, but not the obligation, to buy or sell specified amounts of currency at a rate of exchange that may be exercised by a certain date. These currency options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace the expiring series, and opening transactions in existing series may be prohibited.

OTC options are options not traded on exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by a Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration.

Swap Agreements: The Funds may enter into swap agreements. Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time. A Fund’s maximum risk of loss due to counterparty default is the discounted NAV of the cash flows paid to/received from the counterparty over the interest rate swap’s remaining life.

The Funds may write (sell) and purchase put and call swaptions. Swaption contracts written by the Funds represent an option that gives the purchaser the right, but not the obligation, to enter into a new swap agreement, or to shorten, extend, cancel or modify an existing swap agreement, on a future date on specified terms. See “Swap Agreements” below. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. During the period ended April 30, 2025, none of the Funds held written swaptions.

A Fund may enter into credit default swap transactions as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds (or other obligations of the reference entity with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. A Fund also takes the risk that the market will move against its position in the swap agreement. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. When a Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking-to-market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on each Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded as realized gains and losses, respectively. During the period ended April 30, 2025, the TCW Corporate Bond ETF entered into interest rate swaps to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk).

4. Risk Considerations

Market Risk: The Funds’ investments will fluctuate with market conditions, and so will the value of your investment in the Funds. You could lose money on your investment in the Funds or the Funds could underperform other investments.

Liquidity Risk: The Funds’ investments in illiquid securities may reduce the returns of the Funds because they may not be able to sell the illiquid securities at an advantageous time or price. Investments in high yield securities, foreign securities, derivatives or other securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Certain investments in private placements and Rule 144A securities may be considered illiquid investments. The Funds may invest in private placements and Rule 144A securities.

Interest Rate Risk: The values of the Funds’ investments fluctuate in response to movements in interest rates. If rates rise, the values of debt securities generally fall. The longer the average duration of a Fund’s investment portfolio, the greater the change in value.

Mortgage-Backed and Other Asset-Backed Securities Risk: The Funds may invest in MBS or other ABS. The values of some mortgage-backed securities or other asset-backed securities may expose the Funds to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of mortgage-related securities generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

Derivatives Risk: Use of derivatives, which at times is an important part of the Funds’ investment strategies, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Investments in derivatives could cause the Funds to lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Funds will achieve their objective through the use of the derivatives.

Credit Risk: The values of any of the Funds’ investments may also decline in response to events affecting the issuer or its credit rating. The lower-rated debt securities in which a Fund may invest are considered speculative and are subject to greater volatility and risk of loss than investment-grade securities, particularly in deteriorating economic conditions. The value of some mortgage-related securities in which the Funds invest also may fall because of unanticipated levels of principal prepayments that can occur when interest rates decline. Certain Funds invest a material portion of their assets in securities of issuers that hold mortgage- and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market’s perception of credit quality on securities backed by commercial and residential mortgage loans and other financial assets may result in increased volatility of market price and periods of illiquidity that can negatively impact the valuation of certain issuers held by the Funds.

MBS and ABS are characterized and classified in a variety of different ways. These classifications include a view of the securities’ cash flow structure (pass-through, sequential pay, prepayment-protected, interest only, principal only, etc.), the security of the claim on the underlying assets (senior, mezzanine and subordinated), as well as types of underlying collateral (prime conforming loans, prime non-conforming loans, Alt-A loans, subprime loans, commercial loans, etc.). In many cases, the classification incorporates a degree of subjectivity: a particular loan might be categorized as “prime” by the underwriting standards of one mortgage issuer while another might classify the loan as “subprime.” In addition to other functions, the risk associated with an investment in a mortgage loan must take into account the nature of the collateral, the form and the level of credit enhancement, the vintage of the loan, the geography of the loan, the purpose of the loan (refinance versus purchase versus equity takeout), the borrower’s credit quality (e.g., FICO score), and whether the loan is a first trust deed or a second lien.

Counterparty Risk: The Funds may be exposed to counterparty risk, the risk that an entity with which the Funds have unsettled or open transactions may not fulfill its obligations.

Foreign Currency Risk: The Funds may be exposed to the risk that the value of the Funds’ investments denominated in foreign currencies will decline in value because the foreign currencies have declined in value relative to the U.S. dollar.

Foreign Investing Risk: The Funds may be exposed to the risk that the Funds’ share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates in countries where the Funds invest.

U.S. Trade Policy Risk: There have been significant changes to United States trade policies, treaties and tariffs, and in the future there may be additional significant changes. These and any future developments, and continued uncertainty surrounding trade policies, treaties and tariffs, may have a material adverse effect on global economic conditions, inflation and the stability of global financial markets, and may significantly reduce global trade and, in particular, trade between the impacted nations and the United States. Any of these factors could depress economic activity and restrict the access by issuers of our portfolio securities to suppliers or customers, increase their supply-chain costs and expenses and could have material adverse effects on our portfolio investments.

Investment Style Risk: Certain Funds may also be subject to investment style risk. The Adviser’s investment styles may be out of favor at times or may not produce the best results over short or longer time periods and may increase the volatility of a Fund’s share price.

Bank Loan Risk: There is a risk of investing in corporate loans made by commercial banks and other financial institutions or institutional investors to companies that need capital to grow or restructure, which includes interest rate risk, liquidity risk and prepayment risk. A Fund may also be subject to the credit risk of other financial institutions and the risks associated with insufficient collateral securing a bank loan, limited available public information about a bank loan, delayed settlement, and less protection for holders of bank loans as compared to holders of registered securities. Bank loans are not registered and otherwise may not be treated as securities under the federal securities laws, meaning investors in loans have less protection against improper practices than investors in securities that are registered under or are otherwise subject to the protections of the securities laws.

5. Federal Income Taxes

It is the policy of the Funds to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of operations. Management of the Funds is required to determine whether a tax position taken by the Funds is more likely than not to be sustained upon examination by the applicable taxing authority. Based on its analysis, Management has concluded that the Funds do not have any unrecognized tax benefits or uncertain tax positions that would require a provision for income tax. Accordingly, the Funds did not incur any interest or penalties for the period ended April 30, 2025. The Funds are subject to examination by the U.S. Federal and state tax authorities for returns filed for the prior three and four fiscal years, respectively.

At April 30, 2025, net unrealized appreciation for federal income tax purposes is comprised of the following components:

Fund	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost of Investments for Federal Income Tax Purposes
TCW AAA CLO ETF	$507,431	$(1,234,800)	$(727,369)	$264,898,873
TCW Corporate Bond ETF	367,986	(592,998)	(225,012)	25,985,577
TCW Flexible Income ETF	14,805,639	(43,509,564)	(28,703,925)	1,060,544,854
TCW High Yield Bond ETF	671,049	(1,065,359)	(394,310)	40,340,252
TCW Multisector Credit Income ETF	266,675	(1,072,382)	(805,707)	51,138,680
TCW Senior Loan ETF	1,677,916	(5,586,218)	(3,908,302)	360,261,579

At October 31, 2024, the components of distributable earnings (loss) on a tax basis were as follows:

Fund	Undistributed Income	Undistributed Long-term Gains	Accumulated Capital loss Carryforwards and Post- October losses	Other Temporary Differences	Net unrealized Appreciation (Depreciation)	Total Earnings (Losses)
TCW Flexible Income ETF	$968,143	$—	$(20,277,084)	$—	$(35,152,135)	$(54,461,076)
TCW High Yield Bond ETF	529,747	—	(7,816,417)	—	(341,032)	(7,627,702)

At March 31, 2024, the components of distributable earnings (loss) on a tax basis were as follows:

Fund	Undistributed Income	Undistributed Long-term Gains	Accumulated Capital loss Carryforwards and Post- October losses	Other Temporary Differences	Net unrealized Appreciation (Depreciation)	Total Earnings (Losses)
TCW Corporate Bond ETF	$533	$—	$(1,817,448)	$(270)	$(706,962)	$(2,524,147)
TCW Senior Loan ETF	671,369	—	(22,106,088)	(520,482)	(2,926,054)	(24,881,255)

During the year ended October 31, 2024 the tax character of distributions paid was as follows:

	Ordinary Income*	Long-Term Capital Gain
TCW Flexible Income ETF	$13,514,773	$—
TCW High Yield Bond ETF	2,908,463	—

* For tax purposes short-term capital gain distributions are considered ordinary income distributions.

During the year ended March 31, 2024, the tax character of distributions paid was as follows:

	Ordinary Income*	Long-Term Capital Gain
TCW Corporate Bond ETF	$216,869	$—
TCW Senior Loan ETF	29,757,265	—

* For tax purposes short-term capital gain distributions are considered ordinary income distributions.

At October 31, 2024, the following Funds had net realized loss carryforwards for federal income tax purposes:

	No Expiration

	Short-Term Capital Losses	Long-Term Capital Losses	Total
TCW Flexible Income ETF	$6,053,336	$14,223,748	$20,277,084
TCW High Yield Bond ETF	2,224,653	5,591,764	7,816,417

At March 31, 2024, the following Funds had net realized loss carryforwards for federal income tax purposes:

	No Expiration

	Short-Term Capital Losses	Long-Term Capital Losses	Total
TCW Corporate Bond ETF	$415,192	$1,277,596	$1,692,788
TCW Senior Loan ETF	2,450,066	17,873,158	20,323,224

6. Management and Other Agreements

Management

The Adviser, located at 515 South Flower Street, Los Angeles, CA 90071, furnishes investment advisory services to the Funds pursuant to an Investment Advisory Agreement with the Trust on behalf of the Funds (the “Investment Advisory Agreement”), subject to the supervision and direction of the Board. The Adviser is registered with the Securities and Exchange Commission (“SEC”) as an investment adviser under the Investment Advisers Act of 1940, as amended.

For its investment advisory services to the Funds, the Adviser is paid a management fee from the Funds based on a percentage of the Fund’s average daily net assets, at the annual rate of 0.20% for the TCW AAA CLO ETF, 0.35% for the TCW Corporate Bond ETF, 0.40% for the TCW Flexible Income ETF, 0.50% for the TCW High Yield Bond ETF, 0.56% for the

TCW Multisector Credit Income ETF, 0.65% for the TCW Senior Loan ETF. The Adviser may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses, as may be specified in a separate letter of agreement.

Prior to the reorganization into the TCW Corporate Bond ETF, for the period April 1, 2024 to November 15, 2024, the TCW MetWest Corporate Bond Fund paid Metropolitan West Asset Management, LLC (the previous Adviser) a management fee based on a percentage of the TCW MetWest Corporate Bond Fund’s average daily net assets, at the annual rate of 0.40%.

Prior to the reorganization into the TCW High Yield Bond ETF, for the period November 1, 2024 to November 15, 2024, the TCW High Yield Bond Fund paid the Adviser a management fee based on a percentage of the TCW High Yield Bond Fund’s average daily net assets, at the annual rate of 0.45%.

Prior to the reorganization into the TCW Senior Loan ETF, for the period April 1, 2024 to November 15, 2024, the TCW MetWest Floating Rate Income Fund paid Metropolitan West Asset Management, LLC (the previous Adviser) a management fee based on a percentage of the TCW MetWest Floating Rate Income Fund’s average daily net assets, at the annual rate of 0.55%.

Pursuant to the Investment Advisory Agreement between the Adviser and the Trust (entered into on behalf of the Funds), the Adviser is responsible for substantially all expenses of the Funds, except (i) interest and taxes (including, but not limited to, income, excise, transfer and withholding taxes); (ii) expenses of the Funds incurred with respect to the acquisition, holding, voting and/or disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions; (iii) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the 1940 Act, including distribution fees; (iv) the advisory fee payable to the Adviser under the Investment Advisory Agreement; (v) litigation expenses (including fees and expenses of counsel retained by or on behalf of the Trust or any Fund) and any fees, costs or expenses payable by the Trust or any Fund pursuant to indemnification obligations to which the Trust or such Fund may be subject (pursuant to contract or otherwise); and (vi) any extraordinary expenses, as determined by a majority of the Independent Trustees.

Prior to the reorganization into the TCW Corporate Bond ETF and TCW Senior Loan ETF, for the period April 1, 2024 to November 15, 2024, the TCW MetWest Corporate Bond Fund and the TCW MetWest Floating Rate Income Fund incurred distribution 12b-1 fees. These fees were no longer applicable subsequent to the reorganization.

Prior to the reorganization into the TCW Corporate Bond ETF, for the period April 1, 2024 to November 15, 2024, the Adviser limited the operating expenses of the TCW MetWest Corporate Bond Fund Class I not to exceed 0.50% relative to the TCW MetWest Corporate Bond Fund Class I average daily net assets.

Prior to the reorganization into the TCW Senior Loan ETF, for the period April 1, 2024 to November 15, 2024, the Adviser limited the operating expenses of the TCW MetWest Floating Rate Income Fund Class I not to exceed 0.70% relative to the TCW MetWest Floating Rate Income Fund Class I average daily net assets.

Administrator, Custodian, Transfer Agent and Accounting Agent

State Street Bank and Trust Company (“State Street” or the “Bank”), located at One Congress Street, Suite 1, Boston, MA 02114-2016, is the Funds, administrator, fund accountant, transfer and dividend agent and custodian. State Street is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds and exchange traded funds.

Distribution

Foreside Financial Services, LLC (the “Distributor”), Three Canal Plaza, Suite 100, Portland, Maine 04101, is the distributor for the shares of the Trust. The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Organizational and Offering Costs

The Adviser has paid or assumed all organizational and offering expenses for the Funds.

Board of Trustees Compensation

The Trust pays each Independent Trustee an annual retainer of $27,500 per calendar year, plus a $1,500 per-meeting fee for in-person attendance and $250 for telephonic attendance for each Board of Trustees meeting attended by that Independent Trustee. The Independent Chair of the Board of Trustees receives an additional annual retainer of $10,500, the Independent Vice Chair receives an additional annual retainer of $7,000, and the Chairs of the Audit Committee and the Nominating and Governance Committee each receive an additional annual retainer of $1,750. The Independent Trustees’ compensation is paid by the Adviser from the management fees it receives from the Funds.

7. Fund Reorganizations

Pursuant to an Agreement and Plan of Reorganization (the “Reorganization”), the TCW MetWest Corporate Bond Fund was reorganized into the TCW Corporate Bond ETF (the “Acquiring Fund”), a newly created series of the Trust, that has the same investment objective, investment policies and portfolio management team and substantially the same investment strategies as the TCW MetWest Corporate Bond Fund.

The shareholders of the Predecessor Fund received shares of the Acquiring Fund with an aggregate net asset value (“NAV”) equal to the aggregate NAV of its shares in the Predecessor Fund immediately prior to the Reorganization at the following conversion ratios:

Predecessor Fund	Net Asset Value Per Share	Conversion Ratio	Acquiring Fund	Net Assets	Closing Date	Listing Date on the NYSE
TCW MetWest Corporate Bond Fund	$45.25	1	TCW Corporate Bond ETF	4,983,150	November 15, 2024	November 18, 2024

I-Class Shares 110,118			110,118

The Reorganization was treated as a tax-free exchange for federal income tax purposes and accordingly, the basis of the assets of the Acquiring Fund reflects the historical basis of the assets of the Predecessor Fund as of the date of the Reorganization.

The net assets and composition of net assets of the Acquiring Fund and the Predecessor Fund on November 15, 2024 were as follows:

	Acquiring Fund	Predecessor Fund	Combined Funds

Paid-in Capital	$ —	$7,478,980	$7,478,980

Accumulated Net Investment Income	—	2,760	2,760

Accumulated Net Realized Gain	—	(1,874,257)	(1,874,257)

Net Unrealized Appreciation	—	(624,333)	(624,333)

Net Assets	—	4,983,150	4,983,150

Cost of Investments	—	5,789,364	5,789,364

Investment Securities at Value	—	5,165,031	5,165,031

Pursuant to an Agreement and Plan of Reorganization (the “Reorganization”), the TCW High Yield Bond Fund was reorganized into the TCW High Yield Bond ETF (the “Acquiring Fund”), a newly created series of the Trust, that has the same investment objective, investment policies and portfolio management team and substantially the same investment strategies as the TCW High Yield Bond Fund.

The shareholders of the Predecessor Fund received shares of the Acquiring Fund with an aggregate NAV equal to the aggregate NAV of its shares in the Predecessor Fund immediately prior to the Reorganization at the following conversion ratios:

Predecessor Fund	Net Asset Value Per Share	Conversion Ratio	Acquiring Fund	Net Assets	Closing Date	Listing Date on the NYSE
TCW High Yield Bond	$30.73	1	TCW High Yield Bond ETF	40,656,611	November 15, 2024	November 18, 2024

I-Class Shares 1,322,812			1,322,812

The Reorganization was treated as a tax-free exchange for federal income tax purposes and accordingly, the basis of the assets of the Acquiring Fund reflects the historical basis of the assets of the Predecessor Fund as of the date of the Reorganization.

The net assets and composition of net assets of the Acquiring Fund and the Predecessor Fund on November 15, 2024 were as follows:

	Acquiring Fund	Predecessor Fund	Combined Funds

Paid-in Capital	$ —	$48,391,487	$48,391,487

Accumulated Net Investment Income	—	401,299	401,299

Accumulated Net Realized Gain	—	(7,617,723)	(7,617,723)

Net Unrealized Appreciation	—	(518,452)	(518,452)

Net Assets	—	40,656,611	40,656,611

Cost of Investments	—	40,717,516	40,717,516

Investment Securities at Value	—	40,177,909	40,177,909

Pursuant to an Agreement and Plan of Reorganization (the “Reorganization”), the TCW MetWest Floating Rate Income Fund was reorganized into the TCW Senior Loan ETF (the “Acquiring Fund”), a newly created series of the Trust, that has the same investment objective, investment policies and portfolio management team and substantially the same investment strategies as the TCW MetWest Floating Rate Income Fund.

The shareholders of the Predecessor Fund received shares of the Acquiring Fund with an aggregate NAV equal to the aggregate NAV of its shares in the Predecessor Fund immediately prior to the Reorganization at the following conversion ratios:

Predecessor Fund	Net Asset Value Per Share	Conversion Ratio	Acquiring Fund	Net Assets	Closing Date	Listing Date on the NYSE
TCW MetWest Floating Rate Income Fund	$47.61	1	TCW Senior Loan ETF	293,938,143	November 15, 2024	November 18, 2024

I-Class Shares 6,173,628			6,173,628

The Reorganization was treated as a tax-free exchange for federal income tax purposes and accordingly, the basis of the assets of the Acquiring Fund reflects the historical basis of the assets of the Predecessor Fund as of the date of the Reorganization.

The net assets and composition of net assets of the Acquiring Fund and the Predecessor Fund on November 15, 2024 were as follows:

	Acquiring Fund	Predecessor Fund	Combined Funds

Paid-in Capital	$ —	$317,633,731	$317,633,731

Accumulated Net Investment Income	—	1,173,829	1,173,829

Accumulated Net Realized Gain	—	(24,618,800)	(24,618,800)

Net Unrealized Appreciation	—	(250,616)	(250,616)

Net Assets	—	293,938,143	293,938,143

Cost of Investments	—	279,441,046	279,441,046

Investment Securities at Value	—	279,190,430	279,190,430

8. Related Parties

At April 30, 2025, certain officers and Trustees of the Trust are also officers or employees of the Adviser or affiliated with the Distributor.

9. Committed Line of Credit

The Funds, together with the TCW Metropolitan West Funds and the TCW Funds, Inc., have entered into a $250,000,000 committed revolving line of credit agreement with State Street Bank and Trust Company (the “Bank”) for temporary borrowing purposes, with an expiration date of December 18, 2025. The interest rate on borrowing is the higher Federal Funds Effective Rate plus 0.10%, plus 1.25% or the Overnight Bank Funding Rate plus 0.10%, plus 1.25%. There were no borrowings from the line of credit as of or during the period ended April 30, 2025. The Funds pay the Bank a commitment fee equal to 0.25% per annum on the unused portion of the committed line amount. The commitment fees incurred by the Funds would be presented in each Fund’s Statements of Operations. The commitment fees would be allocated to each applicable Fund in proportion to its relative average daily net assets and the interest expenses are charged directly to the applicable Fund.

10. Creation and Redemption Transactions

Each Fund issues and redeems shares (“Shares”) at NAV only in aggregations of a specified number of Shares (each a “Creation Unit”). The Funds may issue and redeem Creation Units of its Shares in exchange for a designated basket of portfolio investments (including any portion of such investments for which cash may be substituted) (“Deposit Instruments”), together with the deposit of a specified cash payment (“Cash Component”). Shares of each Fund are listed and trade on the New York Stock Exchange LLC (the “Exchange” or “NYSE”), a national securities exchange. Shares of the Funds are traded in the secondary market and elsewhere at market values that may be at, above or below each Fund’s NAV. Shares are redeemable only in Creation Units by authorized participants that have entered into agreements with the Distributor (“Authorized Participants”), and, generally, in exchange for securities in kind and or a cash amount. Creation Units typically are large blocks of a specified number of shares or multiples thereof. In the event of liquidation of a Fund, the Trust may lower the number of shares in a Creation Unit.

Shares may be issued in advance of receipt of Deposit Instruments, subject to various conditions, including a requirement that the Authorized Participant maintain with the Trust a cash deposit in an amount at least equal to a specified percentage, as set forth in the applicable Participant Agreement, of the value of the missing Deposit Instruments. The Trust may use such cash deposit at any time to purchase Deposit Instruments. Transaction fees and other costs associated with creations or redemptions that include cash may be higher than the transaction fees and other costs associated with in-kind creations or redemptions. In all cases, conditions with respect to creations and redemptions of Shares and fees will be limited in accordance with the requirements of SEC rules and regulations applicable to management investment companies offering redeemable securities.

11. Capital Share Transactions

Transactions in each Fund’s shares were as follows:

	For the period November 15, 2024 (Commencement of Operations) through April 30, 2025 (Unaudited)
TCW AAA CLO ETF	Shares	Amount
Shares Sold	5,380,000	$270,014,614
Shares Issued upon Reinvestment of Dividends	—	—
Shares Redeemed	(60,000)	(3,012,678)

Net Increase	5,320,000	$267,001,936

TCW Corporate Bond ETF (1) (2)	For the period April 1, 2024 through April 30, 2025 (Unaudited)		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Shares Sold	458,059	$20,831,008	7,350	$323,768
Shares Sold — shares converted from Class M (3)	50,461	2,330,001	—	—
Shares Issued upon Reinvestment of Dividends	1,283	58,030	2,117	93,392
Shares Redeemed	(2,624)	(117,854)	(20,080)	(879,250)

Net Increase	507,179	$23,101,185	(10,613)	$(462,090)

(1)

The TCW Corporate Bond ETF (IGCB) acquired the assets and liabilities of the predecessor mutual fund, the TCW MetWest Corporate Bond Fund Class I (the “Predecessor Fund”), at the close of business on November 18, 2024. As a result of the reorganization, the TCW Corporate Bond ETF adopted the accounting and performance history of Class I Shares of the Predecessor Fund. Financial Information disclosed for periods prior to November 18, 2024 include those of the Predecessor Fund.

(2)	Per share amounts were adjusted to reflect a 1:5 reverse stock split effective November 6, 2024.
(3)	M Class shares were converted into TCW Corporate Bond ETF shares at the close of business on October 18, 2024.

TCW Flexible Income ETF (1) (2)	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Shares Sold	14,090,014	$547,474,453	2,458,126	$96,184,409
Shares Sold — shares converted from Class M (3)	—	—	1,292,294	49,107,849
Shares Issued upon Reinvestment of Dividends	—	—	132,725	5,029,014
Shares Redeemed	—	—	(986,495)	(37,486,951)

Net Increase	14,090,014	$547,474,453	2,896,650	$112,834,321

(1)

The TCW Flexible Income ETF (FLXR) acquired the assets and liabilities of the predecessor mutual fund, the TCW MetWest Flexible Income Fund (the “Predecessor Fund”), at the close of business on June 21, 2024. As a result of the reorganization, the TCW Flexible Income ETF adopted the accounting and performance history of Class I Shares of the Predecessor Fund. Financial Information disclosed for periods prior to June 21, 2024 include those of the Predecessor Fund.

(2)	Per share amounts were adjusted to reflect a 1:5 reverse stock split effective June 12, 2024.
(3)	M Class shares were converted into TCW Flexible Income ETF shares at the close of business on June 10, 2024.

TCW High Yield Bond ETF (1) (2)	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Shares Sold	125,367	$3,726,821	225,947	$6,844,132
Shares Sold — shares converted from Class N (3)	—	—	190,495	5,898,777
Shares Issued upon Reinvestment of Dividends	6,953	213,120	84,233	2,538,503
Shares Redeemed	(144,567)	(4,398,219)	(799,689)	(24,255,487)

Net Increase	(12,247)	$(458,278)	(299,014)	$(8,974,075)

(1)

The TCW High Yield Bond ETF (HYBX) acquired the assets and liabilities of the predecessor mutual fund, the TCW High Yield Bond Class I (the “Predecessor Fund”), at the close of business on November 18, 2024. As a result of the reorganization, the TCW High Yield Bond ETF adopted the accounting and performance history of Class I Shares of the Predecessor Fund. Financial Information disclosed for periods prior to November 18, 2024 include those of the Predecessor Fund.

(2)	Per share amounts were adjusted to reflect a 1:5 reverse stock split effective November 6, 2024.
(3)	N Class shares were converted into TCW High Yield Bond ETF shares at the close of business on October 18, 2024.

TCW Multisector Credit Income ETF	Six Months Ended April 30, 2025 (Unaudited) (1)
	Shares	Amount
Shares Sold	1,000,000	$50,000,000
Shares Issued upon Reinvestment of Dividends	—	—
Shares Redeemed	—	—

Net Increase	1,000,000	$50,000,000

(1)	For the period November 15, 2024 (Commencement of Operations) through April 30, 2025.

TCW Senior Loan ETF (1) (2)	For the period April 1, 2024 through April 30, 2025 (Unaudited)		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Shares Sold	1,700,461	$80,040,124	785,489	$36,817,127
Shares Sold — shares converted from Class M (3)	148,325	7,040,099	—	—
Shares Issued upon Reinvestment of Dividends	229,502	10,890,222	476,844	22,377,284
Shares Redeemed	(1,252,118)	(59,454,945)	(2,165,524))	(101,940,658)

Net Increase	826,170	$38,515,500	(903,191)	$(42,746,247)

(1)

The TCW Senior Loan ETF (SLNZ) acquired the assets and liabilities of the predecessor mutual fund, the TCW MetWest Floating Rate Income Fund Class I Income Fund (the “Predecessor Fund”), at the close of business on November 18, 2024. As a result of the reorganization, the TCW Senior Loan ETF adopted the accounting and performance history of Class I Shares of the Predecessor Fund. Financial Information disclosed for periods prior to November 18, 2024 include those of the Predecessor Fund.

(2)	Per share amounts were adjusted to reflect a 1:5 reverse stock split effective November 6, 2024.
(3)	M Class shares were converted into TCW Senior Loan ETF shares at the close of business on October 18, 2024.

12. Purchases and Sales of Securities

Investment transactions (excluding short-term investments) for the six month ended April 30, 2025 were as follows:

	Purchases at Cost	Sales or Maturity Proceeds	U.S. Government Purchases at Cost	U.S. Government Sales or Maturity Proceeds
TCW AAA CLO ETF	$319,120,158	$58,931,480	$—	$—
TCW Corporate Bond ETF	18,461,886	1,116,193	26,237,500	24,976,510
TCW Flexible Income ETF	492,427,935	65,131,524	1,238,333,423	1,064,690,951
TCW High Yield Bond ETF	27,681,745	25,998,174	1,632,648	1,634,366
TCW Multisector Credit Income ETF	60,003,711	10,529,122	—	—
TCW Senior Loan ETF	349,716,583	337,507,528	19,735,882	18,159,537

13. Restricted Securities

The Funds are permitted to invest in securities that have legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered before being sold to the public (exemption rules apply). Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended (the “Securities Act”). However, the Company considers 144A securities to be restricted if those securities have been deemed illiquid. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities held by the Funds at April 30, 2025.

14.  Affiliate Ownership

As of April 30, 2025, affiliates of the Funds and Adviser owned 8.37% and 20.00% of the net assets of the TCW Corporate Bond ETF and the TCW Multisector Credit Income ETF, respectively.

15.  Commitments and Contingencies

The following Funds had unfunded commitments and unrealized gain (loss) by investment as of April 30, 2025:

TCW Flexible Income ETF
UNFUNDED COMMITMENTS	MATURITY	AMOUNT	UNREALIZED GAIN (LOSS)
American Rock Salt Co. LLC 2024 First Out Term Loan	06/09/28	$118,226	$665
Amspec Parent LLC	12/22/31	25,030	(155)
DG Investment Intermediate Holdings 2, Inc. 2021 Term Loan	03/31/28	46,493	(1278)
Kelso Industries LLC Term Loan	12/30/29	23,867	(157)

		213,616	(925)

TCW High Yield Bond ETF
UNFUNDED COMMITMENTS	MATURITY	AMOUNT	UNREALIZED GAIN (LOSS)
DG Investment Intermediate Holdings 2, Inc. 2021 Term Loan	03/31/28	$8,185	$(245)
Kelso Industries LLC Term Loan	12/30/29	9,974	2417

		18,159	2,172

TCW Multisector Credit Income ETF
UNFUNDED COMMITMENTS	MATURITY	AMOUNT	UNREALIZED GAIN (LOSS)
Air Comm Corp. LLC 2024 Term Loan	11/21/31	$19,231	$(108)
Archkey Solutions LLC 2024 Term Loan B	11/01/31	25,862	(187)

		45,093	(295)

TCW Senior Loan ETF
UNFUNDED COMMITMENTS	MATURITY	AMOUNT	UNREALIZED GAIN (LOSS)
Air Comm Corp. LLC 2024 Term Loan	12/11/31	$27,080	$(221)
American Rock Salt Co. LLC 2024 First Out Term Loan	06/09/28	263,973	1,980
Amspec Parent LLC 2024 Term Loan	12/22/31	193,333	—
Archkey Solutions LLC 2024 Term Loan B	11/01/31	122,605	(153)
DG Investment Intermediate Holdings 2, Inc. 2021 Term Loan	03/31/28	21,409	(642)
Chrysaor Bidco Sarl	10/30/31	26,042	(4573)
Kelso Industries LLC Term Loan	12/30/29	140,436	(1,229)
Raven Acquisition Holdings LLC Term Loan B	11/19/31	43,333	(398)
Secretariat Advisors, LLC	02/24/32	95,580	(597)

		933,791	(5,833)

16.  Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into agreements with service providers that may contain indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote. The Trust has not accrued any liability in connection with such indemnification.

17.  New Accounting Pronouncements

In January 2021, the Financial Accounting Standards Board issued Accounting Standards Update No. 2021-01 (“ASU 2021-01”), “Reference Rate Reform (Topic 848)”. ASU 2021-01 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR; regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2021-01 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. In December 2022, the FASB issued ASU No. 2022-06, Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848, which deferred the sunset day of this guidance to December 31, 2024. Management is currently evaluating the implications, if any, of the additional requirements and its impact on the Funds’ financial statements.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). This change is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”), clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements. The amendments are effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, and early adoption is permitted. The Funds represent a single operating segment, as the operating results of the Funds are monitored as a whole, and their long-term asset allocation is determined in accordance with the terms of the applicable prospectus, based on defined investment objectives that are executed by the Funds’ portfolio management team. A senior executive team comprised of the Funds’ Principal Executive Officer and Principal Financial Officer, serves as the Funds’ CODM, who act in accordance with Board of Trustee reviews and approvals. The CODM monitors and actively manages the operating results of each Fund. There have been no impacts to date.

18.  Subsequent Events

Management has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined that there are no material events that would require recognition or disclosure in the Funds’ financial statements.

TCW AAA CLO ETF

Financial Highlights

For the period November 15, 2024 (Commencement of Operations) through April 30, 2025 (Unaudited)
Net Asset Value per Share, Beginning of period	$50.00

Income (Loss) from Investment Operations:
Net Investment Income(1)	1.18
Net Realized and Unrealized Loss on Investments	(0.14)

Total from Investment Operations	1.04

Less Distributions:
Distributions from Net Investment Income	(0.94)

Total Distributions	(0.94)

Net Asset Value per Share, End of period	$50.10

Market Value per Share, End of period	50.13

Total Return	2.10%(2)

Total Return Market Price	2.14%(2)

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$266,552

Ratio of Expenses to Average Net Assets	0.20%(3)

Ratio of Net Investment Income to Average Net Assets	5.32%(3)

Portfolio Turnover Rate	43%(2)

(1)	Computed using average shares outstanding throughout the period.

(2)	For the period November 15, 2024 (Commencement of Operations) through April 30, 2025.

(3)	Annualized.

See accompanying Notes to Financial Statements.

TCW Corporate Bond ETF

Financial Highlights

	For the period March 31, 2024 through April 30, 2025 (Unaudited)		(1) (2)	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Net Asset Value per Share, Beginning of period	$44.95			$45.15	$49.45	$53.25	$51.60	$51.55

Income (Loss) from Investment Operations:
Net Investment Income(3)	2.27			1.75	1.40	1.20	2.00	4.55
Net Realized and Unrealized Gain (Loss) on Investments	0.59			(0.20)	(4.30)	(3.45)	2.05	0.30

Total from Investment Operations	2.86			1.55	(2.90)	(2.25)	4.05	4.85

Less Distributions:
Distributions from Net Investment Income	(1.87)			(1.75)	(1.40)	(1.20)	(2.15)	(4.45)
Distributions from Net Realized Gain	—			—	—	(0.35)	(0.25)	(0.35)

Total Distributions	(1.87)			(1.75)	(1.40)	(1.55)	2.40	(4.80)

Net Asset Value per Share, End of period	$45.94			$44.95	$45.15	$49.45	$53.25	$51.60

Market Value per Share, End of period	45.92			—	—	—	—	—

Total Return	6.34%	(4)		3.52%	(5.79%)	(4.44%)	7.81%	9.46%
Total Return Market Price	6.29%	(4)		N/A	N/A	N/A	N/A	N/A
Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$25,733			$2,379	$2,870	$6,935	$4,730	$2,392

Ratio of Expenses to Average Net Assets

Before Expense Reimbursement	2.83%	(5)		4.24%	3.39%	2.40%	3.54%	8.30%

After Expense Reimbursement	0.47%	(5)		0.50%	0.50%	0.50%	0.50%	0.50%

Ratio of Net Investment Income to Average Net Assets	3.73%	(5)		3.92%	3.05%	2.25%	3.64%	8.62%

Portfolio Turnover Rate	402%	(4)		136%	124%	148%	84%	65%

(1)	Per share amounts were adjusted to reflect a 1:5 reverse stock split effective November 6, 2024.

(2)

The TCW Corporate Bond ETF (IGCB) acquired the assets and liabilities of the predecessor mutual fund, the TCW MetWest Corporate Bond Fund Class I (the “Predecessor Fund”), at the close of business on November 18, 2024. As a result of the transaction, the TCW Corporate Bond ETF adopted the accounting and performance history of the Predecessor Fund (inclusive of any expense limitation agreements that were in place). Financial Information disclosed for periods prior to November 18, 2024 include those of the Predecessor Fund.

(3)	Computed using average shares outstanding throughout the period.

(4)	Not Annualized.

(5)	Annualized.

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

Financial Highlights

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31, 2024(1)(2)(3)		Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022		Year Ended March 31, 2021
Net Asset Value per Share, Beginning of period	$38.81		$38.50		$39.45	$43.75	$49.30		$49.10

Income (Loss) from Investment Operations:
Net Investment Income(4)	1.07		1.64		3.10	3.50	4.55		3.65
Net Realized and Unrealized Gain (Loss) on Investments	0.34		0.15		(0.95)	(4.15)	(5.40)		1.50

Total from Investment Operations	1.41		1.79		2.15	(0.65)	(0.85)		5.15

Less Distributions:
Distributions from Net Investment Income	(1.13)		(1.48)		(3.10)	(3.65)	(4.55)		(4.85)
Distributions from Net Realized Gain	—		—		—	—	(0.15)		(0.10)

Total Distributions	(1.13)		(1.48)		(3.10)	(3.65)	(4.70)		(4.95)

Net Asset Value per Share, End of period	$39.09		$38.81		$38.50	$39.45	$43.75		$49.30

Market Value per Share, End of period	39.23		38.90		—	—	—		—

Total Return	3.70%	(5)	4.61%	(5)	5.77%	(1.25%)	(2.05%	)	10.83%
Total Return Market Price	3.81%	(5)	4.85%	(5)	N/A	N/A	N/A		N/A
Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$975,630		$421,872		$307,196	$281,372	$177,717		$158,834

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.40%	(6)	0.57%	(6)	0.68%	0.74%	0.79%		1.01%

After Expense Reimbursement	N/A		0.49%	(6)	0.55%	0.55%	0.55%		0.55%

Ratio of Net Investment Income to Average Net Assets	5.62%	(6)	7.25%	(6)	8.07%	8.78%	9.55%		7.41%

Portfolio Turnover Rate	171%	(5)	181%	(5)	332%	248%	210%		177%

(1)	The TCW Flexible Income ETF has changed its fiscal year-end from March 31 to October 31. This period represents the seven-month period from April 1, 2024 to October 31, 2024.

(2)	Per share amounts were adjusted to reflect a 1:5 reverse stock split effective June 12, 2024.

(3)

The TCW Flexible Income ETF (FLXR) acquired the assets and liabilities of the predecessor mutual fund, the MetWest Flexible Income Fund Class I (the “Predecessor Fund”), at the close of business on June 21, 2024. As a result of the transaction, the TCW Flexible Income ETF adopted the accounting and performance history of the Predecessor Fund (inclusive of any expense limitation agreements that were in place). Financial Information disclosed for periods prior to June 21, 2024 include those of the Predecessor Fund.

(4)	Computed using average shares outstanding throughout the period.

(5)	Not Annualized.

(6)	Annualized.

See accompanying Notes to Financial Statements.

TCW High Yield Bond ETF

Financial Highlights

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020
Net Asset Value per Share, Beginning of period	$30.65	(1)(2)	$28.60	$29.00	$34.45	$33.30	$32.45

Income (Loss) from Investment Operations:
Net Investment Income(3)	0.91		1.90	1.75	1.40	1.15	1.20
Net Realized and Unrealized Gain (Loss) on Investments	(0.48)		2.00	(0.30)	(4.70)	1.20	0.95

Total from Investment Operations	0.43		3.90	1.45	(3.30)	2.35	2.15

Less Distributions:
Distributions from Net Investment Income	(0.99)		(1.85)	(1.85)	(1.50)	(1.20)	(1.30)
Distributions from Net Realized Gain	—		—	—	(0.65)	—	—

Total Distributions	(0.99)		(1.85)	(1.85)	(2.15)	(1.20)	(1.30)

Net Asset Value per Share, End of period	$30.09		$30.65	$28.60	$29.00	$34.45	$33.30

Market Value per Share, End of period	30.08		—	—	—	—	—

Total Return	1.39%	(4)	13.89%	4.95%	(9.97%)	7.18%	6.88%
Total Return Market Price	1.38%		—	—	—	—	—
Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$40,400		$41,534	$47,270	$50,992	$96,223	$85,990

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.67%	(5)	1.10%	0.88%	0.84%	0.76%	0.97%

After Expense Reimbursement	0.50%	(5)	0.55%	0.55%	0.55%	0.55%	0.55%

Ratio of Net Investment Income to Average Net Assets	6.76%	(5)	6.33%	5.95%	4.46%	3.36%	3.67%

Portfolio Turnover Rate	71%	(4)	65%	62%	94%	82%	111%

(1)

The TCW High Yield Bond ETF (HYBX) acquired the assets and liabilities of the predecessor mutual fund, the TCW High Yield Bond Class I (the “Predecessor Fund”), at the close of business on November 18, 2024. As a result of the transaction, the TCW High Yield Bond ETF adopted the accounting and performance history of the Predecessor Fund (inclusive of any expense limitation agreements that were in place). Financial Information disclosed for periods prior to November 18, 2024 include those of the Predecessor Fund.

(2)	Per share amounts were adjusted to reflect a 1:5 reverse stock split effective November 6, 2024.

(3)	Computed using average shares outstanding throughout the period.

(4)	For the six months ended April 30, 2025 and is not indicative of a full year’s operating results.

(5)	Annualized.

See accompanying Notes to Financial Statements.

TCW Multisector Credit Income ETF

Financial Highlights

	For the period November 15, 2024 (Commencement of Operations) through April 30, 2025 (Unaudited)
Net Asset Value per Share, Beginning of period	$50.00

Income (Loss) from Investment Operations:
Net Investment Income(1)	1.56
Net Realized and Unrealized Loss on Investments	(0.93)

Total from Investment Operations	0.63

Less Distributions:
Distributions from Net Investment Income	(1.17)

Total Distributions	(1.17)

Net Asset Value per Share, End of period	$49.46

Market Value per Share, End of period	49.43

Total Return	1.21%	(2)

Total Return Market Price	1.20%	(2)

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$49,456

Ratio of Expenses to Average Net Assets	0.56%	(3)

Ratio of Net Investment Income to Average Net Assets	6.98%	(3)

Portfolio Turnover Rate	23%	(2)

(1)	Computed using average shares outstanding throughout the period.

(2)	For the period November 15, 2024 (Commencement of Operations) through April 30, 2025.

(3)	Annualized.

See accompanying Notes to Financial Statements.

TCW Senior Loan ETF

Financial Highlights

	For the period March 31, 2024 through April 30, 2025 (Unaudited)(1) (2)		Year Ended March 31, 2024		Year Ended March 31, 2023	Year Ended March 31, 2022		Year Ended March 31, 2021		Year Ended March 31, 2020
Net Asset Value per Share, Beginning of year	$47.45		$46.45		$48.90	$49.75		$44.90		$49.50

Income (Loss) from Investment Operations:
Net Investment Income(3)	4.19		4.15		2.90	1.65		1.60		2.20
Net Realized and Unrealized Gain (Loss) on Investments	(.19)		1.00		(2.35)	0.85		4.85		(4.60)

Total from Investment Operations	4.00		5.15		0.55	0.80		6.45		(2.40)

Distributions from Net Investment Income	(4.46)		(4.15)		(3.00)	(1.65)		(1.60)		(2.20)

Net Asset Value per Share, End of year	$46.99		$47.45		$46.45	$48.90		$49.75		$44.90

Market Value per Share, End of year	46.99		—		—	—		—		—

Total Return	7.31%(4)		11.58%		1.26%	1.61%		14.52%		(5.17%)

Total Return Market Price	7.32%(4)		N/A		N/A	N/A		N/A		N/A

Ratios/Supplemental Data:

Net Assets, End of year (in thousands)	$328,598		$292,519		$328,416	$475,105		$417,927		$250,187

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.70%	(5)	0.70%	(6)	0.70%	0.69%	(7)	0.70%	(8)	0.70%

After Expense Reimbursement	0.68%	(5)	0.70%		0.70%	0.69%		0.70%		0.70%

Ratio of Net Investment Income to Average Net Assets	8.03%	(5)	8.85%		6.22%	3.32%		3.25%		4.47%

Portfolio Turnover Rate	125%	(4)	77%		43%	49%		38%		51%

(1)	Per share amounts were adjusted to reflect a 1:5 reverse stock split effective November 6, 2024.

(2)

The TCW Senior Loan ETF (SLNZ) acquired the assets and liabilities of the predecessor mutual fund, the TCW MetWest Floating Rate Income Fund Class I (the “Predecessor Fund”), at the close of business on November 18, 2024. As a result of the transaction, the TCW Senior Loan ETF adopted the accounting and performance history of the Predecessor Fund (inclusive of any expense limitation agreements that were in place). Financial Information disclosed for periods prior to November 18, 2024 include those of the Predecessor Fund.

(3)	Computed using average shares outstanding throughout the period.

(4)	Not Annualized.

(5)	Annualized.

(6)	Includes recoupment of past waived fees. Excluding the recoupment of past waived fees, the ratio would have been 0.70%.

(7)	Includes recoupment of past waived fees. Excluding the recoupment of past waived fees, the ratio would have been 0.69%.

(8)	Includes recoupment of past waived fees. Excluding the recoupment of past waived fees, the ratio would have been 0.68%.

See accompanying Notes to Financial Statements.

Supplemental Information (Unaudited)

Quarterly Portfolio Schedule. The TCW ETF Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year to date on Form NPORT-P. Such filings occur no later than 60 days after the end of the Funds’ first and third quarters and are available on the SEC’s website at www.sec.gov. In addition, each Fund’s full portfolio holdings are updated daily and available on TCW’s website at www.tcw.com/Literature/Fund-Literature.

Proxy Voting Policies and Procedures. A description of TCW Investment Management Company LLC’s proxy voting policies and procedures, which are applicable to the Funds in the TCW ETF Trust is available on TCW’s website at www.tcw.com/Literature/Fund-Literature and on the SEC’s website at www.sec.gov.

Proxy Voting Record. The TCW ETF Trust is required to disclose annually the Fund’s complete proxy voting record on Form N-PX covering the period July 1 through June 30 and file it with the SEC no later than August 31. Form N-PX for the Fund is available by calling 800-FUND-TCW (800-386-3829) to obtain a hard copy. The Fund’s Form N-PX will also be available on the Fund’s website at www.tcw.com/Literature/Fund-Literature and on the SEC’s website at www.sec.gov.

Premium/Discount Information. Information about the difference between daily market values on the secondary Market for shares of each Fund and each Fund’s net asset value can be found on TCW’s website at www.tcw.com/Literature/Fund-Literature.

Code of Ethics. The Trust and the Adviser have each adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act. Each code of ethics may be examined at the office of the SEC in Washington, D.C. or on the Internet at the SEC’s website at www.sec.gov.

General Information

Investment Adviser

TCW Investment Management Company LLC

515 South Flower Street

Los Angeles, CA 90071

Administrator, Custodian, and Transfer Agent

State Street Bank & Trust Company

One Congress Street, Suite 1

Boston, MA 02114-2016

Distributor

Foreside Financial Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Independent Registered Public Accounting Firm

Deloitte & Touche, LLP

555 West 5th Street

Los Angeles, CA 90013

Legal Counsel

Paul Hastings LLP

101 California Street, 48th Floor

San Francisco, CA 94111

TCW ETFs

This report is submitted for the general information of the shareholders of each Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds' risks, objectives, fees and expenses, experience of their management, and other information.

(b)	The Registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees since the Registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The Principal Executive Officer and Principal Financial and Accounting Officer have concluded, as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, as of such date, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1)	Not required for this filing.

(a)(2)	Not applicable.

(a)(3)	EX-99.CERT – The certifications required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	EX-99.906CERT – The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are filed herewith.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TCW ETF Trust

By (Signature and Title)	/s/ Megan McClellan
Megan McClellan
President and Principal Executive Officer

Date	July 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Megan McClellan
Megan McClellan
President and Principal Executive Officer

Date	July 3, 2025

By (Signature and Title)	/s/ Richard M. Villa
Richard M. Villa
Treasurer, Principal Financial Officer, and Principal Accounting Officer

Date	July 3, 2025